UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02628

Fidelity Municipal Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2020

Item 1.

Reports to Stockholders

Fidelity® Municipal Income Fund

Semi-Annual Report

June 30, 2020

Includes Fidelity and Fidelity Advisor share classes

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Five States as of June 30, 2020

% of fund's net assets
Illinois	22.3
Florida	8.5
Texas	7.3
Pennsylvania	6.8
New Jersey	5.1

Top Five Sectors as of June 30, 2020

% of fund's net assets
Health Care	25.5
Transportation	23.6
General Obligations	23.1
Education	9.6
Electric Utilities	5.0

Quality Diversification (% of fund's net assets)

As of June 30, 2020
AAA	4.2%
AA,A	69.7%
BBB	18.8%
BB and Below	3.9%
Not Rated	1.9%
Short-Term Investments and Net Other Assets	1.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Schedule of Investments June 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.5%
	Principal Amount (000s)	Value (000s)
Alabama - 0.3%
Auburn Univ. Gen. Fee Rev. Series 2018 A, 5% 6/1/43	2,565	3,162
Jefferson County Gen. Oblig. Series 2018 A:
5% 4/1/25	$2,550	$3,053
5% 4/1/26	2,400	2,953
Montgomery Med. Clinic Facilities Series 2015, 5% 3/1/33	4,140	4,653

TOTAL ALABAMA		13,821

Arizona - 1.9%
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2007 B, 3 month U.S. LIBOR + 0.810% 1.77%, tender 1/1/37 (a)(b)	2,485	2,322
Arizona Indl. Dev. Auth. Rev. (Provident Group-Eastern Michigan Univ. Parking Proj.) Series 2018:
5% 5/1/48	910	918
5% 5/1/51	910	914
Chandler Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Intel Corp. Proj.) Series 2019, 5%, tender 6/3/24 (a)(c)	10,210	11,758
Glendale Gen. Oblig. Series 2017:
5% 7/1/30	2,080	2,504
5% 7/1/31	3,105	3,720
Glendale Indl. Dev. Auth. (Terraces of Phoenix Proj.) Series 2018 A:
5% 7/1/38	235	234
5% 7/1/48	295	282
Maricopa County Indl. Dev. Auth. (Creighton Univ. Proj.) Series 2020, 5% 7/1/47	2,400	2,796
Maricopa County Indl. Dev. Auth. Sr. Living Facilities Series 2016:
5.75% 1/1/36 (d)	740	728
6% 1/1/48 (d)	4,540	4,186
Maricopa County Rev. Series 2016 A:
5% 1/1/32	8,280	9,895
5% 1/1/33	4,965	5,903
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2013, 5% 7/1/22 (c)	830	897
Series 2017 A:
5% 7/1/33 (c)	910	1,084
5% 7/1/36 (c)	1,450	1,712
5% 7/1/37 (c)	1,075	1,266
Series 2017 B:
5% 7/1/29	2,070	2,565
5% 7/1/33	2,900	3,504
5% 7/1/36	3,310	3,963
5% 7/1/37	2,070	2,472
Phoenix Civic Impt. Corp. Series 2019 A, 5% 7/1/45	6,100	6,928
Phoenix IDA Student Hsg. Rev. (Downtown Phoenix Student Hsg. II LLC Arizona State Univ. Proj.) Series 2019 A:
5% 7/1/44	1,000	1,039
5% 7/1/49	1,125	1,164
5% 7/1/54	1,330	1,371
5% 7/1/59	2,000	2,054
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007:
5.25% 12/1/21	2,900	3,063
5.25% 12/1/22	1,240	1,357
5.5% 12/1/29	7,370	9,575
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.) Series 2006 C, 5% 9/1/35 (FSA Insured)	870	876

TOTAL ARIZONA		91,050

California - 3.9%
ABC Unified School District Series 1997 C, 0% 8/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,250	2,889
Cabrillo Unified School District Series A, 0% 8/1/20 (AMBAC Insured)	3,540	3,539
California Gen. Oblig.:
Series 2004:
5.25% 12/1/33	150	151
5.5% 4/1/28	10	10
5.5% 4/1/30	5	5
Series 2012, 5.25% 4/1/35	7,080	7,618
Series 2017, 5% 11/1/29	7,510	9,683
Series 2019, 5% 4/1/27	4,750	6,076
California Muni. Fin. Auth. Student Hsg. (CHF-Davis I, LLC - West Village Student Hsg. Proj.) Series 2018, 5% 5/15/38	7,200	8,217
California Pub. Fin. Auth. Univ. Hsg. Rev.:
(Claremont Colleges Proj.) Series 2017 A:
5% 7/1/27 (d)	1,185	889
5% 7/1/37 (d)	1,525	1,144
(NCCD - Claremont Properties LLC - Claremont Colleges Proj.) Series 2017 A, 5% 7/1/47 (d)	335	251
California Pub. Works Board Lease Rev. (Coalinga State Hosp. Proj.) Series 2013 E:
5% 6/1/26	1,985	2,231
5% 6/1/28	5,110	5,727
California Statewide Cmntys. Dev. Auth. Rev. Series 2015, 5% 2/1/45	2,695	2,560
Eastern Muni. Wtr. District Fing. Auth. Series 2020 A:
4% 7/1/38	1,400	1,716
5% 7/1/36	1,600	2,148
5% 7/1/37	1,000	1,338
Folsom Cordova Union School District No. 4 Series A, 0% 10/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,520	1,251
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2017 A1:
5% 6/1/23	3,140	3,508
5% 6/1/24	1,770	2,043
Kern Cmnty. College District Gen. Oblig. Series 2006:
0% 11/1/28 (FSA Insured)	4,100	3,653
0% 11/1/30 (FSA Insured)	4,140	3,507
Long Beach Unified School District Series 2009, 5.5% 8/1/29	155	156
Los Angeles Hbr. Dept. Rev. Series 2019 A:
5% 8/1/22 (c)	5,105	5,513
5% 8/1/23 (c)	7,775	8,678
5% 8/1/24 (c)	10,100	11,600
5% 8/1/25 (c)	3,515	4,142
5% 8/1/26 (c)	1,350	1,622
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C:
5% 3/1/25	1,205	1,286
5% 3/1/27	1,655	1,765
Monrovia Unified School District Series B, 0% 8/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,745	3,261
Oakland Unified School District Alameda County Series 2015 A, 5% 8/1/29	1,450	1,697
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	4,885	3,919
Series 2011, 0% 8/1/46	950	441
Series B:
0% 8/1/37	6,455	4,416
0% 8/1/39	19,705	12,639
Poway Unified School District Pub. Fing. Series 2015 A:
5% 9/1/24	825	945
5% 9/1/26	1,050	1,224
5% 9/1/29	2,185	2,512
5% 9/1/31	985	1,116
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,140	3,662
San Diego Unified School District:
Series 2008 C, 0% 7/1/34	2,980	2,239
Series 2008 E, 0% 7/1/47 (e)	7,205	6,728
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Series 2019 B, 5% 5/1/49	3,765	4,586
San Jose Fing. Auth. Lease Rev. (Civic Ctr. Proj.) Series 2013 A:
5% 6/1/27	3,815	4,249
5% 6/1/31	4,790	5,274
San Marcos Unified School District Series 2010 B, 0% 8/1/47	17,635	8,436
San Mateo County Cmnty. College District Series A, 0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,495	4,159
Union Elementary School District Series B, 0% 9/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,240	1,226
Univ. of California Regents Med. Ctr. Pool Rev. Series 2013 J, 5% 5/15/48	2,485	2,691
Washington Township Health Care District Gen. Oblig.:
Series 2013 A, 5.5% 8/1/38	3,725	4,229
Series 2013 B, 5.5% 8/1/38	830	942
Washington Township Health Care District Rev. Series 2010 A:
5.25% 7/1/30	910	912
5.5% 7/1/38	3,160	3,171
West Contra Costa Unified School District Series 2012, 5% 8/1/26	1,655	1,795

TOTAL CALIFORNIA		191,385

Colorado - 1.5%
Arkansas River Pwr. Auth. Rev. Series 2018 A:
5% 10/1/38	2,080	2,275
5% 10/1/43	2,600	2,793
Colorado Health Facilities Auth.:
(Parkview Med. Ctr., Inc. Proj.) Series 2016:
4% 9/1/35	1,365	1,486
4% 9/1/36	1,075	1,167
5% 9/1/46	6,045	6,788
Series 2019 A2:
4% 8/1/49	6,100	6,538
5% 8/1/37	1,000	1,194
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) Series B, 0% 7/15/20 (Escrowed to Maturity)	5,795	5,794
Colorado Hsg. & Fin. Auth. Series 2019 H, 4.25% 11/1/49	1,575	1,758
Denver City & County Arpt. Rev.:
Series 2017 A:
5% 11/15/23 (c)	1,885	2,133
5% 11/15/26 (c)	2,855	3,491
5% 11/15/27 (c)	2,440	3,046
Series 2018 A:
5% 12/1/34 (c)	4,245	5,751
5% 12/1/36 (c)	4,140	5,013
5% 12/1/37 (c)	8,280	9,996
E-470 Pub. Hwy. Auth. Rev.:
Series 2000 B, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,240	11,230
Series 2010 C:
5.25% 9/1/25	830	837
5.375% 9/1/26	830	837

TOTAL COLORADO		72,127

Connecticut - 2.0%
Connecticut Gen. Oblig.:
Series 2014 C, 5% 6/15/25	1,390	1,668
Series 2015 B, 5% 6/15/32	1,980	2,315
Series 2016 B, 5% 5/15/26	5,095	6,227
Series 2018 F:
5% 9/15/23	2,150	2,445
5% 9/15/24	2,690	3,156
5% 9/15/25	2,700	3,262
Series 2020 A:
4% 1/15/33	10,100	11,933
4% 1/15/34	8,385	9,821
Connecticut Health & Edl. Facilities Auth. Rev.:
(Sacred Heart Univ., CT. Proj.) Series 2017 I-1:
5% 7/1/26	415	500
5% 7/1/27	290	355
5% 7/1/28	525	637
5% 7/1/29	330	398
Series 2016 K, 4% 7/1/46	7,315	7,514
Series 2017 B, 5% 7/1/29 (f)	11,995	16,368
Series 2018 K-3, 5% 7/1/36	895	955
Series 2019 A:
5% 7/1/39 (d)	3,930	4,553
5% 7/1/49 (d)	285	324
Series 2020 A:
4% 7/1/37	2,500	2,792
4% 7/1/38	1,120	1,245
5% 7/1/32	2,000	2,486
5% 7/1/34	3,500	4,311
Series K1:
5% 7/1/27	415	456
5% 7/1/29	1,060	1,170
5% 7/1/30	830	912
5% 7/1/33	1,325	1,426
5% 7/1/34	620	665
Hbr. Point Infrastructure Impt. District Series 2017:
5% 4/1/30 (d)	3,785	4,126
5% 4/1/39 (d)	4,865	5,144
New Britain Gen. Oblig. Series 2017 C, 5% 3/1/29 (FSA Insured)	885	1,097

TOTAL CONNECTICUT		98,261

District Of Columbia - 1.9%
District of Columbia Rev. Series B, 4.75% 6/1/32	2,235	2,242
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev.:
(Dulles Metrorail And Cap. Impt. Proj.) Series 2019 B, 5% 10/1/47	7,150	8,383
(Dulles Metrorail and Cap. Impt. Projs.) Series 2019 A:
5% 10/1/35	2,115	2,523
5% 10/1/37	2,125	2,517
5% 10/1/39	2,000	2,356
5% 10/1/44	7,000	8,155
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2017 A:
5% 10/1/31 (c)	1,200	1,471
5% 10/1/32 (c)	1,855	2,260
5% 10/1/33 (c)	910	1,104
5% 10/1/35 (c)	2,070	2,495
5% 10/1/42 (c)	4,140	4,907
Series 2020 A:
5% 10/1/24 (c)(f)	19,420	22,646
5% 10/1/25 (c)(f)	12,425	14,885
5% 10/1/26 (c)(f)	9,015	11,048
5% 10/1/27 (c)(f)	3,125	3,915
5% 10/1/28 (c)(f)	1,560	1,995

TOTAL DISTRICT OF COLUMBIA		92,902

Florida - 8.5%
Brevard County School Board Ctfs. of Prtn. Series 2015 C, 5% 7/1/28	1,445	1,731
Broward County Arpt. Sys. Rev.:
Series 2012 P-1, 5% 10/1/22 (c)	800	870
Series 2012 Q1, 5% 10/1/25	4,315	4,697
Series 2017:
5% 10/1/25 (c)	205	243
5% 10/1/26 (c)	930	1,128
5% 10/1/27 (c)	830	1,027
5% 10/1/29 (c)	2,200	2,686
5% 10/1/30 (c)	610	740
5% 10/1/32 (c)	2,900	3,470
5% 10/1/33 (c)	1,080	1,286
5% 10/1/34 (c)	1,055	1,253
5% 10/1/35 (c)	1,240	1,467
5% 10/1/36 (c)	1,655	1,952
5% 10/1/37 (c)	1,865	2,194
5% 10/1/42 (c)	3,520	4,095
5% 10/1/47 (c)	4,965	5,739
Series A:
5% 10/1/23 (c)	1,180	1,327
5% 10/1/28 (c)	2,485	2,904
5% 10/1/30 (c)	2,900	3,363
5% 10/1/31 (c)	2,485	2,870
5% 10/1/32 (c)	2,320	2,668
Broward County School Board Ctfs. of Prtn.:
(Broward County School District Proj.) Series 2016 A, 5% 7/1/28	555	673
Series 2012 A:
5% 7/1/24	1,795	1,937
5% 7/1/27	4,715	5,080
Series 2015 A:
5% 7/1/24	1,855	2,145
5% 7/1/27	830	981
Series 2015 B, 5% 7/1/24	2,280	2,637
Series 2016, 5% 7/1/32	1,820	2,167
Collier County Indl. Dev. Auth. Healthcare Facilities Rev. (NCH Healthcare Sys. Proj.) Series 2011, 6.25% 10/1/39	9,550	9,834
Duval County School Board Ctfs. of Prtn.:
Series 2015 B:
5% 7/1/28	1,705	2,033
5% 7/1/32	10,120	12,021
Series 2016 A, 5% 7/1/33	1,110	1,343
Escambia County Health Facilities Auth. Health Facilities Rev. Series 2020 A, 4% 8/15/45	2,820	3,017
Florida Mid-Bay Bridge Auth. Rev.:
Series 2015 A, 5% 10/1/35	5,300	5,872
Series 2015 C:
5% 10/1/30	2,705	3,029
5% 10/1/40	1,655	1,808
Florida Muni. Pwr. Agcy. Rev.:
(Requirements Pwr. Supply Proj.) Series 2016 A:
5% 10/1/30	1,810	2,199
5% 10/1/31	1,975	2,387
(St. Lucie Proj.) Series 2012 A, 5% 10/1/26	3,065	3,338
Series 2015 B:
5% 10/1/28	830	992
5% 10/1/30	1,490	1,768
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Series 2016 A, 5% 10/1/46 (c)	830	958
Series 2016:
5% 10/1/20 (c)	165	167
5% 10/1/21 (c)	1,280	1,342
5% 10/1/22 (c)	830	905
5% 10/1/26 (c)	1,405	1,711
5% 10/1/27 (c)	830	1,032
Series 2017 A:
5% 10/1/25 (c)	830	989
5% 10/1/27 (c)	1,655	2,058
5% 10/1/29 (c)	2,485	3,051
5% 10/1/30 (c)	2,665	3,247
5% 10/1/32 (c)	5,590	6,718
5% 10/1/34 (c)	4,965	5,925
5% 10/1/35 (c)	6,565	7,806
5% 10/1/36 (c)	6,210	7,360
5% 10/1/37 (c)	5,175	6,117
Halifax Hosp. Med. Ctr. Rev. Series 2015:
4% 6/1/27	1,165	1,292
5% 6/1/24	230	263
Jacksonville Sales Tax Rev. Series 2012, 5% 10/1/25	830	899
Lake County School Board Ctfs. of Prtn. Series 2014 A:
5% 6/1/27 (FSA Insured)	830	962
5% 6/1/28 (FSA Insured)	830	960
5% 6/1/30 (FSA Insured)	1,865	2,148
Lee County Arpt. Rev. Series 2011 A, 5.375% 10/1/32 (c)	5,225	5,437
Miami-Dade County Aviation Rev.:
Series 2012 A:
5% 10/1/21 (c)	1,575	1,651
5% 10/1/22 (c)	830	901
5% 10/1/23 (c)	6,375	6,911
5% 10/1/24 (c)	7,490	8,110
Series 2014 A:
5% 10/1/28 (c)	4,140	4,686
5% 10/1/33 (c)	6,940	7,723
5% 10/1/36 (c)	13,125	14,516
Series 2015 A:
5% 10/1/29 (c)	1,310	1,513
5% 10/1/31 (c)	1,100	1,259
5% 10/1/35 (c)	4,555	5,048
Series 2016 A:
5% 10/1/29	1,200	1,441
5% 10/1/31	1,450	1,725
Series 2017 B, 5% 10/1/40 (c)	10,760	12,531
Miami-Dade County Cap. Asset Acquisition Series 2012 A, 5% 10/1/26	3,105	3,379
Miami-Dade County Expressway Auth.:
Series 2014 A, 5% 7/1/44	2,900	3,177
Series 2014 B:
5% 7/1/26	2,070	2,340
5% 7/1/27	1,450	1,637
5% 7/1/28	830	937
Series 2016 A:
5% 7/1/32	3,560	4,083
5% 7/1/33	3,020	3,449
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2015 A:
5% 5/1/27 (FSA Insured)	645	777
5% 5/1/29	3,375	4,002
Series 2016 A, 5% 5/1/30	6,225	7,527
Miami-Dade County Transit Sales Surtax Rev. Series 2012, 5% 7/1/42	1,820	1,955
Miami-Dade County Wtr. & Swr. Rev. Series 2017 B, 4% 10/1/35	3,900	4,525
Orange County Health Facilities Auth.:
Series 2012 A, 5% 10/1/42	9,975	10,448
Series 2016 A:
5% 10/1/39	2,200	2,567
5% 10/1/44	1,605	1,833
Orange County School Board Ctfs. of Prtn. Series 2015 C, 5% 8/1/30	8,280	9,993
Palm Beach County Arpt. Sys. Rev. Series 2016:
5% 10/1/21 (c)	995	1,043
5% 10/1/23 (c)	1,095	1,227
5% 10/1/24 (c)	1,140	1,311
5% 10/1/27 (c)	830	982
5% 10/1/29 (c)	860	1,012
5% 10/1/30 (c)	1,530	1,793
5% 10/1/31 (c)	1,075	1,255
5% 10/1/32 (c)	1,655	1,921
5% 10/1/33 (c)	3,555	4,116
5% 10/1/34 (c)	3,730	4,308
5% 10/1/35 (c)	3,930	4,528
Palm Beach County Health Facilities Auth. Hosp. Rev. Series 2014, 5% 12/1/22 (Escrowed to Maturity)	555	616
Palm Beach County School Board Ctfs. of Prtn. Series 2015 D:
5% 8/1/28	3,905	4,700
5% 8/1/29	4,965	5,965
Pinellas County Idr (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Proj.) Series 2019:
5% 7/1/29	400	440
5% 7/1/39	810	898
South Florida Wtr. Mgmt. District Ctfs. of Prtn. Series 2015:
5% 10/1/29	4,140	4,999
5% 10/1/32	5,190	6,197
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr., FL. Proj.) Series 2017:
4% 8/15/33	2,070	2,318
5% 8/15/26	2,815	3,386
5% 8/15/27	1,865	2,284
5% 8/15/28	1,240	1,514
5% 8/15/30	2,685	3,248
5% 8/15/31	2,590	3,117
5% 8/15/32	1,930	2,309
5% 8/15/34	5,360	6,367
5% 8/15/35	3,555	4,208
5% 8/15/42	5,465	6,361
5% 8/15/47	8,115	9,383
Tallahassee Health Facilities Rev.:
(Tallahassee Memorial Healthcare, Inc. Proj.) Series 2016 A, 5% 12/1/41	910	1,001
Series 2015 A, 5% 12/1/40	1,820	1,990
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A:
5% 9/1/22	1,905	2,070
5% 9/1/25	340	368
Volusia County Edl. Facilities Auth. Rev. (Embry-Riddle Aeronautical Univ., Inc. Proj.) Series 2020 A:
5% 10/15/44	905	1,066
5% 10/15/49	1,705	1,998
Volusia County School Board Ctfs. of Prtn.:
(Florida Master Lease Prog.) Series 2016 A:
5% 8/1/29 (Build America Mutual Assurance Insured)	830	1,003
5% 8/1/32 (Build America Mutual Assurance Insured)	4,140	4,970
(Master Lease Prog.) Series 2014 B:
5% 8/1/25	1,470	1,711
5% 8/1/26	280	326

TOTAL FLORIDA		413,271

Georgia - 1.9%
Atlanta Arpt. Rev. Series 2019 B, 5% 7/1/25 (c)	1,870	2,213
Atlanta Wtr. & Wastewtr. Rev. Series 2015, 5% 11/1/27	830	995
Bartow County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Bowen Proj.) Series 1997 1, 2.05%, tender 11/19/21 (a)	1,655	1,674
Columbus Med. Ctr. Hosp. Auth. Bonds (Piedmont Healthcare, Inc. Proj.) Series 2019 B, 5%, tender 7/1/29 (a)	6,900	8,330
DeKalb County Wtr. & Swr. Rev. Series 2011 A, 5.25% 10/1/36	2,485	2,611
Fulton County Dev. Auth. Rev. Series 2019:
4% 6/15/49	1,515	1,691
5% 6/15/52	5,540	6,748
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.) Series S, 5% 10/1/22	2,835	3,126
Glynn-Brunswick Memorial Hosp. Auth. Rev. (Southeast Georgia Health Sys. Proj.) Series 2017:
4% 8/1/43	1,860	1,934
5% 8/1/39	1,705	1,892
5% 8/1/43	2,275	2,577
Hosp. Auth. of Savannah Auth. Rev. Series 2019 A:
4% 7/1/35	1,400	1,576
4% 7/1/36	4,500	5,026
4% 7/1/43	6,160	6,633
Main Street Natural Gas, Inc. Bonds Series 2018 C, 4%, tender 12/1/23 (a)	21,230	23,233
Private Colleges & Univs. Auth. Rev.:
(Agnes Scott College) Series 2019 A, 5% 6/1/28	1,000	1,233
(The Savannah College of Art and Design Projs.) Series 2014:
5% 4/1/25	2,900	3,289
5% 4/1/30	1,655	1,848
5% 4/1/44	3,160	3,439
Series 2019 A, 5% 6/1/29	800	1,003
Series 2020 B:
5% 9/1/25	4,290	5,284
5% 9/1/31	2,490	3,389
5% 9/1/32	1,880	2,538

TOTAL GEORGIA		92,282

Hawaii - 0.8%
Hawaii Arpts. Sys. Rev.:
Series 2015 A:
5% 7/1/41 (c)	6,210	7,031
5% 7/1/45 (c)	16,455	18,539
Series 2018 A:
5% 7/1/29 (c)	1,055	1,318
5% 7/1/30 (c)	1,240	1,539
5% 7/1/31 (c)	1,215	1,499
5% 7/1/32 (c)	1,240	1,518
5% 7/1/33 (c)	1,265	1,540
State of Hawaii Dept. of Trans. Series 2013:
5% 8/1/22 (c)	1,305	1,398
5.25% 8/1/24 (c)	1,655	1,828
5.25% 8/1/25 (c)	2,070	2,281

TOTAL HAWAII		38,491

Idaho - 0.0%
Idaho Hsg. & Fin. Assoc. Single Family Mtg. Series 2019 A, 4% 1/1/50	775	857
Illinois - 22.3%
Boone & Winnebago County Cmnty. Unit School District 200:
0% 1/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,495
0% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,615	1,594
Chicago Board of Ed.:
Series 1998 B1, 0% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,960	1,895
Series 1999 A, 5.25% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,975	2,089
Series 2010 F, 5% 12/1/20	1,070	1,079
Series 2011 A:
5% 12/1/41	4,790	4,829
5.25% 12/1/41	2,965	2,999
5.5% 12/1/39	6,540	6,644
Series 2012 A, 5% 12/1/42	7,630	7,735
Series 2015 C, 5.25% 12/1/39	1,405	1,457
Series 2016 B, 6.5% 12/1/46	660	754
Series 2017 A, 7% 12/1/46 (d)	2,320	2,779
Series 2017 C:
5% 12/1/22	2,175	2,261
5% 12/1/23	1,880	1,980
5% 12/1/24	4,770	5,076
5% 12/1/25	2,725	2,921
5% 12/1/26	800	866
5% 12/1/30	2,105	2,281
5% 12/1/34	1,245	1,327
Series 2017 D:
5% 12/1/23	2,460	2,591
5% 12/1/24	1,030	1,096
5% 12/1/31	2,485	2,681
Series 2017 H, 5% 12/1/36	95	101
Series 2018 A:
5% 12/1/25	830	890
5% 12/1/26	830	898
5% 12/1/28	3,915	4,298
5% 12/1/30	1,655	1,809
5% 12/1/32	950	1,027
5% 12/1/35	830	887
Series 2018 C, 5% 12/1/46	3,250	3,412
Series 2019 A:
4% 12/1/27	5,000	5,122
5% 12/1/22	1,575	1,637
5% 12/1/27	1,625	1,774
5% 12/1/28	2,910	3,195
5% 12/1/28	2,000	2,196
5% 12/1/33	1,300	1,409
Chicago Gen. Oblig. Series 2020 A:
5% 1/1/27	430	467
5% 1/1/28	6,400	7,006
5% 1/1/29	5,675	6,261
5% 1/1/30	3,125	3,474
5% 1/1/31	3,760	4,174
Chicago Midway Arpt. Rev.:
Series 2014 A:
5% 1/1/27 (c)	8,550	9,466
5% 1/1/28 (c)	15,855	17,513
5% 1/1/33 (c)	4,450	4,849
5% 1/1/34 (c)	2,150	2,338
Series 2016 A, 5% 1/1/28 (c)	1,655	1,906
Series 2016 B:
4% 1/1/35	1,305	1,403
5% 1/1/36	1,655	1,871
5% 1/1/37	2,235	2,520
5% 1/1/46	5,865	6,520
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2013 B, 5% 1/1/27	5,195	5,659
Series 2013 D, 5% 1/1/27	2,650	2,887
Series 2015 A:
5% 1/1/31 (c)	5,000	5,664
5% 1/1/32 (c)	10,100	11,399
Series 2015 C:
5% 1/1/24 (c)	1,190	1,342
5% 1/1/46 (c)	1,985	2,186
Series 2016 B, 5% 1/1/34	5,050	5,825
Series 2016 C:
5% 1/1/33	2,255	2,609
5% 1/1/34	2,610	3,011
Series 2016 G:
5% 1/1/37 (c)	1,655	1,919
5% 1/1/42 (c)	1,655	1,899
5.25% 1/1/29 (c)	290	352
5.25% 1/1/31 (c)	330	396
Series 2017 A, 5% 1/1/31	2,925	3,497
Series 2017 B:
5% 1/1/35	1,740	2,047
5% 1/1/37	7,080	8,279
Series 2017 C:
5% 1/1/30	495	595
5% 1/1/31	495	592
5% 1/1/32	540	642
Series 2017 D:
5% 1/1/28 (c)	2,475	2,978
5% 1/1/29 (c)	2,070	2,480
5% 1/1/32 (c)	2,235	2,636
5% 1/1/34 (c)	3,360	3,930
5% 1/1/35 (c)	2,485	2,899
5% 1/1/36 (c)	3,090	3,593
5% 1/1/37 (c)	1,655	1,919
Series 2018 A:
5% 1/1/48 (c)	2,215	2,607
5% 1/1/53 (c)	3,790	4,439
Chicago O'Hare Int'l. Arpt. Spl. Facilities Rev. Series 2018:
5% 7/1/38 (c)	2,185	2,475
5% 7/1/48 (c)	9,030	10,049
Chicago Transit Auth.:
Series 2014, 5.25% 12/1/49	14,900	16,213
Series 2017, 5% 12/1/46	3,395	3,713
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017:
5% 6/1/22	1,670	1,783
5% 6/1/23	1,505	1,658
5% 6/1/24	255	289
5% 6/1/25	255	296
5% 6/1/26	205	243
Cook County Forest Preservation District:
Series 2012 A, 5% 11/15/22	1,655	1,805
Series 2012 C, 5% 12/15/21	830	876
Cook County Gen. Oblig.:
Series 2010 A:
5.25% 11/15/22	570	576
5.25% 11/15/33	14,925	15,041
Series 2010 G, 5% 11/15/25	2,815	2,841
Series 2012 C, 5% 11/15/24	9,190	9,734
Series 2016 A:
5% 11/15/26	4,420	5,033
5% 11/15/27	2,320	2,623
5% 11/15/28	3,020	3,405
5% 11/15/29	3,760	4,222
5% 11/15/30	4,140	4,628
Illinois Fin. Auth. Rev.:
(Bradley Univ. Proj.) Series 2017 C:
5% 8/1/29	1,090	1,286
5% 8/1/30	760	892
5% 8/1/32	1,015	1,176
(Depaul Univ. Proj.) Series 2016 A:
4% 10/1/34	830	894
5% 10/1/29	830	971
5% 10/1/30	830	967
5% 10/1/35	1,655	1,891
(OSF Healthcare Sys.) Series 2018 A:
4.125% 5/15/47	25,725	27,657
5% 5/15/43	34,525	39,835
(Presence Health Proj.) Series 2016 C:
3.625% 2/15/32	950	1,044
4% 2/15/33	225	254
5% 2/15/25	190	224
5% 2/15/26	2,525	3,054
5% 2/15/29	5,110	6,295
5% 2/15/36	1,160	1,388
(Rosalind Franklin Univ. Research Bldg. Proj.) Series 2017 C, 5% 8/1/46	830	888
(Rush Univ. Med. Ctr. Proj.) Series 2015 A, 5% 11/15/34	415	472
Series 2009, 5% 8/15/23 (Pre-Refunded to 8/15/20 @ 100)	1,545	1,554
Series 2012 A:
5% 5/15/22	1,805	1,918
5% 5/15/23	250	266
Series 2012:
4% 9/1/32	7,265	7,479
5% 9/1/32	1,575	1,690
5% 9/1/38	21,730	23,412
5% 11/15/43	4,315	4,582
Series 2013:
5% 11/15/24	415	452
5% 11/15/27	85	92
5% 11/15/28	2,380	2,573
5% 11/15/29	1,160	1,252
Series 2015 A:
5% 11/15/21	495	522
5% 11/15/35	1,985	2,248
5% 11/15/45	2,670	2,986
Series 2015 B, 5% 11/15/27	2,615	3,039
Series 2015 C:
4.125% 8/15/37	735	784
5% 8/15/35	6,175	6,909
5% 8/15/44	30,175	32,947
Series 2016 A:
5% 8/15/22 (Escrowed to Maturity)	830	910
5% 8/15/25 (Escrowed to Maturity)	1,970	2,411
5% 8/15/26 (Escrowed to Maturity)	2,635	3,327
5% 7/1/28	1,020	1,209
5% 2/15/29	4,255	5,068
5% 2/15/30	4,490	5,333
5% 7/1/30	590	694
5% 2/15/31	3,620	4,267
5% 7/1/31	1,040	1,218
5% 2/15/32	3,520	4,130
5% 7/1/33	540	627
5% 7/1/34	4,140	4,795
5% 8/15/34 (Pre-Refunded to 8/15/26 @ 100)	535	675
5% 8/15/35 (Pre-Refunded to 8/15/26 @ 100)	420	530
5% 7/1/36	2,140	2,463
5% 8/15/36 (Pre-Refunded to 8/15/26 @ 100)	1,685	2,127
5.25% 8/15/27 (Pre-Refunded to 8/15/26 @ 100)	1,865	2,383
5.25% 8/15/28 (Pre-Refunded to 8/15/26 @ 100)	2,395	3,060
5.25% 8/15/30 (Pre-Refunded to 8/15/26 @ 100)	1,840	2,351
5.25% 8/15/31 (Pre-Refunded to 8/15/26 @ 100)	495	632
Series 2016 B:
5% 8/15/31	6,095	7,320
5% 8/15/32	5,000	5,972
5% 8/15/34	6,220	7,350
5% 8/15/36	8,680	10,190
Series 2016 C:
3.75% 2/15/34	1,215	1,344
4% 2/15/36	5,160	5,777
4% 2/15/41	14,125	15,630
4% 2/15/41 (Pre-Refunded to 2/15/27 @ 100)	655	793
5% 2/15/24	555	635
5% 2/15/30	6,425	7,880
5% 2/15/31	12,595	15,375
5% 2/15/32	3,660	4,444
5% 2/15/34	2,920	3,517
5% 2/15/41	5,720	6,753
Series 2016:
4% 2/15/41 (Pre-Refunded to 2/15/27 @ 100)	30	36
5% 5/15/29	1,040	1,212
5% 12/1/29	1,420	1,653
5% 5/15/30	2,200	2,557
5% 12/1/46	3,865	4,320
Series 2017 A:
5% 1/1/36	1,860	2,159
5% 8/1/42	730	786
Series 2017:
5% 1/1/29	2,775	3,483
5% 7/1/34	4,640	5,689
5% 7/1/35	3,900	4,766
Series 2018 A:
4.25% 1/1/44	2,465	2,704
5% 1/1/44	14,900	17,260
Series 2019:
4% 9/1/37	600	612
4% 9/1/41	1,000	1,009
5% 9/1/36	1,000	1,115
Illinois Gen. Oblig.:
Series 2010, 5% 1/1/21 (FSA Insured)	2,565	2,571
Series 2012 A, 4% 1/1/23	2,090	2,118
Series 2012:
5% 8/1/21	1,985	2,035
5% 3/1/23	4,265	4,400
5% 8/1/23	3,810	4,027
Series 2013:
5% 1/1/22	2,420	2,424
5.5% 7/1/24	830	885
5.5% 7/1/25	4,315	4,588
Series 2014:
5% 2/1/22	880	909
5% 2/1/23	3,665	3,843
5% 2/1/25	3,005	3,184
5% 2/1/26	2,270	2,396
5% 4/1/28	1,895	1,987
5% 5/1/28	1,780	1,868
5.25% 2/1/31	360	376
Series 2016:
5% 2/1/23	1,500	1,573
5% 2/1/24	8,285	8,805
5% 6/1/25	7,295	7,869
5% 11/1/25	2,485	2,689
5% 6/1/26	995	1,081
5% 2/1/27	5,585	6,095
Series 2017 D:
5% 11/1/21	100	103
5% 11/1/22	19,770	20,687
5% 11/1/23	20,695	21,948
5% 11/1/24	28,975	31,068
5% 11/1/25	28,795	31,161
5% 11/1/26	8,690	9,467
5% 11/1/27	2,900	3,182
Series 2018 A, 5% 10/1/28	230	252
Series 2019 B:
5% 9/1/21	3,990	4,094
5% 9/1/22	3,915	4,085
5% 9/1/23	3,990	4,222
5% 9/1/24	3,990	4,270
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. Series 2019, 2.9% 7/1/35	6,249	6,512
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/31	3,370	3,950
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2015 A, 5% 1/1/37	3,020	3,487
Series 2016 A:
5% 12/1/31	5,825	6,885
5% 12/1/32	8,525	9,993
Kane, McHenry, Cook & DeKalb Counties Unit School District #300 Series 2002, 0% 12/1/21 (AMBAC Insured)	2,560	2,528
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2016:
5% 2/1/34	5,795	6,579
5% 2/1/35	4,140	4,688
5% 2/1/36	7,120	8,039
Lake County Cmnty. High School District #117, Antioch Series 2000 B, 0% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,495	1,489
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2004, 0% 1/1/24 (FSA Insured)	4,220	4,051
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,215	4,811
Series 2010 B1:
0% 6/15/43 (FSA Insured)	41,985	17,826
0% 6/15/44 (FSA Insured)	48,430	19,737
0% 6/15/45 (FSA Insured)	25,250	9,900
0% 6/15/47 (FSA Insured)	3,000	1,085
Series 2012 B, 0% 12/15/51	10,845	2,495
Series A:
0% 6/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,045	992
0% 12/15/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,560	2,254
Series 1996 A, 0% 6/15/24	2,535	2,268
Series 1998 A, 5.5% 12/15/23 (FGIC Insured)	10	11
Series 2017 B:
5% 12/15/25	830	897
5% 12/15/26	2,755	2,998
5% 12/15/27	295	323
5% 12/15/31	560	603
5% 12/15/34	330	351
Northern Illinois Univ. Revs. Series 2020 B:
5% 4/1/26 (Build America Mutual Assurance Insured)	1,400	1,630
5% 4/1/28 (Build America Mutual Assurance Insured)	1,300	1,564
5% 4/1/30 (Build America Mutual Assurance Insured)	1,000	1,232
5% 4/1/32 (Build America Mutual Assurance Insured)	1,295	1,573
Railsplitter Tobacco Settlement Auth. Rev. Series 2017:
5% 6/1/27	4,140	4,889
5% 6/1/28	2,275	2,678
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.) Series 1999 A, 0% 4/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,110	4,068
Series 2010 A:
5% 4/1/25	5,070	5,086
5.25% 4/1/30	3,475	3,485
Series 2013:
6% 10/1/42	4,555	5,033
6.25% 10/1/38	4,495	5,022
Series 2018 A, 5% 4/1/30	3,425	4,232
Will County Cmnty. Unit School District #365-U Series 2007 B, 0% 11/1/26 (FSA Insured)	5,095	4,719
Will County Illinois Series 2016:
5% 11/15/31	1,340	1,612
5% 11/15/32	1,020	1,222
5% 11/15/33	1,240	1,481
5% 11/15/34	1,240	1,477

TOTAL ILLINOIS		1,083,097

Indiana - 1.3%
Indiana Fin. Auth. Rev.:
Series 2015 A, 5.25% 2/1/32	5,845	6,819
Series 2016:
4% 9/1/21	330	344
5% 9/1/22	250	272
5% 9/1/23	375	423
5% 9/1/24	560	652
5% 9/1/26	1,075	1,317
5% 9/1/27	540	659
5% 9/1/28	2,535	3,081
5% 9/1/29	1,240	1,501
5% 9/1/30	1,160	1,398
Indiana Fin. Auth. Wastewtr. Util. Rev.:
(CWA Auth. Proj.):
Series 2012 A, 5% 10/1/26	2,105	2,317
Series 2015 A, 5% 10/1/30	3,990	4,689
Series 2011 A, 5.25% 10/1/25	1,450	1,536
Indianapolis Local Pub. Impt.:
(Indianapolis Arpt. Auth. Proj.) Series 2019 I, 5% 1/1/44	5,100	6,188
Series 2016:
4% 1/1/32 (c)	830	905
4% 1/1/33 (c)	830	901
4% 1/1/34 (c)	1,010	1,093
4% 1/1/35 (c)	2,300	2,483
5% 1/1/26 (c)	875	1,036
Lake Central Multi-District School Bldg. Corp. Series 2012 B, 5% 1/15/30	1,700	1,876
Purdue Univ. Rev. Series 2018 DD:
5% 7/1/34	995	1,275
5% 7/1/35	1,960	2,502
5% 7/1/36	2,130	2,708
5% 7/1/37	1,970	2,498
5% 7/1/38	2,345	2,965
Saint Joseph County Econ. Dev. Auth. Rev. (St. Mary's College Proj.):
Series 2019:
4% 4/1/38	260	281
4% 4/1/46	6,035	6,404
5% 4/1/43	460	534
Series 2020:
4% 4/1/38	1,510	1,633
5% 4/1/32	1,805	2,180
Zionsville Cmnty. Schools Bldg. Series 2005, 5% 7/15/20 (FSA Insured)	815	816

TOTAL INDIANA		63,286

Iowa - 0.1%
Iowa Fin. Auth. Rev. Series A:
5% 5/15/43	1,145	1,154
5% 5/15/48	1,300	1,302
Iowa Student Ln. Liquidity Corp. Student Ln. Rev. Series 2019 B:
5% 12/1/26 (c)	1,850	2,136
5% 12/1/27 (c)	1,965	2,304

TOTAL IOWA		6,896

Kansas - 0.3%
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev.:
Series 2012 A:
5% 9/1/25	3,310	3,623
5% 9/1/26	1,615	1,767
Series 2016 A:
5% 9/1/40	3,740	4,342
5% 9/1/45	5,630	6,490

TOTAL KANSAS		16,222

Kentucky - 1.4%
Kenton County Arpt. Board Arpt. Rev. Series 2016:
5% 1/1/21	540	552
5% 1/1/22	600	638
5% 1/1/23	350	386
5% 1/1/28	1,310	1,565
5% 1/1/31	1,240	1,463
5% 1/1/32	1,240	1,457
Kentucky Econ. Dev. Fin. Auth.:
Series 2019 A1:
5% 8/1/35	1,000	1,202
5% 8/1/44	1,000	1,174
Series 2019 A2, 5% 8/1/44	2,995	3,516
Kentucky Econ. Dev. Fin. Auth. Rev. Louisville Arena Auth., Inc. Series 2017 A, 5% 12/1/47 (FSA Insured)	1,340	1,397
Kentucky State Property & Buildings Commission Rev. (Proj. No. 119) Series 2018:
5% 5/1/26	830	965
5% 5/1/27	2,435	2,872
5% 5/1/29	4,510	5,356
5% 5/1/32	1,185	1,432
5% 5/1/33	915	1,100
5% 5/1/34	1,045	1,252
5% 5/1/35	615	710
5% 5/1/36	520	600
Kentucky, Inc. Pub. Energy Bonds Series A, 4%, tender 6/1/26 (a)	10,000	11,291
Louisville & Jefferson County:
Bonds:
Series 2020 B, 5%, tender 10/1/23 (a)	4,930	5,421
Series 2020 C, 5%, tender 10/1/26 (a)	1,695	1,968
Series 2020 D, 5%, tender 10/1/29 (a)	2,030	2,448
Series 2013 A:
5.5% 10/1/33	2,815	3,128
5.75% 10/1/38	7,255	8,072
Series 2020 A:
5% 10/1/37	2,405	2,911
5% 10/1/38	2,300	2,776
Pikeville Hosp. Rev. (Pikeville Med. Ctr., Inc. Proj.) Series 2011, 6.5% 3/1/41	2,485	2,553

TOTAL KENTUCKY		68,205

Louisiana - 1.1%
Calcasieu Parish Memorial Hosp. (Lake Charles Memorial Hosp. Proj.) Series 2019:
5% 12/1/34	1,105	1,254
5% 12/1/39	1,065	1,179
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2017 A, 5% 7/1/47	1,950	2,195
Louisiana Pub. Facilities Auth. Rev.:
(Tulane Univ. of Louisiana Proj.) Series 2016 A:
5% 12/15/24	1,240	1,423
5% 12/15/25	2,585	3,032
5% 12/15/26	1,045	1,252
5% 12/15/28	1,655	1,962
5% 12/15/29	1,175	1,383
5% 12/15/30	2,320	2,719
Series 2018 E:
5% 7/1/37	1,615	1,959
5% 7/1/38	1,260	1,524
New Orleans Aviation Board Rev.:
(North Term. Proj.):
Series 2015 B:
5% 1/1/27 (c)	1,160	1,335
5% 1/1/29 (c)	4,295	4,909
5% 1/1/30 (c)	5,795	6,575
5% 1/1/31 (c)	2,070	2,341
5% 1/1/40 (c)	6,860	7,645
Series 2017 B:
5% 1/1/27 (c)	330	399
5% 1/1/28 (c)	205	247
5% 1/1/32 (c)	330	389
5% 1/1/33 (c)	580	680
5% 1/1/34 (c)	180	210
5% 1/1/35 (c)	330	385
Series 2017 D2:
5% 1/1/27 (c)	415	502
5% 1/1/28 (c)	595	716
5% 1/1/31 (c)	530	628
5% 1/1/33 (c)	850	996
5% 1/1/34 (c)	1,020	1,192
5% 1/1/36 (c)	775	900
5% 1/1/37 (c)	1,275	1,477

TOTAL LOUISIANA		51,408

Maine - 1.2%
Maine Health & Higher Edl. Facilities Auth. Rev.:
(Eastern Maine Healthcare Systems Proj.) Series 2013, 5% 7/1/43	3,745	3,917
Series 2011, 7.5% 7/1/32	4,235	4,405
Series 2013, 5% 7/1/25	1,475	1,613
Series 2016 A:
4% 7/1/41	1,935	1,968
4% 7/1/46	3,180	3,208
5% 7/1/41	8,620	9,289
5% 7/1/46	22,975	24,489
Series 2017 B:
4% 7/1/25	375	414
4% 7/1/31	580	638
4% 7/1/32	415	453
4% 7/1/34	835	903
5% 7/1/26	270	319
5% 7/1/28	420	503
5% 7/1/29	330	392
5% 7/1/33	830	961
5% 7/1/35	630	725
Maine Tpk. Auth. Tpk. Rev. Series 2015:
5% 7/1/32	870	1,024
5% 7/1/36	2,150	2,507
5% 7/1/38	555	645

TOTAL MAINE		58,373

Maryland - 1.4%
City of Westminster Series 2016:
5% 11/1/27	2,150	2,442
5% 11/1/28	2,275	2,579
5% 11/1/29	2,410	2,715
5% 11/1/30	2,555	2,855
Harford County Gen. Oblig.:
Series 2020 A:
5% 10/1/27	2,000	2,608
5% 10/1/29	2,000	2,734
Series 2020 B:
5% 7/1/28	3,465	4,600
5% 7/1/29	3,385	4,602
Maryland Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev. Series 2019 B, 4% 9/1/49	4,350	4,799
Maryland Econ. Dev. Auth. Rev. (Ports America Chesapeake LLC. Proj.) Series 2017 A:
5% 6/1/30	1,035	1,158
5% 6/1/35	1,655	1,797
Maryland Econ. Dev. Corp. (Purple Line Lt. Rail Proj.) Series 2016 D:
5% 3/31/41 (c)	1,505	1,529
5% 3/31/46 (c)	2,485	2,516
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Medstar Health, Inc. Proj.) Series 2017 A, 5% 5/15/45	2,645	3,025
(Univ. of Maryland Med. Sys. Proj.) Series 2008 F, 5.25% 7/1/21	830	833
Series 2010, 5.625% 7/1/30 (Pre-Refunded to 7/1/20 @ 100)	2,785	2,785
Series 2015, 5% 7/1/24	625	719
Series 2016 A:
4% 7/1/42	1,430	1,511
5% 7/1/35	575	653
Maryland Trans. Auth. Trans. Facility Projs. Rev. Series 2020:
4% 7/1/45	5,010	5,865
4% 7/1/50	14,215	16,566
Rockville Mayor & Council Econ. Dev. (Rfdg.-Ingleside King Farm Proj.) Series 2017, 3% 11/1/25	810	752

TOTAL MARYLAND		69,643

Massachusetts - 3.5%
Massachusetts Dev. Fin. Agcy. Rev.:
(Lawrence Gen. Hosp.) Series 2017:
5% 7/1/20	370	370
5% 7/1/21	380	381
(Lesley Univ. Proj.) Series 2016, 5% 7/1/39	1,360	1,559
(Partners Healthcare Sys., Inc. Proj.):
Series 2017 S:
5% 7/1/30	3,210	3,972
5% 7/1/34	3,500	4,248
Series 2017, 4% 7/1/41	8,280	9,291
(Univ. of Massachusetts Health Cr., Inc. Proj.) Series 2017 L, 4% 7/1/44	830	858
(Wentworth Institute of Technology Proj.) Series 2017:
5% 10/1/27	830	944
5% 10/1/28	875	993
5% 10/1/29	920	1,040
5% 10/1/31	1,015	1,132
5% 10/1/32	1,065	1,178
Series 2016 I, 5% 7/1/41	1,925	2,157
Series 2016:
5% 10/1/29	830	988
5% 10/1/30	1,240	1,469
5% 7/1/31	1,385	1,562
5% 10/1/31	1,340	1,580
5% 10/1/43	8,995	9,879
Series 2017:
5% 7/1/34	1,325	1,505
5% 7/1/35	1,000	1,133
Series 2019, 5% 9/1/59	16,180	18,993
Series 2020 A:
4% 7/1/45	12,200	12,577
5% 10/15/27	5,000	6,540
5% 10/15/28	20,500	27,551
5% 10/15/29	10,500	14,454
Series BB1, 5% 10/1/46	345	405
Series M:
4% 10/1/50	12,425	12,650
5% 10/1/45	9,360	10,618
Massachusetts Edl. Fing. Auth. Rev. Series 2019 B:
5% 7/1/27 (c)	1,000	1,172
5% 7/1/28 (c)	1,915	2,273
Massachusetts Gen. Oblig. Series 2017 A, 5% 4/1/36	1,750	2,166
Massachusetts Health & Edl. Facilities Auth. Rev. (Blood Research Institute Proj.) Series A, 6.5% 2/1/22	605	608
Massachusetts Port Auth. Rev.:
Series 2016 A:
5% 7/1/33	1,740	2,068
5% 7/1/34	895	1,061
5% 7/1/38	1,300	1,526
Series 2016 B, 5% 7/1/43 (c)	7,110	8,099

TOTAL MASSACHUSETTS		169,000

Michigan - 2.6%
Detroit Downtown Dev. Auth. Tax:
Series 2018 A, 5% 7/1/32 (FSA Insured)	1,000	1,138
Series A, 5% 7/1/34 (FSA Insured)	1,000	1,134
Detroit School District School Bldg. and Site Impt. Series 2012 A, 5% 5/1/23	3,310	3,566
Flint Hosp. Bldg. Auth. Rev. Series 2020, 5% 7/1/38	1,515	1,738
Great Lakes Wtr. Auth. Sew Disp. Sys. Series 2018 A:
5% 7/1/43	2,030	2,460
5% 7/1/48	8,725	10,502
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016, 5% 5/15/28	1,955	2,320
Michigan Bldg. Auth. Rev. (Facilities Prog.) Series 2015 I, 5% 4/15/30	4,140	5,005
Michigan Fin. Auth. Rev.:
(Charter County of Wayne Criminal Justice Ctr. Proj.) Series 2018, 5% 11/1/43	2,570	3,163
(Trinity Health Proj.) Series 2017, 5% 12/1/42	2,140	2,560
Series 2012 A, 5% 6/1/21 (Escrowed to Maturity)	290	302
Series 2012, 5% 11/15/42	8,595	9,143
Series 2015 MI, 5% 12/1/24	3,680	4,309
Series 2016, 5% 11/15/41	1,560	1,813
Series 2019 A, 5% 11/15/48	2,105	2,530
Series MI, 5.5% 12/1/27	3,930	4,734
Michigan Hosp. Fin. Auth. Rev.:
(Trinity Health Proj.) Series 2008 C, 5% 12/1/32	1,240	1,524
Series 2012 A, 5% 6/1/26	1,655	1,778
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Series A, 3.5% 12/1/50	2,300	2,526
Oakland Univ. Rev. Series 2019:
5% 3/1/44	8,540	10,221
5% 3/1/50	13,450	15,978
Portage Pub. Schools Series 2016:
5% 11/1/30	2,365	2,851
5% 11/1/31	2,090	2,507
5% 11/1/36	205	242
Wayne County Arpt. Auth. Rev.:
Series 2015 F, 5% 12/1/27 (c)	5,790	6,746
Series 2015 G, 5% 12/1/28 (c)	4,555	5,289
Series 2017 A:
4% 12/1/33 (FSA Insured)	1,230	1,380
4% 12/1/34 (FSA Insured)	1,020	1,141
4% 12/1/35 (FSA Insured)	995	1,109
4% 12/1/36 (FSA Insured)	1,035	1,150
5% 12/1/31	310	375
5% 12/1/32	315	378
5% 12/1/34	580	693
5% 12/1/35	540	643
5% 12/1/37	355	419
Series 2017 B:
5% 12/1/29 (c)	495	595
5% 12/1/30 (c)	580	693
5% 12/1/31 (c)	660	783
5% 12/1/32 (c)	420	497
5% 12/1/32 (c)	540	637
5% 12/1/34 (c)	495	582
5% 12/1/35 (c)	540	633
5% 12/1/37 (c)	705	821
5% 12/1/42 (c)	830	956
Series 2018 D, 5% 12/1/29 (c)	3,645	4,489

TOTAL MICHIGAN		124,053

Minnesota - 0.3%
Duluth Econ. Dev. Auth. Health Care Facilities Rev. Series 2018 A, 5% 2/15/48	6,000	6,860
Maple Grove Health Care Sys. Rev.:
Series 2015, 5% 9/1/29	2,345	2,670
Series 2017:
4% 5/1/21	415	424
5% 5/1/25	660	759
Minnesota Higher Ed. Facilities Auth. Rev. Series 2018 A:
5% 10/1/30	615	691
5% 10/1/45	1,370	1,465
Moorhead Edl. Facilities Rev. (The Concordia College Corp. Proj.) Series 2016, 5% 12/1/25	990	1,081

TOTAL MINNESOTA		13,950

Missouri - 0.9%
Cape Girardeau County Indl. Dev. Auth. (Southeast Hosp. Proj.) Series 2017 A:
5% 3/1/30	580	641
5% 3/1/31	620	682
5% 3/1/36	1,240	1,338
Kansas City Spl. Oblig. (Downtown Streetcar Proj.) Series 2014 A:
5% 9/1/26	980	984
5% 9/1/27	405	406
5% 9/1/28	830	833
5% 9/1/29	830	833
5% 9/1/30	1,150	1,154
Kansas City Wtr. Rev. Series 2020 A, 4% 12/1/42	1,200	1,456
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Series 2015 B:
3.125% 2/1/27	830	913
3.25% 2/1/28	830	916
4% 2/1/40	660	716
5% 2/1/29	1,025	1,231
5% 2/1/31	2,150	2,563
5% 2/1/33	2,375	2,803
5% 2/1/36	2,235	2,611
Missouri Health & Edl. Facilities Rev. Series 2019 A:
4% 10/1/48	2,850	3,143
5% 10/1/46	5,575	6,662
Missouri Hsg. Dev. Commission Single Family Mtg. Rev. Series 2019, 4% 5/1/50	900	996
Saint Louis Arpt. Rev. Series 2019 C:
5% 7/1/33	2,390	2,906
5% 7/1/34	1,750	2,122
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev.:
Series 2017, 5% 9/1/48	1,000	1,019
Series 2018 A:
5.125% 9/1/48	3,325	3,422
5.125% 9/1/49	2,665	2,741

TOTAL MISSOURI		43,091

Montana - 0.0%
Montana Board Hsg. Single Family:
Series 2017 B, 4% 12/1/48 (c)	1,070	1,130
Series 2019 B, 4% 6/1/50	455	512

TOTAL MONTANA		1,642

Nebraska - 0.5%
Douglas County Neb Edl. Facilities Rev. (Creighton Univ. Proj.) Series 2017:
4% 7/1/34	830	900
5% 7/1/36	570	656
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Series 2019 B, 4% 9/1/49 (c)	2,585	2,826
Series 2019 E, 3.75% 9/1/49 (c)	2,980	3,205
Series 2020 A, 3.5% 9/1/50	2,010	2,206
Nebraska Pub. Pwr. District Rev. Series 2016 B:
5% 1/1/37	2,050	2,422
5% 1/1/40	935	1,099
Omaha Arpt. Auth. Arpt. Rev.:
Series 2017 A:
5% 12/15/22 (c)	620	681
5% 12/15/23 (c)	620	702
5% 12/15/25 (c)	330	393
5% 12/15/26 (c)	1,190	1,447
5% 12/15/27 (c)	830	1,003
5% 12/15/30 (c)	1,240	1,484
5% 12/15/31 (c)	650	776
5% 12/15/33 (c)	660	780
5% 12/15/35 (c)	1,655	1,949
5% 12/15/36 (c)	420	493
Series 2017 C, 5% 12/15/21 (c)	340	360

TOTAL NEBRASKA		23,382

Nevada - 0.6%
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev. (Clark County Arpt. Rev. Proj.) Series 2017 B:
5% 7/1/20 (c)	1,625	1,625
5% 7/1/22 (c)	1,865	2,001
5% 7/1/23 (c)	3,310	3,666
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2016 B, 5% 6/1/36	3,750	4,458
Nevada Hsg. Division Single Family Mtg. Rev. Series 2019 B, 4% 10/1/49	1,430	1,581
Washoe County Gas Facilities Rev. Bonds:
Series 2016 F, 2.05%, tender 4/15/22 (a)(c)	8,400	8,520
Series 2016, 2.05%, tender 4/15/22 (a)(c)	5,000	5,071

TOTAL NEVADA		26,922

New Hampshire - 1.9%
Nat'l. Finnance Auth. Series 2020 1, 4.125% 1/20/34	6,107	6,545
New Hampshire Health & Ed. Facilities Auth.:
(Concord Hosp.) Series 2017, 5% 10/1/42	2,485	2,873
(Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A:
5% 8/1/28	895	1,095
5% 8/1/29	855	1,041
5% 8/1/30	850	1,030
(Partners Healthcare Sys., Inc. Proj.):
Series 2017 5% 7/1/29	3,275	4,074
Series 2017:
5% 7/1/30	2,125	2,629
5% 7/1/31	4,750	5,847
5% 7/1/32	3,185	3,896
5% 7/1/33	2,900	3,528
5% 7/1/34	4,415	5,359
5% 7/1/35	4,635	5,605
5% 7/1/36	4,870	5,868
5% 7/1/37	4,290	5,155
Series 2017 B, 4.125% 7/1/24 (d)	300	275
New Hampshire Health & Ed. Facilities Auth. Rev.:
(Covenant Health Sys., Inc. Proj.) Series 2012, 5% 7/1/42	420	434
Series 2012:
4% 7/1/32	2,295	2,363
5% 7/1/24	830	887
5% 7/1/25	980	1,045
5% 7/1/27	415	440
Series 2016:
3% 10/1/20	465	467
4% 10/1/38	2,010	2,150
5% 10/1/22	885	962
5% 10/1/24	1,755	2,028
5% 10/1/25	1,740	2,052
5% 10/1/29	5,525	6,503
5% 10/1/31	4,315	5,022
5% 10/1/33	3,355	3,870
5% 10/1/38	6,185	7,062

TOTAL NEW HAMPSHIRE		90,105

New Jersey - 5.1%
Atlantic County Impt. Auth. (Atlantic City Campus Proj.) Series 2016 A:
5% 7/1/28 (FSA Insured)	860	1,016
5% 7/1/30 (FSA Insured)	2,105	2,467
5% 7/1/32 (FSA Insured)	1,035	1,201
5% 7/1/33 (FSA Insured)	1,075	1,243
New Jersey Econ. Dev. Auth.:
(White Horse HMT Urban Renewal LLC Proj.) Series 2020, 5% 1/1/40 (d)	1,000	814
Series A, 5% 11/1/40	8,915	9,899
New Jersey Econ. Dev. Auth. Rev.:
(Black Horse EHT Urban Renewal LLC Proj.) Series 2019 A, 5% 10/1/39 (d)	910	745
(New Jersey Gen. Oblig. Proj.):
Series 2015 XX, 5% 6/15/25	10,905	12,158
Series 2017 B, 5% 11/1/23	14,900	16,165
Series 2013 NN:
5% 3/1/26	4,125	4,378
5% 3/1/27	51,700	54,727
5% 3/1/29	2,055	2,169
Series 2013:
5% 3/1/24	14,900	15,895
5% 3/1/25	1,820	1,937
Series 2015 XX, 5.25% 6/15/27	14,075	15,706
Series 2016 AAA:
5.5% 6/15/31	1,655	1,893
5.5% 6/15/32	4,140	4,707
Series LLL, 5% 6/15/44	2,680	2,949
New Jersey Edl. Facility Series 2016 A:
5% 7/1/31	1,740	1,989
5% 7/1/32	1,985	2,257
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2016 A:
5% 7/1/20	415	415
5% 7/1/21	275	286
5% 7/1/22	275	297
5% 7/1/23	970	1,083
5% 7/1/24	1,600	1,842
5% 7/1/25	1,660	1,954
5% 7/1/26	915	1,101
5% 7/1/26	275	331
5% 7/1/27	620	755
5% 7/1/27	420	504
5% 7/1/28	300	365
5% 7/1/29	580	687
5% 7/1/29	415	492
5% 7/1/30	830	1,001
5% 7/1/30	690	811
Series 2016:
4% 7/1/48	2,400	2,480
5% 7/1/41	2,865	3,177
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2017 1A:
5% 12/1/22 (c)	1,000	1,075
5% 12/1/23 (c)	1,675	1,837
5% 12/1/26 (c)	830	967
Series 2017 1B, 5% 12/1/21 (c)	1,060	1,112
Series 2018 B:
5% 12/1/25 (c)	3,495	4,016
5% 12/1/26 (c)	1,035	1,205
New Jersey Trans. Trust Fund Auth.:
(Trans. Prog.) Series 2019 AA, 5.25% 6/15/43	21,525	24,016
Series 2005 B, 5.25% 12/15/22 (AMBAC Insured)	330	353
Series 2010 A, 0% 12/15/27	9,485	7,442
Series 2014 AA, 5% 6/15/24	8,280	9,082
Series 2016 A:
5% 6/15/27	2,250	2,542
5% 6/15/28	9,150	10,286
5% 6/15/29	1,865	2,084
Series 2016 A-2, 5% 6/15/23	4,455	4,844
Series AA, 5% 6/15/29	1,615	1,681
Series BB, 5% 6/15/50	1,885	2,047

TOTAL NEW JERSEY		246,485

New Mexico - 0.1%
New Mexico Mtg. Fin. Auth. Series 2019 D, 3.75% 1/1/50	2,020	2,217
Santa Fe Retirement Fac.:
Series 2019 A:
2.25% 5/15/24	140	132
5% 5/15/34	275	282
5% 5/15/39	205	208
5% 5/15/44	215	214
5% 5/15/49	425	419
Series 2019 B1, 2.625% 5/15/25	230	217

TOTAL NEW MEXICO		3,689

New York - 3.1%
Dorm. Auth. New York Univ. Rev.:
(Fordham Univ. Proj.) Series 2017:
4% 7/1/33	1,035	1,148
4% 7/1/34	1,035	1,145
Series 2017:
4% 12/1/20 (d)	800	809
4% 12/1/21 (d)	900	933
5% 12/1/22 (d)	1,400	1,520
5% 12/1/23 (d)	1,200	1,342
5% 12/1/24 (d)	1,100	1,263
5% 12/1/25 (d)	1,200	1,409
Hudson Yards Infrastructure Corp. New York Rev. Series 2012 A, 5.75% 2/15/47	5,445	5,613
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2012 A, 5% 9/1/42	10,760	11,592
MTA Hudson Rail Yards Trust Oblig. Series 2016 A, 5% 11/15/56	26,320	28,678
New York City Gen. Oblig.:
Series 2003 A, 5.5% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5	5
Series 2012 E, 5% 8/1/24	4,140	4,424
Series 2015 C, 5% 8/1/27	580	681
Series 2016 C and D, 5% 8/1/28	2,175	2,629
Series 2016 E, 5% 8/1/28	3,645	4,470
New York City Indl. Dev. Agcy. Rev. (Yankee Stadium Proj.) Series 2006, 5% 3/1/31	3,910	3,911
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2012 EE, 5.25% 6/15/30	5,960	6,491
Series 2013 2, 5% 6/15/47	1,750	1,944
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2015 S1, 5% 7/15/43	4,140	4,711
Series 2015 S2, 5% 7/15/35	1,465	1,712
New York City Transitional Fin. Auth. Rev. Series C1, 5% 5/1/29	3,720	4,918
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev. Series 2012 A, 5% 5/15/23	4,635	4,988
New York Dorm. Auth. Sales Tax Rev. Series 2016 A, 5% 3/15/34	5,630	6,817
New York Metropolitan Trans. Auth. Rev.:
Series 2014 B, 5% 11/15/44	8,280	8,865
Series 2015 A1, 5% 11/15/45	6,170	6,643
New York State Mtg. Agcy. Homeowner Mtg. Series 221, 3.5% 10/1/32 (c)	1,010	1,090
New York State Urban Dev. Corp. Series 2020 A, 5% 3/15/42	2,000	2,574
New York Trans. Dev. Corp. (Laguardia Arpt. Term. Redev. Proj.) Series 2016 A, 5% 7/1/41 (c)	3,560	3,838
New York Urban Dev. Corp. Rev.:
(New York State Gen. Oblig. Proj.) Series 2017 A, 5% 3/15/34	5,215	6,366
Gen. Oblig. (New York State Gen. Oblig. Proj.) Series 2017 A, 5% 3/15/32	4,470	5,504
Oneida County Local Dev. Corp. Rev. (Mohawk Valley Health Sys. Proj.) Series 2019 A:
4% 12/1/33 (FSA Insured)	1,200	1,395
5% 12/1/31 (FSA Insured)	1,500	1,957
Onondaga Civic Dev. Corp. (Le Moyne College Proj.) Series 2018, 5% 1/1/43	830	926
Rockland County Gen. Oblig. Series 2014 A:
4% 3/1/23 (FSA Insured)	930	1,017
4% 3/1/24 (FSA Insured)	1,140	1,281
Triborough Bridge & Tunnel Auth. Revs. Series 2015 A, 5.25% 11/15/45	4,140	4,794

TOTAL NEW YORK		149,403

North Carolina - 0.7%
Charlotte Ctfs. of Prtn. (Convention Facility Projs.) Series 2019 A:
5% 6/1/44	4,000	4,967
5% 6/1/46	2,120	2,625
Charlotte Int'l. Arpt. Rev.:
Series 2017 A:
5% 7/1/30	1,265	1,555
5% 7/1/33	1,040	1,257
5% 7/1/37	2,910	3,475
Series 2017 B:
5% 7/1/20 (c)	165	165
5% 7/1/21 (c)	175	182
5% 7/1/22 (c)	125	135
5% 7/1/23 (c)	135	150
5% 7/1/24 (c)	155	178
5% 7/1/25 (c)	85	100
5% 7/1/26 (c)	85	102
5% 7/1/27 (c)	160	196
5% 7/1/28 (c)	135	164
5% 7/1/29 (c)	195	236
5% 7/1/30 (c)	210	253
5% 7/1/31 (c)	395	473
5% 7/1/32 (c)	420	500
5% 7/1/33 (c)	440	521
5% 7/1/34 (c)	460	544
5% 7/1/35 (c)	315	371
5% 7/1/36 (c)	255	299
5% 7/1/37 (c)	300	351
5% 7/1/42 (c)	975	1,130
Series 2017 C, 4% 7/1/32	1,190	1,346
Nash Health Care Sys. Health Care Facilities Rev.:
Series 2003, 5% 11/1/30 (FSA Insured)	1,055	1,058
Series 2012, 5% 11/1/41	4,490	4,664
New Hanover County Hosp. Rev. Series 2017:
5% 10/1/27	275	339
5% 10/1/42	2,215	2,593
5% 10/1/47	1,000	1,163
North Carolina Med. Care Cmnty. Health Series 2012 A, 5% 11/15/26	1,070	1,145

TOTAL NORTH CAROLINA		32,237

North Dakota - 0.0%
McLean County Solid Waste Facilities Rev. (Great River Energy Projs.) Series 2010 B, 5.15% 7/1/40	1,905	1,912
Ohio - 2.8%
Akron Bath Copley Hosp. District Rev. Series 2016, 5.25% 11/15/46	7,285	8,231
Allen County Hosp. Facilities Rev.:
(Mercy Health) Series 2017 A:
5% 8/1/25	2,475	2,926
5% 8/1/26	1,645	1,986
5% 8/1/27	2,060	2,539
5% 8/1/28	2,060	2,584
5% 8/1/29	4,130	5,159
5% 8/1/30	3,520	4,374
Bonds (Mercy Health) Series 2017 B, 5%, tender 5/5/22 (a)	3,030	3,250
American Muni. Pwr., Inc. Rev. Series 2012 B, 5% 2/15/42	1,615	1,710
Buckeye Tobacco Settlement Fing. Auth. Series 2020 A2:
5% 6/1/30	2,000	2,659
5% 6/1/31	3,000	3,948
5% 6/1/32	1,665	2,168
5% 6/1/33	2,000	2,583
5% 6/1/34	420	540
Columbus City School District Series 2016 A, 5% 12/1/29	1,740	2,147
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 5.25% 6/15/43	3,470	3,635
Franklin County Convention Facilities Authorities (Greater Columbus Convention Ctr. Hotel Expansion Proj.) Series 2019:
5% 12/1/46	4,700	5,630
5% 12/1/51	6,900	8,220
Franklin County Hosp. Facilities Rev. (Ohiohealth Corp. Proj.) Series 2015, 5% 5/15/40	5,525	6,286
Hamilton County Convention Facilities Auth. Rev. Series 2014:
5% 12/1/25	2,975	3,248
5% 12/1/26	555	605
Lake County Hosp. Facilities Rev.:
Series 2008 C:
5.75% 8/15/38	135	135
6% 8/15/43	660	662
Series 2015:
5% 8/15/29	1,160	1,347
5% 8/15/30	1,245	1,440
Lancaster Port Auth. Gas Rev. Bonds Series 2019, 5%, tender 2/1/25 (a)	9,350	10,911
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013:
5% 2/15/33	3,685	3,838
5% 2/15/44	4,415	4,520
5% 2/15/48	11,260	11,478
Ohio Gen. Oblig. Series 2019 A, 5% 3/1/28	4,315	5,640
Ohio Hosp. Rev. Series 2020 A, 4% 1/15/50	975	1,065
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. (Mtg. Backed Securities Prog.) Series 2019 B, 4.5% 3/1/50	665	748
Ohio Tpk. Commission Tpk. Rev. (Infrastructure Proj.) Series 2005 A, 0% 2/15/42	2,150	1,212
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Series 2019 A, 5% 6/1/29	2,615	3,510
Scioto County Hosp. Facilities Rev.:
Series 2016:
5% 2/15/29	1,815	2,088
5% 2/15/34	370	417
Series 2019, 5% 2/15/29	4,230	4,793
Univ. of Akron Gen. Receipts Series 2016 A, 5% 1/1/35	3,725	4,312
Wood County Hosp. Facilities Rev. (Wood County Hosp. Assoc. Proj.) Series 2012:
5% 12/1/32	620	637
5% 12/1/42	825	833

TOTAL OHIO		134,014

Oklahoma - 0.1%
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2015:
5% 10/1/28	1,050	1,187
5% 10/1/29	1,160	1,306
5% 10/1/36	830	910
5% 10/1/39	1,655	1,804
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (OU Medicine Proj.) Series 2018 B:
5% 8/15/22	415	442
5% 8/15/23	215	235
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev. Series 2014 A, 5% 1/1/38	1,070	1,242

TOTAL OKLAHOMA		7,126

Oregon - 0.3%
Oregon Gen. Oblig. Series N, 5% 5/1/26	2,775	3,470
Oregon State Hsg. & Cmnty. Svcs. Dept. Series 2019 A, 4% 7/1/50	7,865	8,706

TOTAL OREGON		12,176

Pennsylvania - 6.8%
Cap. Region Wtr. Wtr. Rev. Series 2018:
5% 7/15/27	830	1,037
5% 7/15/29	1,290	1,653
5% 7/15/32	830	1,045
Centre County Pennsylvania Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.) Series 2018 A, 5% 11/15/23	1,075	1,215
Dauphin County Gen. Auth. (Pinnacle Health Sys. Proj.) Series 2016 A:
5% 6/1/21	290	301
5% 6/1/23	415	463
5% 6/1/28	885	1,047
5% 6/1/29	970	1,144
Delaware County Auth. Rev. (Cabrini College) Series 2017, 5% 7/1/47	3,310	3,414
Doylestown Hosp. Auth. Hosp. Rev. Series 2016 A, 5% 7/1/46	1,205	1,304
Dubois Hosp. Auth. Hosp. Rev. (Penn Highlands Healthcare Proj.) Series 2018:
4% 7/15/33	2,070	2,322
4% 7/15/35	2,135	2,379
4% 7/15/37	4,140	4,584
5% 7/15/25	330	387
5% 7/15/26	1,035	1,241
5% 7/15/27	1,745	2,126
5% 7/15/28	1,285	1,579
5% 7/15/29	1,385	1,694
5% 7/15/30	1,815	2,211
5% 7/15/31	1,240	1,498
5% 7/15/32	1,305	1,567
5% 7/15/34	1,405	1,674
5% 7/15/36	4,150	4,908
5% 7/15/38	4,990	5,871
5% 7/15/43	5,795	6,724
Lehigh County Gen. Purp. Auth. Rev. (Muhlenberg College Proj.) Series 2017, 5% 2/1/39	2,140	2,481
Lehigh County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (PPL Elec. Utils. Corp. Proj.) Series 2016 A, 1.8%, tender 9/1/22 (a)	4,145	4,190
Monroe County Hosp. Auth. Rev. Series 2016:
5% 7/1/26	830	1,002
5% 7/1/27	830	999
5% 7/1/28	830	996
5% 7/1/34	3,045	3,564
5% 7/1/36	1,655	1,925
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series 1993 A, 6% 6/1/22 (AMBAC Insured)	1,655	1,800
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2014 A:
5% 10/1/21	1,095	1,139
5% 10/1/22	1,140	1,221
5% 10/1/23	325	357
5% 10/1/24	965	1,086
5% 10/1/25	865	970
5% 10/1/27	415	461
Series 2016 A:
5% 10/1/28	1,255	1,452
5% 10/1/29	2,150	2,472
5% 10/1/31	3,790	4,311
5% 10/1/36	6,790	7,550
5% 10/1/40	4,700	5,155
Northampton County Gen. Purp. Auth. Hosp. Rev.:
(St. Luke's Univ. Health Network Proj.) Series 2018 A, 4% 8/15/48	10,545	11,292
(St. Lukes Hosp. & Health Ntw Proj.) Series 2016 A, 5% 8/15/36	615	708
Series 2016 A, 5% 8/15/46	24,835	28,017
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Drexel Univ. Proj.):
Series 2016, 5% 5/1/35	2,880	3,236
Series 2017:
5% 5/1/35	1,025	1,181
5% 5/1/37	1,295	1,483
5% 5/1/41	5,860	6,648
Series 2016:
5% 5/1/28	415	480
5% 5/1/32	1,040	1,180
5% 5/1/33	1,405	1,587
Series 2018 A, 5% 2/15/48	1,575	1,906
Philadelphia Arpt. Rev.:
Series 2017 A:
5% 7/1/25	830	979
5% 7/1/26	830	1,000
5% 7/1/27	660	811
Series 2017 B:
5% 7/1/22 (c)	1,820	1,957
5% 7/1/22	240	259
5% 7/1/23 (c)	1,240	1,377
5% 7/1/23	415	464
5% 7/1/25 (c)	2,900	3,388
5% 7/1/26 (c)	2,485	2,959
5% 7/1/27 (c)	2,070	2,507
5% 7/1/28 (c)	2,485	2,993
5% 7/1/29 (c)	1,860	2,228
5% 7/1/32 (c)	2,485	2,924
5% 7/1/33 (c)	1,865	2,184
5% 7/1/34 (c)	3,310	3,867
5% 7/1/37 (c)	3,725	4,311
Philadelphia Auth. for Indl. Dev. Series 2017, 5% 11/1/47	5,425	5,451
Philadelphia Gas Works Rev. Series 9, 5.25% 8/1/40	2,305	2,314
Philadelphia School District:
Series 2016 D:
5% 9/1/25	7,275	8,682
5% 9/1/26	7,600	9,284
5% 9/1/27	8,020	9,824
5% 9/1/28	6,705	8,191
Series 2016 F:
5% 9/1/28	11,600	14,171
5% 9/1/29	7,540	9,171
Series 2018 A:
5% 9/1/36	1,575	1,923
5% 9/1/37	910	1,108
5% 9/1/38	1,450	1,761
Series 2018 B, 5% 9/1/43	2,115	2,527
Series 2019 A:
4% 9/1/35	5,215	6,041
5% 9/1/33	2,480	3,198
5% 9/1/34	7,225	9,057
Series 2019 C, 5% 9/1/33	2,540	3,201
Series F:
5% 9/1/30	5,625	6,808
5% 9/1/30 (Pre-Refunded to 9/1/26 @ 100)	20	25
Philadelphia Wtr. & Wastewtr. Rev. Series 2018 A:
5% 10/1/35	4,190	5,244
5% 10/1/36	6,210	7,743
5% 10/1/48	6,000	7,290
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev.:
Series 2019 A, 5% 9/1/39 (FSA Insured)	2,315	2,933
Series 2019 A, 5% 9/1/44 (FSA Insured)	775	967
State Pub. School Bldg. Auth. Lease Rev. (Philadelphia School District Proj.) Series 2015 A, 5% 6/1/26	1,055	1,245
Union County Hosp. Auth. Rev. Series 2018 B:
5% 8/1/43	4,605	5,239
5% 8/1/48	5,335	6,043

TOTAL PENNSYLVANIA		327,886

Rhode Island - 0.4%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
Series 2016 B:
5% 9/1/31	655	679
5% 9/1/36	5,810	5,894
Series 2016, 5% 5/15/39	5,215	5,640
Rhode Island Hsg. & Mtg. Fin. Corp. Series 2019 70, 4% 10/1/49	1,675	1,847
Rhode Island Student Ln. Auth. Student Ln. Rev. Series A:
3.5% 12/1/34 (c)	2,655	2,705
5% 12/1/25 (c)	1,000	1,146

TOTAL RHODE ISLAND		17,911

South Carolina - 3.5%
Charleston County Arpt. District Series 2019, 5% 7/1/43	2,085	2,537
Scago Edl. Facilities Corp. for Colleton School District (School District of Colleton County Proj.) Series 2015:
5% 12/1/25	2,275	2,647
5% 12/1/26	1,160	1,343
5% 12/1/28	4,690	5,401
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev. Series 2019 A, 4% 1/1/50	2,430	2,715
South Carolina Jobs-Econ. Dev. Auth. Series 2019 C:
5% 7/1/32	1,010	1,249
5% 7/1/33	4,200	5,160
South Carolina Ports Auth. Ports Rev. Series 2015, 5.25% 7/1/55 (Pre-Refunded to 7/1/25 @ 100) (c)	910	1,118
South Carolina Pub. Svc. Auth. Rev.:
Series 2013 E, 5.5% 12/1/53	33,515	36,881
Series 2014 A:
5% 12/1/49	11,210	12,261
5.5% 12/1/54	12,985	14,430
Series 2014 C, 5% 12/1/46	3,895	4,321
Series 2015 A, 5% 12/1/50	5,180	5,791
Series 2015 C, 5% 12/1/22	6,985	7,653
Series 2015 E, 5.25% 12/1/55	6,195	7,059
Series 2016 A:
5% 12/1/29	2,485	2,939
5% 12/1/38	250	287
Series 2016 B:
5% 12/1/31	910	1,079
5% 12/1/41	12,515	14,435
Spartanburg County Reg'l. Health Series 2017 A:
4% 4/15/43	15,510	16,766
4% 4/15/48	10,815	11,573
5% 4/15/48	10,595	12,228

TOTAL SOUTH CAROLINA		169,873

South Dakota - 0.0%
South Dakota Health & Edl. Facilities Auth. Rev.:
(Avera Health Proj.) Series 2017, 5% 7/1/31	540	655
Series 2017:
5% 7/1/26	250	302
5% 7/1/28	250	308
5% 7/1/29	470	577

TOTAL SOUTH DAKOTA		1,842

Tennessee - 0.6%
Chattanooga Health Ed. & Hsg. Facility Board Rev.:
Series 2019 A1:
4% 8/1/44	2,200	2,371
5% 8/1/31	1,000	1,227
5% 8/1/33	1,250	1,512
Series 2019 A2, 5% 8/1/35	765	920
Greeneville Health & Edl. Facilities Board Series 2018 A:
5% 7/1/23	815	900
5% 7/1/24	1,225	1,349
5% 7/1/25	1,225	1,346
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2010 B:
5.75% 7/1/23 (c)	4,820	4,872
5.75% 7/1/24 (c)	3,310	3,354
Metropolitan Nashville Arpt. Auth. Rev.:
Series 2015 B, 4% 7/1/25 (c)	1,755	1,984
Series 2019 B, 5% 7/1/54 (c)	6,825	8,244

TOTAL TENNESSEE		28,079

Texas - 7.3%
Argyle Independent School District Series 2004, 5.25% 8/15/40 (FSA Insured)	105	105
Arlington Spl. Tax Rev. Series 2018 C, 5% 2/15/45 (Build America Mutual Assurance Insured)	2,565	2,626
Austin Arpt. Sys. Rev.:
Series 2014:
5% 11/15/26 (c)	830	954
5% 11/15/27 (c)	1,035	1,186
5% 11/15/28 (c)	1,240	1,418
5% 11/15/39 (c)	9,440	10,496
5% 11/15/44 (c)	23,065	25,484
Series 2017 B:
5% 11/15/28 (c)	830	1,001
5% 11/15/30 (c)	1,275	1,522
5% 11/15/32 (c)	1,005	1,187
5% 11/15/35 (c)	1,035	1,211
5% 11/15/36 (c)	1,385	1,617
5% 11/15/37 (c)	1,165	1,357
5% 11/15/41 (c)	4,725	5,458
Austin Cmnty. College District Rev. (Convention Ctr. Proj.) Series 2002, 0% 2/1/22 (AMBAC Insured)	2,400	2,380
Central Reg'l. Mobility Auth.:
Series 2015 A:
5% 1/1/28	1,075	1,202
5% 1/1/30	1,365	1,517
5% 1/1/31	395	438
5% 1/1/32	830	919
5% 1/1/45	5,795	6,330
Series 2016:
5% 1/1/40	830	909
5% 1/1/46	565	613
Collin County Cmnty. College District Series 2020 A, 5% 8/15/28	4,250	5,613
Coppell Independent School District Series 1995, 0% 8/15/20	1,655	1,654
Dallas Area Rapid Transit Sales Tax Rev. Series 2016 A, 5% 12/1/33	2,150	2,550
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2012 D, 5% 11/1/42 (c)	2,295	2,387
Series 2012 H, 5% 11/1/42 (c)	3,095	3,219
Dallas Wtrwks. & Swr. Sys. Rev. Series 2020 C:
4% 10/1/35 (f)	1,000	1,235
4% 10/1/39 (f)	5,000	6,078
4% 10/1/40 (f)	2,000	2,424
DeSoto Independent School District Series 2001, 0% 8/15/20	2,760	2,759
Fort Bend Independent School District Series 2020, 5% 8/15/28	3,000	3,951
Grand Parkway Trans. Corp. Series 2018 A, 5% 10/1/38	2,655	3,297
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. (Baylor College of Medicine Proj.) Series 2012 A, 5% 11/15/37	4,510	4,789
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Texas Childrens Hosp., Proj.) Series 2015-1 5% 10/1/29	1,115	1,324
Harris County Gen. Oblig. Series 2002:
0% 8/15/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,485	2,388
0% 8/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,140	3,767
Houston Arpt. Sys. Rev.:
Series 2011 A:
5% 7/1/23 (c)	2,485	2,586
5% 7/1/24 (c)	1,035	1,077
5% 7/1/25 (c)	1,240	1,289
Series 2012 A, 5% 7/1/23 (c)	495	534
Series 2018 A, 5% 7/1/41 (c)	1,000	1,186
Series 2018 C:
5% 7/1/29 (c)	1,655	2,063
5% 7/1/30 (c)	1,765	2,186
5% 7/1/31 (c)	1,240	1,526
5% 7/1/32 (c)	1,450	1,772
Houston Gen. Oblig. Series 2017 A:
5% 3/1/29	3,150	3,932
5% 3/1/31	3,835	4,735
5% 3/1/32	1,635	2,008
Houston Util. Sys. Rev. Series 2020 C:
5% 11/15/33 (f)	2,000	2,711
5% 11/15/34 (f)	2,500	3,373
Irving Hosp. Auth. Hosp. Rev. Series 2017 A:
5% 10/15/28	390	468
5% 10/15/30	1,570	1,869
5% 10/15/32	830	976
5% 10/15/36	545	632
5% 10/15/37	930	1,073
5% 10/15/38	1,325	1,522
5% 10/15/44	1,310	1,477
Love Field Arpt. Modernization Rev.:
Series 2015:
5% 11/1/26 (c)	830	960
5% 11/1/27 (c)	1,780	2,055
5% 11/1/28 (c)	2,755	3,173
5% 11/1/29 (c)	1,655	1,900
5% 11/1/32 (c)	3,055	3,462
Series 2017:
5% 11/1/22 (c)	620	668
5% 11/1/23 (c)	910	1,009
5% 11/1/24 (c)	830	943
5% 11/1/25 (c)	830	962
5% 11/1/26 (c)	830	979
5% 11/1/27 (c)	830	974
5% 11/1/28 (c)	1,450	1,696
5% 11/1/29 (c)	1,035	1,206
5% 11/1/30 (c)	830	963
5% 11/1/31 (c)	1,840	2,124
5% 11/1/32 (c)	2,135	2,452
5% 11/1/33 (c)	830	950
5% 11/1/34 (c)	830	947
5% 11/1/36 (c)	830	942
Lower Colorado River Auth. Rev. Series 2015 D:
5% 5/15/28	1,820	2,179
5% 5/15/30	4,140	4,918
New Hope Cultural Ed. Facilities Fin. Corp. (Childrens Med. Ctr. of Dallas) Series 2017 A:
5% 8/15/27	625	790
5% 8/15/29	1,655	2,079
5% 8/15/47	1,890	2,243
Newark Higher Ed. Fin. Corp. (Abilene Christian Univ. Proj.) Series 2016 A:
5% 4/1/27	595	687
5% 4/1/30	2,825	3,229
North Texas Tollway Auth. Rev.:
(Sr. Lien Proj.) Series 2017 A:
5% 1/1/31	830	987
5% 1/1/33	975	1,170
5% 1/1/34	1,240	1,483
5% 1/1/34	2,485	3,344
5% 1/1/35	1,820	2,170
5% 1/1/36	4,965	5,901
5% 1/1/37	6,625	7,852
5% 1/1/38	2,690	2,892
(Sub Lien Proj.) Series 2017 B:
5% 1/1/26	740	816
5% 1/1/30	350	417
5% 1/1/31	495	588
Series 2008 I, 6.2% 1/1/42 (Assured Guaranty Corp. Insured)	6,870	8,146
Series 2014 A, 5% 1/1/25	4,965	5,687
Series 2015 A, 5% 1/1/32	2,775	3,182
Series 2015 B, 5% 1/1/40	8,280	8,884
Series 2016 A, 5% 1/1/36	1,035	1,207
San Antonio Independent School District Series 2016, 5% 8/15/31	3,590	4,412
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ., TX. Proj.) Series 2017:
5% 10/1/29	375	471
5% 10/1/30	580	725
5% 10/1/31	520	646
5% 10/1/39	1,030	1,245
5% 10/1/40	830	1,001
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Scott & White Healthcare Proj.) Series 2013 A, 5% 8/15/43	3,310	3,628
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. Series 2016 A:
4% 2/15/35	4,140	4,681
5% 2/15/25	710	844
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. Series 2019, 2.95% 7/1/36	4,551	4,725
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Mtg. Rev.:
Series 2019 A, 4% 3/1/50	4,750	5,338
Series A, 3.5% 3/1/51 (f)	3,815	4,223
Texas Private Activity Bond Surface Trans. Corp. Series 2013, 6.75% 6/30/43 (c)	12,420	14,117
Texas State Univ. Sys. Fing. Rev. Series 2017 A:
5% 3/15/29	3,530	4,442
5% 3/15/31	2,690	3,344
Texas Wtr. Dev. Board Rev. Series 2020:
5% 8/1/23	1,000	1,144
5% 8/1/27	2,400	3,084
5% 8/1/28	4,600	6,053
Univ. of Houston Univ. Revs. Series 2017 A:
5% 2/15/32	5,115	6,156
5% 2/15/33	3,310	3,966
5% 2/15/34	4,140	4,948
5% 2/15/36	2,485	2,954
Univ. of North Texas Univ. Rev. Series 2017 A, 5% 4/15/32	1,740	2,149
Univ. of Texas Board of Regents Sys. Rev.:
Series 2019 A, 5% 8/15/29	1,850	2,506
Series 2020 C, 5% 8/15/31	2,500	3,518
Univ. of Texas Permanent Univ. Fund Rev. Series 2016 B, 5% 7/1/29	1,685	2,070
Weatherford Independent School District Series 2002, 0% 2/15/33	5,785	4,628

TOTAL TEXAS		352,594

Utah - 1.6%
Salt Lake City Arpt. Rev.:
Series 2017 A:
5% 7/1/22 (c)	1,655	1,789
5% 7/1/24 (c)	1,450	1,673
5% 7/1/25 (c)	1,655	1,962
5% 7/1/27 (c)	3,500	4,334
5% 7/1/29 (c)	3,090	3,784
5% 7/1/30 (c)	2,275	2,771
5% 7/1/31 (c)	4,345	5,263
5% 7/1/33 (c)	3,310	3,966
5% 7/1/35 (c)	3,310	3,943
5% 7/1/36 (c)	4,470	5,307
5% 7/1/37 (c)	3,520	4,168
Series 2018 A:
5% 7/1/31 (c)	2,000	2,474
5% 7/1/32 (c)	4,310	5,288
5% 7/1/33 (c)	1,420	1,733
5.25% 7/1/48 (c)	5,655	6,772
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) Series 2012 A, 5% 9/1/22	2,635	2,892
Utah County Hosp. Rev. Series 2020 A:
5% 5/15/43 (f)	5,500	6,999
5% 5/15/50 (f)	9,000	11,320
Utah Gen. Oblig. Series 2020 B, 5% 7/1/28	1,995	2,651

TOTAL UTAH		79,089

Vermont - 0.2%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (Champlain College Proj.) Series 2016 A:
5% 10/15/41	3,810	3,940
5% 10/15/46	4,720	4,846
Vermont Student Assistant Corp. Ed. Ln. Rev. Series 2019 A, 5% 6/15/28 (c)	1,430	1,678

TOTAL VERMONT		10,464

Virginia - 0.6%
Fredericksburg Econ. Dev. Auth. Rev. Series 2014:
5% 6/15/25	3,860	4,393
5% 6/15/30	1,035	1,158
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev.:
(Mary Washington Hosp. Proj.) Series 2016, 3% 6/15/29	525	560
Series 2016:
4% 6/15/37	595	646
5% 6/15/27	1,240	1,472
5% 6/15/30	540	635
5% 6/15/33	350	405
5% 6/15/34	665	767
5% 6/15/35	1,820	2,094
Virginia College Bldg. Auth. Edl. Facilities Rev. Series 2015 A:
5% 1/1/35	830	950
5% 1/1/40	1,865	2,116
Virginia Commonwealth Trans. Board Rev. (Virginia Gen. Oblig. Proj.) Series 2017 A, 5% 5/15/32	725	915
Virginia Small Bus. Fing. Auth. (95 Express Lane LLC Proj.) Series 2012:
5% 7/1/34 (c)	4,965	5,109
5% 1/1/40 (c)	995	1,024
Winchester Econ. Dev. Auth. Series 2015:
5% 1/1/31	2,070	2,425
5% 1/1/34	1,240	1,436
5% 1/1/35	1,240	1,433
5% 1/1/44	830	938
Wise County Indl. Dev. Auth. Waste & Sewage Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2010 A, 1.2%, tender 5/31/24 (a)	2,875	2,882

TOTAL VIRGINIA		31,358

Washington - 1.6%
Port of Seattle Rev.:
Series 2016 B:
5% 10/1/28 (c)	2,900	3,388
5% 10/1/30 (c)	1,655	1,917
Series 2019 A, 4% 4/1/44 (c)	2,525	2,705
Port of Seattle Spl. Facility Rev. Series 2013:
5% 6/1/21 (c)	1,110	1,155
5% 6/1/22 (c)	830	892
5% 6/1/24 (c)	1,290	1,424
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Series 2013 B:
5% 12/1/25	4,635	4,969
5% 12/1/27	3,415	3,643
Washington Gen. Oblig.:
Series 2015 C:
5% 2/1/33	2,790	3,280
5% 2/1/34	3,450	4,046
Series R-2017 A, 5% 8/1/30	1,685	2,088
Washington Health Care Facilities Auth. Rev.:
(Overlake Hosp. Med. Ctr., WA. Proj.) Series 2017 B:
5% 7/1/25	675	795
5% 7/1/27	1,285	1,565
5% 7/1/28	1,570	1,927
5% 7/1/29	615	750
5% 7/1/30	735	890
5% 7/1/31	870	1,047
5% 7/1/32	1,655	1,979
5% 7/1/33	2,345	2,790
5% 7/1/34	540	641
5% 7/1/42	4,685	5,442
(Providence Health Systems Proj.) Series 2012 A, 5% 10/1/25	4,245	4,624
Series 2015:
5% 1/1/25	1,655	1,924
5% 1/1/27	1,910	2,232
Series 2019 A1, 5% 8/1/38	1,000	1,191
Series 2019 A2, 5% 8/1/33	2,000	2,418
Washington Higher Ed. Facilities Auth. Rev. (Whitworth Univ. Proj.):
Series 2016 A:
5% 10/1/27	1,770	1,998
5% 10/1/28	1,825	2,052
5% 10/1/35	1,880	2,047
5% 10/1/36	2,845	3,093
5% 10/1/40	2,795	3,012
Series 2019, 4% 10/1/49	3,515	3,461
Washington Hsg. Fin. Commission Nonprofit Hsg. Rev. (Judson Park Proj.) Series 2018:
4% 7/1/28 (d)	100	96
5% 7/1/33 (d)	125	126
5% 7/1/38 (d)	100	99
5% 7/1/48 (d)	400	383

TOTAL WASHINGTON		76,089

West Virginia - 0.1%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds (Appalachian Pwr. Co. Amos Proj.) Series 2011 A, 1.7%, tender 9/1/20 (a)(c)	2,575	2,576
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2018 A:
5% 1/1/31	1,355	1,667
5% 1/1/32	1,120	1,369

TOTAL WEST VIRGINIA		5,612

Wisconsin - 1.5%
Milwaukee County Arpt. Rev. Series 2019 B:
5% 12/1/22 (c)	3,380	3,688
5% 12/1/23 (c)	2,960	3,333
Pub. Fin. Auth. Sr Liv Rev. (Mary's Woods At Marylhurst, Inc. Proj.) Series 2017 A:
5% 5/15/21 (d)	250	250
5% 5/15/25 (d)	920	966
5% 5/15/28 (d)	1,095	1,160
5.25% 5/15/37 (d)	335	351
5.25% 5/15/42 (d)	415	431
5.25% 5/15/47 (d)	410	424
5.25% 5/15/52 (d)	775	798
Pub. Fin. Auth. Edl. Facilities Series 2016:
5% 1/1/37	5,325	5,295
5% 1/1/42	4,275	4,138
Pub. Fin. Auth. Hosp. Rev. Series 2019 A, 5% 10/1/44	5,850	7,002
Pub. Fin. Auth. Wisconsin Retirement Facility Rev. Series 2018:
5% 10/1/43 (d)	735	733
5% 10/1/48 (d)	880	867
5% 10/1/53 (d)	2,330	2,274
Roseman Univ. of Health:
(Roseman Univ. of Health Sciences Proj.) Series 2020, 5% 4/1/40 (d)	750	762
Series 2020, 5% 4/1/50 (d)	520	520
Wisconsin Health & Edl. Facilities:
(Ascension Health Cr. Group Proj.) Series 2016 A, 5% 11/15/36	4,140	4,861
Series 2010:
5.75% 7/1/30 (Pre-Refunded to 7/1/20 @ 100)	970	970
5.75% 7/1/30 (Pre-Refunded to 7/1/20 @ 100)	1,645	1,645
Series 2014:
4% 5/1/33	2,920	3,085
5% 5/1/22	660	708
Series 2016 A:
5% 2/15/28	1,965	2,304
5% 2/15/29	2,550	2,981
5% 2/15/30	2,805	3,267
Series 2017 A:
5% 9/1/31	830	969
5% 9/1/33	1,425	1,641
5% 9/1/35	1,575	1,797
Series 2019 A:
2.25% 11/1/26	1,270	1,187
5% 11/1/46	540	520
5% 11/1/54	4,990	4,687
Series 2019 B1, 2.825% 11/1/28	1,435	1,357
Series 2019 B2, 2.55% 11/1/27	920	864
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.):
Series 2010, 5.5% 7/1/40 (Pre-Refunded to 7/1/20 @ 100)	2,380	2,380
Series 2013 B, 5% 7/1/27 (Pre-Refunded to 7/1/23 @ 100)	1,000	1,135
Series 2012:
4% 10/1/23	2,070	2,184
5% 6/1/27	1,840	1,954

TOTAL WISCONSIN		73,488

TOTAL MUNICIPAL BONDS
(Cost $4,532,380)		4,775,049
	Shares	Value (000s)

Money Market Funds - 2.7%
Fidelity Municipal Cash Central Fund .18% (g)(h)
(Cost $131,795)	131,781,191	131,792
TOTAL INVESTMENT IN SECURITIES - 101.2%
(Cost $4,664,175)		4,906,841
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(56,698)
NET ASSETS - 100%		$4,850,143

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $43,474,000 or 0.9% of net assets.

 (e) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Municipal Cash Central Fund	$128
Total	$128

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Municipal Securities	$4,775,049	$--	$4,775,049	$--
Money Market Funds	131,792	131,792	--	--
Total Investments in Securities:	$4,906,841	$131,792	$4,775,049	$--

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

Health Care	25.5%
Transportation	23.6%
General Obligations	23.1%
Education	9.6%
Electric Utilities	5.0%
Others* (Individually Less Than 5%)	13.2%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		June 30, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $4,532,380)	$4,775,049
Fidelity Central Funds (cost $131,795)	131,792
Total Investment in Securities (cost $4,664,175)		$4,906,841
Cash		116
Receivable for fund shares sold		2,838
Interest receivable		56,402
Distributions receivable from Fidelity Central Funds		17
Other receivables		5
Total assets		4,966,219
Liabilities
Payable for investments purchased on a delayed delivery basis	$107,521
Payable for fund shares redeemed	2,972
Distributions payable	3,577
Accrued management fee	1,413
Distribution and service plan fees payable	116
Other affiliated payables	432
Other payables and accrued expenses	45
Total liabilities		116,076
Net Assets		$4,850,143
Net Assets consist of:
Paid in capital		$4,592,198
Total accumulated earnings (loss)		257,945
Net Assets		$4,850,143
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($234,910 ÷ 17,731 shares)(a)		$13.25
Maximum offering price per share (100/96.00 of $13.25)		$13.80
Class M:
Net Asset Value and redemption price per share ($110,346 ÷ 8,322 shares)(a)		$13.26
Maximum offering price per share (100/96.00 of $13.26)		$13.81
Class C:
Net Asset Value and offering price per share ($52,723 ÷ 3,980 shares)(a)		$13.25
Fidelity Municipal Income Fund:
Net Asset Value, offering price and redemption price per share ($3,732,898 ÷ 281,583 shares)		$13.26
Class I:
Net Asset Value, offering price and redemption price per share ($547,509 ÷ 41,327 shares)		$13.25
Class Z:
Net Asset Value, offering price and redemption price per share ($171,757 ÷ 12,960 shares)		$13.25

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended June 30, 2020 (Unaudited)
Investment Income
Interest		$77,852
Income from Fidelity Central Funds		128
Total income		77,980
Expenses
Management fee	$8,701
Transfer agent fees	2,365
Distribution and service plan fees	718
Accounting fees and expenses	329
Custodian fees and expenses	19
Independent trustees' fees and expenses	8
Registration fees	112
Audit	34
Legal	3
Miscellaneous	18
Total expenses before reductions	12,307
Expense reductions	(11)
Total expenses after reductions		12,296
Net investment income (loss)		65,684
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	15,210
Total net realized gain (loss)		15,210
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(76,584)
Fidelity Central Funds	(3)
Total change in net unrealized appreciation (depreciation)		(76,587)
Net gain (loss)		(61,377)
Net increase (decrease) in net assets resulting from operations		$4,307

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2020 (Unaudited)	Year ended December 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$65,684	$138,762
Net realized gain (loss)	15,210	24,618
Change in net unrealized appreciation (depreciation)	(76,587)	235,069
Net increase (decrease) in net assets resulting from operations	4,307	398,449
Distributions to shareholders	(69,103)	(157,342)
Share transactions - net increase (decrease)	(202,980)	82,869
Total increase (decrease) in net assets	(267,776)	323,976
Net Assets
Beginning of period	5,117,919	4,793,943
End of period	$4,850,143	$5,117,919

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Municipal Income Fund Class A

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$13.39	$12.75	$12.73
Income from Investment Operations
Net investment income (loss)B	.156	.330	.283
Net realized and unrealized gain (loss)	(.131)	.689	.029C
Total from investment operations	.025	1.019	.312
Distributions from net investment income	(.156)	(.328)	(.284)
Distributions from net realized gain	(.009)	(.051)	(.008)
Total distributions	(.165)	(.379)	(.292)
Net asset value, end of period	$13.25	$13.39	$12.75
Total ReturnD,E,F	.19%	8.06%	2.48%
Ratios to Average Net AssetsG,H
Expenses before reductions	.79%I	.79%	.78%I
Expenses net of fee waivers, if any	.79%I	.79%	.78%I
Expenses net of all reductions	.79%I	.79%	.78%I
Net investment income (loss)	2.38%I	2.49%	2.68%I
Supplemental Data
Net assets, end of period (in millions)	$235	$241	$201
Portfolio turnover rateJ	20%I	16%	14%K,L

 A For the period March 1, 2018 (commencement of sale of shares) to December 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K The portfolio turnover rate does not include the assets acquired in the merger.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Municipal Income Fund Class M

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$13.40	$12.76	$12.73
Income from Investment Operations
Net investment income (loss)B	.158	.333	.285
Net realized and unrealized gain (loss)	(.132)	.689	.039C
Total from investment operations	.026	1.022	.324
Distributions from net investment income	(.157)	(.331)	(.286)
Distributions from net realized gain	(.009)	(.051)	(.008)
Total distributions	(.166)	(.382)	(.294)
Net asset value, end of period	$13.26	$13.40	$12.76
Total ReturnD,E,F	.20%	8.08%	2.58%
Ratios to Average Net AssetsG,H
Expenses before reductions	.77%I	.77%	.77%I
Expenses net of fee waivers, if any	.77%I	.77%	.77%I
Expenses net of all reductions	.77%I	.77%	.76%I
Net investment income (loss)	2.40%I	2.51%	2.70%I
Supplemental Data
Net assets, end of period (in millions)	$110	$120	$119
Portfolio turnover rateJ	20%I	16%	14%K,L

 A For the period March 1, 2018 (commencement of sale of shares) to December 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K The portfolio turnover rate does not include the assets acquired in the merger.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Municipal Income Fund Class C

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$13.39	$12.75	$12.73
Income from Investment Operations
Net investment income (loss)B	.107	.231	.204
Net realized and unrealized gain (loss)	(.131)	.689	.032C
Total from investment operations	(.024)	.920	.236
Distributions from net investment income	(.107)	(.229)	(.208)
Distributions from net realized gain	(.009)	(.051)	(.008)
Total distributions	(.116)	(.280)	(.216)
Net asset value, end of period	$13.25	$13.39	$12.75
Total ReturnD,E,F	(.18)%	7.26%	1.87%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.54%I	1.53%	1.52%I
Expenses net of fee waivers, if any	1.54%I	1.53%	1.52%I
Expenses net of all reductions	1.54%I	1.53%	1.52%I
Net investment income (loss)	1.63%I	1.75%	1.94%I
Supplemental Data
Net assets, end of period (in millions)	$53	$58	$82
Portfolio turnover rateJ	20%I	16%	14%K,L

 A For the period March 1, 2018 (commencement of sale of shares) to December 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K The portfolio turnover rate does not include the assets acquired in the merger.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Municipal Income Fund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$13.40	$12.75	$13.12	$12.86	$13.44	$13.53
Income from Investment Operations
Net investment income (loss)A	.178	.374	.382	.399	.437	.460
Net realized and unrealized gain (loss)	(.131)	.699	(.286)	.444	(.428)	(.021)
Total from investment operations	.047	1.073	.096	.843	.009	.439
Distributions from net investment income	(.178)	(.372)	(.381)	(.398)	(.437)	(.462)
Distributions from net realized gain	(.009)	(.051)	(.085)	(.185)	(.152)	(.067)
Total distributions	(.187)	(.423)	(.466)	(.583)	(.589)	(.529)
Redemption fees added to paid in capitalA	–	–	–	–	–B	–B
Net asset value, end of period	$13.26	$13.40	$12.75	$13.12	$12.86	$13.44
Total ReturnC,D	.36%	8.50%	.80%	6.67%	(.01)%	3.31%
Ratios to Average Net AssetsE,F
Expenses before reductions	.46%G	.45%	.46%	.46%	.46%	.48%
Expenses net of fee waivers, if any	.45%G	.45%	.46%	.46%	.46%	.48%
Expenses net of all reductions	.45%G	.45%	.45%	.46%	.46%	.48%
Net investment income (loss)	2.71%G	2.83%	3.00%	3.05%	3.22%	3.42%
Supplemental Data
Net assets, end of period (in millions)	$3,733	$3,955	$3,817	$5,617	$5,477	$5,770
Portfolio turnover rateH	20%G	16%	14%I,J	37%	25%	14%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I The portfolio turnover rate does not include the assets acquired in the merger.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Municipal Income Fund Class I

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$13.39	$12.75	$12.73
Income from Investment Operations
Net investment income (loss)B	.173	.363	.309
Net realized and unrealized gain (loss)	(.131)	.689	.029C
Total from investment operations	.042	1.052	.338
Distributions from net investment income	(.173)	(.361)	(.310)
Distributions from net realized gain	(.009)	(.051)	(.008)
Total distributions	(.182)	(.412)	(.318)
Net asset value, end of period	$13.25	$13.39	$12.75
Total ReturnD,E	.32%	8.33%	2.69%
Ratios to Average Net AssetsF,G
Expenses before reductions	.54%H	.53%	.53%H
Expenses net of fee waivers, if any	.54%H	.53%	.53%H
Expenses net of all reductions	.54%H	.53%	.53%H
Net investment income (loss)	2.63%H	2.75%	2.93%H
Supplemental Data
Net assets, end of period (in millions)	$548	$647	$555
Portfolio turnover rateI	20%H	16%	14%J,K

 A For the period March 1, 2018 (commencement of sale of shares) to December 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J The portfolio turnover rate does not include the assets acquired in the merger.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Municipal Income Fund Class Z

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$13.39	$12.75	$12.64
Income from Investment Operations
Net investment income (loss)B	.178	.378	.101
Net realized and unrealized gain (loss)	(.129)	.689	.112C
Total from investment operations	.049	1.067	.213
Distributions from net investment income	(.180)	(.376)	(.095)
Distributions from net realized gain	(.009)	(.051)	(.008)
Total distributions	(.189)	(.427)	(.103)
Net asset value, end of period	$13.25	$13.39	$12.75
Total ReturnD,E	.37%	8.45%	1.69%
Ratios to Average Net AssetsF,G
Expenses before reductions	.42%H	.42%	.42%H
Expenses net of fee waivers, if any	.42%H	.42%	.42%H
Expenses net of all reductions	.42%H	.42%	.42%H
Net investment income (loss)	2.74%H	2.86%	3.08%H
Supplemental Data
Net assets, end of period (in millions)	$172	$97	$21
Portfolio turnover rateI	20%H	16%	14%J,K

 A For the period October 2, 2018 (commencement of sale of shares) to December 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J The portfolio turnover rate does not include the assets acquired in the merger.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2020
(Amounts in thousands except percentages)

1. Organization.

Fidelity Municipal Income Fund (the Fund) is a fund of Fidelity Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Fidelity Municipal Income Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

Broker-dealer Fidelity Distributors Corporation merged with and into Fidelity Investments Institutional Services Company, Inc. ("FIISC"). FIISC was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Distributors Company LLC".

Fidelity Investments Institutional Operations Company, Inc. converted from a Massachusetts corporation to a Massachusetts LLC, and changed its name to "Fidelity Investments Institutional Operations Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2020 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, market discount and losses deferred due to wash sales and excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$263,011
Gross unrealized depreciation	(20,026)
Net unrealized appreciation (depreciation)	$242,985
Tax cost	$4,663,856

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Municipal Income Fund	502,566	772,098

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .35% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$295	$16
Class M	-%	.25%	146	3
Class C	.75%	.25%	277	29
			$718	$48

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares,.75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$22
Class M	2
Class C(a)	4
$28

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$194.17
Class M	85.15
Class C	44.16
Fidelity Municipal Income Fund	1,525.08
Class I	484.16
Class Z	33.05
	$2,365

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Municipal Income Fund	.01

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Amount
Fidelity Municipal Income Fund	$6

During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $6.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $5.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2020	Year ended December 31, 2019
Distributions to shareholders
Class A	$2,952	$6,500
Class M	1,472	3,457
Class C	487	1,372
Fidelity Municipal Income Fund	54,108	124,974
Class I	8,239	19,270
Class Z	1,845	1,769
Total	$69,103	$157,342

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2020	Year ended December 31, 2019	Six months ended June 30, 2020	Year ended December 31, 2019
Class A
Shares sold	1,950	5,135	$25,909	$67,798
Reinvestment of distributions	200	440	2,654	5,841
Shares redeemed	(2,442)	(3,314)	(31,585)	(43,849)
Net increase (decrease)	(292)	2,261	$(3,022)	$29,790
Class M
Shares sold	176	513	$2,372	$6,785
Reinvestment of distributions	98	232	1,300	3,083
Shares redeemed	(900)	(1,090)	(11,882)	(14,394)
Net increase (decrease)	(626)	(345)	$(8,210)	$(4,526)
Class C
Shares sold	372	678	$4,949	$8,981
Reinvestment of distributions	33	92	442	1,222
Shares redeemed	(778)	(2,824)	(10,148)	(36,998)
Net increase (decrease)	(373)	(2,054)	$(4,757)	$(26,795)
Fidelity Municipal Income Fund
Shares sold	11,017	21,242	$145,953	$280,857
Reinvestment of distributions	2,575	5,933	34,148	78,757
Shares redeemed	(27,222)	(31,288)	(354,054)	(412,246)
Net increase (decrease)	(13,630)	(4,113)	$(173,953)	$(52,632)
Class I
Shares sold	11,221	17,901	$148,855	$235,426
Reinvestment of distributions	312	701	4,138	9,302
Shares redeemed	(18,541)	(13,794)	(242,496)	(182,528)
Net increase (decrease)	(7,008)	4,808	$(89,503)	$62,200
Class Z
Shares sold	7,429	6,007	$97,881	$80,549
Reinvestment of distributions	112	116	1,481	1,543
Shares redeemed	(1,791)	(543)	(22,897)	(7,260)
Net increase (decrease)	5,750	5,580	$76,465	$74,832

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2020 to June 30, 2020).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period-B January 1, 2020 to June 30, 2020
Class A	.79%
Actual		$1,000.00	$1,001.90	$3.93
Hypothetical-C		$1,000.00	$1,020.93	$3.97
Class M	.77%
Actual		$1,000.00	$1,002.00	$3.83
Hypothetical-C		$1,000.00	$1,021.03	$3.87
Class C	1.54%
Actual		$1,000.00	$998.20	$7.65
Hypothetical-C		$1,000.00	$1,017.21	$7.72
Fidelity Municipal Income Fund	.45%
Actual		$1,000.00	$1,003.60	$2.24
Hypothetical-C		$1,000.00	$1,022.63	$2.26
Class I	.54%
Actual		$1,000.00	$1,003.20	$2.69
Hypothetical-C		$1,000.00	$1,022.18	$2.72
Class Z	.42%
Actual		$1,000.00	$1,003.70	$2.09
Hypothetical-C		$1,000.00	$1,022.77	$2.11

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

HIY-SANN-0820
1.704645.122

Fidelity® Michigan Municipal Income Fund

Fidelity® Michigan Municipal Money Market Fund

Semi-Annual Report

June 30, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Fidelity® Michigan Municipal Income Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Michigan Municipal Money Market Fund
Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Fidelity® Michigan Municipal Income Fund

Investment Summary (Unaudited)

Top Five Sectors as of June 30, 2020

% of fund's net assets
General Obligations	28.1
Health Care	26.9
Transportation	10.6
Water & Sewer	10.5
Education	7.9

Quality Diversification (% of fund's net assets)

As of June 30, 2020
AAA	0.2%
AA,A	94.8%
BBB	0.4%
BB and Below	0.8%
Not Rated	1.0%
Short-Term Investments and Net Other Assets	2.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity® Michigan Municipal Income Fund

Schedule of Investments June 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.0%
	Principal Amount	Value
Guam - 0.6%
Guam Int'l. Arpt. Auth. Rev.:
Series 2013 C, 6.25% 10/1/34 (a)	$1,000,000	$1,029,750
Series C, 5% 10/1/21 (Escrowed to Maturity) (a)	1,860,000	1,852,151
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/23 (FSA Insured)	1,175,000	1,270,011

TOTAL GUAM		4,151,912

Michigan - 96.4%
Battle Creek School District Series 2016:
5% 5/1/36	1,500,000	1,808,955
5% 5/1/37	1,175,000	1,413,361
Bay City School District Rev. Series 2014:
5% 11/1/25	1,000,000	1,169,130
5% 11/1/26	1,000,000	1,169,130
5% 11/1/27	700,000	816,942
5% 11/1/28	250,000	291,248
Brandon School District Series 2016 A:
5% 5/1/28	2,515,000	3,037,466
5% 5/1/29	1,250,000	1,507,025
5% 5/1/30	1,250,000	1,504,388
5% 5/1/34	2,475,000	2,956,561
Chippewa Valley Schools Series 2016 A:
5% 5/1/32	1,000,000	1,210,300
5% 5/1/33	1,000,000	1,206,830
5% 5/1/34	1,075,000	1,296,106
5% 5/1/35	775,000	933,061
Clarkston Cmnty. Schools Series 2016:
5% 5/1/28	1,745,000	2,085,450
5% 5/1/29	1,500,000	1,789,500
Detroit City School District Series 2005 A, 5.25% 5/1/30 (FSA Insured)	4,000,000	5,396,160
Detroit Downtown Dev. Auth. Tax:
Series 1, 5% 7/1/22 (FSA Insured)	500,000	542,535
Series A:
5% 7/1/29 (FSA Insured)	1,340,000	1,534,916
5% 7/1/31 (FSA Insured)	1,775,000	2,024,246
5% 7/1/33 (FSA Insured)	2,000,000	2,271,660
5% 7/1/34 (FSA Insured)	1,750,000	1,984,780
5% 7/1/35 (FSA Insured)	2,750,000	3,112,093
5% 7/1/37 (FSA Insured)	2,000,000	2,255,060
Detroit Gen. Oblig. Series 2018:
5% 4/1/21	1,000,000	1,011,136
5% 4/1/22	725,000	742,871
5% 4/1/23	310,000	321,129
Detroit School District School Bldg. and Site Impt. Series 2012 A, 5% 5/1/24	5,000,000	5,376,950
Detroit Swr. Disp. Rev. Series 2006, 5% 7/1/36	10,000	10,035
Detroit/Wayne Co. Stadium Auth. Series 2012:
5% 10/1/21 (FSA Insured)	2,000,000	2,108,900
5% 10/1/22 (FSA Insured)	2,645,000	2,900,428
5% 10/1/26 (FSA Insured)	4,850,000	5,170,973
Downriver Util. Wastewtr. Auth. Swr. Sys. Rev. Series 2018:
5% 4/1/33 (FSA Insured)	735,000	912,385
5% 4/1/34 (FSA Insured)	520,000	644,722
5% 4/1/35 (FSA Insured)	500,000	611,655
Farmington Pub. School District Gen. Oblig.:
Series 2015:
5% 5/1/26 (FSA Insured)	1,385,000	1,661,751
5% 5/1/27 (FSA Insured)	1,425,000	1,705,996
Series 2020, 4% 5/1/40	3,000,000	3,545,910
Flint Hosp. Bldg. Auth. Rev. Series 2020:
4% 7/1/38	1,800,000	1,955,826
4% 7/1/41	1,395,000	1,489,525
Forest Hills Pub. Schools Series 2015, 5% 5/1/21	1,575,000	1,636,892
Fraser Pub. School District Series 2006 B, 5% 5/1/29	1,455,000	1,746,509
Grand Rapids Pub. Schools:
Series 2017, 5% 5/1/29 (FSA Insured)	480,000	604,200
Series 2019:
5% 11/1/39 (FSA Insured)	1,200,000	1,516,752
5% 11/1/41 (FSA Insured)	1,300,000	1,631,916
5% 11/1/42 (FSA Insured)	1,400,000	1,752,492
Grand Rapids San. Swr. Sys. Rev.:
Series 2018:
5% 1/1/31	475,000	605,397
5% 1/1/33	250,000	314,945
5% 1/1/34	550,000	690,228
5% 1/1/35	400,000	500,436
5% 1/1/38	655,000	811,650
Series 2012, 5% 1/1/37	1,250,000	1,380,100
Series 2014:
5% 1/1/27	1,300,000	1,496,417
5% 1/1/29	800,000	920,272
5% 1/1/30	2,000,000	2,298,440
Series 2016, 5% 1/1/37	1,250,000	1,497,838
Grand Rapids Wtr. Supply Sys. Series 2016:
5% 1/1/31	250,000	304,615
5% 1/1/32	320,000	389,139
5% 1/1/33	550,000	665,880
5% 1/1/34	500,000	603,565
5% 1/1/35	920,000	1,107,836
5% 1/1/36	385,000	462,466
5% 1/1/46	800,000	944,624
Grand Traverse County Hosp. Fin. Auth.:
Series 2011 A, 5.375% 7/1/35	2,000,000	2,068,680
Series 2014 A, 5% 7/1/47	1,400,000	1,545,264
Series 2019 A:
5% 7/1/44	1,110,000	1,312,286
5% 7/1/49	2,615,000	3,074,743
Grand Valley Michigan State Univ. Rev.:
Series 2014 B:
5% 12/1/25	500,000	576,650
5% 12/1/26	1,900,000	2,181,865
5% 12/1/28	1,800,000	2,056,896
Series 2018:
5% 12/1/34	1,075,000	1,313,521
5% 12/1/35	1,225,000	1,490,715
5% 12/1/37	1,375,000	1,662,348
5% 12/1/38	875,000	1,055,005
5% 12/1/43	1,400,000	1,668,338
Grandville Pub. Schools District Series 2020:
4% 5/1/39 (FSA Insured)	1,000,000	1,194,200
4% 5/1/40 (FSA Insured)	1,300,000	1,548,092
Great Lakes Wtr. Auth. Sew Disp. Sys.:
Series 2016 B, 5% 7/1/30	2,000,000	2,451,640
Series 2016 C, 5% 7/1/31	7,000,000	8,494,640
Series 2018 A:
5% 7/1/43	10,000,000	12,117,700
5% 7/1/48	5,000,000	6,018,450
Series 2018 B, 5% 7/1/28	1,125,000	1,448,314
Great Lakes Wtr. Auth. Wtr. Supply Sys. Rev.:
Series 2016 C, 5.25% 7/1/35	2,000,000	2,392,000
Series 2020 B:
5% 7/1/45	1,850,000	2,318,494
5% 7/1/49	1,300,000	1,625,689
Grosse Pointe Pub. School Sys. Series 2019:
5% 5/1/38	1,000,000	1,270,900
5% 5/1/39	1,000,000	1,266,500
Hudsonville Pub. Schools:
Series 2013:
4% 5/1/24	1,220,000	1,341,549
4% 5/1/25	500,000	548,870
5% 5/1/22	600,000	649,938
Series 2017:
5% 5/1/31	430,000	540,613
5% 5/1/32	1,200,000	1,500,108
5% 5/1/34	1,000,000	1,240,520
5% 5/1/35	1,000,000	1,236,460
Ingham, Eaton and Clinton Counties Lansing School District:
Series 2012, 5% 5/1/22	1,730,000	1,878,988
Series II:
4% 5/1/21	375,000	386,054
4% 5/1/22	345,000	367,104
5% 5/1/23	430,000	485,788
5% 5/1/24	355,000	415,336
Jackson County Series 2019, 4% 5/1/34 (Build America Mutual Assurance Insured)	2,310,000	2,705,172
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016:
4% 5/15/36	2,000,000	2,176,260
5% 5/15/28	780,000	925,517
5% 5/15/30	5,000,000	5,904,350
Kentwood Pub. Schools Series 2012, 4% 5/1/22	1,000,000	1,067,870
L'Anse Creuse Pub. Schools Series 2012, 5% 5/1/23	1,500,000	1,557,540
Lake Orion Cmnty. School District Series 2016, 5% 5/1/23	1,915,000	2,163,452
Lansing Board of Wtr. & Lt. Util. Rev. Series 2019 A:
5% 7/1/22	230,000	251,737
5% 7/1/23	340,000	387,716
5% 7/1/24	375,000	443,708
5% 7/1/25	375,000	458,741
Lansing Cmnty. College:
Series 2012:
5% 5/1/23	1,135,000	1,231,850
5% 5/1/25	350,000	379,327
5% 5/1/25 (Pre-Refunded to 5/1/22 @ 100)	1,190,000	1,291,329
Series 2019, 5% 5/1/44	3,000,000	3,755,910
Lincoln Consolidated School District Series 2016 A:
5% 5/1/28	2,025,000	2,473,902
5% 5/1/29	1,430,000	1,744,285
5% 5/1/31	500,000	604,545
5% 5/1/32	1,000,000	1,205,350
Macomb Interceptor Drain Drainage District Series 2017 A:
5% 5/1/33	2,100,000	2,619,771
5% 5/1/34	1,750,000	2,174,795
Marquette Board Lt. & Pwr. Elec. Util. Sys. Rev. Series 2016 A:
5% 7/1/29	780,000	960,999
5% 7/1/30	900,000	1,104,075
5% 7/1/31	780,000	952,723
5% 7/1/32	1,000,000	1,213,790
5% 7/1/33	705,000	851,111
Michigan Bldg. Auth. Rev.:
(Facilities Prog.) Series 2015 1, 5% 10/15/50	7,250,000	8,563,193
Series I, 5% 4/15/38	3,000,000	3,565,290
Michigan Fin. Auth. Rev.:
(Charter County of Wayne Criminal Justice Ctr. Proj.) Series 2018:
5% 11/1/32	1,000,000	1,283,750
5% 11/1/33	2,500,000	3,185,250
5% 11/1/35	1,000,000	1,262,280
5% 11/1/36	1,250,000	1,570,975
5% 11/1/37	1,500,000	1,874,325
5% 11/1/38	1,595,000	1,987,625
(Detroit Reg'l. Convention Facility Auth. Local Proj.) Series 2014 H1, 5% 10/1/24	2,000,000	2,285,940
(Detroit Wtr. and Sewage Dept. Wtr. Supply Sys. Rev. Rfdg. Local Proj.):
Series 2014 C3, 5% 7/1/22 (FSA Insured)	2,000,000	2,183,540
Series 2014 D1, 5% 7/1/22 (FSA Insured)	2,000,000	2,183,540
(Detroit Wtr. and Sewerage Dept. Sewage Disp. Sys. Rev. and Rev. Rfdg. Local Proj.) Series 2014 C, 5% 7/1/25 (FSA Insured)	1,850,000	2,149,737
(Henry Ford Health Sys. Proj.) Series 2016, 5% 11/15/24	2,940,000	3,412,370
(Holland Cmnty. Hosp. Proj.) Series 2013 A:
5% 1/1/33	1,250,000	1,347,388
5% 1/1/40	3,000,000	3,208,710
(Kalamazoo College Proj.) Series 2018, 4% 12/1/47	2,610,000	2,753,576
(Local Govt. Ln. Prog.) Series 2014 D, 5% 7/1/37 (FSA Insured)	1,000,000	1,120,940
(Mid-Michigan Health Sys. Proj.) Series 2014, 5% 6/1/39	540,000	599,503
(Trinity Health Proj.) Series 2017:
5% 12/1/30	710,000	882,693
5% 12/1/37	3,270,000	3,953,136
5% 12/1/42	2,120,000	2,536,368
(Trinity Health Proj.) Series 2015, 5% 12/1/33 (Pre-Refunded to 6/1/22 @ 100)	1,220,000	1,323,700
Bonds:
Series 2015 D2, 1 month U.S. LIBOR + 0.750% 0.875%, tender 7/2/20 (b)(c)	7,920,000	7,916,154
Series 2016 E1, 4%, tender 8/15/24 (b)	1,185,000	1,338,908
Series 2019 B, 3.5%, tender 11/15/22 (b)	5,000,000	5,310,350
Series 2019 MI2, 5%, tender 2/1/25 (b)	5,000,000	5,914,650
Series 2010 A:
5% 12/1/27	1,090,000	1,106,721
5% 12/1/27 (Pre-Refunded to 12/1/20 @ 100)	10,000	10,182
Series 2012 A, 5% 6/1/27 (Pre-Refunded to 6/1/22 @ 100)	125,000	136,128
Series 2012:
5% 11/15/24	660,000	719,004
5% 11/15/25	1,000,000	1,086,770
5% 11/15/26	800,000	867,280
5% 11/1/42	2,000,000	2,127,880
5% 11/15/42	3,120,000	3,318,931
Series 2013:
5% 10/1/25	1,255,000	1,388,105
5% 8/15/30	4,105,000	4,536,600
Series 2014 H1:
5% 10/1/22	1,000,000	1,057,000
5% 10/1/25	2,250,000	2,658,870
5% 10/1/39	4,725,000	5,389,004
Series 2014:
5% 6/1/25	1,000,000	1,146,300
5% 6/1/26	700,000	798,847
5% 6/1/27	700,000	796,411
Series 2015 C:
5% 7/1/26	570,000	682,621
5% 7/1/27	1,215,000	1,450,467
5% 7/1/28	1,500,000	1,786,665
5% 7/1/35	2,100,000	2,446,752
Series 2015 D1:
5% 7/1/34	1,250,000	1,441,438
5% 7/1/35	500,000	575,025
Series 2015 D2, 5% 7/1/34	1,000,000	1,170,900
Series 2016 A, 5% 11/1/44	6,190,000	6,979,844
Series 2016:
5% 1/1/29	1,000,000	1,182,250
5% 11/15/29	2,950,000	3,550,296
5% 1/1/30	1,000,000	1,179,160
5% 1/1/31	1,170,000	1,370,784
5% 1/1/32	1,895,000	2,210,442
5% 1/1/33	1,915,000	2,223,966
5% 1/1/34	2,135,000	2,472,266
5% 11/15/34	1,135,000	1,337,983
5% 11/15/41	11,710,000	13,608,191
Series 2019 A:
4% 12/1/49	7,000,000	7,830,690
4% 2/15/50	4,000,000	4,443,080
4% 11/15/50	8,750,000	9,594,900
5% 11/15/48	3,020,000	3,629,829
5% 5/15/54	1,000,000	1,126,880
Series 2019 MI1, 5% 12/1/48	2,000,000	2,411,760
Michigan Hosp. Fin. Auth. Rev.:
Bonds (Ascension Health Cr. Group Proj.) Series F5, 2.4%, tender 3/15/23 (b)	3,650,000	3,820,674
Series 2005 A4, 5% 11/1/22	930,000	1,020,759
Series 2010 F4, 5% 11/15/47	3,000,000	3,748,560
Series 2016:
5% 11/15/46	3,500,000	4,110,015
5% 11/15/47	18,000,000	21,123,883
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev.:
Series 2019 B, 3.75% 6/1/50	3,790,000	4,162,633
Series A:
3.5% 12/1/50	3,000,000	3,294,210
4% 12/1/48	1,805,000	1,963,226
Series C, 4.25% 6/1/49	3,780,000	4,169,302
Michigan State Univ. Revs.:
Series 2019 B, 5% 2/15/48	3,000,000	3,677,040
Series 2019 C, 4% 2/15/44	1,500,000	1,731,225
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Cadillac Place Office Bldg. Proj.) Series 2011, 5.25% 10/15/26	3,585,000	3,784,685
Bonds (Consumer Energy Co. Proj.) Series 2019, 1.8%, tender 10/1/24 (a)(b)	6,000,000	6,214,440
Milan Area Schools Series 2019, 5% 5/1/21	950,000	985,463
Novi Cmnty. School District Series I:
5% 5/1/43	1,150,000	1,472,541
5% 5/1/44	1,175,000	1,500,393
Oakland Univ. Rev.:
Series 2012:
5% 3/1/24	1,170,000	1,252,286
5% 3/1/25	1,225,000	1,310,309
5% 3/1/26	1,290,000	1,378,946
Series 2013 A:
5% 3/1/25	995,000	1,102,410
5% 3/1/26	1,620,000	1,793,065
5% 3/1/27	815,000	900,925
5% 3/1/38	2,900,000	3,147,341
Series 2014:
5% 3/1/28	335,000	375,220
5% 3/1/29	525,000	586,840
5% 3/1/39	3,000,000	3,283,410
Series 2016:
5% 3/1/28	1,150,000	1,360,094
5% 3/1/41	3,475,000	3,956,844
Portage Pub. Schools:
Series 2016:
5% 11/1/32	2,500,000	2,985,475
5% 11/1/34	1,250,000	1,483,525
5% 11/1/35	1,300,000	1,538,095
5% 11/1/39	755,000	885,494
Series 2019, 4% 11/1/38	2,000,000	2,328,640
Rochester Cmnty. School District Series I, 5% 5/1/31	1,500,000	1,842,045
Rockford Pub. Schools Gen. Oblig. Series 2019 I:
4% 5/1/22	1,575,000	1,675,910
5% 5/1/42	3,050,000	3,802,161
5% 5/1/44	6,100,000	7,564,244
5% 5/1/46	3,120,000	3,859,877
Roseville Cmnty. Schools:
Series 2014:
5% 5/1/24	780,000	910,954
5% 5/1/26	1,385,000	1,666,861
Series 2015:
5% 5/1/24	570,000	665,697
5% 5/1/26	1,715,000	2,064,020
5% 5/1/27	1,795,000	2,153,677
5% 5/1/28	1,885,000	2,256,703
Royal Oak Hosp. Fin. Auth. Hosp. Rev. Series 2014 D:
5% 9/1/26	1,000,000	1,131,470
5% 9/1/27	1,175,000	1,326,082
5% 9/1/28	1,870,000	2,110,389
Saginaw Hosp. Fin. Auth. Hosp. Rev.:
(Covenant Med. Ctr., Inc.) Series 2010 H, 5% 7/1/30	5,000,000	5,000,000
Series 2020 J:
4% 7/1/36	770,000	902,155
4% 7/1/37	820,000	957,252
4% 7/1/39	1,430,000	1,658,743
4% 7/1/40	490,000	564,416
Saint Clair County Gen. Oblig. Series 2012, 5% 4/1/26 (Pre-Refunded to 4/1/22 @ 100)	1,495,000	1,616,798
South Lyon Cmnty. Schools Series 2016:
5% 5/1/23	1,575,000	1,759,433
5% 5/1/24	3,200,000	3,695,072
Warren Consolidated School District:
Series 2016:
5% 5/1/23	810,000	911,412
5% 5/1/34	5,630,000	6,548,985
5% 5/1/35	1,250,000	1,449,550
Series 2017:
4% 5/1/23 (FSA Insured)	750,000	818,423
4% 5/1/24 (FSA Insured)	750,000	839,955
4% 5/1/25 (FSA Insured)	500,000	571,650
Series 2018:
5% 5/1/30	550,000	701,927
5% 5/1/32	1,100,000	1,384,504
5% 5/1/34	1,175,000	1,466,200
5% 5/1/35	1,200,000	1,486,932
5% 5/1/36	1,000,000	1,228,670
5% 5/1/37	1,300,000	1,592,448
5% 5/1/38	800,000	977,344
Washtenaw Intermediate School District Series 2019, 5% 5/1/23	2,000,000	2,254,020
Wayne County Arpt. Auth. Rev.:
Series 2011 A:
5% 12/1/21 (a)	5,000,000	5,264,800
5% 12/1/22 (a)	5,260,000	5,516,898
Series 2012 A, 5% 12/1/23	2,300,000	2,523,491
Series 2012 B, 5% 12/1/32 (a)	1,500,000	1,611,030
Series 2014 C:
5% 12/1/29 (a)	720,000	816,437
5% 12/1/31 (a)	860,000	968,962
5% 12/1/34 (a)	1,655,000	1,850,571
Series 2015 D, 5% 12/1/40 (FSA Insured)	8,165,000	9,291,933
Series 2015 F:
5% 12/1/25 (a)	2,735,000	3,219,177
5% 12/1/27 (a)	4,810,000	5,604,420
Series 2015 G:
5% 12/1/35	5,435,000	6,200,031
5% 12/1/36	5,760,000	6,558,163
Series 2017 A:
5% 12/1/22	640,000	699,130
5% 12/1/37	545,000	642,789
5% 12/1/42	1,455,000	1,702,670
Series 2017 B, 5% 12/1/47 (a)	450,000	514,971
Series 2018 B, 5% 12/1/48 (a)	5,000,000	5,801,100
Series 2018 D:
5% 12/1/30 (a)	4,365,000	5,337,086
5% 12/1/31 (a)	2,825,000	3,430,143
5% 12/1/32 (a)	2,945,000	3,552,877
Wayne State Univ. Revs. Series 2019 A:
4% 11/15/38	500,000	574,660
4% 11/15/39	350,000	401,135
West Ottawa Pub. School District:
Series 2012 A:
5% 5/1/25 (Pre-Refunded to 5/1/21 @ 100)	2,640,000	2,743,066
5% 5/1/26 (Pre-Refunded to 5/1/21 @ 100)	1,225,000	1,272,824
Series 2014 1:
5% 5/1/30	725,000	842,523
5% 5/1/32	500,000	579,815
5% 5/1/34	900,000	1,041,813
5% 5/1/35	250,000	289,085
Western Michigan Univ. Rev.:
Series 2014:
5% 11/15/25	320,000	378,150
5% 11/15/26	400,000	472,312
5% 11/15/28	650,000	763,523
5% 11/15/29	750,000	880,643
5% 11/15/30	855,000	1,004,326
5% 11/15/31	700,000	822,255
Series 2015 A:
5% 11/15/26	1,000,000	1,196,430
5% 11/15/28	2,505,000	2,983,881
Series 2019 A, 5% 11/15/44	2,000,000	2,420,220
Ypsilanti School District Series A:
5% 5/1/29	1,305,000	1,610,083
5% 5/1/30	1,550,000	1,908,391
5% 5/1/32	2,000,000	2,449,700
Zeeland Pub. Schools Series A:
5% 5/1/27 (FSA Insured)	1,000,000	1,193,530
5% 5/1/28 (FSA Insured)	500,000	594,675
5% 5/1/29 (FSA Insured)	1,000,000	1,188,310
5% 5/1/30 (FSA Insured)	1,000,000	1,185,190

TOTAL MICHIGAN		654,051,066

TOTAL MUNICIPAL BONDS
(Cost $620,986,772)		658,202,978

Municipal Notes - 1.5%
Michigan - 1.5%
Michigan Hsg. Dev. Auth. Multi-family Hsg. Rev. Series 2005, 0.22% 7/1/20, LOC Fed. Home Ln. Bank, Cincinnati, VRDN (a)(b)	2,780,000	$2,780,000
Michigan State Univ. Revs. Participating VRDN Series Floaters E 127, 0.15% 7/1/20 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)	3,820,000	3,820,000
Michigan Strategic Fund Ltd. Oblig. Rev. (Air Products and Chemicals, Inc. Proj.) Series 2007 V1, 0.13% 7/1/20, VRDN (b)	3,400,000	3,400,000
TOTAL MUNICIPAL NOTES
(Cost $10,000,000)		10,000,000
TOTAL INVESTMENT IN SECURITIES - 98.5%
(Cost $630,986,772)		668,202,978
NET OTHER ASSETS (LIABILITIES) - 1.5%		9,881,342
NET ASSETS - 100%		$678,084,320

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Provides evidence of ownership in one or more underlying municipal bonds.

 (e) Coupon rates are determined by re-marketing agents based on current market conditions.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$668,202,978	$--	$668,202,978	$--
Total Investments in Securities:	$668,202,978	$--	$668,202,978	$--

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

General Obligations	28.1%
Health Care	26.9%
Transportation	10.6%
Water & Sewer	10.5%
Education	7.9%
Special Tax	6.9%
Others* (Individually Less Than 5%)	9.1%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Fidelity® Michigan Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

		June 30, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $630,986,772)		$668,202,978
Cash		4,214,222
Receivable for fund shares sold		381,629
Interest receivable		6,116,764
Other receivables		1,749
Total assets		678,917,342
Liabilities
Payable for fund shares redeemed	$156,572
Distributions payable	389,542
Accrued management fee	197,038
Transfer agent fee payable	52,439
Other affiliated payables	13,046
Other payables and accrued expenses	24,385
Total liabilities		833,022
Net Assets		$678,084,320
Net Assets consist of:
Paid in capital		$639,304,726
Total accumulated earnings (loss)		38,779,594
Net Assets		$678,084,320
Net Asset Value, offering price and redemption price per share ($678,084,320 ÷ 53,796,115 shares)		$12.60

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2020 (Unaudited)
Investment Income
Interest		$9,399,337
Expenses
Management fee	$1,182,182
Transfer agent fees	312,282
Accounting fees and expenses	78,237
Custodian fees and expenses	2,655
Independent trustees' fees and expenses	1,128
Registration fees	21,504
Audit	28,045
Legal	6,025
Miscellaneous	2,385
Total expenses before reductions	1,634,443
Expense reductions	(2,410)
Total expenses after reductions		1,632,033
Net investment income (loss)		7,767,304
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		1,546,279
Total net realized gain (loss)		1,546,279
Change in net unrealized appreciation (depreciation) on investment securities		4,877,732
Net gain (loss)		6,424,011
Net increase (decrease) in net assets resulting from operations		$14,191,315

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2020 (Unaudited)	Year ended December 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,767,304	$16,024,910
Net realized gain (loss)	1,546,279	3,377,769
Change in net unrealized appreciation (depreciation)	4,877,732	24,405,510
Net increase (decrease) in net assets resulting from operations	14,191,315	43,808,189
Distributions to shareholders	(8,203,298)	(18,160,383)
Share transactions
Proceeds from sales of shares	51,986,627	99,414,729
Reinvestment of distributions	5,615,552	12,552,934
Cost of shares redeemed	(58,556,864)	(62,248,479)
Net increase (decrease) in net assets resulting from share transactions	(954,685)	49,719,184
Total increase (decrease) in net assets	5,033,332	75,366,990
Net Assets
Beginning of period	673,050,988	597,683,998
End of period	$678,084,320	$673,050,988
Other Information
Shares
Sold	4,158,081	8,059,183
Issued in reinvestment of distributions	448,104	1,013,774
Redeemed	(4,772,728)	(5,050,916)
Net increase (decrease)	(166,543)	4,022,041

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Michigan Municipal Income Fund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$12.47	$11.97	$12.22	$11.94	$12.38	$12.33
Income from Investment Operations
Net investment income (loss)A	.144	.309	.319	.333	.352	.387
Net realized and unrealized gain (loss)	.138	.541	(.216)	.324	(.364)	.050
Total from investment operations	.282	.850	.103	.657	(.012)	.437
Distributions from net investment income	(.144)	(.310)	(.318)	(.333)	(.353)	(.387)
Distributions from net realized gain	(.008)	(.040)	(.035)	(.044)	(.075)	–
Total distributions	(.152)	(.350)	(.353)	(.377)	(.428)	(.387)
Redemption fees added to paid in capitalA	–	–	–	–	–B	–B
Net asset value, end of period	$12.60	$12.47	$11.97	$12.22	$11.94	$12.38
Total ReturnC,D	2.28%	7.16%	.90%	5.57%	(.16)%	3.61%
Ratios to Average Net AssetsE
Expenses before reductions	.49%F	.48%	.49%	.49%	.49%	.49%
Expenses net of fee waivers, if any	.49%F	.48%	.48%	.48%	.49%	.49%
Expenses net of all reductions	.49%F	.48%	.48%	.48%	.48%	.49%
Net investment income (loss)	2.32%F	2.50%	2.67%	2.74%	2.83%	3.15%
Supplemental Data
Net assets, end of period (000 omitted)	$678,084	$673,051	$597,684	$680,383	$651,635	$634,206
Portfolio turnover rate	14%F	14%	22%	12%	25%	11%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity® Michigan Municipal Money Market Fund

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification as of June 30, 2020

Days	% of fund's investments 6/30/20
1 - 7	89.6
8 - 30	0.4
31 - 60	1.4
91 - 180	2.7
> 180	5.9

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of June 30, 2020
Variable Rate Demand Notes (VRDNs)	46.2%
Tender Option Bond	39.8%
Other Municipal Security	10.7%
Investment Companies	3.1%
Net Other Assets (Liabilities)	0.2%

Current 7-Day Yields

6/30/20
Fidelity® Michigan Municipal Money Market Fund	0.01%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending June 30, 2020, the most recent period shown in the table, would have been (0.32)%.

Fidelity® Michigan Municipal Money Market Fund

Schedule of Investments June 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 46.2%
	Principal Amount	Value
Alabama - 0.5%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.36% 7/7/20, VRDN (a)(b)	$1,100,000	$1,100,000
Kansas - 0.6%
Burlington Envir. Impt. Rev. (Kansas City Pwr. and Lt. Co. Proj.):
Series 2007 A, 0.34% 7/7/20, VRDN (b)	400,000	400,000
Series 2007 B, 0.34% 7/7/20, VRDN (b)	100,000	100,000
St. Mary's Kansas Poll. Cont. Rev. (Kansas Gas and Elec. Co. Proj.) Series 1994, 0.32% 7/7/20, VRDN (b)	700,000	700,000
Wamego Kansas Poll. Cont. Rfdg. Rev. (Western Resources, Inc. Proj.) Series 1994, 0.32% 7/7/20, VRDN (b)	100,000	100,000
		1,300,000
Michigan - 44.3%
Grand Traverse County Hosp. Fin. Auth. Series 2019 C, 0.14% 7/1/20, LOC PNC Bank NA, VRDN (b)	2,595,000	2,595,000
Grand Valley Michigan State Univ. Rev. Series 2008 B, 0.12% 7/7/20, LOC TD Banknorth, NA, VRDN (b)	8,050,000	8,050,000
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2008 C, 0.16% 7/7/20, LOC Bank of New York, New York, VRDN (b)	2,000,000	2,000,000
Lakeview School District Calhoun County Series B, 0.13% 7/7/20 (Michigan Gen. Oblig. Guaranteed), LOC TD Banknorth, NA, VRDN (b)	2,500,000	2,500,000
Michigan Bldg. Auth. Rev.:
(Michigan Gen. Oblig. Proj.) Series 2017 I, 0.13% 7/7/20, LOC Citibank NA, VRDN (b)	3,000,000	3,000,000
Series 2007 1, 0.15% 7/7/20, LOC Citibank NA, VRDN (b)	530,000	530,000
Michigan Fin. Auth. Rev.:
(Healthcare Equip. Ln. Prog.) Series 2015 C, 0.24% 7/7/20, LOC Fifth Third Bank, Cincinnati, VRDN (b)	1,200,000	1,200,000
(Hosp. Proj.) Series 2016 E2, 0.13% 7/7/20, VRDN (b)	2,330,000	2,330,000
Michigan Hsg. Dev. Auth. Rental Hsg. Rev.:
Series 2002 A, 0.16% 7/7/20, LOC Bank of America NA, VRDN (a)(b)	5,000,000	5,000,000
Series 2016 D, 0.17% 7/7/20, LOC Bank of America NA, VRDN (a)(b)	5,000,000	5,000,000
Michigan State Univ. Revs. Series 2000 A, 0.15% 7/7/20 (Liquidity Facility Northern Trust Co.), VRDN (b)	8,040,000	8,040,000
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Air Products and Chemicals, Inc. Proj.) Series 2007 V1, 0.13% 7/1/20, VRDN (b)	2,880,000	2,880,000
(Consumers Energy Co. Proj.) Series 2005, 0.15% 7/7/20, LOC JPMorgan Chase Bank, VRDN (a)(b)	19,100,000	19,100,000
(Henry Ford Museum & Greenfield Village Proj.) Series 2002, 0.13% 7/1/20, LOC Comerica Bank, VRDN (b)	7,640,000	7,640,000
(The Kroger Co. Recovery Zone Facilities Bond Proj.) Series 2010, 0.17% 7/7/20, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (b)	11,300,000	11,300,000
FHLMC Livonia Econ. Dev. Corp. (Madonna Univ. Proj.) Series 2009, 0.17% 7/7/20, LOC Fed. Home Ln. Bank Chicago, VRDN (b)	18,980,000	18,980,000
		100,145,000
Nebraska - 0.6%
Stanton County Indl. Dev. Rev.:
(Nucor Corp. Proj.) Series 1996, 0.36% 7/7/20, VRDN (a)(b)	500,000	500,000
Series 1998, 0.36% 7/7/20, VRDN (a)(b)	1,000,000	1,000,000
		1,500,000
Pennsylvania - 0.1%
Delaware County Indl. Dev. Auth. Arpt. Facilities Rev. (United Parcel Svc. Proj.) Series 2015, 0.29% 7/1/20, VRDN (b)	300,000	300,000
Rhode Island - 0.1%
FHLMC Rhode Island Hsg. & Mtg. Fin. Corp. Series 2006, 0.21% 7/7/20, LOC Freddie Mac, VRDN (a)(b)	200,000	200,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $104,545,000)		104,545,000

Tender Option Bond - 39.8%
Colorado - 0.1%
Denver City & County Arpt. Rev.:
Bonds Series G-114, 0.38%, tender 12/1/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)(e)	100,000	100,000
Participating VRDN Series DBE 8027, 0.38% 7/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(c)(d)	200,000	200,000
		300,000
Connecticut - 0.1%
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series Floaters G 110, 0.31%, tender 10/1/20 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)(e)	100,000	100,000
Florida - 0.4%
Jacksonville Elec. Auth. Elec. Sys. Rev. Participating VRDN Series 2019, 0.43% 8/11/20 (Liquidity Facility Wells Fargo Bank NA) (b)(c)(d)	800,000	800,000
Massachusetts - 0.1%
Massachusetts Gen. Oblig. Bonds Series Clipper 09 69, 0.31%, tender 8/27/20 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(c)(d)(e)	100,000	100,000
Michigan - 37.5%
Clarkston Cmnty. Schools Participating VRDN Series Floaters G72, 0.16% 7/7/20 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)	2,695,000	2,695,000
Detroit Downtown Dev. Auth. Tax Participating VRDN Series Floaters XX 11 01, 0.17% 7/7/20 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	8,000,000	8,000,000
Eastern Michigan Univ. Revs. Participating VRDN Series Floaters 009, 0.17% 7/7/20 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	11,000,000	11,000,000
Grand Rapids San. Swr. Sys. Rev. Participating VRDN Series Floaters XF 26 12, 0.16% 7/7/20 (Liquidity Facility Citibank NA) (b)(c)(d)	4,000,000	4,000,000
Michigan Bldg. Auth. Rev. Participating VRDN:
Series Floaters XF 26 09, 0.16% 7/7/20 (Liquidity Facility Citibank NA) (b)(c)(d)	800,000	800,000
Series Floaters XM 04 65, 0.16% 7/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(d)	3,200,000	3,200,000
Series Floaters XM 07 43, 0.16% 7/7/20 (Liquidity Facility Wells Fargo Bank NA) (b)(c)(d)	2,800,000	2,800,000
Series ZF 08 19, 0.18% 7/7/20 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(d)	425,000	425,000
Michigan Fin. Auth. Rev. Participating VRDN:
Series 15 XF0126, 0.18% 7/7/20 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(d)	5,000,000	5,000,000
Series 16 ZM0166, 0.16% 7/7/20 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)	10,740,000	10,740,000
Series Floaters ZF 07 84, 0.23% 7/7/20 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(d)	2,670,000	2,670,000
Series Floaters ZF 07 90, 0.23% 7/7/20 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(d)	2,800,000	2,800,000
Series Floaters ZF 07 96, 0.23% 7/7/20 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(d)	2,800,000	2,800,000
Series Floaters ZF 28 25, 0.21% 7/7/20 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	2,500,000	2,500,000
Series XF 28 61, 0.16% 7/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(d)	3,200,000	3,200,000
Series XM 04 72, 0.16% 7/7/20 (Liquidity Facility Citibank NA) (b)(c)(d)	1,750,000	1,750,000
Series XM 07 48, 0.23% 7/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(d)	2,240,000	2,240,000
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Participating VRDN Series Floaters ZF 07 87, 0.16% 7/7/20 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)(f)	2,600,000	2,600,000
Michigan State Univ. Revs. Participating VRDN Series Floaters ZF 07 50, 0.18% 7/7/20 (Liquidity Facility Bank of America NA) (b)(c)(d)(f)	1,915,000	1,915,000
Trenton Pub. Schools School District Participating VRDN Series Floaters CTFS G 102, 0.16% 7/7/20 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)	3,100,000	3,100,000
Univ. of Michigan Rev. Participating VRDN:
Series 15 XF2199, 0.16% 7/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(d)	3,089,000	3,089,000
Series 15 XF2205, 0.15% 7/7/20 (Liquidity Facility Citibank NA) (Liquidity Facility Toronto-Dominion Bank) (b)(c)(d)	2,400,000	2,400,000
Series Floaters XF 27 53, 0.15% 7/7/20 (Liquidity Facility Cr. Suisse AG) (b)(c)(d)	1,000,000	1,000,000
Series Floaters ZF 05 90, 0.18% 7/7/20 (Liquidity Facility Toronto-Dominion Bank) (b)(c)(d)	4,100,000	4,100,000
		84,824,000
New York And New Jersey - 0.6%
Port Auth. of New York & New Jersey Participating VRDN Series 16 ZM0160, 0.27% 7/7/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)	1,300,000	1,300,000
Texas - 0.0%
Alamo Cmnty. College District Rev. Bonds Series G-111, 0.33%, tender 11/2/20 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)(e)	100,000	100,000
Utah - 1.0%
Salt Lake City Arpt. Rev. Participating VRDN Series DBE 8034, 0.38% 7/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(c)(d)	2,300,000	2,300,000
Virginia - 0.0%
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds Series Floaters G 40, 0.33%, tender 2/2/21 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)(e)	100,000	100,000
TOTAL TENDER OPTION BOND
(Cost $89,924,000)		89,924,000

Other Municipal Security - 10.7%
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds Series 2001 A, 0.33% tender 7/9/20, CP mode	200,000	200,000
Massachusetts - 0.4%
Massachusetts Dev. Fin. Agcy. Electrical Utils. Rev. Bonds Series 2005, 0.38% tender 7/2/20 (Massachusetts Elec. Co. Guaranteed), CP mode (a)	600,000	600,000
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds Series 1992:
0.35% tender 7/2/20, CP mode	200,000	200,000
0.35% tender 7/7/20, CP mode	200,000	200,000
		1,000,000
Michigan - 9.9%
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2015 A, SIFMA Municipal Swap Index + 0.250% 0.38%, tender 1/26/21 (b)(g)	11,915,000	11,915,000
Michigan Fin. Auth. Rev.:
Bonds Series 2015 MI, 1 month U.S. LIBOR + 0.540% 0.664%, tender 12/1/20 (b)(g)	1,030,000	1,030,899
RAN Series 2019 A, 2% 8/20/20, LOC JPMorgan Chase Bank	1,300,000	1,302,209
Michigan Hosp. Fin. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series F5, 1.9%, tender 4/1/21 (b)	1,320,000	1,325,863
Michigan State Univ. Revs. Bonds Series 2019 C, 4% 8/15/20	1,000,000	1,003,371
Michigan Trunk Line Fund Rev. Bonds Series 2020 A, 5% 11/15/20	4,000,000	4,055,463
Spring Lake Pub. Schools Bonds Series 2014, 5% 11/1/20 (Michigan Gen. Oblig. Guaranteed)	1,745,000	1,766,083
		22,398,888
New Hampshire - 0.3%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds:
Series 1990 B, 0.45% tender 7/9/20, CP mode	300,000	300,000
Series A1, 0.5% tender 7/9/20, CP mode (a)	300,000	300,000
		600,000
TOTAL OTHER MUNICIPAL SECURITY
(Cost $24,198,888)		24,198,888
	Shares	Value

Investment Company - 3.1%
Fidelity Municipal Cash Central Fund .18% (h)(i)
(Cost $7,092,418)	7,091,849	7,092,418
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $225,760,306)		225,760,306
NET OTHER ASSETS (LIABILITIES) - 0.2%		359,103
NET ASSETS - 100%		$226,119,409

Security Type Abbreviations

CP – COMMERCIAL PAPER

RAN – REVENUE ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Coupon rates are determined by re-marketing agents based on current market conditions.

 (e) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $500,000 or 0.2% of net assets.

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,515,000 or 2.0% of net assets.

 (g) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (h) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
Alamo Cmnty. College District Rev. Bonds Series G-111, 0.33%, tender 11/2/20 (Liquidity Facility Royal Bank of Canada)	6/6/19	$100,000
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series Floaters G 110, 0.31%, tender 10/1/20 (Liquidity Facility Royal Bank of Canada)	5/16/19	$100,000
Denver City & County Arpt. Rev. Bonds Series G-114, 0.38%, tender 12/1/20 (Liquidity Facility Royal Bank of Canada)	6/1/20	$100,000
Massachusetts Gen. Oblig. Bonds Series Clipper 09 69, 0.31%, tender 8/27/20 (Liquidity Facility State Street Bank & Trust Co., Boston)	11/6/19	$100,000
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds Series Floaters G 40, 0.33%, tender 2/2/21 (Liquidity Facility Royal Bank of Canada)	8/2/18	$100,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$105,971
Total	$105,971

Amounts in the income column in the above table exclude any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Michigan Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

		June 30, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $218,667,888)	$218,667,888
Fidelity Central Funds (cost $7,092,418)	7,092,418
Total Investment in Securities (cost $225,760,306)		$225,760,306
Receivable for fund shares sold		263,039
Interest receivable		322,711
Distributions receivable from Fidelity Central Funds		1,017
Receivable from investment adviser for expense reductions		108
Total assets		226,347,181
Liabilities
Payable to custodian bank	$78,766
Payable for fund shares redeemed	97,207
Audit fees payable	15,708
Distributions payable	89
Accrued management fee	31,889
Other affiliated payables	2,950
Other payables and accrued expenses	1,163
Total liabilities		227,772
Net Assets		$226,119,409
Net Assets consist of:
Paid in capital		$226,119,965
Total accumulated earnings (loss)		(556)
Net Assets		$226,119,409
Net Asset Value, offering price and redemption price per share ($226,119,409 ÷ 225,756,936 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2020 (Unaudited)
Investment Income
Interest		$1,180,953
Income from Fidelity Central Funds		105,971
Total income		1,286,924
Expenses
Management fee	$416,788
Transfer agent fees	187,348
Accounting fees and expenses	18,505
Custodian fees and expenses	1,152
Independent trustees' fees and expenses	409
Registration fees	19,124
Audit	17,970
Legal	2,195
Miscellaneous	570
Total expenses before reductions	664,061
Expense reductions	(150,896)
Total expenses after reductions		513,165
Net investment income (loss)		773,759
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,468
Total net realized gain (loss)		2,468
Net increase in net assets resulting from operations		$776,227

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2020 (Unaudited)	Year ended December 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$773,759	$2,743,266
Net realized gain (loss)	2,468	21,468
Net increase in net assets resulting from operations	776,227	2,764,734
Distributions to shareholders	(793,639)	(2,745,404)
Share transactions
Proceeds from sales of shares	17,222,798	23,836,710
Reinvestment of distributions	754,957	2,642,432
Cost of shares redeemed	(44,978,914)	(84,012,064)
Net increase (decrease) in net assets and shares resulting from share transactions	(27,001,159)	(57,532,922)
Total increase (decrease) in net assets	(27,018,571)	(57,513,592)
Net Assets
Beginning of period	253,137,980	310,651,572
End of period	$226,119,409	$253,137,980
Other Information
Shares
Sold	17,222,798	23,836,710
Issued in reinvestment of distributions	754,957	2,642,432
Redeemed	(44,978,914)	(84,012,064)
Net increase (decrease)	(27,001,159)	(57,532,922)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Michigan Municipal Money Market Fund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.003	.010	.009	.004	.001	–A
Net realized and unrealized gain (loss)	–A	–A	.001	–A	.001	–A
Total from investment operations	.003	.010	.010	.004	.002	–A
Distributions from net investment income	(.003)	(.010)	(.009)	(.004)	(.001)	–A
Distributions from net realized gain	–A	–A	(.001)	–A	(.001)	–
Total distributions	(.003)	(.010)	(.010)	(.004)	(.002)	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.33%	.98%	1.01%	.37%	.16%	.01%
Ratios to Average Net AssetsD,E
Expenses before reductions	.56%F	.55%	.55%	.53%	.52%	.53%
Expenses net of fee waivers, if any	.43%F	.55%	.55%	.53%	.35%	.06%
Expenses net of all reductions	.43%F	.55%	.55%	.53%	.35%	.06%
Net investment income (loss)	.66%F	.98%	.90%	.35%	.06%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$226,119	$253,138	$310,652	$420,820	$574,369	$993,737

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2020

1. Organization.

Fidelity Michigan Municipal Income Fund (the Income Fund) is a fund of Fidelity Municipal Trust. Fidelity Michigan Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Municipal Trust II. Each Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the Trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. The Income Fund is a non-diversified fund. Each Fund is authorized to issue an unlimited number of shares. Shares of the Money Market Fund are only available for purchase by retail shareholders. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. Each Fund may be affected by economic and political developments in the state of Michigan.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

Fidelity Investments Institutional Operations Company, Inc. converted from a Massachusetts corporation to a Massachusetts LLC, and changed its name to "Fidelity Investments Institutional Operations Company LLC".

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Income Fund's investments to the Fair Value Committee (the Committee) established by the Income Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Income Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Income Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Income Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For the Money Market Fund, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2020 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, market discount and losses deferred due to excise tax regulations.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Michigan Municipal Income Fund	$630,986,772	$37,564,589	$(348,383)	$37,216,206
Fidelity Michigan Municipal Money Market Fund	225,760,306	–	–	–

Restricted Securities (including Private Placements). The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Michigan Municipal Income Fund	54,796,857	45,403,886

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity Michigan Municipal Income Fund	.25%	.10%	.35%
Fidelity Michigan Municipal Money Market Fund	.25%	.10%	.35%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Funds. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Fidelity Michigan Municipal Income Fund	.09%
Fidelity Michigan Municipal Money Market Fund	.16%

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Michigan Municipal Income Fund	.02
Fidelity Michigan Municipal Money Market Fund	.02

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. For the Income Fund, interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Amount
Fidelity Michigan Municipal Income Fund	$827

During the period, the Income Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser voluntarily agreed to reimburse expenses of Michigan Municipal Money Market Fund to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

Michigan Municipal Money Market Fund was in reimbursement during the period:

	Expense Limitations	Reimbursement
Fidelity Michigan Municipal Money Market Fund	.55%	$14,480

Additionally, the investment adviser or its affiliates voluntarily agreed to waive certain fees for the Money Market Fund in order to avoid a negative yield. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver was $136,162.

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
Fidelity Michigan Municipal Income Fund	$1,742

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses as follows:

Amount
Fidelity Michigan Municipal Income Fund	$668
Fidelity Michigan Municipal Money Market Fund	254

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

9. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2020 to June 30, 2020).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period-B January 1, 2020 to June 30, 2020
Fidelity Michigan Municipal Income Fund	.49%
Actual		$1,000.00	$1,022.80	$2.46
Hypothetical-C		$1,000.00	$1,022.43	$2.46
Fidelity Michigan Municipal Money Market Fund	.43%
Actual		$1,000.00	$1,003.30	$2.14**
Hypothetical-C		$1,000.00	$1,022.73	$2.16**

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period).

 C 5% return per year before expenses

** If certain fees were not voluntarily waived by the investment adviser or its affiliates during the period, the annualized expense ratio would have been .55% and the expenses paid in the actual and hypothetical examples above would have been $2.74 and $2.77, respectively.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Michigan Municipal Income Fund (the Income Fund) has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Income Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Income Fund’s Board of Trustees (the Board) has designated the Income Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

MIR-SANN-0820
1.705626.122

Fidelity® Minnesota Municipal Income Fund

Semi-Annual Report

June 30, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Five Sectors as of June 30, 2020

% of fund's net assets
General Obligations	39.3
Health Care	21.9
Education	10.2
Electric Utilities	9.3
Transportation	7.2

Quality Diversification (% of fund's net assets)

As of June 30, 2020
AAA	13.4%
AA,A	75.2%
BBB	5.9%
BB and Below	0.6%
Not Rated	1.8%
Short-Term Investments and Net Other Assets	3.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Schedule of Investments June 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.9%
	Principal Amount	Value
Guam - 0.4%
Guam Int'l. Arpt. Auth. Rev.:
Series 2013 C, 6.25% 10/1/34 (a)	$850,000	$875,288
Series 2019 A, 5% 10/1/23 (a)	825,000	825,800
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/21 (FSA Insured)	1,100,000	1,149,423

TOTAL GUAM		2,850,511

Minnesota - 96.5%
Anoka-Hennepin Independent School District 11 Series 2014 A:
5% 2/1/23	805,000	896,512
5% 2/1/24	1,110,000	1,280,507
5% 2/1/25	1,015,000	1,167,798
5% 2/1/26	1,220,000	1,405,525
5% 2/1/27	1,285,000	1,478,932
5% 2/1/28	1,345,000	1,546,952
5% 2/1/29	1,415,000	1,625,849
5% 2/1/34	1,800,000	2,060,640
Chaska Elec. Rev. Series 2015 A:
5% 10/1/26	1,000,000	1,212,260
5% 10/1/27	1,665,000	2,007,957
5% 10/1/29	785,000	941,796
Chaska Independent School District #112 Gen. Oblig. (Minnesota School District Cr. Enhancement Prog.) Series 2016 A:
5% 2/1/30	1,400,000	1,704,346
5% 2/1/31	3,600,000	4,360,824
City of Virginia Series 2020 A:
4% 2/1/37 (FSA Insured)	1,000,000	1,145,010
4% 2/1/39 (FSA Insured)	1,000,000	1,139,040
Cloquet Independent School District #94 Series 2015 B:
5% 2/1/28	3,030,000	3,629,455
5% 2/1/31	1,245,000	1,484,476
Ctr. City Health Care Facilities (Hazelden Betty Ford Foundation Proj.) Series 2014:
5% 11/1/23	775,000	858,909
5% 11/1/25	250,000	282,593
5% 11/1/26	500,000	562,620
5% 11/1/27	420,000	470,954
Dawson-Boyd Independent School District Series 2019 A:
4% 2/1/33	1,140,000	1,345,052
4% 2/1/36	1,360,000	1,586,290
4% 2/1/37	1,200,000	1,395,132
Dilworth-Glyndon-Felton ISD No. 2164 Series 2020 A, 4% 2/1/34	1,000,000	1,136,900
Duluth Econ. Dev. Auth. Health Care Facilities Rev. Series 2018 A:
5% 2/15/43	1,500,000	1,724,040
5% 2/15/48	3,000,000	3,429,810
5% 2/15/58	3,125,000	3,540,469
Duluth Gen. Oblig. Series 2016 A:
5% 2/1/30	1,235,000	1,498,994
5% 2/1/31	1,495,000	1,811,850
5% 2/1/32	2,130,000	2,577,577
Duluth Independent School District #709 Ctfs. of Prtn. Series 2019 B:
5% 2/1/21	300,000	307,246
5% 2/1/22	320,000	340,854
5% 2/1/23	380,000	420,098
5% 2/1/24	400,000	457,312
5% 2/1/25	375,000	441,750
5% 2/1/26	395,000	477,527
5% 2/1/27	370,000	458,012
5% 2/1/28	350,000	443,548
Elk River Independent School District #728:
Series 2019 A, 3% 2/1/33	2,925,000	3,164,090
Series 2020 A, 4% 2/1/31	2,120,000	2,545,102
Forest Lake Series 2019 A, 4% 2/1/31	1,790,000	2,190,602
Hennepin County Gen. Oblig.:
Series 2016 A:
5% 12/1/39	5,250,000	6,466,058
5% 12/1/40	7,200,000	8,852,760
Series 2016 B, 5% 12/1/31	1,135,000	1,419,340
Series 2019 B, 5% 12/15/39	3,725,000	4,796,161
Jordan Ind. School District:
Series 2014 A:
5% 2/1/28	960,000	1,070,976
5% 2/1/29 (Pre-Refunded to 2/1/29 @ 100)	1,000,000	1,109,230
5% 2/1/30 (Pre-Refunded to 2/1/30 @ 100)	1,245,000	1,380,991
Series A, 5% 2/1/28 (Pre-Refunded to 2/1/28 @ 100)	40,000	44,380
Maple Grove Health Care Sys. Rev.:
Series 2015:
4% 9/1/35	1,250,000	1,323,975
5% 9/1/25	215,000	248,845
5% 9/1/28	695,000	793,912
5% 9/1/30	1,500,000	1,703,280
5% 9/1/31	1,300,000	1,470,443
5% 9/1/32	1,000,000	1,126,140
Series 2017:
5% 5/1/26	1,355,000	1,583,480
5% 5/1/27	1,400,000	1,657,390
5% 5/1/28	2,915,000	3,438,097
5% 5/1/29	1,000,000	1,175,090
5% 5/1/30	850,000	995,393
5% 5/1/31	580,000	675,949
5% 5/1/32	500,000	579,445
Maple River Independent School District No. 2135 Series 2020 A, 4% 2/1/45	2,750,000	3,217,253
Metropolitan Council Gen. Oblig. Rev. Series 2020 B, 5% 3/1/32	4,500,000	6,113,655
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Allina Health Sys. Proj.) Series 2017 A:
5% 11/15/27	1,250,000	1,561,563
5% 11/15/28	2,730,000	3,397,321
5% 11/15/29	1,040,000	1,288,695
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.:
Series 2012 B:
5% 1/1/26	1,250,000	1,325,350
5% 1/1/27	1,500,000	1,589,715
Series 2014 A:
5% 1/1/26	3,015,000	3,422,266
5% 1/1/28	4,000,000	4,528,520
5% 1/1/29	2,150,000	2,429,350
5% 1/1/30	2,000,000	2,254,000
5% 1/1/31	6,020,000	6,764,734
Series 2016 A:
5% 1/1/30	4,000,000	4,893,000
5% 1/1/31	2,350,000	2,859,739
5% 1/1/32	2,900,000	3,511,030
Series 2016 C, 5% 1/1/46	4,770,000	5,582,188
Series 2016 D:
5% 1/1/23 (a)	670,000	733,087
5% 1/1/27 (a)	350,000	423,409
5% 1/1/28 (a)	430,000	517,118
5% 1/1/29 (a)	225,000	270,023
5% 1/1/30 (a)	475,000	567,682
5% 1/1/31 (a)	200,000	237,924
5% 1/1/32 (a)	200,000	236,714
5% 1/1/33 (a)	220,000	259,061
5% 1/1/34 (a)	225,000	264,062
5% 1/1/35 (a)	225,000	263,349
5% 1/1/36 (a)	220,000	256,661
5% 1/1/37 (a)	250,000	290,843
5% 1/1/41 (a)	725,000	836,266
Minneapolis Health Care Sys. Rev.:
Series 2015 A:
5% 11/15/27 (FSA Insured)	850,000	988,703
5% 11/15/28	1,380,000	1,600,248
5% 11/15/29	1,000,000	1,155,640
5% 11/15/30	1,000,000	1,152,260
5% 11/15/31	3,665,000	4,205,331
5% 11/15/32	2,200,000	2,510,860
Series 2018 A:
5% 11/15/34	3,350,000	4,002,413
5% 11/15/35	2,500,000	2,974,800
5% 11/15/36	2,500,000	2,964,100
Minneapolis Spl. School District:
(Minnesota School District Cr. Enhancement Prog.):
Series 2019 A, 5% 2/1/32	1,125,000	1,465,774
Series 2019 B, 5% 2/1/32	1,815,000	2,364,782
(MN SD Cr. Enhancement Prog.):
Series 2017 B, 5% 2/1/29	2,590,000	3,340,996
Series 2018 A, 5% 2/1/33	1,000,000	1,261,950
Series 2018 B, 5% 2/1/33	3,190,000	4,025,621
Series 2017 A, 4% 2/1/33	1,415,000	1,676,195
Series 2017 B:
4% 2/1/33	2,595,000	3,074,011
4% 2/1/34	2,595,000	3,052,473
Minneapolis Spl. School District #1 Ctfs. of Prtn. Series 2016 C, 5% 2/1/31	1,915,000	2,382,030
Minnesota Ctfs. Prtn. (Minnesota Gen. Oblig. Proj.) Series 2014, 5% 6/1/39	2,445,000	2,791,090
Minnesota Gen. Oblig.:
Series 2010 D:
5% 8/1/21 (Pre-Refunded to 8/1/20 @ 100)	15,000	15,057
5% 8/1/22 (Pre-Refunded to 8/1/20 @ 100)	70,000	70,267
5% 8/1/23 (Pre-Refunded to 8/1/20 @ 100)	145,000	145,554
Series 2011 B:
5% 10/1/24	2,500,000	2,648,000
5% 10/1/30	3,000,000	3,175,650
Series 2015 A, 5% 8/1/33	1,900,000	2,282,489
Series 2017 A:
5% 10/1/31	5,000,000	6,390,350
5% 10/1/33	3,335,000	4,221,076
Series 2018 B, 4% 8/1/35	5,270,000	6,296,912
Series 2019 A:
5% 8/1/29	5,000,000	6,783,500
5% 8/1/35	5,000,000	6,581,150
Series 2019 B, 5% 8/1/28	2,000,000	2,649,920
Minnesota Higher Ed. Facilities Auth. Rev.:
(Macalester College, MN Proj.) Series 2017:
5% 3/1/28	400,000	501,672
5% 3/1/30	500,000	622,140
(Univ. of St Thomas) Series 2017 A:
5% 10/1/27	500,000	604,395
5% 10/1/28	735,000	884,477
5% 10/1/29	750,000	898,628
5% 10/1/30	655,000	780,852
Series 2016 A, 5% 5/1/46	3,610,000	3,517,765
Series 2017 A, 4% 10/1/35	800,000	871,512
Series 2017:
5% 3/1/28	2,000,000	2,515,680
5% 3/1/31	1,000,000	1,242,000
5% 10/1/31	590,000	689,285
5% 3/1/34	530,000	649,420
5% 10/1/34	440,000	507,496
5% 10/1/35	555,000	637,845
Series 2018 A:
5% 10/1/34	1,140,000	1,253,943
5% 10/1/45	3,650,000	3,903,493
Series 2019:
3% 12/1/21	75,000	75,767
3% 12/1/22	100,000	101,799
3% 12/1/23	100,000	102,058
4% 12/1/24	100,000	106,156
4% 12/1/25	180,000	191,284
4% 12/1/26	190,000	201,660
4% 12/1/27	195,000	207,074
4% 12/1/28	240,000	255,242
4% 12/1/29	285,000	303,944
4% 12/1/30	150,000	158,079
4% 12/1/31	450,000	469,841
4% 12/1/32	290,000	299,213
4% 12/1/33	250,000	255,670
4% 12/1/34	225,000	229,097
4% 12/1/40	950,000	956,004
5% 10/1/29	400,000	505,708
5% 10/1/40	1,000,000	1,195,030
Series Eight-G, 5% 12/1/31	1,000,000	1,154,450
Series Eight-J:
5% 3/1/26	1,015,000	1,200,207
5% 3/1/27	500,000	588,585
Series Eight-L:
5% 4/1/28	920,000	1,072,067
5% 4/1/29	1,005,000	1,167,478
5% 4/1/35	500,000	568,015
Minnesota Hsg. Fin. Agcy.:
(Mtg. Backed Securities Pass Through Prog.) Series 2019 C, 3.15% 6/1/49	1,863,769	1,929,989
(Mtg.-Backed Securities Pass-Through Prog.) Series H, 2.47% 1/1/50	3,871,751	3,944,347
Series 2015 A:
5% 8/1/29	1,000,000	1,167,170
5% 8/1/30	1,000,000	1,163,230
5% 8/1/31	1,000,000	1,159,740
5% 8/1/32	1,000,000	1,155,400
5% 8/1/33	1,000,000	1,151,940
Series 2019 B, 4.25% 7/1/49	4,690,000	5,223,065
Series B, 3.5% 7/1/50	10,630,000	11,617,740
Series E, 3.5% 7/1/50	5,000,000	5,489,750
Minnesota Muni. Pwr. Agcy. Elec. Rev.:
Series 2014 A, 5% 10/1/26	830,000	977,898
Series 2014:
5% 10/1/26	630,000	742,260
5% 10/1/27	750,000	880,890
5% 10/1/30	1,000,000	1,170,860
Series 2016:
4% 10/1/41	1,000,000	1,107,600
5% 10/1/32	1,500,000	1,833,045
5% 10/1/33	400,000	488,544
5% 10/1/35	400,000	486,668
5% 10/1/36	1,000,000	1,214,660
5% 10/1/47	2,000,000	2,393,600
Minnesota Pub. Facilities Auth. Rev. Series 2016 A:
5% 3/1/29	5,000,000	6,164,600
5% 3/1/30	5,150,000	6,320,698
Minnesota State Colleges & Univs. Board of Trustees Rev. Series 2011 A, 5% 10/1/30	1,495,000	1,574,609
Minnesota State Gen. Fdg. Rev.:
Series 2012 B:
5% 3/1/27	12,840,000	13,774,100
5% 3/1/28	4,275,000	4,583,057
Series 2014 A:
5% 6/1/27	5,000,000	5,554,550
5% 6/1/38	5,000,000	5,458,050
Moorhead Edl. Facilities Rev. (The Concordia College Corp. Proj.) Series 2016, 5% 12/1/25	2,500,000	2,728,900
Moorhead ISD No. 152 Series 2020 A, 4% 2/1/31	2,015,000	2,428,760
Mounds View Independent School District #621 Series 2018 A, 5% 2/1/29	6,840,000	8,614,980
North Branch Independent School District #138 Series 2017 A, 4% 2/1/29	2,015,000	2,389,730
North St Paul Maplewood Minn I (MN SD Cr. Enhancement Prog.) Series 2019 B, 4% 2/1/32	3,120,000	3,703,034
Northern Muni. Pwr. Agcy. Elec. Sys. Rev.:
Series 2013 A:
5% 1/1/23	850,000	945,855
5% 1/1/24	650,000	720,896
5% 1/1/25	975,000	1,079,033
5% 1/1/31	1,740,000	1,909,720
Series 2016:
5% 1/1/28	500,000	605,940
5% 1/1/29	620,000	747,317
5% 1/1/30	520,000	623,100
5% 1/1/31	350,000	417,137
Series 2017:
5% 1/1/29	460,000	568,601
5% 1/1/31	400,000	488,428
5% 1/1/33	475,000	573,449
5% 1/1/35	520,000	623,964
Robbinsdale Independent School District 281 (MN SD Cr. Enhancement Prog.) Series 2019 B:
5% 2/1/29	1,010,000	1,298,608
5% 2/1/30	955,000	1,221,913
Rochester Elec. Util. Rev.:
Series 2013 B:
5% 12/1/26	570,000	654,024
5% 12/1/27	275,000	315,136
5% 12/1/28	275,000	314,834
5% 12/1/43	1,000,000	1,125,700
Series 2017 A:
5% 12/1/42	1,100,000	1,317,261
5% 12/1/47	1,000,000	1,190,160
Rochester Health Care Facilities Rev.:
(Olmsted Med. Ctr. Proj.) Series 2013:
5% 7/1/21	790,000	820,875
5% 7/1/22	350,000	377,594
5% 7/1/24	300,000	333,675
5% 7/1/27	345,000	380,476
5% 7/1/28	225,000	247,804
5% 7/1/33	1,225,000	1,333,768
Bonds (Mayo Foundation Proj.) Series C, 4.5%, tender 11/15/21 (b)	1,100,000	1,149,456
Series 2012, 4% 11/15/41	1,205,000	1,246,211
Series 2016 B:
5% 11/15/31	3,225,000	4,411,607
5% 11/15/35	4,000,000	5,756,200
4% 11/15/48	400,000	447,944
Roseville Independent School District #623:
(Minnesota Gen. Oblig.) Series 2018 A, 5% 2/1/31	5,000,000	6,190,800
(MN School District Cr. Enhancement Prog.) Series 2018 A:
5% 2/1/26	2,400,000	2,939,280
5% 2/1/29	5,180,000	6,471,685
Saint Cloud Health Care Rev.:
Series 2014 B, 5% 5/1/22	1,950,000	2,088,158
Series 2016 A:
5% 5/1/29	1,000,000	1,177,410
5% 5/1/30	1,000,000	1,172,660
5% 5/1/31	1,000,000	1,167,740
5% 5/1/46	5,000,000	5,642,250
Series 2019, 5% 5/1/48	6,000,000	7,059,720
5.125% 5/1/30	310,000	310,893
Saint Paul Hsg. & Redev. Auth. Hosp. Rev. (HealthEast Care Sys. Proj.) Series 2015 A:
5% 11/15/27 (Pre-Refunded to 11/15/25 @ 100)	2,515,000	3,112,338
5% 11/15/30 (Pre-Refunded to 11/15/25 @ 100)	1,585,000	1,961,453
Saint Paul Sales Tax Rev. Series 2014 G:
5% 11/1/26	1,000,000	1,183,130
5% 11/1/28	1,000,000	1,177,980
Shakopee Health Care Facilities Rev. Series 2014:
5% 9/1/23	1,895,000	2,126,834
5% 9/1/24	1,000,000	1,156,380
5% 9/1/25	1,345,000	1,543,455
5% 9/1/26	1,575,000	1,799,249
5% 9/1/28	1,000,000	1,133,020
5% 9/1/34	1,065,000	1,174,365
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.:
(Cap. Appreciation) Series 1994 A, 0% 1/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,165,000	2,977,157
Series 2015 A:
5% 1/1/28	1,000,000	1,214,870
5% 1/1/34	1,695,000	2,027,084
5% 1/1/36	1,000,000	1,191,240
5% 1/1/41	1,000,000	1,180,780
Series 2019 A, 5% 1/1/34	1,230,000	1,602,764
St. Paul Hsg. & Redev. Auth. Health Care Facilities Rev.:
(Fairview Hsp & Hltcare Srv Sys. Proj.) 5% 11/15/47	7,350,000	8,421,557
Series 2015 A:
5% 7/1/29	5,000,000	5,802,000
5% 7/1/30	5,000,000	5,780,900
Series 2017 A:
5% 11/15/30	650,000	777,810
5% 11/15/31	845,000	1,005,558
5% 11/15/33	3,410,000	4,017,969
5% 11/15/34	665,000	780,364
Univ. of Minnesota Gen. Oblig.:
Series 2016:
5% 4/1/37	2,125,000	2,588,271
5% 4/1/41	6,000,000	7,252,260
Series 2017 A:
5% 9/1/33	5,025,000	6,268,336
5% 9/1/37	3,880,000	4,781,673
Series 2017 B, 5% 12/1/32	2,000,000	2,519,960
Series 2019 A, 5% 4/1/44	5,000,000	6,305,450
Univ. of Minnesota Spl. Purp. Rev.:
(Biomedical Science Research Facilities Fdg. Prog.) Series 2013 C, 5% 8/1/38	5,275,000	5,945,927
(State Supported Biomedical Science Research Facilities Fdg. Prog.) Series 2011 B, 5% 8/1/25	2,095,000	2,198,535
Virginia Independent School District #706 Series 2019 A, 5% 2/1/31	5,000,000	6,405,200
Wayzata Sr Hsg. Rev. Series 2019:
5% 8/1/49	500,000	515,835
5% 8/1/54	1,000,000	1,027,370
West Saint Paul Independent School District #197 (Minnesota School District Cr. Enhancement Prog.) Series 2018 A, 4% 2/1/41	2,400,000	2,715,816
Western Minnesota Muni. Pwr. Agcy. Pwr. Supply Rev.:
Series 2012 A:
5% 1/1/26	5,000,000	5,558,550
5% 1/1/27	2,150,000	2,387,339
5% 1/1/30	1,000,000	1,105,910
Series 2014 A:
5% 1/1/31 (Pre-Refunded to 1/1/24 @ 100)	1,750,000	2,029,283
5% 1/1/35 (Pre-Refunded to 1/1/24 @ 100)	1,595,000	1,849,546
5% 1/1/40 (Pre-Refunded to 1/1/24 @ 100)	1,500,000	1,739,385
Series 2015 A, 5% 1/1/31	1,820,000	2,207,806
Series 2018 A, 5% 1/1/49	2,000,000	2,458,580
White Bear Lake Independent School District #624 Gen. Oblig. (MN SD Cr. Enhancement Prog.) Series 2020 A, 4% 2/1/29	3,980,000	4,867,102
White Bear Lake Minn Rev. (YMCA of Greater Twin Cities Proj.) Series 2018:
5% 6/1/28	1,000,000	1,204,460
5% 6/1/30	500,000	588,540
5% 6/1/31	700,000	814,044
5% 6/1/33	1,000,000	1,149,060
Wright County Ctfs. of Prtn. Series 2019 A:
5% 12/1/30	1,000,000	1,335,350
5% 12/1/31	1,000,000	1,326,080

TOTAL MINNESOTA		592,410,027

TOTAL MUNICIPAL BONDS
(Cost $562,060,066)		595,260,538

Municipal Notes - 0.7%
Minnesota - 0.7%
Minneapolis Health Care Sys. Rev. (Fairview Health Svcs.) Series 2018 C, 0.11% 7/1/20, LOC Wells Fargo Bank NA, VRDN (b)
(Cost $4,100,000)	4,100,000	4,100,000
TOTAL INVESTMENT IN SECURITIES - 97.6%
(Cost $566,160,066)		599,360,538
NET OTHER ASSETS (LIABILITIES) - 2.4%		14,712,409
NET ASSETS - 100%		$614,072,947

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$599,360,538	$--	$599,360,538	$--
Total Investments in Securities:	$599,360,538	$--	$599,360,538	$--

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

General Obligations	39.3%
Health Care	21.9%
Education	10.2%
Electric Utilities	9.3%
Transportation	7.2%
Others* (Individually Less Than 5%)	12.1%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $566,160,066)		$599,360,538
Cash		7,682,715
Receivable for fund shares sold		270,427
Interest receivable		7,560,447
Other receivables		1,618
Total assets		614,875,745
Liabilities
Payable for fund shares redeemed	$194,870
Distributions payable	345,966
Accrued management fee	178,235
Transfer agent fee payable	47,454
Other affiliated payables	12,211
Other payables and accrued expenses	24,062
Total liabilities		802,798
Net Assets		$614,072,947
Net Assets consist of:
Paid in capital		$579,784,789
Total accumulated earnings (loss)		34,288,158
Net Assets		$614,072,947
Net Asset Value, offering price and redemption price per share ($614,072,947 ÷ 51,117,223 shares)		$12.01

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2020 (Unaudited)
Investment Income
Interest		$8,092,951
Expenses
Management fee	$1,055,591
Transfer agent fees	283,940
Accounting fees and expenses	72,617
Custodian fees and expenses	2,346
Independent trustees' fees and expenses	1,002
Registration fees	43,057
Audit	28,045
Legal	5,377
Miscellaneous	2,056
Total expenses before reductions	1,494,031
Expense reductions	(2,185)
Total expenses after reductions		1,491,846
Net investment income (loss)		6,601,105
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		1,000,010
Total net realized gain (loss)		1,000,010
Change in net unrealized appreciation (depreciation) on investment securities		3,420,336
Net gain (loss)		4,420,346
Net increase (decrease) in net assets resulting from operations		$11,021,451

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2020 (Unaudited)	Year ended December 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,601,105	$13,285,654
Net realized gain (loss)	1,000,010	564,917
Change in net unrealized appreciation (depreciation)	3,420,336	23,941,897
Net increase (decrease) in net assets resulting from operations	11,021,451	37,792,468
Distributions to shareholders	(6,651,869)	(14,462,636)
Share transactions
Proceeds from sales of shares	67,834,418	107,773,738
Reinvestment of distributions	4,441,555	9,509,169
Cost of shares redeemed	(56,326,881)	(69,954,686)
Net increase (decrease) in net assets resulting from share transactions	15,949,092	47,328,221
Total increase (decrease) in net assets	20,318,674	70,658,053
Net Assets
Beginning of period	593,754,273	523,096,220
End of period	$614,072,947	$593,754,273
Other Information
Shares
Sold	5,697,267	9,147,166
Issued in reinvestment of distributions	371,749	807,295
Redeemed	(4,801,129)	(5,958,344)
Net increase (decrease)	1,267,887	3,996,117

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Minnesota Municipal Income Fund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$11.91	$11.41	$11.64	$11.42	$11.75	$11.77
Income from Investment Operations
Net investment income (loss)A	.131	.280	.282	.285	.300	.317
Net realized and unrealized gain (loss)	.101	.525	(.211)	.229	(.286)	.030
Total from investment operations	.232	.805	.071	.514	.014	.347
Distributions from net investment income	(.131)	(.280)	(.282)	(.285)	(.300)	(.317)
Distributions from net realized gain	(.001)	(.025)	(.019)	(.009)	(.044)	(.050)
Total distributions	(.132)	(.305)	(.301)	(.294)	(.344)	(.367)
Redemption fees added to paid in capitalA	–	–	–	–	–B	–B
Net asset value, end of period	$12.01	$11.91	$11.41	$11.64	$11.42	$11.75
Total ReturnC,D	1.96%	7.12%	.65%	4.55%	.08%	3.00%
Ratios to Average Net AssetsE
Expenses before reductions	.50%F	.49%	.50%	.49%	.50%	.50%
Expenses net of fee waivers, if any	.50%F	.49%	.50%	.49%	.50%	.49%
Expenses net of all reductions	.50%F	.49%	.49%	.49%	.50%	.49%
Net investment income (loss)	2.21%F	2.38%	2.48%	2.46%	2.54%	2.71%
Supplemental Data
Net assets, end of period (000 omitted)	$614,073	$593,754	$523,096	$549,919	$521,553	$505,992
Portfolio turnover rate	17%F	9%	14%	11%	13%	13%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2020

1. Organization.

Fidelity Minnesota Municipal Income Fund (the Fund) is a non-diversified fund of Fidelity Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may be affected by economic and political developments in the state of Minnesota.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

Fidelity Investments Institutional Operations Company, Inc. converted from a Massachusetts corporation to a Massachusetts LLC, and changed its name to "Fidelity Investments Institutional Operations Company LLC".

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2020 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$34,261,482
Gross unrealized depreciation	(1,061,010)
Net unrealized appreciation (depreciation)	$33,200,472
Tax cost	$566,160,066

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Minnesota Municipal Income Fund	60,949,205	49,415,654

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .35% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to an annualized rate of .10% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Minnesota Municipal Income Fund	.02

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

5. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Amount
Fidelity Minnesota Municipal Income Fund	$732

During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $1,594.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $591.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

8. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2020 to June 30, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period-B January 1, 2020 to June 30, 2020
Actual	.50%	$1,000.00	$1,019.60	$2.51
Hypothetical-C		$1,000.00	$1,022.38	$2.51

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

MNF-SANN-0820
1.705580.122

Fidelity® Ohio Municipal Income Fund

Fidelity® Ohio Municipal Money Market Fund

Semi-Annual Report

June 30, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Fidelity® Ohio Municipal Income Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Ohio Municipal Money Market Fund
Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Fidelity® Ohio Municipal Income Fund

Investment Summary (Unaudited)

Top Five Sectors as of June 30, 2020

% of fund's net assets
Health Care	31.6
Education	22.5
General Obligations	17.3
Special Tax	5.6
Electric Utilities	5.3

Quality Diversification (% of fund's net assets)

As of June 30, 2020
AAA	3.2%
AA,A	81.1%
BBB	9.3%
BB and Below	2.8%
Not Rated	1.4%
Short-Term Investments and Net Other Assets	2.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity® Ohio Municipal Income Fund

Schedule of Investments June 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.8%
	Principal Amount	Value
Guam - 0.4%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C:
6.25% 10/1/34 (a)	$900,000	$926,775
6.375% 10/1/43 (a)	735,000	754,742
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/23 (FSA Insured)	1,000,000	1,080,860

TOTAL GUAM		2,762,377

Ohio - 97.4%
Akron Bath Copley Hosp. District Rev.:
(Children's Hosp. Med. Ctr. Proj.) Series 2012:
5% 11/15/22	1,000,000	1,074,500
5% 11/15/23	3,245,000	3,483,183
(Summa Health Sys.) Series 2016, 5% 11/15/25	1,000,000	1,182,710
Series 2016:
5% 11/15/22	2,020,000	2,203,820
5% 11/15/23	1,000,000	1,126,690
5% 11/15/26	535,000	646,189
5.25% 11/15/32	1,000,000	1,184,540
5.25% 11/15/34	1,500,000	1,766,025
5.25% 11/15/41	10,545,000	11,993,883
5.25% 11/15/46	2,650,000	2,994,050
Allen County Hosp. Facilities Rev.:
(Mercy Health) Series 2017 A:
4% 8/1/36	5,000,000	5,620,550
5% 8/1/42	4,175,000	4,979,439
Series 2020 A:
4% 12/1/40	7,000,000	7,970,410
5% 12/1/35	750,000	946,350
American Muni. Pwr., Inc. Rev.:
(Greenup Hydroelectric Proj.) Series 2016 A, 5% 2/15/41	3,005,000	3,505,813
(Prairie State Energy Campus Proj.) Series 2015:
5% 2/15/28	3,995,000	4,569,881
5% 2/15/42	3,000,000	3,342,000
Bonds:
(Combined Hydroelectric Proj.) Series 2018, 2.25%, tender 8/15/21 (b)	7,000,000	7,051,240
Series 2019 A, 2.3%, tender 2/15/22 (b)	6,000,000	6,014,580
Beavercreek City School District Series 2015, 5% 12/1/29	1,500,000	1,784,385
Bowling Green Univ. Gen. Receipts Series 2016 A, 5% 6/1/42	1,000,000	1,131,300
Buckeye Tobacco Settlement Fing. Auth. Series 2020 A2:
4% 6/1/37	2,000,000	2,299,840
4% 6/1/38	1,000,000	1,146,100
4% 6/1/39	1,000,000	1,142,300
5% 6/1/35	2,000,000	2,557,800
5% 6/1/36	2,000,000	2,545,920
Butler County Hosp. Facilities Rev.:
(Kettering Health Network Obligated Group Proj.) Series 2011, 6.375% 4/1/36	5,030,000	5,196,996
Series 2016 X, 5% 5/15/32	3,950,000	5,334,436
Chillicothe Hosp. Facilities Rev. (Adena Health Sys. Oblig. Group Proj.) Series 2017, 5% 12/1/47	8,535,000	9,742,788
Cincinnati City School District Ctfs. of Prtn. (Cincinnati City School District School Impt. Proj.) Series 2014, 5% 12/15/26	4,000,000	4,737,120
Cincinnati Gen. Oblig. Series 2015, 5.25% 12/1/29 (Pre-Refunded to 6/1/25 @ 100)	4,285,000	5,281,134
Cleveland Arpt. Sys. Rev.:
Series 2018 A:
5% 1/1/22 (a)	2,550,000	2,692,979
5% 1/1/43 (FSA Insured) (a)	1,750,000	2,028,898
5% 1/1/48 (FSA Insured) (a)	3,000,000	3,454,020
Series 2019 B:
5% 1/1/22 (a)	900,000	950,463
5% 1/1/23 (a)	1,200,000	1,309,272
5% 1/1/24 (a)	1,200,000	1,348,452
5% 1/1/25 (a)	1,125,000	1,296,934
5% 1/1/26 (a)	400,000	470,696
5% 1/1/27 (a)	350,000	419,111
Cleveland Gen. Oblig.:
Series 2012:
5% 12/1/25	25,000	27,805
5% 12/1/25 (Pre-Refunded to 12/1/22 @ 100)	2,325,000	2,587,632
Series 2015:
5% 12/1/26	1,500,000	1,835,310
5% 12/1/27	2,000,000	2,432,860
5% 12/1/29	1,250,000	1,516,850
Series C, 5.25% 11/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,885,000	2,188,240
Cleveland Heights & Univ. Heights County School District Series 2014, 4.5% 12/1/47	3,000,000	3,212,340
Cleveland Income Tax Rev. Series 2018 A:
5% 10/1/29	600,000	757,362
5% 10/1/30	420,000	527,306
5% 10/1/31	650,000	811,434
5% 10/1/33	600,000	740,892
5% 10/1/36	700,000	855,645
5% 10/1/39	2,040,000	2,474,459
5% 10/1/43	5,000,000	6,012,750
Cleveland Muni. School District:
Series 2013, 5% 12/1/24	1,255,000	1,391,619
Series 2015 A:
5% 12/1/24	3,725,000	4,215,061
5% 12/1/27	1,750,000	1,975,873
Cleveland Ohio Wtr. Poll. Ctl. Rev. Series 2016:
5% 11/15/34	1,190,000	1,429,238
5% 11/15/35	1,245,000	1,491,697
5% 11/15/36	450,000	537,876
5% 11/15/45	2,000,000	2,356,360
Cleveland Pub. Library Facilities Series 2019 A:
4% 12/1/33	425,000	513,723
4% 12/1/34	370,000	445,591
4% 12/1/35	620,000	743,213
4% 12/1/36	1,400,000	1,671,376
4% 12/1/37	1,115,000	1,326,683
4% 12/1/38	650,000	771,030
Cleveland Pub. Pwr. Sys. Rev.:
Series 2018:
5% 11/15/23 (FSA Insured)	360,000	414,385
5% 11/15/24 (FSA Insured)	475,000	565,834
5% 11/15/25 (FSA Insured)	200,000	245,592
5% 11/15/26 (FSA Insured)	265,000	334,369
5% 11/15/27 (FSA Insured)	220,000	284,759
5% 11/15/28 (FSA Insured)	150,000	195,662
5% 11/15/29 (FSA Insured)	210,000	273,160
5% 11/15/30 (FSA Insured)	530,000	683,318
5% 11/15/32 (FSA Insured)	365,000	464,598
5% 11/15/34 (FSA Insured)	785,000	988,496
5% 11/15/36 (FSA Insured)	1,000,000	1,250,020
5% 11/15/38 (FSA Insured)	830,000	1,031,947
Series 2020 A:
4% 11/15/35 (FSA Insured)	1,000,000	1,169,760
4% 11/15/36 (FSA Insured)	1,000,000	1,160,350
4% 11/15/37 (FSA Insured)	1,000,000	1,151,910
Cleveland State Univ. Gen. Receipts Series 2012:
5% 6/1/24	1,920,000	2,034,394
5% 6/1/25	2,500,000	2,647,125
5% 6/1/26	3,075,000	3,254,150
Cleveland Wtr. Rev.:
Series 2015 Y:
4% 1/1/28	650,000	720,317
4% 1/1/29	1,040,000	1,150,354
Series 2020:
5% 1/1/29	1,100,000	1,456,466
5% 1/1/30	2,000,000	2,705,000
5% 1/1/31	2,250,000	3,023,573
5% 1/1/32	1,000,000	1,334,260
Cleveland-Cuyahoga County Port Auth. Dev. Lease Rev. (Administrative Headquarters Proj.) Series 2013, 5% 7/1/37	3,000,000	4,179,600
Columbus City School District Series 2016 A, 5% 12/1/31	5,000,000	6,126,800
Columbus Gen. Oblig. Series 2014 A, 4% 2/15/28	5,000,000	5,575,400
Columbus Metropolitan Library Facility Series 2012 1, 5% 12/1/23 (Pre-Refunded to 12/1/20 @ 100)	530,000	540,521
Cuyahoga County Econ. Dev. Rev. (The Cleveland Orchestra Proj.) Series 2019:
5% 1/1/29	325,000	393,481
5% 1/1/30	250,000	303,808
5% 1/1/31	325,000	392,564
5% 1/1/32	500,000	599,915
5% 1/1/33	400,000	476,728
5% 1/1/34	300,000	355,971
5% 1/1/35	500,000	591,185
5% 1/1/36	440,000	518,030
5% 1/1/37	400,000	469,200
5% 1/1/39	1,400,000	1,632,568
5% 1/1/40	1,620,000	1,884,254
Cuyahoga County Gen. Oblig. Series 2012 A, 4% 12/1/27	1,575,000	1,596,436
Cuyahoga County Hosp. Rev. Series 2017:
5% 2/15/26	1,750,000	2,004,433
5% 2/15/27	1,700,000	1,969,008
5% 2/15/28	2,385,000	2,745,087
5% 2/15/30	3,000,000	3,426,480
5% 2/15/31	1,500,000	1,705,290
5% 2/15/32	1,450,000	1,639,805
Dayton Gen. Oblig. Series 2012:
4% 12/1/22	750,000	761,370
4% 12/1/25	1,540,000	1,563,223
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 5.25% 6/15/43	5,000,000	5,238,000
Fairview Park Gen. Oblig. Series 2012:
4% 12/1/23	1,395,000	1,513,101
4% 12/1/24	1,490,000	1,612,821
Franklin County Convention Facilities Auth. (Greater Columbus Convention Ctr. Hotel Expansion Proj.) Series 2019:
5% 12/1/44	2,500,000	2,341,175
5% 12/1/51	5,000,000	4,672,900
Franklin County Convention Facilities Auth. Tax & Lease Rev. Series 2014:
5% 12/1/25	1,250,000	1,463,850
5% 12/1/26	3,045,000	3,550,561
5% 12/1/32	5,920,000	6,777,453
Franklin County Hosp. Facilities Rev.:
(Ohiohealth Corp. Proj.) Series 2015, 5% 5/15/40	3,600,000	4,095,540
Bonds (U.S. Health Corp. of Columbus Proj.) Series 2011 B, 5%, tender 5/15/23 (b)	2,635,000	2,954,019
Series 2016 C:
4% 11/1/40	3,000,000	3,374,040
5% 11/1/33	2,610,000	3,176,527
5% 11/1/34	2,155,000	2,615,890
Franklin County Ohio Sales Tax R Series 2018, 5% 6/1/48	5,920,000	7,347,845
Franklin County Rev. (Trinity Health Proj.) Series 2017, 5% 12/1/47	720,000	855,727
Greater Cleveland Reg'l. Transit Auth. Series 2012, 5% 12/1/23	660,000	702,029
Hamilton City School District Series 2015:
3.5% 12/1/31	1,500,000	1,634,550
5% 12/1/26	1,500,000	1,782,930
5% 12/1/28	1,550,000	1,836,425
Hamilton County Convention Facilities Auth. Rev. Series 2014:
5% 12/1/26	1,000,000	1,089,570
5% 12/1/27	3,825,000	4,161,026
Hamilton County HealthCare Facilities Rev. (The Christ Hosp. Proj.) Series 2012:
5.25% 6/1/24	3,000,000	3,227,970
5.25% 6/1/27	3,000,000	3,213,000
Hamilton County Healthcare Rev. (Life Enriching Cmntys. Proj.) Series 2016:
5% 1/1/31	1,350,000	1,420,794
5% 1/1/36	3,450,000	3,573,959
Hamilton County Hosp. Facilities Rev. Series 2014, 5% 2/1/44	775,000	844,580
Hamilton County Student Hsg. Rev. (Stratford Heights Proj.) Series 2010, 5% 6/1/30 (FSA Insured)	2,500,000	2,508,950
Kent State Univ. Revs.:
Series 2012 A:
5% 5/1/24 (Pre-Refunded to 5/1/22 @ 100)	1,385,000	1,504,276
5% 5/1/25 (Pre-Refunded to 5/1/22 @ 100)	1,500,000	1,629,180
5% 5/1/26 (Pre-Refunded to 5/1/22 @ 100)	2,220,000	2,411,186
Series 2016, 5% 5/1/30	1,125,000	1,341,180
Series 2020 A:
5% 5/1/45	1,250,000	1,536,163
5% 5/1/50	1,700,000	2,076,737
Lake County Hosp. Facilities Rev. Series 2015:
5% 8/15/27	770,000	898,767
5% 8/15/45	11,000,000	12,313,276
Lakewood City School District Series 2014 C, 5% 12/1/25	1,300,000	1,553,981
Lancaster City School District Series 2012:
5% 10/1/49 (Pre-Refunded to 10/1/22 @ 100)	140,000	154,392
5% 10/1/49 (Pre-Refunded to 10/1/22 @ 100)	2,860,000	3,160,815
Lancaster Port Auth. Gas Rev.:
Bonds Series 2019, 5%, tender 2/1/25 (b)	6,235,000	7,275,684
Series 2019:
5% 8/1/20	650,000	652,248
5% 2/1/21	285,000	292,002
5% 2/1/22	200,000	213,076
5% 2/1/23	100,000	110,254
5% 8/1/24	655,000	755,654
Miami County Hosp. Facilities Rev. (Kettering Health Network Obligated Group Proj.) Series 2019, 5% 8/1/45	5,500,000	6,487,140
Miami Univ. Series 2012, 4% 9/1/28	2,195,000	2,334,207
Miamisburg City School District Series 2016:
5% 12/1/28	500,000	609,400
5% 12/1/29	300,000	364,929
Middleburg Heights Hosp. Rev.:
Series 2011, 5.25% 8/1/41	3,000,000	3,099,240
Series 2012 A, 5% 8/1/47	5,725,000	6,034,608
Milford Exempt Village School District Series 2015:
3.5% 12/1/31	500,000	543,055
5% 12/1/28	1,400,000	1,694,420
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013:
5% 2/15/44	4,005,000	4,100,399
5% 2/15/48	3,495,000	3,562,558
North Olmsted City School District Series 2015 A:
5% 12/1/26 (Pre-Refunded to 12/1/23 @ 100)	665,000	770,582
5% 12/1/27 (Pre-Refunded to 12/1/23 @ 100)	220,000	254,929
5% 12/1/28 (Pre-Refunded to 12/1/23 @ 100)	365,000	422,951
5% 12/1/29 (Pre-Refunded to 12/1/23 @ 100)	500,000	579,385
5% 12/1/30 (Pre-Refunded to 12/1/23 @ 100)	750,000	869,078
Ohio Cap. Facilities Lease (Ohio Gen. Oblig. Proj.) Series 2017 A:
5% 10/1/32	1,625,000	2,023,613
5% 10/1/33	1,500,000	1,865,520
5% 10/1/35	1,450,000	1,786,444
5% 10/1/36	1,250,000	1,534,938
5% 10/1/37	1,430,000	1,751,335
Ohio Gen. Oblig. Series 2016 A, 5% 2/1/31	4,255,000	5,133,743
Ohio Higher Edl. Facility Commission Rev.:
(Case Western Reserve Univ. Proj.):
Series 1990 B, 6.5% 10/1/20	455,000	461,130
Series 2016, 5% 12/1/40	2,000,000	2,302,420
Series 2019 B:
5% 12/1/37	835,000	1,022,574
5% 12/1/38	1,100,000	1,343,122
5% 12/1/39	775,000	943,718
(Denison Univ. 2015 Proj.) Series 2015:
5% 11/1/28	1,465,000	1,726,283
5% 11/1/29	1,325,000	1,567,396
5% 11/1/30	2,285,000	2,693,444
(Denison Univ., Proj.) Series 2017 B, 5% 11/1/26	1,505,000	1,877,984
(Kenyon College 2010 Proj.) Series 2010, 5.25% 7/1/44	875,000	875,000
(Kenyon College 2015 Proj.) Series 2015, 5% 7/1/41	5,100,000	5,601,738
(Kenyon College 2016 Proj.) Series 2016, 5% 7/1/42	4,000,000	4,461,360
(Kenyon College 2020 Proj.) Series 2020:
5% 7/1/38	2,500,000	2,985,925
5% 7/1/39	2,640,000	3,143,897
(Kenyon College, Oh. Proj.) Series 2017:
4% 7/1/36	400,000	427,452
4% 7/1/37	450,000	479,615
5% 7/1/28	400,000	478,928
5% 7/1/29	735,000	873,908
5% 7/1/30	300,000	354,957
5% 7/1/31	400,000	469,540
5% 7/1/33	650,000	752,518
5% 7/1/35	1,550,000	1,784,205
5% 7/1/42	1,400,000	1,584,842
(The College of Wooster 2018 Proj.) Series 2018:
5% 9/1/33	1,445,000	1,755,097
5% 9/1/45	4,255,000	5,008,178
(Univ. of Dayton 2018 Proj.) Series A, 5% 12/1/48	1,000,000	1,137,300
(Univ. of Dayton Proj.):
Series 2013:
5% 12/1/23	540,000	583,583
5% 12/1/24	585,000	631,080
5% 12/1/25	1,000,000	1,076,090
5% 12/1/26	1,195,000	1,283,657
5% 12/1/27	2,300,000	2,466,865
Series 2018 B:
4% 12/1/33	1,155,000	1,262,011
5% 12/1/21	1,000,000	1,049,350
5% 12/1/23	1,000,000	1,113,270
5% 12/1/25	1,065,000	1,242,099
5% 12/1/27	1,000,000	1,212,660
5% 12/1/29	1,310,000	1,583,816
5% 12/1/31	1,130,000	1,346,226
5% 12/1/35	1,000,000	1,167,080
5% 12/1/36	1,000,000	1,163,120
(Xavier Univ. Proj.) Series 2015 C:
5% 5/1/26	1,000,000	1,135,090
5% 5/1/28	1,000,000	1,128,130
5% 5/1/29	855,000	961,926
5% 5/1/31	1,005,000	1,122,866
Bonds (Case Western Reserve Univ. Proj.) Series 2019 C, 1.625%, tender 12/1/26 (b)	5,000,000	4,980,900
Series 2019, 4% 10/1/49	3,270,000	3,469,895
Ohio Hosp. Facilities Rev.:
Series 2017 A, 5% 1/1/32	2,000,000	2,496,960
Series 2019 B, 4% 1/1/40	3,000,000	3,417,720
Ohio Hosp. Rev.:
Series 2013 A:
5% 1/15/27	5,000,000	5,453,100
5% 1/15/28	720,000	784,058
Series 2016 A, 5% 1/15/41	5,000,000	5,691,350
Series 2020 A, 4% 1/15/50	1,000,000	1,092,420
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev.:
(Mtg. Backed Securities Prog.) Series 2019 B, 4.5% 3/1/50	6,195,000	6,970,552
(Mtg. Backed Securities Programs) Series 2017 B, 4.5% 3/1/47 (a)	655,000	711,572
Ohio Spl. Oblig.:
(Ohio Gen. Oblig. Proj.) Series 2017 A:
5% 4/1/29	2,535,000	3,171,133
5% 4/1/30	2,250,000	2,801,813
5% 4/1/31	2,000,000	2,478,580
5% 4/1/32	1,115,000	1,374,159
5% 4/1/33	1,850,000	2,268,489
5% 4/1/34	1,000,000	1,226,340
5% 4/1/35	2,395,000	2,919,337
Series 2020 A:
5% 2/1/27	1,325,000	1,657,284
5% 2/1/28	1,865,000	2,383,601
5% 2/1/29	2,875,000	3,745,234
5% 2/1/30	1,045,000	1,393,246
Ohio State Univ. Gen. Receipts:
(Multiyear Debt Issuance Prog.) Series 2020 A:
5% 12/1/26	6,770,000	8,596,275
5% 12/1/27	6,845,000	8,904,797
Series 2013 A:
5% 6/1/28	2,000,000	2,243,680
5% 6/1/38	3,500,000	3,856,370
Series 2020 A, 5% 12/1/28	7,010,000	9,357,299
Ohio Tpk. Commission Tpk. Rev.:
(Infastructure Proj.) Series 2005 A, 0% 2/15/43	10,000,000	5,453,700
(Infrastructure Projs.) Series A3, 0% 2/15/37	400,000	157,884
Ohio Univ. Gen. Receipts Athens Series 2013, 5% 12/1/24 (Pre-Refunded to 12/1/22 @ 100)	5,075,000	5,641,725
Ohio Wtr. Dev. Auth. Rev. (Fresh Wtr. Impt. Proj.) Series 2009 B, 5% 12/1/24	1,025,000	1,213,159
Olentangy Local School District Series 2016, 5% 12/1/32	1,275,000	1,550,196
Reynoldsburg City School District Series 2015, 4% 12/1/30	2,375,000	2,696,433
Ross County Hosp. Facilities Rev. (Adena Health Sys. Obligated Group Proj.) Series 2019, 5% 12/1/49	2,000,000	2,329,040
Scioto County Hosp. Facilities Rev. Series 2016:
5% 2/15/24	1,000,000	1,114,380
5% 2/15/28	5,030,000	5,802,206
5% 2/15/30	3,860,000	4,422,942
5% 2/15/32	2,550,000	2,896,826
5% 2/15/33	2,460,000	2,782,383
5% 2/15/34	4,450,000	5,019,823
South-Western City School District Franklin & Pickway County:
(Intercept) Series 2012, 5% 12/1/36 (Pre-Refunded to 6/1/22 @ 100)	400,000	436,012
Series 2012, 5% 12/1/36 (Pre-Refunded to 6/1/22 @ 100)	1,600,000	1,742,432
Toledo Gen. Oblig. Series 2012 A, 5% 12/1/20	1,635,000	1,665,582
Univ. of Akron Gen. Receipts Series 2016 A:
5% 1/1/23	460,000	504,868
5% 1/1/25	1,025,000	1,192,331
5% 1/1/33	5,000,000	5,820,500
Univ. of Cincinnati Gen. Receipts:
Series 2010 F, 5% 6/1/32	50,000	50,891
Series 2012 C, 4% 6/1/28	2,000,000	2,142,560
Series 2016 A:
5% 6/1/32	745,000	895,460
5% 6/1/33	800,000	957,384
5% 6/1/34	585,000	698,601
Series 2016 C, 5% 6/1/41	2,585,000	3,037,659
Series F, 5% 6/1/32 (Pre-Refunded to 12/1/20 @ 100)	5,000	5,096
Univ. of Toledo Gen. Receipts Series 2018 A:
5% 6/1/26	600,000	716,964
5% 6/1/27	350,000	426,993
Village of Bluffton Hosp. Facilities Blanchard Valley Reg Health Ctr. Series 2017:
4% 12/1/32	1,500,000	1,684,965
5% 12/1/25	1,500,000	1,778,385
5% 12/1/26	1,890,000	2,284,991
5% 12/1/27	1,340,000	1,645,761
5% 12/1/28	1,400,000	1,712,326
5% 12/1/29	825,000	1,004,429
5% 12/1/30	1,700,000	2,061,692
5% 12/1/31	750,000	901,598
Willoughby-Eastlake City School District Series 2016, 5% 12/1/46 (Pre-Refunded to 12/1/25 @ 100)	4,000,000	4,945,760
Wood County Hosp. Facilities Rev.:
(Hosp. Proj.) Series 2012, 5% 12/1/27	3,500,000	3,641,855
(Wood County Hosp. Assoc. Proj.) Series 2012:
5% 12/1/32	2,000,000	2,054,380
5% 12/1/42	125,000	126,288
Wright State Univ. Gen. Receipts Series 2011 A:
5% 5/1/21	1,080,000	1,109,789
5% 5/1/23	2,665,000	2,737,222

TOTAL OHIO		654,805,640

TOTAL MUNICIPAL BONDS
(Cost $625,572,965)		657,568,017

Municipal Notes - 0.2%
Ohio - 0.2%
Mahoning County Sales Tax BAN Series 2019, 3% 9/16/20
(Cost $1,003,361)	1,000,000	1,005,574
TOTAL INVESTMENT IN SECURITIES - 98.0%
(Cost $626,576,326)		658,573,591
NET OTHER ASSETS (LIABILITIES) - 2.0%		13,717,970
NET ASSETS - 100%		$672,291,561

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$658,573,591	$--	$658,573,591	$--
Total Investments in Securities:	$658,573,591	$--	$658,573,591	$--

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

Health Care	31.6%
Education	22.5%
General Obligations	17.3%
Special Tax	5.6%
Electric Utilities	5.3%
Others* (Individually Less Than 5%)	17.7%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Fidelity® Ohio Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

		June 30, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $626,576,326)		$658,573,591
Cash		8,335,114
Receivable for fund shares sold		148,747
Interest receivable		6,135,252
Other receivables		1,920
Total assets		673,194,624
Liabilities
Payable for fund shares redeemed	$160,085
Distributions payable	460,468
Accrued management fee	195,975
Transfer agent fee payable	49,210
Other affiliated payables	12,999
Other payables and accrued expenses	24,326
Total liabilities		903,063
Net Assets		$672,291,561
Net Assets consist of:
Paid in capital		$638,179,042
Total accumulated earnings (loss)		34,112,519
Net Assets		$672,291,561
Net Asset Value, offering price and redemption price per share ($672,291,561 ÷ 54,492,308 shares)		$12.34

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2020 (Unaudited)
Investment Income
Interest		$9,747,532
Expenses
Management fee	$1,180,518
Transfer agent fees	297,134
Accounting fees and expenses	78,164
Custodian fees and expenses	2,599
Independent trustees' fees and expenses	1,129
Registration fees	21,018
Audit	28,045
Legal	2,569
Miscellaneous	2,406
Total expenses before reductions	1,613,582
Expense reductions	(2,575)
Total expenses after reductions		1,611,007
Net investment income (loss)		8,136,525
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		2,065,814
Total net realized gain (loss)		2,065,814
Change in net unrealized appreciation (depreciation) on investment securities		(5,228,710)
Net gain (loss)		(3,162,896)
Net increase (decrease) in net assets resulting from operations		$4,973,629

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2020 (Unaudited)	Year ended December 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,136,525	$16,902,319
Net realized gain (loss)	2,065,814	1,405,194
Change in net unrealized appreciation (depreciation)	(5,228,710)	25,524,376
Net increase (decrease) in net assets resulting from operations	4,973,629	43,831,889
Distributions to shareholders	(8,246,302)	(18,245,239)
Share transactions
Proceeds from sales of shares	58,913,141	84,825,522
Reinvestment of distributions	5,256,731	11,736,868
Cost of shares redeemed	(61,554,060)	(65,506,210)
Net increase (decrease) in net assets resulting from share transactions	2,615,812	31,056,180
Total increase (decrease) in net assets	(656,861)	56,642,830
Net Assets
Beginning of period	672,948,422	616,305,592
End of period	$672,291,561	$672,948,422
Other Information
Shares
Sold	4,786,913	6,933,651
Issued in reinvestment of distributions	426,155	956,068
Redeemed	(5,079,566)	(5,351,617)
Net increase (decrease)	133,502	2,538,102

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Ohio Municipal Income Fund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$12.38	$11.89	$12.20	$11.91	$12.29	$12.26
Income from Investment Operations
Net investment income (loss)A	.149	.319	.321	.330	.339	.363
Net realized and unrealized gain (loss)	(.038)	.515	(.279)	.377	(.308)	.147
Total from investment operations	.111	.834	.042	.707	.031	.510
Distributions from net investment income	(.149)	(.319)	(.321)	(.330)	(.339)	(.363)
Distributions from net realized gain	(.002)	(.025)	(.031)	(.087)	(.072)	(.117)
Total distributions	(.151)	(.344)	(.352)	(.417)	(.411)	(.480)
Redemption fees added to paid in capitalA	–	–	–	–	–B	–B
Net asset value, end of period	$12.34	$12.38	$11.89	$12.20	$11.91	$12.29
Total ReturnC,D	.90%	7.08%	.39%	6.03%	.19%	4.24%
Ratios to Average Net AssetsE
Expenses before reductions	.48%F	.48%	.48%	.48%	.48%	.48%
Expenses net of fee waivers, if any	.48%F	.48%	.48%	.48%	.48%	.48%
Expenses net of all reductions	.48%F	.48%	.48%	.48%	.48%	.48%
Net investment income (loss)	2.44%F	2.60%	2.70%	2.73%	2.72%	2.97%
Supplemental Data
Net assets, end of period (000 omitted)	$672,292	$672,948	$616,306	$677,359	$657,105	$636,261
Portfolio turnover rate	31%F	10%	11%	24%	17%	17%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity® Ohio Municipal Money Market Fund

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification as of June 30, 2020

Days	% of fund's investments 6/30/20
1 - 7	77.8
8 - 30	0.3
31 - 60	6.6
61 - 90	2.7
91 - 180	9.1
> 180	3.5

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of June 30, 2020
Variable Rate Demand Notes (VRDNs)	28.5%
Tender Option Bond	49.0%
Other Municipal Security	15.3%
Investment Companies	8.3%
Net Other Assets (Liabilities)*	(1.1)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Current 7-Day Yields

6/30/20
Fidelity® Ohio Municipal Money Market Fund	0.01%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending June 30, 2020, the most recent period shown in the table, would have been (0.19)%.

Fidelity® Ohio Municipal Money Market Fund

Schedule of Investments June 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 28.5%
	Principal Amount	Value
Alabama - 0.6%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.36% 7/7/20, VRDN (a)(b)	$1,260,000	$1,260,000
Arkansas - 0.5%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.) Series 2002, 0.34% 7/7/20, VRDN (a)(b)	1,100,000	1,100,000
Kansas - 0.5%
Burlington Envir. Impt. Rev. (Kansas City Pwr. and Lt. Co. Proj.):
Series 2007 A, 0.34% 7/7/20, VRDN (b)	300,000	300,000
Series 2007 B, 0.34% 7/7/20, VRDN (b)	100,000	100,000
St. Mary's Kansas Poll. Cont. Rev. (Kansas Gas and Elec. Co. Proj.) Series 1994, 0.32% 7/7/20, VRDN (b)	700,000	700,000
Wamego Kansas Poll. Cont. Rfdg. Rev. (Western Resources, Inc. Proj.) Series 1994, 0.32% 7/7/20, VRDN (b)	100,000	100,000
		1,200,000
Kentucky - 0.1%
Trimble County Poll. Cont. Rev. (Louisville Gas and Elec. Co. Proj.) Series 2016 A, 0.2% 7/7/20, VRDN (a)(b)	300,000	300,000
Nebraska - 0.3%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.36% 7/7/20, VRDN (a)(b)	700,000	700,000
Ohio - 25.4%
Cuyahoga County Health Care Facilities Rev. (The A.M. McGregor Home Proj.) Series 2014, 0.21% 7/7/20, LOC Northern Trust Co., VRDN (b)	12,810,000	12,810,000
Hamilton County Student Hsg. Rev. (Block 3 Proj.) Series 2004, 0.19% 7/7/20, LOC RBS Citizens NA, VRDN (b)	2,835,000	2,835,000
Lake County Indl. Dev. Rev. (Norshar Co. Proj.) Series 1996, 0.22% 7/7/20, LOC JPMorgan Chase Bank, VRDN (a)(b)	695,000	695,000
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev.:
Series 2016 F, 0.17% 7/7/20 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(b)	2,955,000	2,955,000
Series 2016 G, 0.17% 7/7/20 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(b)	19,820,000	19,820,000
Series 2016 I, 0.17% 7/7/20 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(b)	3,930,000	3,930,000
Ohio Wtr. Dev. Auth. (Waste Mgmt., Inc. Proj.) Series B, 0.14% 7/1/20, LOC Bank of America NA, VRDN (a)(b)	5,450,000	5,450,000
FHLMC Ohio Hsg. Fin. Agcy. Multi-family Hsg. Rev. (Wingate at Belle Meadows Proj.) Series 2004 E, 0.16% 7/7/20, LOC Fed. Home Ln. Bank, Cincinnati, VRDN (a)(b)	8,330,000	8,330,000
		56,825,000
Pennsylvania - 0.1%
Delaware County Indl. Dev. Auth. Arpt. Facilities Rev. (United Parcel Svc. Proj.) Series 2015, 0.29% 7/1/20, VRDN (b)	300,000	300,000
Rhode Island - 0.2%
FHLMC Rhode Island Hsg. & Mtg. Fin. Corp. Series 2006, 0.21% 7/7/20, LOC Freddie Mac, VRDN (a)(b)	400,000	400,000
Texas - 0.1%
Texas Gen. Oblig. Series 2001 A2, 0.25% 7/7/20 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)(b)	200,000	200,000
West Virginia - 0.7%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. (Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 0.27% 7/7/20, VRDN (a)(b)	1,600,000	1,600,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $63,885,000)		63,885,000

Tender Option Bond - 49.0%
Colorado - 0.1%
Denver City & County Arpt. Rev. Bonds Series G-114, 0.38%, tender 12/1/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)(e)	100,000	100,000
Connecticut - 0.0%
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series Floaters G 110, 0.31%, tender 10/1/20 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)(e)	100,000	100,000
Florida - 0.4%
Broward County Port Facilities Rev. Bonds Series G 115, 0.38%, tender 9/1/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)(e)	100,000	100,000
Jacksonville Elec. Auth. Elec. Sys. Rev. Participating VRDN Series 2019, 0.43% 8/11/20 (Liquidity Facility Wells Fargo Bank NA) (b)(c)(e)	700,000	700,000
		800,000
New Jersey - 0.1%
Clipper Tax-Exempt Trust Bonds Series Clipper 06 12, 0.3%, tender 9/24/20 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(c)(d)(e)	300,000	300,000
Ohio - 48.2%
Allen County Hosp. Facilities Rev. Participating VRDN:
Series Floaters E 134, 0.16% 7/7/20 (Liquidity Facility Royal Bank of Canada) (b)(c)(e)	2,220,000	2,220,000
Series Floaters XF 25 16, 0.22% 7/7/20 (Liquidity Facility Citibank NA) (Liquidity Facility Toronto-Dominion Bank) (b)(c)(e)	4,340,000	4,340,000
Cincinnati Wtr. Sys. Rev. Participating VRDN Series MS 3280, 0.16% 7/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(e)	3,750,000	3,750,000
Cleveland Wtr. Rev. Participating VRDN Series Floaters E 119, 0.16% 7/7/20 (Liquidity Facility Royal Bank of Canada) (b)(c)(e)	5,900,000	5,900,000
Cuyahoga County Ctfs. of Prtn. Participating VRDN Series Floaters XG 02 06, 0.25% 7/7/20 (Liquidity Facility Bank of America NA) (b)(c)(e)	3,900,000	3,900,000
Eclipse Fdg. Trust Various States Bonds Series 0005, 0.21%, tender 7/2/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(c)(e)	7,485,000	7,485,000
Erie County Hosp. Facilities Rev. Participating VRDN Series BAML 5019, 0.18% 7/7/20 (Liquidity Facility Bank of America NA) (b)(c)(e)	7,400,000	7,400,000
Franklin County Hosp. Facilities Rev. Participating VRDN:
Series 15 XF0244, 0.18% 7/7/20 (Liquidity Facility Toronto-Dominion Bank) (b)(c)(e)	2,670,000	2,670,000
Series 16 XL0004, 0.17% 7/7/20 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	4,480,000	4,480,000
Hamilton County HealthCare Facilities Rev. Participating VRDN Series XF 10 50, 0.26% 7/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(c)(e)	2,300,000	2,300,000
Hamilton County Hosp. Facilities Rev. Participating VRDN Series XF 28 89, 0.17% 7/7/20 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	2,300,000	2,300,000
Miami County Hosp. Facilities Rev. Participating VRDN Series Floaters XG 02 25, 0.17% 7/7/20 (Liquidity Facility Royal Bank of Canada) (b)(c)(e)	6,000,000	6,000,000
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 0.28% 8/11/20 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	7,900,000	7,900,000
Montgomery County Hosp. Rev. Participating VRDN:
Series Floaters E 131, 0.16% 7/7/20 (Liquidity Facility Royal Bank of Canada) (b)(c)(e)(f)	2,000,000	2,000,000
Series Floaters E 132, 0.16% 7/7/20 (Liquidity Facility Royal Bank of Canada) (b)(c)(e)	2,000,000	2,000,000
Series XX 11 33, 0.17% 7/7/20 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	2,300,000	2,300,000
Northeast Ohio Reg'l. Swr. District Wastewtr. Rev. Participating VRDN:
Series Floaters XF 07 18, 0.17% 7/7/20 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(e)	3,750,000	3,750,000
Series Floaters ZF 06 70, 0.16% 7/7/20 (Liquidity Facility Bank of America NA) (b)(c)(e)	3,500,000	3,500,000
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series XG 00 69, 0.23% 7/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(c)(e)	2,500,000	2,500,000
Ohio Hosp. Rev. Participating VRDN Series 002, 0.28% 8/11/20 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	3,300,000	3,300,000
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. Participating VRDN Series Floaters XF 27 83, 0.16% 7/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(e)	2,705,000	2,705,000
Ohio Univ. Gen. Receipts Athens Bonds Series Floaters G 27, 0.33%, tender 12/1/20 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)(e)	3,775,000	3,775,000
OhioHealth Corp. Participating VRDN Series Floaters XM 04 51, 0.17% 7/7/20 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	5,300,000	5,300,000
The Cleveland Clinic Foundation Participating VRDN Series Floaters XF 05 73, 0.18% 7/7/20 (Liquidity Facility Toronto-Dominion Bank) (b)(c)(e)	3,990,000	3,990,000
Univ. of Cincinnati Gen. Receipts Participating VRDN:
Series Floaters XF 24 38, 0.17% 7/7/20 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(e)	4,000,000	4,000,000
Series Floaters ZM 06 46, 0.16% 7/7/20 (Liquidity Facility Wells Fargo Bank NA) (b)(c)(e)	4,200,000	4,200,000
Upper Arlington City School District Participating VRDN Series Floaters XF 25 92, 0.21% 7/7/20 (Liquidity Facility Citibank NA) (b)(c)(e)	4,000,000	4,000,000
		107,965,000
Pennsylvania - 0.0%
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series 2016 E75, 0.3%, tender 9/1/20 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)(e)	100,000	100,000
Texas - 0.2%
Alamo Cmnty. College District Rev. Bonds Series G-111, 0.33%, tender 11/2/20 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)(e)	100,000	100,000
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Participating VRDN Series 021, 0.28% 8/11/20 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	300,000	300,000
		400,000
TOTAL TENDER OPTION BOND
(Cost $109,765,000)		109,765,000

Other Municipal Security - 15.3%
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds Series 2001 A, 0.33% tender 7/9/20, CP mode	200,000	200,000
Massachusetts - 0.2%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds Series 1992:
0.35% tender 7/2/20, CP mode	200,000	200,000
0.35% tender 7/7/20, CP mode	200,000	200,000
		400,000
New Hampshire - 0.3%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds:
Series 1990 B, 0.45% tender 7/9/20, CP mode	300,000	300,000
Series A1, 0.5% tender 7/9/20, CP mode (a)	300,000	300,000
		600,000
Ohio - 14.7%
American Muni. Pwr. BAN:
(Village of Carey Proj.) Series 2019, 2.25% 12/3/20 (Ohio Gen. Oblig. Guaranteed)	760,000	762,417
(Village of Genoa Proj.) Series 2019, 2.25% 12/10/20 (Ohio Gen. Oblig. Guaranteed)	620,000	622,199
(Village of Jackson Ctr. Proj.) Series 2019, 2.25% 8/13/20 (Ohio Gen. Oblig. Guaranteed)	500,000	500,453
Series 2020, 1.5% 6/24/21 (Ohio Gen. Oblig. Guaranteed)	1,500,000	1,515,579
Avon Gen. Oblig. BAN:
Series 2019, 2% 9/3/20	2,510,000	2,512,323
Series 2020, 1.5% 6/10/21 (Ohio Gen. Oblig. Guaranteed)	515,000	520,315
Belmont County BAN Series 2019, 2% 8/27/20	1,000,000	1,001,029
Butler County Hosp. Facilities Rev. Bonds:
(UC Health Proj.) Series 2010:
5.5% 11/1/20 (Pre-Refunded to 11/1/20 @ 100)	100,000	101,503
5.5% 11/1/20 (Pre-Refunded to 11/1/20 @ 100)	1,390,000	1,409,895
Series 2010, 5.25% 11/1/20 (Pre-Refunded to 11/1/20 @ 100)	145,000	147,019
Crestview Loc School District BAN Series 2019, 3.5% 10/1/20 (Ohio Gen. Oblig. Guaranteed)	1,000,000	1,005,079
Fairborn Gen. Oblig. BAN:
Series 2019 B, 2% 9/3/20	1,330,000	1,331,490
Series 2020 B, 2% 3/18/21	2,300,000	2,318,515
Lake County Gen. Oblig. BAN Series 2019, 2% 10/15/20	1,825,000	1,828,124
Little Miami Local School District BAN Series 2019, 2% 11/17/20	2,000,000	2,004,567
Mahoning County BAN Series 2019, 3% 9/16/20	1,000,000	1,003,550
Marysville Gen. Oblig. BAN:
Series 2019 C, 2.25% 8/20/20	1,215,000	1,216,474
Series 2020, 2% 3/25/21	1,000,000	1,007,973
Moraine BAN Series 2020, 1% 6/17/21 (Ohio Gen. Oblig. Guaranteed)	1,000,000	1,006,316
Newark Gen. Oblig. BAN:
Series 2019, 2.25% 10/1/20	2,000,000	2,003,710
Series 2020, 2.25% 3/24/21	565,000	569,269
North Olmsted Gen. Oblig. BAN Series 2020, 2% 3/10/21	1,020,000	1,026,268
Oakwood Village BAN Series 2019, 2.25% 9/17/20 (Ohio Gen. Oblig. Guaranteed)	1,000,000	1,002,081
Perrysburg Gen. Oblig. BAN Series 2019, 2.5% 10/22/20	1,650,000	1,655,522
Southwest Local School District BAN Series 2019, 2% 11/12/20 (Ohio Gen. Oblig. Guaranteed)	1,000,000	1,002,529
Sycamore Cmnty. School District Bonds Series 2020, 3% 12/1/20	1,465,000	1,477,113
Village of Obetz BAN Series 2019 B, 2% 11/20/20	1,000,000	1,002,369
Walton Hills BD Anticipation BAN Series 2019, 2% 11/19/20 (Ohio Gen. Oblig. Guaranteed)	1,495,000	1,498,404
		33,052,085
TOTAL OTHER MUNICIPAL SECURITY
(Cost $34,252,085)		34,252,085
	Shares	Value

Investment Company - 8.3%
Fidelity Municipal Cash Central Fund .18% (g)(h)	18,557,144
(Cost $18,559,000)		18,559,000
TOTAL INVESTMENT IN SECURITIES - 101.1%
(Cost $226,461,085)		226,461,085
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(2,520,225)
NET ASSETS - 100%		$223,940,860

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,575,000 or 2.0% of net assets.

 (e) Coupon rates are determined by re-marketing agents based on current market conditions.

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,000,000 or 0.9% of net assets.

 (g) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
Alamo Cmnty. College District Rev. Bonds Series G-111, 0.33%, tender 11/2/20 (Liquidity Facility Royal Bank of Canada)	6/6/19	$100,000
Broward County Port Facilities Rev. Bonds Series G 115, 0.38%, tender 9/1/20 (Liquidity Facility Royal Bank of Canada)	9/26/19	$100,000
Clipper Tax-Exempt Trust Bonds Series Clipper 06 12, 0.3%, tender 7/2/20 (Liquidity Facility State Street Bank & Trust Co., Boston)	5/20/20	$300,000
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series Floaters G 110, 0.31%, tender 10/1/20 (Liquidity Facility Royal Bank of Canada)	5/16/19	$100,000
Denver City & County Arpt. Rev. Bonds Series G-114, 0.38%, tender 12/1/20 (Liquidity Facility Royal Bank of Canada)	6/1/20	$100,000
Ohio Univ. Gen. Receipts Athens Bonds Series Floaters G 27, 0.33%, tender 12/1/20 (Liquidity Facility Royal Bank of Canada)	6/1/20	$3,775,000
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series 2016 E75, 0.3%, tender 9/1/20 (Liquidity Facility Royal Bank of Canada)	6/3/20	$100,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$38,889
Total	$38,889

Amounts in the income column in the above table exclude any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Ohio Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

		June 30, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $207,902,085)	$207,902,085
Fidelity Central Funds (cost $18,559,000)	18,559,000
Total Investment in Securities (cost $226,461,085)		$226,461,085
Cash		109,610
Receivable for fund shares sold		34,217
Interest receivable		647,063
Distributions receivable from Fidelity Central Funds		2,213
Other receivables		7
Total assets		227,254,195
Liabilities
Payable for investments purchased	$2,000,000
Payable for fund shares redeemed	1,234,733
Distributions payable	73
Accrued management fee	58,644
Other affiliated payables	2,933
Other payables and accrued expenses	16,952
Total liabilities		3,313,335
Net Assets		$223,940,860
Net Assets consist of:
Paid in capital		$223,990,478
Total accumulated earnings (loss)		(49,618)
Net Assets		$223,940,860
Net Asset Value, offering price and redemption price per share ($223,940,860 ÷ 223,666,144 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2020 (Unaudited)
Investment Income
Interest		$1,260,409
Income from Fidelity Central Funds		38,889
Total income		1,299,298
Expenses
Management fee	$406,186
Transfer agent fees	159,451
Accounting fees and expenses	18,034
Custodian fees and expenses	1,177
Independent trustees' fees and expenses	394
Registration fees	18,215
Audit	17,970
Legal	878
Miscellaneous	545
Total expenses before reductions	622,850
Expense reductions	(52,153)
Total expenses after reductions		570,697
Net investment income (loss)		728,601
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(33,550)
Fidelity Central Funds	147
Total net realized gain (loss)		(33,403)
Net increase in net assets resulting from operations		$695,198

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2020 (Unaudited)	Year ended December 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$728,601	$2,844,509
Net realized gain (loss)	(33,403)	20,673
Net increase in net assets resulting from operations	695,198	2,865,182
Distributions to shareholders	(728,839)	(3,071,695)
Share transactions
Proceeds from sales of shares	30,703,539	34,861,373
Reinvestment of distributions	697,527	2,958,373
Cost of shares redeemed	(47,366,895)	(96,409,025)
Net increase (decrease) in net assets and shares resulting from share transactions	(15,965,829)	(58,589,279)
Total increase (decrease) in net assets	(15,999,470)	(58,795,792)
Net Assets
Beginning of period	239,940,330	298,736,122
End of period	$223,940,860	$239,940,330
Other Information
Shares
Sold	30,703,539	34,861,373
Issued in reinvestment of distributions	697,527	2,958,373
Redeemed	(47,366,895)	(96,409,025)
Net increase (decrease)	(15,965,829)	(58,589,279)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Ohio Municipal Money Market Fund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.003	.011	.010	.004	.001	–A
Net realized and unrealized gain (loss)	–A	.001	–A	–A	–A	–A
Total from investment operations	.003	.012	.010	.004	.001	–A
Distributions from net investment income	(.003)	(.011)	(.010)	(.004)	(.001)	–A
Distributions from net realized gain	–	(.001)	–	–A	–A	–A
Total distributions	(.003)	(.012)	(.010)	(.004)	(.001)	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.32%	1.16%	.98%	.42%	.09%	.01%
Ratios to Average Net AssetsD,E
Expenses before reductions	.54%F	.53%	.53%	.53%	.52%	.52%
Expenses net of fee waivers, if any	.50%F	.53%	.53%	.52%	.37%	.07%
Expenses net of all reductions	.50%F	.53%	.53%	.52%	.36%	.07%
Net investment income (loss)	.63%F	1.08%	.96%	.40%	.07%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$223,941	$239,940	$298,736	$419,110	$585,637	$1,250,546

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2020

1. Organization.

Fidelity Ohio Municipal Income Fund (the Income Fund) is a fund of Fidelity Municipal Trust. Fidelity Ohio Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Municipal Trust II. Each Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the Trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. Each Fund is authorized to issue an unlimited number of shares. Shares of the Money Market Fund are only available for purchase by retail shareholders. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. Each Fund may be affected by economic and political developments in the state of Ohio.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

Fidelity Investments Institutional Operations Company, Inc. converted from a Massachusetts corporation to a Massachusetts LLC, and changed its name to "Fidelity Investments Institutional Operations Company LLC".

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Income Fund's investments to the Fair Value Committee (the Committee) established by the Income Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Income Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Income Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Income Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For the Money Market Fund, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2020 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE, normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, market discount, capital loss carryforwards and losses deferred due to futures transactions.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Ohio Municipal Income Fund	$626,575,749	$34,468,558	$(2,470,716)	$31,997,842
Fidelity Ohio Municipal Money Market Fund	226,461,085	–	–	–

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	No expiration
	Short-term	Long-term	Total capital loss carryforward
Fidelity Ohio Municipal Money Market Fund	(15,976)	(–)	(15,976)

Restricted Securities (including Private Placements). The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Ohio Municipal Income Fund	101,354,827	105,999,538

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity Ohio Municipal Income Fund	.25%	.10%	.35%
Fidelity Ohio Municipal Money Market Fund	.25%	.10%	.35%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Funds. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Fidelity Ohio Municipal Income Fund	.09%
Fidelity Ohio Municipal Money Market Fund	.14%

During the period, the investment adviser or its affiliates waived a portion of these fees.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Ohio Municipal Income Fund	.02
Fidelity Ohio Municipal Money Market Fund	.02

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. For the Income Fund, interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Amount
Fidelity Ohio Municipal Income Fund	$829

During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

The investment adviser or its affiliates voluntarily agreed to waive certain fees for the Money Market Fund in order to avoid a negative yield. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver was $51,900.

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
Fidelity Ohio Municipal Income Fund	$1,905
Fidelity Ohio Municipal Money Market Fund	11

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses as follows:

Amount
Fidelity Ohio Municipal Income Fund	$670
Fidelity Ohio Municipal Money Market Fund	242

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

9. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2020 to June 30, 2020).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period-B January 1, 2020 to June 30, 2020
Fidelity Ohio Municipal Income Fund	.48%
Actual		$1,000.00	$1,009.00	$2.40
Hypothetical-C		$1,000.00	$1,022.48	$2.41
Fidelity Ohio Municipal Money Market Fund	.50%
Actual		$1,000.00	$1,003.20	$2.49**
Hypothetical-C		$1,000.00	$1,022.38	$2.51**

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period).

 C 5% return per year before expenses

** If certain fees were not voluntarily waived by the investment adviser or its affiliates during the period, the annualized expense ratio would have been .54% and the expenses paid in the actual and hypothetical examples above would have been $2.69 and $2.72, respectively.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Ohio Municipal Income Fund (the Income Fund) has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Income Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Income Fund’s Board of Trustees (the Board) has designated the Income Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

OFF-SANN-0820
1.705575.122

Fidelity® Pennsylvania Municipal Income Fund

Fidelity® Pennsylvania Municipal Money Market Fund

Semi-Annual Report

June 30, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Fidelity® Pennsylvania Municipal Income Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Pennsylvania Municipal Money Market Fund
Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Fidelity® Pennsylvania Municipal Income Fund

Investment Summary (Unaudited)

Top Five Sectors as of June 30, 2020

% of fund's net assets
Health Care	30.1
Education	18.8
General Obligations	17.5
Transportation	12.9
Water & Sewer	8.3

Quality Diversification (% of fund's net assets)

As of June 30, 2020
AA,A	79.9%
BBB	9.4%
BB and Below	4.5%
Not Rated	1.3%
Short-Term Investments and Net Other Assets	4.9%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity® Pennsylvania Municipal Income Fund

Schedule of Investments June 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 95.1%
	Principal Amount	Value
Guam - 0.1%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C, 6.25% 10/1/34 (a)	700,000	720,825
Pennsylvania - 93.6%
Adams County Indl. Dev. Auth. Rev. (Gettysburg College Proj.) Series 2010, 5% 8/15/24	1,000,000	1,005,360
Allegheny County Series C:
5% 12/1/28	$1,000,000	$1,182,880
5% 12/1/30	1,365,000	1,608,120
Allegheny County Arpt. Auth. Rev. Series 2006 B, 5% 1/1/22 (Escrowed to Maturity) (a)	1,650,000	1,757,795
Allegheny County Higher Ed. Bldg. Auth. Univ. Rev.:
Series 2017, 5% 10/15/47	1,660,000	1,696,470
Series 2018:
5% 3/1/33	1,570,000	1,842,222
5% 3/1/34	2,250,000	2,631,263
Series 2020 A, 5% 2/1/30	2,270,000	3,087,472
Allegheny County Hosp. Dev. Auth. Rev. Series 2019 A:
4% 7/15/37	1,600,000	1,798,032
4% 7/15/38	1,400,000	1,568,518
4% 7/15/39	1,250,000	1,396,575
Allegheny County Sanitation Auth. Swr. Rev. Series 2018, 5% 6/1/43	4,750,000	5,766,358
Berks County Muni. Auth. Rev. Bonds (Tower Health Proj.):
Series 2020 B1, 5%, tender 2/1/25 (b)	2,000,000	2,225,380
Series 2020 B2, 5%, tender 2/1/27 (b)	2,000,000	2,291,480
Series 2020 B3, 5%, tender 2/1/30 (b)	2,000,000	2,366,040
Butler County Hosp. Auth. Hosp. Rev. (Butler Health Sys. Proj.) Series 2015 A:
5% 7/1/26	500,000	565,940
5% 7/1/27	490,000	553,107
5% 7/1/28	540,000	607,975
5% 7/1/29	710,000	797,032
5% 7/1/30	685,000	766,878
5% 7/1/35	1,885,000	2,070,465
5% 7/1/39	6,675,000	7,242,442
Cap. Region Wtr. Wtr. Rev. Series 2018:
5% 7/15/28	1,300,000	1,662,440
5% 7/15/30	1,500,000	1,911,975
5% 7/15/31	1,250,000	1,584,350
Central Bradford Prog. Auth. Rev. Series 2011, 5.375% 12/1/41 (Pre-Refunded to 12/1/21 @ 100)	2,000,000	2,139,840
Centre County Pennsylvania Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.):
Series 2016 A:
4% 11/15/32	350,000	387,618
4% 11/15/34	250,000	275,390
4% 11/15/35	200,000	219,692
5% 11/15/28	840,000	990,058
5% 11/15/29	1,625,000	1,908,725
5% 11/15/30	685,000	802,238
5% 11/15/46	6,605,000	7,441,986
Series 2016 B:
4% 11/15/40	600,000	651,012
4% 11/15/47	3,605,000	3,851,366
Series 2018 A:
5% 11/15/26	1,140,000	1,388,509
5% 11/15/27	225,000	280,494
5% 11/15/28	200,000	248,310
5% 11/15/29	200,000	247,186
Commonwealth Fing. Auth. Rev.:
Series 2019 B:
5% 6/1/28	1,000,000	1,290,110
5% 6/1/29	1,000,000	1,318,550
5% 6/1/30	1,000,000	1,343,350
5% 6/1/31	1,150,000	1,559,400
Series 2020 A:
5% 6/1/31	3,500,000	4,636,100
5% 6/1/32	3,500,000	4,569,530
Cumberland County Muni. Auth. Rev. (Dickinson College Proj.):
Series 2012, 5% 11/1/37	1,520,000	1,644,777
Series 2016:
5% 5/1/30	1,000,000	1,207,030
5% 5/1/31	500,000	600,975
5% 5/1/32	750,000	897,015
5% 5/1/33	2,210,000	2,631,668
5% 5/1/34	1,000,000	1,188,080
Dallas Area Muni. Auth. Univ. Rev. (Misericordia Univ. Proj.) Series 2019:
5% 5/1/39	1,100,000	1,205,094
5% 5/1/48	4,000,000	4,311,360
Dauphin County Gen. Auth. (Pinnacle Health Sys. Proj.) Series 2016 A:
5% 6/1/34	1,275,000	1,474,193
5% 6/1/35	1,000,000	1,152,810
5% 6/1/36	500,000	574,710
Delaware County Auth. Rev. Series 2017, 5% 7/1/25	1,000,000	1,075,130
Delaware County Auth. Univ. Rev. Series 2012:
5% 8/1/21	350,000	364,812
5% 8/1/22	300,000	323,763
Doylestown Hosp. Auth. Hosp. Rev.:
Series 2013 A:
5% 7/1/23	1,090,000	1,196,558
5% 7/1/27	2,500,000	2,712,575
Series 2016 A, 5% 7/1/46	3,500,000	3,787,245
Series 2019, 4% 7/1/45	1,350,000	1,414,598
Dubois Hosp. Auth. Hosp. Rev. (Penn Highlands Healthcare Proj.) Series 2018, 5% 7/15/25	200,000	234,806
Erie County Hosp. Auth. Rev. (Saint Vincent Health Ctr. Proj.) Series 2010 A, 7% 7/1/27 (Pre-Refunded to 7/1/20 @ 100)	2,750,000	2,750,000
Fox Chapel Area School District Series 2013:
5% 8/1/31	3,080,000	3,423,420
5% 8/1/34	1,000,000	1,109,860
Franklin County Indl. Dev. Auth. (The Chambersburg Hosp. Proj.) Series 2010:
5.3% 7/1/30 (Pre-Refunded to 7/1/20 @ 100)	1,770,000	1,770,000
5.375% 7/1/42 (Pre-Refunded to 7/1/20 @ 100)	2,130,000	2,130,000
Geisinger Auth. Health Sys. Rev.:
Series 2014 A, 4% 6/1/41	2,000,000	2,134,340
Series 2017 A2, 5% 2/15/39	1,880,000	2,235,113
Indiana County Hosp. Auth. Series 2014 A, 6% 6/1/39	1,625,000	1,730,755
Lackawanna County Indl. Dev. Auth. Rev. (Univ. of Scranton Proj.) Series 2017:
5% 11/1/24	590,000	666,222
5% 11/1/25	665,000	765,920
5% 11/1/27	1,105,000	1,316,188
Lancaster County Hosp. Auth. Health Ctr. Rev. Series 2016:
5% 8/15/31	1,000,000	1,201,410
5% 8/15/33	1,000,000	1,190,290
5% 8/15/34	1,000,000	1,187,750
5% 8/15/36	1,000,000	1,180,540
Lehigh County Gen. Purp. Auth. Rev. (Muhlenberg College Proj.) Series 2017, 5% 2/1/39	4,010,000	4,648,232
Lehigh County Gen. Purp. Hosp. Rev. Series 2019 A:
5% 7/1/36	2,905,000	3,568,647
5% 7/1/44	5,000,000	6,008,600
Lower Paxton Township Series 2014:
5% 4/1/40	3,420,000	3,934,607
5% 4/1/44	1,295,000	1,486,246
Monroe County Hosp. Auth. Rev. Series 2016, 5% 7/1/33	3,675,000	4,309,526
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2014 A:
5% 10/1/20	215,000	216,703
5% 10/1/21	245,000	254,763
5% 10/1/22	275,000	294,520
5% 10/1/23	1,305,000	1,435,474
5% 10/1/24	335,000	377,156
5% 10/1/25	750,000	841,013
5% 10/1/26	1,000,000	1,114,240
5% 10/1/27	1,000,000	1,111,970
Series 2016 A, 5% 10/1/40	4,000,000	4,387,520
Series 2018 A, 5% 9/1/26	1,500,000	1,799,910
Series 2019:
4% 9/1/34	2,500,000	2,782,950
4% 9/1/35	1,400,000	1,551,424
4% 9/1/36	1,200,000	1,324,224
4% 9/1/37	1,000,000	1,099,880
Montgomery County Indl. Dev. Auth.:
Series 2015 A, 5.25% 1/15/36	2,000,000	2,135,840
Series 2017:
5% 12/1/33	2,150,000	2,653,229
5% 12/1/35	1,000,000	1,226,390
5% 12/1/36	2,660,000	3,252,249
5% 12/1/37	1,515,000	1,847,679
Montour School District Series 2015 A:
5% 4/1/41	1,000,000	1,171,840
5% 4/1/42	1,000,000	1,168,550
Northampton County Gen. Purp. Auth. Hosp. Rev. (St. Luke's Univ. Health Network Proj.) Series 2018 A:
4% 8/15/48	4,500,000	4,818,780
5% 8/15/43	2,000,000	2,342,380
5% 8/15/48	2,500,000	2,908,775
Northampton County Gen. Purp. College Rev. (Lafayette College Proj.) Series 2017, 5% 11/1/47	2,170,000	2,546,191
Pennsylvania Ctfs. Prtn. Series 2018 A:
5% 7/1/28	400,000	511,860
5% 7/1/29	300,000	382,251
5% 7/1/30	375,000	475,298
5% 7/1/31	425,000	535,810
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2017 A, 1.7%, tender 8/3/20 (a)(b)	5,220,000	5,221,348
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Drexel Univ. Proj.) Series 2016, 5% 5/1/35	2,000,000	2,247,420
(Thomas Jefferson Univ. Proj.) Series 2012:
5% 3/1/22	275,000	292,067
5% 3/1/23	585,000	631,157
First Series 2012:
5% 4/1/21	500,000	515,837
5% 4/1/22	600,000	643,956
5% 4/1/23 (Pre-Refunded to 4/1/22 @ 100)	800,000	865,176
5% 4/1/24 (Pre-Refunded to 4/1/22 @ 100)	1,100,000	1,189,617
Series 2010 E, 5% 5/15/31	1,825,000	1,829,946
Series 2016, 5% 5/1/33	2,200,000	2,484,746
Series 2018 A, 5% 2/15/48	4,000,000	4,840,640
Series 2019 A:
4% 3/1/37	750,000	815,318
5% 3/1/36	1,000,000	1,173,210
5% 3/1/38	1,000,000	1,165,790
5% 3/1/39	1,000,000	1,162,660
Series 2019:
4% 12/1/44	1,000,000	1,161,250
4% 12/1/48	1,000,000	1,155,910
Series AT-1 5% 6/15/31	5,000,000	5,948,150
Pennsylvania Hsg. Fin. Agcy.:
Series 2019 130A, 4% 10/1/49	1,965,000	2,132,831
Series 2019 131, 3.5% 4/1/49	4,950,000	5,316,944
Series 2020 13 2A, 3.5% 4/1/51	2,000,000	2,165,320
Pennsylvania Pub. School Bldg. Auth. School Rev. (The School District of Harrisburg Proj.) Series 2014 B2:
5% 12/1/24 (Build America Mutual Assurance Insured)	1,250,000	1,461,400
5% 12/1/25 (Build America Mutual Assurance Insured)	1,250,000	1,454,938
5% 12/1/26 (Build America Mutual Assurance Insured)	1,250,000	1,448,500
5% 12/1/27 (Build America Mutual Assurance Insured)	1,010,000	1,167,570
Pennsylvania State Univ.:
Series 2015 A:
5% 9/1/30	1,100,000	1,320,033
5% 9/1/31	1,415,000	1,691,732
Series 2019 A, 5% 9/1/48	6,390,000	8,079,005
Pennsylvania Tpk. Commission Tpk. Rev.:
(Sub Lien Proj.) Series 2017 B-1, 5% 6/1/34	5,000,000	5,851,150
Series 2013 A2:
5% 12/1/28	500,000	597,510
5% 12/1/38	2,500,000	2,955,550
Series 2014 A, 5% 12/1/31	865,000	989,551
Series 2014 A2, 0% 12/1/40 (c)	5,500,000	5,621,770
Series 2017 A1:
5% 12/1/30	3,500,000	4,260,865
5% 12/1/31	2,000,000	2,421,100
5% 12/1/33	1,500,000	1,798,095
Series 2018 A2, 5% 12/1/43	5,000,000	5,987,750
Philadelphia Arpt. Rev.:
Series 2017 A, 5% 7/1/42	350,000	406,546
Series 2017 B:
5% 7/1/25 (a)	5,500,000	6,425,485
5% 7/1/31 (a)	1,000,000	1,183,780
5% 7/1/33 (a)	2,250,000	2,634,773
5% 7/1/37 (a)	5,065,000	5,861,978
5% 7/1/42 (a)	4,000,000	4,579,880
5% 7/1/47 (a)	3,035,000	3,452,495
Philadelphia Auth. for Indl. Dev.:
Series 2017, 5% 11/1/47	5,000,000	5,024,100
Series 2020 A, 4% 11/1/45	3,825,000	4,110,536
Series 2020 C:
4% 11/1/35 (d)	1,750,000	1,931,773
4% 11/1/36 (d)	1,500,000	1,649,100
series 2020 C, 4% 11/1/37 (d)	1,255,000	1,375,229
Series 2020 C, 4% 11/1/38 (d)	1,000,000	1,092,520
Philadelphia Gas Works Rev.:
Series 9, 5.25% 8/1/40	5,300,000	5,320,299
5% 8/1/29	2,000,000	2,318,480
5% 8/1/30	1,500,000	1,732,545
5% 8/1/31	1,100,000	1,265,913
5% 10/1/33	1,500,000	1,749,645
5% 10/1/34	500,000	581,630
Philadelphia Gen. Oblig.:
Series 2017 A, 5% 8/1/30	1,500,000	1,860,345
Series 2019 B:
5% 2/1/38	3,000,000	3,745,260
5% 2/1/39	2,500,000	3,112,175
Philadelphia Hospitals & Higher Ed. Facilities Auth. Hosp. Rev.:
(Children's Hosp. of Philadelphia Proj.) Series 2011 D, 5% 7/1/32	2,500,000	2,594,800
Series 2012 A, 5.625% 7/1/36	4,045,000	4,251,861
Philadelphia Redev. Auth. Rev.:
Series 2012:
5% 4/15/21	1,000,000	1,029,305
5% 4/15/25	2,230,000	2,403,204
Series 2015 A, 5% 4/15/29	3,000,000	3,427,440
Philadelphia School District:
Series 2010 C, 5% 9/1/21	4,000,000	4,029,080
Series 2016 F, 5% 9/1/34	4,000,000	4,763,480
Series 2018 A:
5% 9/1/29	1,250,000	1,578,725
5% 9/1/30	1,000,000	1,255,900
5% 9/1/33	1,000,000	1,234,000
Series 2019 A:
4% 9/1/37	2,100,000	2,414,244
4% 9/1/38	2,300,000	2,636,122
4% 9/1/39	2,000,000	2,285,880
Philadelphia Wtr. & Wastewtr. Rev.:
Series 2010 C, 5% 8/1/40 (Pre-Refunded to 8/1/20 @ 100)	4,000,000	4,015,280
Series 2011 A, 5% 1/1/41	2,715,000	2,759,173
Series 2015 B, 5% 7/1/30	3,500,000	4,159,505
Series 2017 B:
5% 11/1/29	3,000,000	3,768,780
5% 11/1/30	3,700,000	4,624,334
Pittsburgh & Allegheny County Parking Sys. Series 2017:
5% 12/15/31	1,000,000	1,249,010
5% 12/15/32	500,000	620,485
5% 12/15/33	500,000	617,265
Pittsburgh & Allegheny County Sports & Exhibition Auth. Series 2012, 5% 2/1/25 (FSA Insured)	2,250,000	2,394,765
Pittsburgh Gen. Oblig. Series 2014:
5% 9/1/23 (Build America Mutual Assurance Insured)	575,000	655,190
5% 9/1/28 (Build America Mutual Assurance Insured)	1,300,000	1,521,793
5% 9/1/29 (Build America Mutual Assurance Insured)	1,015,000	1,187,266
5% 9/1/31 (Build America Mutual Assurance Insured)	1,165,000	1,360,114
5% 9/1/32 (Build America Mutual Assurance Insured)	1,000,000	1,165,700
Pittsburgh School District Series 2015, 5% 9/1/23 (FSA Insured)	1,085,000	1,244,799
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev.:
Series 2019 A, 5% 9/1/44 (FSA Insured)	3,600,000	4,493,844
Series 2019 B:
4% 9/1/34 (FSA Insured)	2,000,000	2,365,800
4% 9/1/35 (FSA Insured)	400,000	471,008
Reading School District Series 2017:
5% 3/1/35 (FSA Insured)	1,000,000	1,211,770
5% 3/1/36 (FSA Insured)	1,050,000	1,263,014
5% 3/1/37 (FSA Insured)	1,600,000	1,913,728
Saint Mary Hosp. Auth. Health Sys. Rev. (Trinity Health Proj.) Series 2012 B, 5% 11/15/26	1,000,000	1,230,320
Southcentral Pennsylvania Gen. Auth. Rev.:
Series 2015:
4% 12/1/30	1,040,000	1,151,363
5% 12/1/20	30,000	30,498
5% 12/1/22	30,000	32,840
5% 12/1/27	1,480,000	1,744,165
5% 12/1/29	1,000,000	1,171,270
Series 2019 A, 4% 6/1/49	4,650,000	5,250,222
Susquehanna Area Reg'l. Arp Auth. Series 2017:
5% 1/1/35 (a)	1,000,000	1,066,700
5% 1/1/38 (a)	1,125,000	1,188,900
Union County Hosp. Auth. Rev. Series 2018 B, 5% 8/1/48	4,500,000	5,096,970
West Mifflin Area School District Series 2016:
5% 4/1/24 (FSA Insured)	1,250,000	1,438,088
5% 4/1/26 (FSA Insured)	1,000,000	1,215,520
5% 4/1/28 (FSA Insured)	1,390,000	1,706,114
West Shore Area Auth. Hosp. Rev. Series 2011 B, 5.75% 1/1/41 (Pre-Refunded to 1/1/22 @ 100)	1,500,000	1,621,800
Westmoreland County Indl. Dev. Auth. Rev. (Excela Health Proj.) Series 2010 A:
5% 7/1/25	4,465,000	4,478,127
5.25% 7/1/20	1,000,000	1,000,000
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series 2001 A:
0% 8/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	2,498,866
0% 8/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,550,000	6,474,479

TOTAL PENNSYLVANIA		475,692,972

Pennsylvania, New Jersey - 1.4%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev. Series 2012 A:
5% 7/1/22	500,000	546,835
5% 7/1/23	1,000,000	1,091,350
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Series 2018 A:
5% 1/1/37	1,000,000	1,220,220
5% 1/1/38	1,300,000	1,576,003
5% 1/1/39	1,000,000	1,209,040
5% 1/1/40	1,100,000	1,326,655

TOTAL PENNSYLVANIA, NEW JERSEY		6,970,103

TOTAL MUNICIPAL BONDS
(Cost $459,838,267)		483,383,900

Municipal Notes - 2.3%
Pennsylvania - 2.3%
Pennsylvania Higher Edl. Facilities Auth. Rev. Series B, 0.1% 7/1/20, LOC TD Banknorth, NA, VRDN (b)	2,160,000	$2,160,000
Southcentral Pennsylvania Gen. Auth. Rev. Series 2019 E, 0.13% 7/1/20 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (b)	9,600,000	9,599,989
TOTAL MUNICIPAL NOTES
(Cost $11,759,995)		11,759,989
TOTAL INVESTMENT IN SECURITIES - 97.4%
(Cost $471,598,262)		495,143,889
NET OTHER ASSETS (LIABILITIES) - 2.6%		13,250,067
NET ASSETS - 100%		$508,393,956

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$495,143,889	$--	$495,143,889	$--
Total Investments in Securities:	$495,143,889	$--	$495,143,889	$--

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

Health Care	30.1%
Education	18.8%
General Obligations	17.5%
Transportation	12.9%
Water & Sewer	8.3%
Others* (Individually Less Than 5%)	12.4%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Fidelity® Pennsylvania Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

		June 30, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $471,598,262)		$495,143,889
Cash		13,846,591
Receivable for fund shares sold		476,298
Interest receivable		6,085,582
Other receivables		1,586
Total assets		515,553,946
Liabilities
Payable for investments purchased on a delayed delivery basis	$6,287,851
Payable for fund shares redeemed	309,776
Distributions payable	342,495
Accrued management fee	147,943
Other affiliated payables	48,195
Other payables and accrued expenses	23,730
Total liabilities		7,159,990
Net Assets		$508,393,956
Net Assets consist of:
Paid in capital		$484,674,185
Total accumulated earnings (loss)		23,719,771
Net Assets		$508,393,956
Net Asset Value, offering price and redemption price per share ($508,393,956 ÷ 44,816,121 shares)		$11.34

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2020 (Unaudited)
Investment Income
Interest		$7,722,112
Expenses
Management fee	$897,165
Transfer agent fees	227,424
Accounting fees and expenses	65,498
Custodian fees and expenses	2,011
Independent trustees' fees and expenses	861
Registration fees	22,542
Audit	28,045
Legal	7,096
Miscellaneous	1,471
Total expenses before reductions	1,252,113
Expense reductions	(2,101)
Total expenses after reductions		1,250,012
Net investment income (loss)		6,472,100
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		79,624
Total net realized gain (loss)		79,624
Change in net unrealized appreciation (depreciation) on investment securities		(2,289,390)
Net gain (loss)		(2,209,766)
Net increase (decrease) in net assets resulting from operations		$4,262,334

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2020 (Unaudited)	Year ended December 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,472,100	$13,467,643
Net realized gain (loss)	79,624	2,960,409
Change in net unrealized appreciation (depreciation)	(2,289,390)	19,347,996
Net increase (decrease) in net assets resulting from operations	4,262,334	35,776,048
Distributions to shareholders	(6,875,293)	(15,849,985)
Share transactions
Proceeds from sales of shares	47,316,110	90,587,027
Reinvestment of distributions	4,546,021	9,874,916
Cost of shares redeemed	(57,572,294)	(56,189,774)
Net increase (decrease) in net assets resulting from share transactions	(5,710,163)	44,272,169
Total increase (decrease) in net assets	(8,323,122)	64,198,232
Net Assets
Beginning of period	516,717,078	452,518,846
End of period	$508,393,956	$516,717,078
Other Information
Shares
Sold	4,185,373	8,040,782
Issued in reinvestment of distributions	400,162	872,528
Redeemed	(5,136,599)	(4,980,195)
Net increase (decrease)	(551,064)	3,933,115

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Pennsylvania Municipal Income Fund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$11.39	$10.92	$11.18	$10.97	$11.31	$11.34
Income from Investment Operations
Net investment income (loss)A	.144	.310	.314	.328	.336	.358
Net realized and unrealized gain (loss)	(.042)	.523	(.226)	.257	(.291)	.013
Total from investment operations	.102	.833	.088	.585	.045	.371
Distributions from net investment income	(.142)	(.307)	(.314)	(.328)	(.336)	(.358)
Distributions from net realized gain	(.010)	(.056)	(.034)	(.047)	(.049)	(.043)
Total distributions	(.152)	(.363)	(.348)	(.375)	(.385)	(.401)
Redemption fees added to paid in capitalA	–	–	–	–	–B	–B
Net asset value, end of period	$11.34	$11.39	$10.92	$11.18	$10.97	$11.31
Total ReturnC,D	.90%	7.71%	.84%	5.41%	.34%	3.33%
Ratios to Average Net AssetsE
Expenses before reductions	.49%F	.48%	.48%	.48%	.49%	.49%
Expenses net of fee waivers, if any	.49%F	.48%	.48%	.48%	.49%	.49%
Expenses net of all reductions	.49%F	.48%	.48%	.48%	.49%	.49%
Net investment income (loss)	2.55%F	2.74%	2.88%	2.95%	2.95%	3.17%
Supplemental Data
Net assets, end of period (000 omitted)	$508,394	$516,717	$452,519	$480,405	$452,516	$468,086
Portfolio turnover rate	18%F	20%	15%	12%	18%	17%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity® Pennsylvania Municipal Money Market Fund

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification as of June 30, 2020

Days	% of fund's investments 6/30/20
1 - 7	86.4
8 - 30	0.3
31 - 60	3.1
61 - 90	3.1
91 - 180	3.8
> 180	3.3

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of June 30, 2020
Variable Rate Demand Notes (VRDNs)	25.7%
Tender Option Bond	56.2%
Other Municipal Security	10.8%
Investment Companies	5.4%
Net Other Assets (Liabilities)	1.9%

Current 7-Day Yields

6/30/20
Fidelity® Pennsylvania Municipal Money Market Fund	0.01%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending June 30, 2020, the most recent period shown in the table, would have been (0.21)%.

Fidelity® Pennsylvania Municipal Money Market Fund

Schedule of Investments June 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 25.7%
	Principal Amount	Value
Alabama - 0.4%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.36% 7/7/20, VRDN (a)(b)	$800,000	$800,000
Kansas - 0.5%
Burlington Envir. Impt. Rev. (Kansas City Pwr. and Lt. Co. Proj.):
Series 2007 A, 0.34% 7/7/20, VRDN (b)	100,000	100,000
Series 2007 B, 0.34% 7/7/20, VRDN (b)	300,000	300,000
St. Mary's Kansas Poll. Cont. Rev. Series 1994, 0.32% 7/7/20, VRDN (b)	500,000	500,000
Wamego Kansas Poll. Cont. Rfdg. Rev. (Western Resources, Inc. Proj.) Series 1994, 0.32% 7/7/20, VRDN (b)	100,000	100,000
		1,000,000
Louisiana - 0.4%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 A1, 0.31% 7/7/20, VRDN (b)	700,000	700,000
Nebraska - 0.2%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.36% 7/7/20, VRDN (a)(b)	400,000	400,000
Pennsylvania - 22.5%
Allegheny County Indl. Dev. Auth. Rev. (Union Elec. Steel Co. Proj.) Series 1996 A, 0.14% 7/1/20, LOC PNC Bank NA, VRDN(a)(b)	4,120,000	4,120,000
Chester County Health & Ed. Auth. Rev. 0.18% 7/7/20, LOC Manufacturers & Traders Trust Co., VRDN (b)	2,865,000	2,865,000
Delaware County Indl. Dev. Auth. Arpt. Facilities Rev. (United Parcel Svc. Proj.) Series 2015, 0.29% 7/1/20, VRDN (b)	4,055,000	4,055,000
Lancaster Indl. Dev. Auth. Rev.:
(Mennonite Home Proj.) 0.18% 7/7/20, LOC Manufacturers & Traders Trust Co., VRDN (b)	4,925,000	4,925,000
(Willow Valley Retirement Proj.) Series 2009 B, 0.11% 7/7/20, LOC PNC Bank NA, VRDN (b)	1,840,000	1,840,000
Lehigh County Gen. Purp. Hosp. Rev. Series 2019 B, 0.12% 7/7/20, LOC Bank of America NA, VRDN (b)	1,150,000	1,150,000
Montgomery County Indl. Dev. Auth. Rev. (Foulkeways at Gwynedd Proj.) Series 2006 B, 0.13% 7/7/20, LOC RBS Citizens NA, VRDN (b)	1,000,000	1,000,000
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev. (Leidy's, Inc. Proj.) Series 1995 D7, 0.14% 7/7/20, LOC PNC Bank NA, VRDN (a)(b)	200,000	200,000
Philadelphia Auth. for Indl. Dev. Rev.:
(Spl. People in Northeast, Inc. Proj.) Series 2006, 0.3% 7/7/20, LOC RBS Citizens NA, VRDN (b)	3,790,000	3,790,000
(The Franklin Institute Proj.) Series 2006, 0.26% 7/7/20, LOC Bank of America NA, VRDN (b)	1,900,000	1,900,000
Philadelphia Wtr. & Wastewtr. Rev. Series 1997 B, 0.14% 7/7/20, LOC TD Banknorth, NA, VRDN (b)	900,000	900,000
Washington County Hosp. Auth. Rev. (Monongahela Valley Hosp. Proj.) Series 2018 C, 0.19% 7/7/20, LOC RBS Citizens NA, VRDN (b)	3,700,000	3,700,000
FNMA Montgomery County Redev. Auth. Multi-family Hsg. Rev. (Kingswood Apts. Proj.) Series 2001 A, 0.21% 7/7/20, LOC Fannie Mae, VRDN (b)	12,675,000	12,675,000
		43,120,000
South Carolina - 0.0%
Berkeley County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1997, 0.36% 7/7/20, VRDN (a)(b)	100,000	100,000
West Virginia - 0.9%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. - Amos Proj.) Series 2008 B, 0.31% 7/7/20, VRDN (a)(b)	500,000	500,000
(Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 0.27% 7/7/20, VRDN (a)(b)	1,200,000	1,200,000
		1,700,000
Wyoming - 0.8%
Converse County Envir. Impt. Rev. Series 1995, 0.2% 7/7/20, VRDN (a)(b)	1,500,000	1,500,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $49,320,000)		49,320,000

Tender Option Bond - 56.2%
Colorado - 0.0%
Denver City & County Arpt. Rev. Bonds Series G-114, 0.38%, tender 12/1/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)(e)	100,000	100,000
Connecticut - 0.1%
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series Floaters G 110, 0.31%, tender 10/1/20 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)(e)	100,000	100,000
Florida - 0.4%
Broward County Port Facilities Rev. Bonds Series G 115, 0.38%, tender 9/1/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)(e)	100,000	100,000
Jacksonville Elec. Auth. Elec. Sys. Rev. Participating VRDN Series 2019, 0.43% 8/11/20 (Liquidity Facility Wells Fargo Bank NA) (b)(c)(e)	700,000	700,000
		800,000
New Jersey - 0.1%
Clipper Tax-Exempt Trust Bonds Series Clipper 06 12, 0.3%, tender 9/24/20 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(c)(d)(e)	200,000	200,000
Ohio - 0.1%
Ohio Hosp. Rev. Participating VRDN Series 002, 0.28% 8/11/20 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	100,000	100,000
Pennsylvania - 55.3%
Allegheny County Participating VRDN Series Floaters XM 06 63, 0.2% 7/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(e)	2,600,000	2,600,000
Allegheny County Sanitation Auth. Swr. Rev. Participating VRDN Series Floaters XM 00 82, 0.16% 7/7/20 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	5,665,000	5,665,000
Commonwealth Fing. Auth. Tobacco Participating VRDN Series XX 10 80, 0.23% 7/7/20 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	1,900,000	1,900,000
Geisinger Auth. Health Sys. Rev. Participating VRDN:
Series Floaters XF 05 43, 0.2% 7/7/20 (Liquidity Facility Royal Bank of Canada) (b)(c)(e)	3,500,000	3,500,000
Series Floaters XF 06 02, 0.23% 7/7/20 (Liquidity Facility Toronto-Dominion Bank) (b)(c)(e)	5,810,000	5,810,000
Series Floaters XM 06 13, 0.23% 7/7/20 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(e)	1,700,000	1,700,000
Series Floaters YX 10 49, 0.16% 7/7/20 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	1,900,000	1,900,000
Series XF 09 69, 0.2% 7/7/20 (Liquidity Facility Royal Bank of Canada) (b)(c)(e)	1,900,000	1,900,000
Series XM 08 87, 0.23% 7/7/20 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(e)	1,900,000	1,900,000
Lancaster County Hosp. Auth. Health Ctr. Rev. Participating VRDN Series 16 ZF0383, 0.18% 7/7/20 (Liquidity Facility Toronto-Dominion Bank) (b)(c)(e)	3,750,000	3,750,000
Lehigh County Gen. Purp. Hosp. Rev. Participating VRDN:
Series Floaters 2019 003, 0.28% 8/11/20 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	1,480,000	1,480,000
Series ZF 08 33, 0.17% 7/7/20 (Liquidity Facility Bank of America NA) (b)(c)(e)	2,100,000	2,100,000
Series ZF 08 34, 0.17% 7/7/20 (Liquidity Facility Bank of America NA) (b)(c)(e)	2,300,000	2,300,000
Montgomery County Higher Ed. & Health Auth. Rev. Participating VRDN:
Series Floaters ZF 07 95, 0.18% 7/7/20 (Liquidity Facility Bank of America NA) (b)(c)(e)	2,200,000	2,200,000
Series XF 28 85, 0.17% 7/7/20 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	1,250,000	1,250,000
Northampton County Gen. Purp. College Rev. Participating VRDN Series Floaters ZM 05 17, 0.16% 7/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(e)	7,500,000	7,500,000
Pennsylvania Econ. Dev. Participating VRDN Series XM 0048, 0.28% 7/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(c)(e)	299,500	299,500
Pennsylvania Gen. Oblig. Participating VRDN:
Series Floaters XF 24 54, 0.16% 7/7/20 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	5,200,000	5,200,000
Series Floaters ZM 06 50, 0.16% 7/7/20 (Liquidity Facility Bank of America NA) (b)(c)(e)	5,000,000	5,000,000
Pennsylvania Higher Edl. Facilities Auth. Rev.:
Bonds Series 2016 E75, 0.3%, tender 9/1/20 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)(e)	1,900,000	1,900,000
Participating VRDN:
Series MS 3252, 0.16% 7/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(e)	5,840,000	5,840,000
Series XM 08 76, 0.16% 7/7/20 (Liquidity Facility Royal Bank of Canada) (b)(c)(e)	1,875,000	1,875,000
Pennsylvania State Univ. Participating VRDN Series XM 08 27, 0.17% 7/7/20 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(e)	1,900,000	1,900,000
Pennsylvania Tpk. Commission Registration Fee Rev. Participating VRDN Series Putters 5026, 0.15% 7/1/20 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(e)	1,200,000	1,200,000
Pennsylvania Tpk. Commission Tpk. Rev.:
Bonds Series Floaters G 43, 0.33%, tender 12/1/20 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)(e)	3,000,000	3,000,000
Participating VRDN:
Series DBE 8032, 0.38% 7/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(c)(e)	3,380,000	3,380,000
Series Floaters E 101, 0.16% 7/7/20 (Liquidity Facility Royal Bank of Canada) (b)(c)(e)(f)	5,300,000	5,300,000
Series XX 11 34, 0.17% 7/7/20 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	1,900,000	1,900,000
Philadelphia Auth. for Indl. Dev. Participating VRDN:
Series Putters 14 XM0005, 0.17% 7/7/20 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(e)(g)	4,200,000	4,200,000
Series XG 02 53, 0.18% 7/7/20 (Liquidity Facility Bank of America NA) (b)(c)(e)	2,100,000	2,100,000
Philadelphia School District Participating VRDN:
Series XM 08 59, 0.17% 7/7/20 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(e)	1,900,000	1,900,000
Series XM 08 60, 0.17% 7/7/20 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(e)	1,625,000	1,625,000
Philadelphia Wtr. & Wastewtr. Rev. Participating VRDN:
Series 2017, 0.16% 7/7/20 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	2,560,000	2,560,000
Series Floaters XF 07 19, 0.17% 7/7/20 (Liquidity Facility Royal Bank of Canada) (b)(c)(e)	1,000,000	1,000,000
Westmoreland County Muni. Auth. Muni. Svc. Rev. Participating VRDN:
Series Floaters YX 10 75, 0.16% 7/7/20 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	3,000,000	3,000,000
Series XF 10 58, 0.17% 7/7/20 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	3,270,000	3,270,000
Wilkes-Barre Area School District Participating VRDN Series Floaters XF 07 77, 0.2% 7/7/20 (Liquidity Facility Bank of America NA) (b)(c)(e)	2,285,000	2,285,000
		106,189,500
Texas - 0.2%
Alamo Cmnty. College District Rev. Bonds Series G-111, 0.33%, tender 11/2/20 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)(e)	100,000	100,000
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Participating VRDN Series 021, 0.28% 8/11/20 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	300,000	300,000
		400,000
TOTAL TENDER OPTION BOND
(Cost $107,889,500)		107,889,500

Other Municipal Security - 10.8%
Kentucky - 0.0%
Jefferson County Poll. Cont. Rev. Bonds Series 2001 A, 0.33% tender 7/9/20, CP mode	100,000	100,000
Massachusetts - 0.5%
Massachusetts Dev. Fin. Agcy. Electrical Utils. Rev. Bonds Series 2005, 0.38% tender 7/2/20 (Massachusetts Elec. Co. Guaranteed), CP mode (a)	500,000	500,000
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds Series 1992:
0.35% tender 7/2/20, CP mode	200,000	200,000
0.35% tender 7/7/20, CP mode	200,000	200,000
		900,000
New Hampshire - 0.3%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds:
Series 1990 B, 0.45% tender 7/9/20, CP mode	200,000	200,000
Series A1, 0.5% tender 7/9/20, CP mode (a)	300,000	300,000
		500,000
Pennsylvania - 10.0%
Allegheny County Hosp. Dev. Auth. Rev. Bonds Series 2011 A, 5% 10/15/20	100,000	101,063
Franklin County Indl. Dev. Auth. Bonds (The Chambersburg Hosp. Proj.) Series 2010, 5.375% 7/1/20 (Pre-Refunded to 7/1/20 @ 100)	2,200,000	2,200,000
Montgomery County Indl. Dev. Auth. Rev. Bonds:
(New Reg'l. Med. Ctr. Proj.) Series 2010:
5% 8/1/20 (Escrowed to Maturity)	300,000	300,957
5% 8/1/20 (Pre-Refunded to 8/1/20 @ 100)	2,000,000	2,007,345
Series 2010, 5.375% 8/1/20 (Pre-Refunded to 8/1/20 @ 100)	755,000	757,704
Pennsylvania Econ. Dev. Fing. Auth. Bonds Series 2017 A, 4% 11/15/20	1,000,000	1,011,270
Pennsylvania Gen. Oblig. Bonds:
Series 2011, 5% 11/15/20	100,000	101,388
Series 2013 2, 5% 10/15/20	555,000	560,963
Series 2015 2, 5% 8/15/20	140,000	140,642
Series 2016 1, 5% 9/15/20	3,660,000	3,688,531
Series 2016:
5% 9/15/20	140,000	141,076
5% 1/15/21	3,900,000	3,981,637
Series 2017, 5% 1/1/21	1,160,000	1,181,999
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev. Bonds Series 2017 12 4A, 1.65% 4/1/21 (a)	1,015,000	1,021,819
Pennsylvania Tpk. Commission Tpk. Rev. Bonds:
Series 2011 A, 5.5% 12/1/20 (Pre-Refunded to 12/1/20 @ 100)	350,000	356,815
Series B2, 5.125% 12/1/20 (Pre-Refunded to 12/1/20 @ 100)	175,000	177,950
Series C1, 5% 12/1/20 (Pre-Refunded to 12/1/20 @ 100)	1,500,000	1,521,970
		19,253,129
TOTAL OTHER MUNICIPAL SECURITY
(Cost $20,753,129)		20,753,129
	Shares	Value

Investment Company - 5.4%
Fidelity Municipal Cash Central Fund .18% (h)(i)
(Cost $10,303,000)	10,301,970	10,303,000
TOTAL INVESTMENT IN SECURITIES - 98.1%
(Cost $188,265,629)		188,265,629
NET OTHER ASSETS (LIABILITIES) - 1.9%		3,585,844
NET ASSETS - 100%		$191,851,473

Security Type Abbreviations

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,500,000 or 2.9% of net assets.

 (e) Coupon rates are determined by re-marketing agents based on current market conditions.

 (f) A portion of the security sold on a delayed delivery basis.

 (g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,200,000 or 2.2% of net assets.

 (h) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
Alamo Cmnty. College District Rev. Bonds Series G-111, 0.33%, tender 11/2/20 (Liquidity Facility Royal Bank of Canada)	6/6/19	$100,000
Broward County Port Facilities Rev. Bonds Series G 115, 0.38%, tender 9/1/20 (Liquidity Facility Royal Bank of Canada)	9/26/19	$100,000
Clipper Tax-Exempt Trust Bonds Series Clipper 06 12, 0.3%, tender 7/2/20 (Liquidity Facility State Street Bank & Trust Co., Boston)	5/20/20	$200,000
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series Floaters G 110, 0.31%, tender 10/1/20 (Liquidity Facility Royal Bank of Canada)	5/16/19	$100,000
Denver City & County Arpt. Rev. Bonds Series G-114, 0.38%, tender 12/1/20 (Liquidity Facility Royal Bank of Canada)	6/1/20	$100,000
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series 2016 E75, 0.3%, tender 9/1/20 (Liquidity Facility Royal Bank of Canada)	6/3/20	$1,900,000
Pennsylvania Tpk. Commission Tpk. Rev. Bonds Series Floaters G 43, 0.33%, tender 12/1/20 (Liquidity Facility Royal Bank of Canada)	6/1/20	$3,000,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$50,992
Total	$50,992

Amounts in the income column in the above table exclude any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Pennsylvania Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

		June 30, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $177,962,629)	$177,962,629
Fidelity Central Funds (cost $10,303,000)	10,303,000
Total Investment in Securities (cost $188,265,629)		$188,265,629
Cash		10,913
Receivable for securities sold on a delayed delivery basis		1,900,000
Receivable for fund shares sold		1,169,582
Interest receivable		575,202
Distributions receivable from Fidelity Central Funds		1,571
Other receivables		15
Total assets		191,922,912
Liabilities
Payable for fund shares redeemed	$27,187
Distributions payable	75
Accrued management fee	44,177
Total liabilities		71,439
Net Assets		$191,851,473
Net Assets consist of:
Paid in capital		$191,854,007
Total accumulated earnings (loss)		(2,534)
Net Assets		$191,851,473
Net Asset Value, offering price and redemption price per share ($191,851,473 ÷ 191,594,657 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2020 (Unaudited)
Investment Income
Interest		$1,054,064
Income from Fidelity Central Funds		50,992
Total income		1,105,056
Expenses
Management fee	$495,219
Independent trustees' fees and expenses	338
Total expenses before reductions	495,557
Expense reductions	(55,419)
Total expenses after reductions		440,138
Net investment income (loss)		664,918
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	47,407
Total net realized gain (loss)		47,407
Net increase in net assets resulting from operations		$712,325

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2020 (Unaudited)	Year ended December 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$664,918	$2,229,114
Net realized gain (loss)	47,407	70,011
Net increase in net assets resulting from operations	712,325	2,299,125
Distributions to shareholders	(719,041)	(2,283,947)
Share transactions
Proceeds from sales of shares	35,419,547	33,245,355
Reinvestment of distributions	678,887	2,156,964
Cost of shares redeemed	(51,247,806)	(68,822,243)
Net increase (decrease) in net assets and shares resulting from share transactions	(15,149,372)	(33,419,924)
Total increase (decrease) in net assets	(15,156,088)	(33,404,746)
Net Assets
Beginning of period	207,007,561	240,412,307
End of period	$191,851,473	$207,007,561
Other Information
Shares
Sold	35,419,547	33,245,355
Issued in reinvestment of distributions	678,887	2,156,964
Redeemed	(51,247,806)	(68,822,243)
Net increase (decrease)	(15,149,372)	(33,419,924)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Pennsylvania Municipal Money Market Fund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.003	.010	.010	.004	.001	–A
Net realized and unrealized gain (loss)	.001	.001	–A	–A	–A	–A
Total from investment operations	.004	.011	.010	.004	.001	–A
Distributions from net investment income	(.003)	(.010)	(.010)	(.004)	(.001)	–A
Distributions from net realized gain	–A	–A	–	–A	–A	–A
Total distributions	(.004)B	(.011)C	(.010)	(.004)	(.001)	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnD,E	.37%	1.06%	.97%	.40%	.09%	.01%
Ratios to Average Net AssetsF,G
Expenses before reductions	.50%H	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.45%H	.50%	.50%	.50%	.35%	.06%
Expenses net of all reductions	.45%H	.50%	.50%	.50%	.35%	.06%
Net investment income (loss)	.67%H	1.03%	.96%	.38%	.07%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$191,851	$207,008	$240,412	$284,994	$405,526	$731,701

 A Amount represents less than $.0005 per share.

 B Total distributions of $.004 per share is comprised of distributions from net investment income of $.0034 and distributions from net realized gain of $.0003 per share.

 C Total distributions of $.011 per share is comprised of distributions from net investment income of $.0102 and distributions from net realized gain of $.0003 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2020

1. Organization.

Fidelity Pennsylvania Municipal Income Fund (the Income Fund) is a fund of Fidelity Municipal Trust. Fidelity Pennsylvania Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Municipal Trust II. Each Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the Trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. Each Fund is authorized to issue an unlimited number of shares. Shares of the Money Market Fund are only available for purchase by retail shareholders. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. Each Fund may be affected by economic and political developments in the state of Pennsylvania.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

Fidelity Investments Institutional Operations Company, Inc. converted from a Massachusetts corporation to a Massachusetts LLC, and changed its name to "Fidelity Investments Institutional Operations Company LLC".

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Income Fund's investments to the Fair Value Committee (the Committee) established by the Income Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Income Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Income Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Income Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For the Money Market Fund, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2020 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, market discount and capital loss carryforwards.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Pennsylvania Municipal Income Fund	$470,368,389	$26,383,192	$(1,607,692)	$24,775,500
Fidelity Pennsylvania Municipal Money Market Fund	188,265,629	–	–	–

Delayed Delivery Transactions and When-Issued Securities. During the period, the Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. The Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Pennsylvania Municipal Income Fund	44,204,433	50,772,644

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Income Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .35% of the Fund's average net assets.

Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Money Market Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .50% of the Fund's average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Funds. Under the terms of the management fee contract, the investment adviser pays transfer agent fees on behalf of the Money Market Fund. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the Income Fund's transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Fidelity Pennsylvania Municipal Income Fund	.09%

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Pennsylvania Municipal Income Fund	.03

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. For the Income Fund, interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Amount
Fidelity Pennsylvania Municipal Income Fund	$635

During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

The investment adviser or its affiliates voluntarily agreed to waive certain fees for the Money Market Fund in order to avoid a negative yield. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver was $55,409.

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
Fidelity Pennsylvania Municipal Income Fund	$1,587
Fidelity Pennsylvania Municipal Money Market Fund	10

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses as follows:

Amount
Fidelity Pennsylvania Municipal Income Fund	$514

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

9. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2020 to June 30, 2020).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period-B January 1, 2020 to June 30, 2020
Fidelity Pennsylvania Municipal Income Fund	.49%
Actual		$1,000.00	$1,009.00	$2.45
Hypothetical-C		$1,000.00	$1,022.43	$2.46
Fidelity Pennsylvania Municipal Money Market Fund	.45%
Actual		$1,000.00	$1,003.70	$2.24**
Hypothetical-C		$1,000.00	$1,022.63	$2.26**

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period).

 C 5% return per year before expenses

** If certain fees were not voluntarily waived by the investment adviser or its affiliates during the period, the annualized expense ratio would have been .50% and the expenses paid in the actual and hypothetical examples above would have been $2.49 and $2.51, respectively.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Pennsylvania Municipal Income Fund (the Income Fund) has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Income Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Income Fund’s Board of Trustees (the Board) has designated the Income Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

PFR-SANN-0820
1.705577.122

Fidelity® Limited Term Municipal Income Fund

Semi-Annual Report

June 30, 2020

Includes Fidelity and Fidelity Advisor share classes

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Five States as of June 30, 2020

% of fund's net assets
Illinois	11.1
Texas	10.3
Florida	8.4
New Jersey	5.9
Connecticut	5.8

Top Five Sectors as of June 30, 2020

% of fund's net assets
General Obligations	29.2
Transportation	19.8
Health Care	16.1
Electric Utilities	7.2
Other	5.4

Quality Diversification (% of fund's net assets)

As of June 30, 2020
AAA	9.4%
AA,A	70.5%
BBB	11.8%
BB and Below	1.2%
Not Rated	1.9%
Short-Term Investments and Net Other Assets	5.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Schedule of Investments June 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 94.6%
	Principal Amount (000s)	Value (000s)
Alabama - 0.8%
Birmingham Arpt. Auth. Arpt. Series 2020:
5% 7/1/26 (Build America Mutual Assurance Insured) (a)	$450	$543
5% 7/1/27 (Build America Mutual Assurance Insured) (a)	500	615
Black Belt Energy Gas District Bonds (Proj. No. 5) Series A, 4%, tender 10/1/26 (b)	4,000	4,612
Jefferson County Gen. Oblig. Series 2018 B, 5% 4/1/21	2,630	2,718
Mobile County Board of School Commissioners:
Series 2016 A:
5% 3/1/22	585	628
5% 3/1/23	830	923
5% 3/1/24	1,225	1,407
5% 3/1/25	1,225	1,448
Series 2016 B:
5% 3/1/22	1,330	1,429
5% 3/1/24	1,210	1,390
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds Series 2009 E, 1%, tender 6/26/25 (b)	5,030	5,030
Montgomery Med. Clinic Facilities Series 2015:
5% 3/1/21	490	501
5% 3/1/22	3,145	3,320

TOTAL ALABAMA		24,564

Alaska - 0.4%
Anchorage Gen. Oblig.:
Series B, 5% 9/1/22	1,395	1,531
Series C, 5% 9/1/22	980	1,076
Valdez Marine Term. Rev. (BP Pipelines (Alaska), Inc. Proj.) Series 2003 B, 5% 1/1/21	9,345	9,521

TOTAL ALASKA		12,128

Arizona - 3.7%
Arizona Ctfs. of Prtn. Series 2019 A:
5% 10/1/21	1,395	1,478
5% 10/1/22	1,485	1,639
5% 10/1/23	1,950	2,231
5% 10/1/24	2,025	2,393
Arizona Health Facilities Auth. Rev. (Scottsdale Lincoln Hospitals Proj.) Series 2014 A:
5% 12/1/21	1,080	1,140
5% 12/1/22	785	859
5% 12/1/23	980	1,107
5% 12/1/24	1,465	1,702
Arizona State Lottery Rev. Series 2019, 5% 7/1/22	2,045	2,234
Chandler Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Intel Corp. Proj.):
Series 2005, 2.4%, tender 8/14/23 (b)	1,625	1,686
Series 2007, 2.7%, tender 8/14/23 (b)(c)	13,345	14,021
Series 2019, 5%, tender 6/3/24 (b)(c)	24,230	27,904
Coconino County Poll. Cont. Corp. Rev. Bonds Series 2017 B, 1.65%, tender 3/31/23 (b)	1,505	1,516
Glendale Gen. Oblig.:
Series 2015, 5% 7/1/22 (FSA Insured)	980	1,072
Series 2017, 5% 7/1/22	3,320	3,585
Glendale Trans. Excise Tax Rev. Series 2015:
5% 7/1/21 (FSA Insured)	735	769
5% 7/1/22 (FSA Insured)	1,145	1,252
5% 7/1/23 (FSA Insured)	1,365	1,554
Maricopa County Rev.:
Bonds Series 2019 D, 5%, tender 5/15/26 (b)	4,985	5,964
Series 2016 A, 5% 1/1/25	4,725	5,512
Phoenix Civic Impt. Board Arpt. Rev. Series 2019 B:
5% 7/1/24 (c)	1,550	1,786
5% 7/1/25 (c)	1,500	1,775
Phoenix Civic Impt. Corp. Series 2019 B, 5% 7/1/28	1,910	2,281
Pima County Ctfs. of Prtn. Series 2014:
5% 12/1/21	2,160	2,300
5% 12/1/22	2,415	2,680
5% 12/1/23	3,350	3,862
Pima County Swr. Sys. Rev. Series 2020 A:
5% 7/1/22	2,340	2,556
5% 7/1/23	2,155	2,450
Tempe Indl. Dev. Auth. Rev. (Mirabella At ASU, Inc. Proj.) Series 2017 B, 4% 10/1/23 (d)	3,915	3,837
Univ. of Arizona Univ. Revs. Series 2013 A, 5% 6/1/25	1,140	1,281
Western Maricopa Ed. Ctr. District Series 2019 B:
4% 7/1/21	3,525	3,655
5% 7/1/26	2,000	2,498

TOTAL ARIZONA		110,579

California - 2.5%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds:
Series A, 2.95%, tender 4/1/26 (b)	5,075	5,436
Series B, 2.85%, tender 4/1/25 (b)	4,150	4,392
California Muni. Fin. Auth. Rev. (LINXS APM Proj.) Series 2018 A:
5% 12/31/23 (c)	860	958
5% 6/30/24 (c)	665	750
5% 12/31/24 (c)	800	913
5% 6/30/25 (c)	1,000	1,154
5% 12/31/25 (c)	1,760	2,050
5% 6/30/26 (c)	1,360	1,597
5% 12/31/26 (c)	2,570	3,046
5% 6/30/27 (c)	1,910	2,278
5% 12/31/27 (c)	3,000	3,611
California Muni. Fin. Auth. Solid Waste Rev. Bonds (Republic Svcs., Inc. Proj.) 3%, tender 7/1/20 (b)	14,000	14,000
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2017 A1:
5% 6/1/21	1,205	1,253
5% 6/1/22	1,685	1,819
5% 6/1/23	1,925	2,151
5% 6/1/24	1,085	1,253
Series A, 0% 6/1/24 (AMBAC Insured)	3,390	3,263
Los Angeles Dept. Arpt. Rev. Series A, 5% 5/15/24 (c)	1,000	1,154
Northern California Energy Auth. Bonds Series 2018, 4%, tender 7/1/24 (b)	10,000	11,060
Oakland Unified School District Alameda County Series 2013, 5.5% 8/1/23	980	1,093
Palomar Health Rev. Series 2016:
5% 11/1/23	1,955	2,206
5% 11/1/24	1,955	2,271
Port of Oakland Rev. Series 2012 P, 5% 5/1/21 (c)	2,445	2,516
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Series 2020 C, 5% 7/1/26 (c)	1,000	1,210
San Pablo Redev. Agcy. Series 2014 A, 5% 6/15/24 (FSA Insured)	1,350	1,567

TOTAL CALIFORNIA		73,001

Colorado - 2.2%
Colorado Health Facilities Auth. Bonds:
(Valley View Hosp. Assoc. Proj.) Series 2018, 2.8%, tender 5/15/23 (b)	1,350	1,412
Series 2019 B:
5%, tender 8/1/25 (b)	2,950	3,400
5%, tender 8/1/26 (b)	2,035	2,394
5%, tender 11/19/26 (b)	3,990	4,916
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) Series 1991 A, 0% 7/15/22 (Escrowed to Maturity)	1,840	1,820
Colorado Health Facilities Auth. Rev. Bonds Series 2008 D3, 5%, tender 11/12/21 (b)	5,170	5,450
Colorado Hsg. & Fin. Auth.:
Series 2019 F, 4.25% 11/1/49	1,770	1,973
Series 2019 H, 4.25% 11/1/49	890	993
Colorado Reg'l. Trans. District Ctfs. of Prtn.:
Series 2013 A, 5% 6/1/23	4,400	4,946
Series 2014 A, 5% 6/1/23	3,775	4,244
Series 2020, 5% 6/1/26	1,000	1,230
Colorado Univ. Co. Hosp. Auth. Rev. Bonds Series 2019 C, 5%, tender 11/15/24 (b)	14,030	16,307
E-470 Pub. Hwy. Auth. Rev.:
Series 2000 B, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,775	2,772
Series 2015 A, 5% 9/1/20	980	987
Series 2020 A, 5% 9/1/26	1,750	2,172
Univ. of Colorado Enterprise Sys. Rev. Bonds Series 2019 C, 2%, tender 10/15/24 (b)	9,030	9,445

TOTAL COLORADO		64,461

Connecticut - 5.6%
Connecticut Gen. Oblig.:
Series 2012 C, 5% 6/1/21	22,910	23,851
Series 2014 H, 5% 11/15/21	6,255	6,638
Series 2016 A, 5% 3/15/26	1,925	2,343
Series 2018 C, 5% 6/15/23	1,265	1,426
Series 2019 A:
5% 4/15/23	2,420	2,711
5% 4/15/25	4,380	5,230
5% 4/15/26	2,355	2,872
5% 4/15/30	965	1,232
Series 2019 B:
5% 2/15/23	14,690	16,356
5% 2/15/24	16,995	19,572
Series C, 4% 6/1/26	1,100	1,280
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds:
Series 2010 A, 1.8%, tender 2/9/21 (b)	16,680	16,823
Series 2014 B, 1.8%, tender 7/1/24 (b)	3,150	3,267
Series 2017 B, 0.55%, tender 7/3/23 (a)(b)	15,000	15,021
Series X2, 1.8%, tender 2/9/21 (b)	12,000	12,103
Series 2016 A, 2%, tender 7/1/26 (b)	1,725	1,843
Series 2018 S:
5% 7/1/23	1,455	1,623
5% 7/1/24	1,000	1,151
Series 2019 A:
4% 7/1/23 (d)	1,045	1,110
4% 7/1/24 (d)	1,090	1,175
5% 7/1/28 (d)	1,315	1,571
5% 7/1/29 (d)	940	1,138
Series 2019 Q-1:
5% 11/1/21	1,000	1,052
5% 11/1/23	1,870	2,098
Connecticut Hsg. Fin. Auth. Series 2013 B2, 4% 11/15/32	1,905	1,959
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2012 A, 5% 1/1/24	1,650	1,824
Series A:
5% 5/1/24	1,000	1,160
5% 9/1/26	1,010	1,247
New Britain Gen. Oblig. Series 2009, 5% 4/1/24	1,490	1,635
New Haven Gen. Oblig. Series 2016 A, 5% 8/15/25 (FSA Insured)	980	1,123
Stratford Gen. Oblig. Series 2019:
5% 1/1/25	3,890	4,609
5% 1/1/26	3,735	4,546
Univ. of Connecticut Gen. Oblig.:
Series 2013 A, 5% 2/15/22	1,000	1,071
Series 2016 A, 5% 3/15/22	775	833
Series 2019 A:
5% 11/1/26	1,000	1,242
5% 11/1/26	1,065	1,322

TOTAL CONNECTICUT		166,057

Delaware - 0.0%
Delaware Econ. Dev. Auth. Rev. Bonds (Delmarva Pwr. & Lt. Co. Proj.) Series A, 1.05%, tender 7/1/25 (a)(b)	1,475	1,482
Delaware, New Jersey - 0.1%
Delaware River & Bay Auth. Rev. Series 2014 C, 5% 1/1/21	1,955	2,000
District Of Columbia - 2.1%
District of Columbia Income Tax Rev. Series 2020 A:
5% 3/1/23	1,075	1,210
5% 3/1/24	600	701
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Bonds Series 2019 C, 1.75%, tender 10/1/24 (b)	7,540	7,798
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2011 C:
5% 10/1/23 (c)	1,305	1,372
5% 10/1/24 (c)	1,175	1,234
Series 2012 A, 5% 10/1/22 (c)	6,185	6,759
Series 2014 A, 5% 10/1/23 (c)	1,035	1,171
Series 2017 A, 5% 10/1/26 (c)	6,555	8,037
Series 2018 A:
5% 10/1/21 (c)	3,595	3,777
5% 10/1/23 (c)	3,000	3,394
Series 2019 A:
5% 10/1/22 (c)	1,815	1,983
5% 10/1/23 (c)	465	526
5% 10/1/25 (c)	1,410	1,690
Series 2020 A:
5% 10/1/21 (a)(c)	3,115	3,271
5% 10/1/22 (a)(c)	4,540	4,958
5% 10/1/23 (a)(c)	2,390	2,703
5% 10/1/24 (a)(c)	4,470	5,213
5% 10/1/25 (a)(c)	4,470	5,355

TOTAL DISTRICT OF COLUMBIA		61,152

Florida - 8.1%
Brevard County School Board Ctfs. of Prtn.:
Series 2014, 5% 7/1/21	980	1,025
Series 2015 C:
5% 7/1/21	635	664
5% 7/1/22	3,645	3,967
5% 7/1/23	2,935	3,319
Broward County Arpt. Sys. Rev.:
Series 2012 P1, 5% 10/1/25 (c)	6,645	7,224
Series 2015 C, 5% 10/1/24 (c)	1,015	1,174
Series 2019 A:
5% 10/1/23 (c)	1,200	1,349
5% 10/1/24 (c)	1,300	1,504
5% 10/1/25 (c)	1,500	1,779
Series 2019 B:
5% 10/1/24 (c)	750	868
5% 10/1/25 (c)	755	896
Series A:
5% 10/1/22 (c)	2,935	3,194
5% 10/1/23 (c)	3,930	4,418
Broward County School Board Ctfs. of Prtn.:
(Broward County School District Proj.) Series 2017 C, 5% 7/1/22	3,180	3,439
Series 2015 A:
5% 7/1/21	4,400	4,603
5% 7/1/22	3,425	3,704
5% 7/1/23	2,690	3,014
5% 7/1/24	1,290	1,492
Series 2015 B:
5% 7/1/22	4,490	4,856
5% 7/1/23	2,695	3,020
5% 7/1/24	1,120	1,295
Florida Higher Edl. Facilities Fing. Auth. Series 2019, 5% 10/1/21	225	231
Florida Mid-Bay Bridge Auth. Rev. Series 2015 A:
5% 10/1/21	1,010	1,039
5% 10/1/22	1,955	2,092
5% 10/1/23	1,240	1,362
5% 10/1/24	1,955	2,197
5% 10/1/25	1,710	1,958
5% 10/1/26	1,955	2,226
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Series 2017 A:
5% 10/1/25 (c)	980	1,168
5% 10/1/26 (c)	1,955	2,381
Series 2019 A:
5% 10/1/24 (c)	12,700	14,783
5% 10/1/25 (c)	6,700	8,004
Halifax Hosp. Med. Ctr. Rev. Series 2015, 5% 6/1/23	1,295	1,439
Hillsborough County Aviation Auth. Rev. Series A:
5% 10/1/25 (c)	4,240	4,749
5% 10/1/26 (c)	2,770	3,092
Hillsborough County School District Sales Tax Rev. Series 2015 B, 5% 10/1/22 (FSA Insured)	2,025	2,235
Indian River County School Board Ctfs. of Prtn. Series 2014:
5% 7/1/20	915	915
5% 7/1/22	1,955	2,116
5% 7/1/23	3,005	3,371
Lee Memorial Health Sys. Hosp. Rev. Bonds Series 2019 A2, 5%, tender 4/1/26 (b)	4,810	5,534
Manatee County Rev. Series 2013, 5% 10/1/22	980	1,081
Manatee County School District Series 2017, 5% 10/1/24 (FSA Insured)	1,270	1,478
Miami-Dade County Aviation Rev.:
Series 2012 A, 5% 10/1/24 (c)	1,800	1,949
Series 2017 B, 5% 10/1/20 (c)	2,075	2,095
Miami-Dade County Expressway Auth.:
(Waste Mgmt., Inc. of Florida Proj.) Series 2013 A:
5% 7/1/20	980	980
5% 7/1/21	1,955	2,029
5% 7/1/22	1,955	2,101
5% 7/1/23	1,955	2,103
Series 2014 B:
5% 7/1/22	1,465	1,574
5% 7/1/23	3,180	3,530
Miami-Dade County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt. of Florida Proj.) Series 2018, 2.85%, tender 8/2/21 (b)(c)	1,000	1,016
Miami-Dade County School Board Ctfs. of Prtn.:
Bonds Series 2014 A, 5%, tender 5/1/24 (b)	8,230	9,564
Series 2014 D:
5% 11/1/21	6,140	6,518
5% 11/1/22	2,850	3,148
5% 11/1/23	7,485	8,588
Series 2015 A:
5% 5/1/21	3,915	4,066
5% 5/1/22	3,640	3,946
5% 5/1/23	6,360	7,164
Series 2015 B, 5% 5/1/24	28,915	33,757
Palm Beach County Health Facilities Auth. Hosp. Rev. Series 2014:
5% 12/1/20 (Escrowed to Maturity)	1,395	1,422
5% 12/1/21 (Escrowed to Maturity)	1,465	1,561
5% 12/1/23 (Escrowed to Maturity)	190	219
5% 12/1/24 (Escrowed to Maturity)	380	455
Palm Beach County Health Facilities Auth. Rev. Series 2015 C, 5% 5/15/24	1,000	1,047
Palm Beach County School Board Ctfs. of Prtn. Series 2014 B:
4% 8/1/21	3,950	4,105
5% 8/1/21	5,185	5,445
5% 8/1/22	980	1,071
Pasco County School District Sales Tax Rev. Series 2013:
5% 10/1/20	980	989
5% 10/1/21	980	1,027
5% 10/1/22	980	1,061
Seminole County School Board Ctfs. of Prtn. Series 2016 C:
5% 7/1/25	980	1,187
5% 7/1/26	1,115	1,389
Tallahassee Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc. Proj.) Series 2016 A, 5% 12/1/21	1,135	1,192
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2005, 5.5% 10/1/22 (FGIC Insured)	1,340	1,496
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A, 5% 9/1/20	1,760	1,772
Village Cmnty. Dev. District No. 13 Series 2019, 2.625% 5/1/24 (d)	500	498

TOTAL FLORIDA		240,319

Georgia - 3.5%
Atlanta Arpt. Rev. Series 2014 B, 5% 1/1/22	980	1,040
Bartow County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Bowen Proj.):
Series 2009 1st, 2.75%, tender 3/15/23 (b)	21,200	21,892
Series 2013, 1.55%, tender 8/19/22 (b)	6,770	6,779
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(Georgia Pwr. Co. Plant Vogtle Proj.):
Series 1994, 2.25%, tender 5/25/23 (b)	6,480	6,615
Series 2012, 1.7%, tender 8/22/24 (b)	3,400	3,415
Series 2013 1st, 2.925%, tender 3/12/24 (b)	9,930	10,407
(Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2017 E, 3.25%, tender 2/3/25 (b)	900	962
Columbus Med. Ctr. Hosp. Auth. Bonds (Piedmont Healthcare, Inc. Proj.) Series 2019 A, 5%, tender 7/1/26 (b)	4,840	5,840
Georgia Muni. Elec. Auth. Pwr. Rev. Series GG, 5% 1/1/21	1,635	1,665
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.):
Series 2014 U:
5% 10/1/22	980	1,080
5% 10/1/23	2,365	2,710
Series R, 5% 10/1/21	4,890	5,166
Main Street Natural Gas, Inc. Bonds Series 2018 C, 4%, tender 12/1/23 (b)	13,910	15,222
Monroe County Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Scherer Proj.) Series 1995, 2.25% 7/1/25	6,505	6,660
Bonds (Georgia Pwr. Co. Plant Scherer Proj.) Series 2009, 2.35%, tender 12/11/20 (b)	4,610	4,646
Private Colleges & Univs. Auth. Rev.:
(Savannah College Art & Design, Inc. Proj.) Series 2014, 5% 4/1/24	1,810	2,059
(The Savannah College of Arts and Design Projs.) Series 2014, 5% 4/1/21	3,260	3,348
Series 2020 B, 5% 9/1/25	2,570	3,166

TOTAL GEORGIA		102,672

Hawaii - 0.2%
State of Hawaii Dept. of Trans. Series 2013:
5% 8/1/20 (c)	2,985	2,995
5% 8/1/21 (c)	540	563
5% 8/1/22 (c)	2,030	2,174
5% 8/1/23 (c)	1,440	1,588

TOTAL HAWAII		7,320

Idaho - 0.0%
Idaho Hsg. & Fin. Assoc. Single Family Mtg. Series 2019 A, 4% 1/1/50	440	486
Illinois - 11.1%
Champaign County Cmnty. Unit:
Series 2019, 4% 6/1/24	420	475
Series 2020 A, 0% 1/1/22	200	199
Chicago Board of Ed.:
Series 1998 B1, 0% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,780	9,455
Series 2010 F, 5% 12/1/20	745	751
Series 2017 C:
5% 12/1/26	485	525
5% 12/1/27	2,830	3,089
Series 2018 C, 5% 12/1/24	13,000	13,834
Chicago Metropolitan Wtr. Reclamation District of Greater Chicago Series 2007, 5.25% 12/1/32	2,920	4,136
Chicago Midway Arpt. Rev.:
Series 2013 B:
5% 1/1/22	4,890	5,182
5% 1/1/23	5,770	6,304
5% 1/1/25	1,515	1,651
Series 2014 A:
5% 1/1/22 (c)	2,000	2,113
5% 1/1/24 (c)	2,700	3,020
Series 2014 B:
5% 1/1/21	390	398
5% 1/1/23	2,915	3,185
Chicago Motor Fuel Tax Rev. Series 2013:
5% 1/1/21	390	391
5% 1/1/22	295	298
5% 1/1/23	525	535
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2012 A:
5% 1/1/21	1,370	1,399
5% 1/1/25 (c)	3,670	3,874
Series 2012 B:
4% 1/1/27 (c)	445	461
5% 1/1/21 (c)	4,505	4,591
Series 2013 A, 5% 1/1/23 (c)	2,730	2,986
Series 2013 B, 5% 1/1/22	3,915	4,157
Series 2013 D, 5% 1/1/22	3,150	3,345
Series 2015 A:
5% 1/1/24 (c)	1,230	1,388
5% 1/1/26 (c)	1,600	1,844
5% 1/1/27 (c)	1,000	1,147
Series 2015 B, 5% 1/1/24	1,375	1,558
Series 2016 A, 5% 1/1/27 (c)	840	990
Series 2017 D, 5% 1/1/27 (c)	1,470	1,778
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017:
5% 6/1/21	2,305	2,380
5% 6/1/25	1,225	1,421
Chicago Wastewtr. Transmission Rev. Series 2012, 5% 1/1/23	1,175	1,235
Cook County Cmnty. Consolidated School District No. 59 Series 2020, 4% 3/1/23	1,265	1,387
Cook County Gen. Oblig.:
Series 2010 A, 5.25% 11/15/22	4,850	4,904
Series 2011 A, 5.25% 11/15/22	980	1,020
Series 2012 C:
5% 11/15/20	7,055	7,117
5% 11/15/21	5,465	5,613
5% 11/15/22	1,260	1,339
Series 2014 A:
5% 11/15/20	980	989
5% 11/15/21	490	503
5% 11/15/22	1,325	1,408
Illinois Fin. Auth. Series 2020 A:
5% 8/15/23	1,000	1,122
5% 8/15/24	1,000	1,157
Illinois Fin. Auth. Rev.:
(Bradley Univ. Proj.) Series 2017 C, 5% 8/1/26	1,650	1,941
(OSF Healthcare Sys.) Series 2018 A:
5% 5/15/26	4,300	5,062
5% 5/15/27	9,260	11,120
Bonds:
(Ascension Health Cr. Group Proj.) Series 2012 E2, 1.75%, tender 4/1/21 (b)	3,000	3,025
Series 2017 B, 5%, tender 12/15/22 (b)	4,825	5,341
Series E, 2.25%, tender 4/29/22 (b)	23,105	23,766
Series 2011 IL, 5% 12/1/22 (Pre-Refunded to 12/1/21 @ 100)	1,110	1,182
Series 2012 A, 5% 5/15/23	1,270	1,350
Series 2012:
5% 9/1/20	1,440	1,451
5% 9/1/21	2,000	2,108
5% 9/1/22	3,455	3,800
Series 2015 A:
5% 11/15/22	490	536
5% 11/15/24	1,490	1,699
5% 11/15/25	1,905	2,222
5% 11/15/26	1,955	2,270
Series 2015 B, 5% 11/15/24	1,910	2,226
Series 2016 A:
5% 8/15/20 (Escrowed to Maturity)	490	493
5% 2/15/21	735	753
5% 8/15/21 (Escrowed to Maturity)	685	721
5% 2/15/23	980	1,081
5% 8/15/23 (Escrowed to Maturity)	1,465	1,670
5% 8/15/24 (Escrowed to Maturity)	2,135	2,526
Series 2016 C:
5% 2/15/22	3,335	3,564
5% 2/15/23	8,870	9,815
5% 2/15/24	5,220	5,971
Series 2016:
5% 7/1/22	2,895	3,161
5% 5/15/25	490	566
5% 5/15/26	980	1,154
5% 5/15/27	1,225	1,436
Series 2017:
5% 1/1/23	1,465	1,633
5% 1/1/25	2,260	2,704
Series 2019:
5% 9/1/23	400	432
5% 9/1/24	415	457
5% 9/1/25	300	335
5% 4/1/26	1,625	1,939
5% 9/1/26	300	338
5% 4/1/27	2,135	2,594
5% 9/1/27	500	569
5% 4/1/28	1,425	1,768
5% 4/1/29	2,000	2,527
Illinois Gen. Oblig.:
Series 2010, 5% 1/1/21 (FSA Insured)	1,565	1,569
Series 2012 A, 4% 1/1/23	1,245	1,262
Series 2012:
5% 8/1/21	2,360	2,419
5% 8/1/22	5,675	5,913
5% 8/1/22 (FSA Insured)	1,105	1,168
Series 2013:
5% 7/1/21	6,360	6,508
5% 7/1/22	10,995	11,442
5.5% 7/1/25	265	282
Series 2014:
5% 2/1/22	2,935	3,032
5% 4/1/23	2,165	2,276
5% 2/1/25	2,275	2,411
Series 2016, 5% 1/1/26	2,970	3,218
Series 2017 D:
5% 11/1/23	3,860	4,094
5% 11/1/25	6,635	7,180
Series 2018 A, 5% 10/1/26	4,615	5,025
Series 2019 B, 5% 9/1/20	3,740	3,754
Series 2020, 4.875% 5/1/21	1,940	1,976
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/23	1,180	1,315
Illinois Reg'l. Trans. Auth. Series 2017 A:
5% 7/1/20	1,320	1,320
5% 7/1/21	1,320	1,373
McHenry County Cmnty. School District #200 Series 2006 B:
0% 1/15/24	4,715	4,547
0% 1/15/25	4,915	4,662
0% 1/15/26	3,695	3,431
McHenry County Conservation District Gen. Oblig. Series 2014, 5% 2/1/23	2,175	2,428
Northern Illinois Univ. Revs. Series 2020 B, 5% 4/1/24 (Build America Mutual Assurance Insured)	1,100	1,228
Railsplitter Tobacco Settlement Auth. Rev. Series 2017, 5% 6/1/22	9,780	10,465

TOTAL ILLINOIS		328,258

Indiana - 3.1%
Indiana Fin. Auth. Econ. Dev. Rev. Bonds (Republic Svcs., Inc. Proj.) Series A, 0.65%, tender 9/1/20 (b)(c)	4,000	4,000
Indiana Fin. Auth. Health Sys. Rev. Bonds Series 2019 B, 2.25%, tender 7/1/25 (b)	2,005	2,105
Indiana Fin. Auth. Hosp. Rev.:
Bonds Series 2015 B, 1.65%, tender 7/2/22 (b)	3,345	3,388
Series 2013:
5% 8/15/22	685	748
5% 8/15/23	980	1,110
Indiana Fin. Auth. Rev. Series 2012, 5% 3/1/21 (Escrowed to Maturity)	1,200	1,238
Indiana Fin. Auth. Wastewtr. Util. Rev. (CWA Auth. Proj.):
Series 2012 A:
5% 10/1/20	805	814
5% 10/1/22	1,590	1,753
Series 2014 A:
5% 10/1/20	365	369
5% 10/1/21	370	391
5% 10/1/22	660	728
Series 2015 A:
5% 10/1/24	1,460	1,732
5% 10/1/25	1,590	1,886
Indiana Health Facility Fing. Auth. Rev. Bonds Series 2001 A2:
2%, tender 2/1/23 (b)	1,430	1,479
2%, tender 2/1/23 (b)	10	10
Indiana Hsg. & Cmnty. Dev. Auth. Series 2019 B, 3.5% 1/1/49	1,855	2,016
Indianapolis Local Pub. Impt. (Indianapolis Arpt. Auth. Proj.):
Series 2016 A1:
5% 1/1/21 (c)	2,690	2,740
5% 1/1/23 (c)	1,940	2,121
5% 1/1/24 (c)	2,715	3,061
5% 1/1/25 (c)	2,845	3,296
Series 2019 D, 5% 1/1/25 (c)	1,710	1,981
Lake Central Multi-District School Bldg. Corp. Series 2012 B:
4% 1/15/21	1,225	1,248
5% 7/15/20	1,145	1,147
5% 7/15/21	980	1,025
Whiting Envir. Facilities Rev.:
(BP Products North America, Inc. Proj.) Series 2009, 5.25% 1/1/21	4,160	4,243
Bonds (BP Products North America, Inc. Proj.):
Series 2015, 5%, tender 11/1/22 (b)(c)	22,305	24,166
Series 2016 A, 5%, tender 3/1/23 (b)(c)	1,200	1,312
Series 2017, 5%, tender 11/1/24 (b)(c)	1,250	1,433
Series 2019 A, 5%, tender 6/5/26 (b)(c)	15,985	18,897

TOTAL INDIANA		90,437

Iowa - 0.0%
Iowa Student Ln. Liquidity Corp. Student Ln. Rev. Series 2019 B, 5% 12/1/24 (c)	800	893
Kansas - 0.1%
Desoto Unified School District # 232 Series 2015 A, 5% 9/1/22	1,525	1,677
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev. Series 2016 A:
5% 9/1/22	490	538
5% 9/1/23	710	809
5% 9/1/25	785	950

TOTAL KANSAS		3,974

Kentucky - 4.0%
Ashland Med. Ctr. Rev.:
(Ashland Hosp. Corp. D/B/A King's Daughters Med. Ctr. Proj.) Series 2016 A:
5% 2/1/24	1,330	1,474
5% 2/1/25	980	1,108
Series 2019:
5% 2/1/21	385	393
5% 2/1/23	625	676
Carroll County Envir. Facilities Rev. Bonds (Kentucky Utils. Co. Proj.):
Series 2004 A, 1.75%, tender 9/1/26 (b)(c)	9,690	9,685
Series 2008 A, 1.2%, tender 6/1/21 (b)(c)	7,805	7,799
Carroll County Poll. Ctlr Rev. Bonds (Kentucky Utils. Co. Proj.) Series 2016 A, 1.55%, tender 9/1/26 (b)	5,750	5,741
Kentucky Econ. Dev. Fin. Auth. Bonds Series 2009 B, 2.7%, tender 11/10/21 (b)	10,200	10,434
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Series 2015 A:
5% 6/1/22	1,525	1,597
5% 6/1/24	1,655	1,798
Kentucky State Property & Buildings Commission Rev.:
(#106 Proj.) Series 2013 A, 5% 10/1/27	1,500	1,632
(Kentucky St Proj.) Series D, 5% 5/1/21	980	1,014
Series 2015, 5% 8/1/24	1,850	2,103
Series A:
5% 11/1/24	1,250	1,430
5% 11/1/25	1,650	1,917
Series B:
5% 8/1/23	2,715	3,018
5% 8/1/24	2,625	2,984
Series C, 5% 11/1/21	2,515	2,655
Kentucky, Inc. Pub. Energy:
Bonds:
Series 2019 A1, 4%, tender 6/1/25 (b)	10,455	11,750
Series A, 4%, tender 6/1/26 (b)	10,440	11,788
Series C1, 4%, tender 6/1/25 (b)	15,000	16,844
Series A:
4% 12/1/23	600	653
4% 12/1/25	825	928
4% 6/1/26	1,085	1,230
Louisville & Jefferson County Bonds:
Series 2020 B, 5%, tender 10/1/23 (b)	2,800	3,079
Series 2020 C, 5%, tender 10/1/26 (b)	5,985	6,951
Louisville Reg'l. Arpt. Auth. Sys. Rev. Series 2014 A, 5% 7/1/24 (c)	1,280	1,474
Louisville/Jefferson County Metropolitan Gov. Series 2012 A:
5% 12/1/28 (Pre-Refunded to 6/1/22 @ 100)	560	608
5% 12/1/29 (Pre-Refunded to 6/1/22 @ 100)	2,140	2,322
Univ. Louisville Revs. Series 2016 C, 3% 9/1/21	2,315	2,382

TOTAL KENTUCKY		117,467

Louisiana - 1.5%
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2015, 5% 6/1/21 (FSA Insured)	4,890	5,082
Louisiana Gen. Oblig.:
Series 2012 A, 5% 8/1/22	1,490	1,634
Series 2012 C, 5% 7/15/21	3,305	3,465
Series 2014 D1, 5% 12/1/22	1,285	1,427
Series 2016 B, 5% 8/1/23	6,115	6,955
Series 2016 D, 5% 9/1/22	6,220	6,842
Louisiana Stadium and Exposition District Series 2013 A:
5% 7/1/21	1,465	1,510
5% 7/1/22	980	1,040
New Orleans Aviation Board Rev.:
(North Term. Proj.) Series 2017 B:
5% 1/1/23 (c)	300	329
5% 1/1/24 (c)	195	220
5% 1/1/25 (c)	195	226
5% 1/1/26 (c)	490	582
Series 2017 D2:
5% 1/1/23 (c)	390	427
5% 1/1/24 (c)	735	830
5% 1/1/25 (c)	490	569
New Orleans Gen. Oblig. Series 2012, 5% 12/1/20	60	61
St. John Baptist Parish Rev.:
(Marathon Oil Corp.) Series 2017, 2.2% 6/1/37 (b)	3,765	3,605
Bonds (Marathon Oil Corp.) Series 2017, 2%, tender 4/1/23 (b)	3,555	3,523
Tobacco Settlement Fing. Corp. Series 2013 A, 5% 5/15/23	4,400	4,753

TOTAL LOUISIANA		43,080

Maine - 0.2%
Maine Health & Higher Edl. Facilities Auth. Rev. Series 2013, 5% 7/1/24	350	384
Maine Tpk. Auth. Tpk. Rev. Series 2015:
5% 7/1/21	2,350	2,459
5% 7/1/22	1,810	1,974

TOTAL MAINE		4,817

Maryland - 0.8%
Baltimore Proj. Rev. Series 2017 D:
5% 7/1/24	3,220	3,782
5% 7/1/25	3,380	4,098
Maryland Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev.:
Series 2019 B, 4% 9/1/49	2,500	2,758
Series 2019 C, 3.5% 3/1/50	1,965	2,138
Maryland Econ. Dev. Auth. Rev. (Ports America Chesapeake LLC. Proj.) Series 2017 A:
5% 6/1/21	1,640	1,668
5% 6/1/22	1,750	1,812
Maryland Health & Higher Edl. Facilities Auth. Rev. Series 2015:
5% 7/1/22	880	950
5% 7/1/23	980	1,094
5% 7/1/24	1,955	2,250
5% 7/1/25	1,730	2,037
Rockville Mayor & Council Econ. Dev. (Rfdg.-Ingleside King Farm Proj.) Series 2017, 3% 11/1/25	475	441

TOTAL MARYLAND		23,028

Massachusetts - 0.8%
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Bonds Series 2019 A, 5%, tender 1/1/23 (b)	3,000	3,323
Massachusetts Dev. Fin. Agcy. Rev.:
Caregroup, Inc. Series 2015 H-1, 5% 7/1/25	2,625	3,090
Series 2016 I:
5% 7/1/21	490	509
5% 7/1/22	585	631
5% 7/1/23	660	737
5% 7/1/24	1,075	1,237
5% 7/1/25	980	1,154
5% 7/1/26	980	1,179
Series 2019 A:
5% 7/1/23	525	582
5% 7/1/24	1,150	1,308
5% 7/1/25	825	959
Massachusetts Edl. Fing. Auth. Rev.:
Series 2016 J, 5% 7/1/23 (c)	2,175	2,378
Series 2016, 5% 7/1/24 (c)	2,850	3,192
Massachusetts Port Auth. Rev. Series 2017 A:
5% 7/1/24 (c)	3,005	3,446
5% 7/1/25 (c)	1,115	1,307

TOTAL MASSACHUSETTS		25,032

Michigan - 3.1%
Clarkston Cmnty. Schools Series 2015, 5% 5/1/22	1,635	1,771
Detroit Downtown Dev. Auth. Tax Series A, 5% 7/1/24 (FSA Insured)	1,000	1,162
Detroit Swr. Disp. Rev. Series 2006 D, 3 month U.S. LIBOR + 0.600% 1.56% 7/1/32 (b)(e)	3,980	3,887
Flint Hosp. Bldg. Auth. Rev. Series 2020, 5% 7/1/24	925	1,041
Grand Blanc Cmnty. Schools Series 2013:
5% 5/1/21	2,105	2,185
5% 5/1/22	1,810	1,961
Grand Rapids Pub. Schools Series 2017, 5% 5/1/23 (FSA Insured)	1,275	1,438
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016:
5% 5/15/22	980	1,051
5% 5/15/24	640	733
5% 5/15/25	1,285	1,505
5% 5/15/26	1,235	1,476
Michigan Bldg. Auth. Rev. (Facilities Prog.) Series 2016 I:
5% 4/15/22	980	1,061
5% 4/15/24	1,450	1,694
Michigan Fin. Auth. Rev.:
(Detroit Wtr. and Sewage Dept. Wtr. Supply Sys. Rev. Rfdg. Local Proj.) Series 2014 D1, 5% 7/1/22 (FSA Insured)	1,920	2,096
Bonds:
Series 2019 B, 3.5%, tender 11/15/22 (b)	1,630	1,731
Series 2019 MI2, 5%, tender 2/1/25 (b)	4,830	5,714
Series 2015 A:
5% 8/1/22	2,630	2,849
5% 8/1/23	3,715	4,165
Series 2015 MI, 5% 12/1/23	1,000	1,137
Michigan Gen. Oblig. Series 2016:
5% 3/15/21	980	1,010
5% 3/15/22	2,280	2,449
5% 3/15/23	3,915	4,370
5% 3/15/24	6,855	7,924
Michigan Hosp. Fin. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series F5, 2.4%, tender 3/15/23 (b)	3,535	3,700
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Series A, 3.5% 12/1/50	1,400	1,537
Michigan Strategic Fund Ltd. Oblig. Rev. Bonds:
(Consumer Energy Co. Proj.) Series 2019, 1.8%, tender 10/1/24 (b)(c)	3,140	3,252
Series CC, 1.45%, tender 9/1/21 (b)	7,040	7,072
Novi Cmnty. School District Series I:
4% 5/1/24	795	902
4% 5/1/25	600	698
Portage Pub. Schools Series 2016:
5% 5/1/23	1,990	2,228
5% 11/1/23	1,335	1,521
5% 5/1/24	1,880	2,178
5% 11/1/24	1,955	2,300
5% 5/1/25	1,100	1,313
5% 11/1/25	1,195	1,446
5% 11/1/28	985	1,198
Royal Oak Hosp. Fin. Auth. Hosp. Rev. Series 2014 D:
5% 9/1/21	1,465	1,533
5% 9/1/23	490	551
Saginaw Hosp. Fin. Auth. Hosp. Rev. Series 2020 J:
5% 7/1/24	765	881
5% 7/1/25	500	592
5% 7/1/26	750	906
Spring Lake Pub. Schools Series 2014, 5% 5/1/21	4,020	4,173

TOTAL MICHIGAN		92,391

Minnesota - 0.7%
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.:
Series 2014 A:
5% 1/1/22	980	1,041
5% 1/1/23	980	1,079
Series 2014 B:
5% 1/1/21 (c)	2,240	2,283
5% 1/1/22 (c)	1,955	2,068
5% 1/1/23 (c)	980	1,072
Moorhead Edl. Facilities Rev. (The Concordia College Corp. Proj.) Series 2016, 5% 12/1/25	2,950	3,220
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2017:
5% 1/1/22	1,160	1,239
5% 1/1/23	1,115	1,241
5% 1/1/24	1,560	1,800
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2015 A, 5% 1/1/26	2,065	2,524
Western Minnesota Muni. Pwr. Agcy. Pwr. Supply Rev. Series 2014 A:
5% 1/1/22	980	1,048
5% 1/1/23	1,465	1,633
5% 1/1/24	980	1,134

TOTAL MINNESOTA		21,382

Mississippi - 0.1%
Mississippi Hosp. Equip. & Facilities Auth.:
(Forrest County Gen. Hosp. Rfdg. Proj.) Series 2019 B, 5% 1/1/24	400	453
Bonds Series II, 5%, tender 3/1/27 (b)	1,130	1,360
Series I:
5% 10/1/25	600	710
5% 10/1/27	800	969

TOTAL MISSISSIPPI		3,492

Missouri - 0.4%
Cape Girardeau County Indl. Dev. Auth. (Southeast Hosp. Proj.) Series 2017 A:
5% 3/1/21	390	398
5% 3/1/22	585	613
5% 3/1/23	980	1,050
5% 3/1/24	685	751
5% 3/1/25	710	791
5% 3/1/26	980	1,105
Missouri Hsg. Dev. Commission Single Family Mtg. Rev. Series 2019, 4% 5/1/50	515	570
Saint Louis Arpt. Rev. Series A, 5.25% 7/1/26 (FSA Insured)	5,270	6,380

TOTAL MISSOURI		11,658

Montana - 0.2%
Montana Board Hsg. Single Family:
Series 2019 B, 4% 6/1/50	260	292
Series A1, 3.5% 6/1/50	4,080	4,456

TOTAL MONTANA		4,748

Nebraska - 0.6%
Central Plains Energy Proj. Gas Supply Bonds Series 2019, 4%, tender 8/1/25 (b)	9,765	11,084
Douglas County Hosp. Auth. #2 Health Facilities Rev. Bonds Series 2020, 5%, tender 11/15/25 (b)	2,200	2,582
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Series 2019 B, 4% 9/1/49 (c)	1,500	1,640
Series 2019 E, 3.75% 9/1/49 (c)	1,700	1,828

TOTAL NEBRASKA		17,134

Nevada - 2.4%
Clark County Arpt. Rev.:
(Sub Lien Proj.) Series 2017 A-1, 5% 7/1/22 (c)	3,915	4,201
Series 2013 A, 5% 7/1/28 (c)	1,475	1,585
Series 2017 C, 5% 7/1/21 (c)	7,785	8,093
Series 2019 D, 5% 7/1/24	1,700	1,966
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev. Series B, 5% 7/1/24 (c)	2,080	2,369
Clark County Poll. Cont. Rev. Bonds Series 2017, 1.65%, tender 3/31/23 (b)	835	841
Clark County School District:
Series 2016 A:
5% 6/15/21	1,470	1,531
5% 6/15/23	1,285	1,440
Series 2016 D, 5% 6/15/23	10,000	11,210
Series 2017 A:
5% 6/15/22	2,800	3,034
5% 6/15/26	1,285	1,557
Series 2017 C:
5% 6/15/21	9,030	9,403
5% 6/15/23	4,550	5,101
Nevada Dept. of Bus. & Industry Bonds (Republic Svcs., Inc. Proj.) Series 2001, 0.875%, tender 12/1/20 (b)(c)(d)	1,700	1,700
Nevada Gen. Oblig. Series 2013 D1, 5% 3/1/24	2,640	2,959
Washoe County Gas & Wtr. Facilities Bonds (Sierra Pacific Pwr. Co. Proj.) Series 2016 B, 3%, tender 6/1/22 (b)	5,185	5,366
Washoe County Gas Facilities Rev. Bonds:
Series 2016 F, 2.05%, tender 4/15/22 (b)(c)	4,800	4,868
Series 2016, 2.05%, tender 4/15/22 (b)(c)	2,900	2,941

TOTAL NEVADA		70,165

New Hampshire - 0.7%
Nat'l. Fin. Auth. Solid Bonds (Waste Mgmt., Inc. Proj.):
Series 2019 A3, 2.15%, tender 7/1/24 (b)(c)	4,455	4,555
Series 2019 A4, 2.15%, tender 7/1/24 (b)(c)	2,250	2,301
New Hampshire Bus. Fin. Auth. Wtr. Facility (Pennichuck Wtr. Works, Inc. Proj.) Series 2014 A:
5% 1/1/24 (c)	1,120	1,242
5% 1/1/25 (c)	1,000	1,134
New Hampshire Health & Ed. Facilities Auth. Series 2017 B, 4.125% 7/1/24 (d)	125	114
New Hampshire Health & Ed. Facilities Auth. Rev.:
(Southern NH Med. Ctr. Proj.) Series 2016, 3% 10/1/21	1,375	1,408
Series 2012:
4% 7/1/20	2,645	2,645
4% 7/1/21	1,485	1,505
Series 2016:
5% 10/1/21	1,225	1,285
5% 10/1/22	900	978
5% 10/1/23	2,785	3,126

TOTAL NEW HAMPSHIRE		20,293

New Jersey - 5.6%
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A:
5% 2/15/21	2,445	2,499
5% 2/15/22	2,445	2,585
5% 2/15/23	2,770	3,023
New Jersey Econ. Dev. Auth. Rev.:
(Provident Montclair Proj.) Series 2017:
4% 6/1/22 (FSA Insured)	980	1,031
5% 6/1/23 (FSA Insured)	1,230	1,366
5% 6/1/24 (FSA Insured)	980	1,122
Series 2011 EE, 5% 9/1/20	1,320	1,326
Series 2012 II, 5% 3/1/22	6,155	6,428
Series 2013, 5% 3/1/23	13,920	14,888
Series 2016 BBB, 5% 6/15/23	9,010	9,698
New Jersey Edl. Facility:
Series 2014, 5% 6/15/21	10,760	11,038
Series 2016 A:
5% 7/1/21	2,150	2,220
5% 7/1/22	6,160	6,560
5% 7/1/23	3,315	3,631
5% 7/1/24	7,740	8,689
New Jersey Health Care Facilities Fing. Auth. Rev.:
Bonds:
Series 2019 B1, 5%, tender 7/1/24 (b)	3,175	3,677
Series 2019 B2, 5%, tender 7/1/25 (b)	3,890	4,631
Series 2019 B3, 5%, tender 7/1/26 (b)	2,085	2,540
Series 2016 A:
5% 7/1/21	170	177
5% 7/1/22	170	183
5% 7/1/23	595	664
5% 7/1/24	985	1,134
5% 7/1/24	475	547
5% 7/1/24	1,200	1,394
5% 7/1/25	515	606
5% 7/1/26	170	205
5% 7/1/27	255	306
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2015 1A, 5% 12/1/24 (c)	5,000	5,643
Series 2017 1A:
5% 12/1/22 (c)	1,250	1,344
5% 12/1/23 (c)	1,930	2,117
Series 2017 1B, 5% 12/1/21 (c)	1,285	1,348
Series 2019 A:
5% 12/1/23	720	808
5% 12/1/24	420	485
Series 2020:
5% 12/1/22 (c)	605	648
5% 12/1/23 (c)	1,830	2,000
5% 12/1/24 (c)	1,360	1,523
5% 12/1/25 (c)	2,440	2,762
5% 12/1/26 (c)	1,020	1,167
New Jersey Hsg. & Mtg. Fin. Agcy. Rev. Series 2019 D:
4% 10/1/21 (c)	2,120	2,197
4% 4/1/22 (c)	1,655	1,738
4% 4/1/23 (c)	1,090	1,171
4% 10/1/23 (c)	1,150	1,250
4% 4/1/25 (c)	1,405	1,573
New Jersey Tobacco Settlement Fing. Corp. Series 2018 A, 5% 6/1/22	1,350	1,455
New Jersey Tpk. Auth. Tpk. Rev.:
Bonds Series 2017 C5, 1 month U.S. LIBOR + 0.460% 0.581%, tender 1/1/21 (b)(e)	10,485	10,476
Series 2017 C1, 1 month U.S. LIBOR + 0.340% 0.461% 1/1/21 (Escrowed to Maturity) (b)(e)	1,170	1,168
New Jersey Trans. Trust Fund Auth.:
Series 2010 A, 0% 12/15/27	5,520	4,331
Series 2016 A:
5% 6/15/22	2,630	2,784
5% 6/15/27	3,960	4,475
Series 2018 A, 5% 6/15/24	5,000	5,563
Series A:
5% 12/15/24	1,780	1,969
5% 12/15/25	1,665	1,869
5% 12/15/26	2,600	2,954
Series AA, 5% 6/15/29	1,000	1,041
New Jersey Transit Corp. Ctfs. of Prtn. Series 2014 A, 5% 9/15/21	4,795	5,038
Rutgers State Univ. Rev. Series Q:
5% 5/1/21	990	1,023
5% 5/1/22	690	740
5% 5/1/23	540	605

TOTAL NEW JERSEY		165,433

New Mexico - 1.2%
New Mexico Hosp. Equip. Ln. Council Rev. Bonds Series 2019 B, 5%, tender 8/1/25 (b)	3,135	3,666
New Mexico Mtg. Fin. Auth. Series 2019 C, 4% 1/1/50	4,865	5,373
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev.:
Bonds Series 2019 A, 5%, tender 5/1/25 (b)	15,000	17,638
Series 2019 A:
4% 5/1/21	505	518
4% 11/1/21	625	651
4% 5/1/22	960	1,014
4% 11/1/23	710	778
4% 5/1/24	950	1,053
4% 11/1/24	1,450	1,623
4% 5/1/25	2,790	3,155

TOTAL NEW MEXICO		35,469

New York - 2.7%
Dorm. Auth. New York Univ. Rev.:
Series 1, 5% 7/1/27	2,055	2,620
Series 2016 A:
5% 7/1/22	490	524
5% 7/1/24	1,810	2,048
Long Island Pwr. Auth. Elec. Sys. Rev. Bonds Series 2019 B, 1.65%, tender 9/1/24 (b)	6,630	6,608
New York City Gen. Oblig.:
Bonds Series D, 5%, tender 2/1/24 (b)	1,500	1,688
Series 2016 E, 5% 8/1/24	1,000	1,174
Series A, 5% 8/1/26	1,000	1,242
New York Dorm. Auth. Rev. Bonds:
Series 2019 B1, 5%, tender 5/1/22 (b)	1,740	1,829
Series 2019 B2, 5%, tender 5/1/24 (b)	2,005	2,255
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. (NY Muni. Wtr. Fin. Auth. Projs.) Series 2020 A:
5% 6/15/23	2,000	2,271
5% 6/15/24	1,400	1,648
New York Metropolitan Trans. Auth. Rev.:
Bonds Series 2018 A, 5%, tender 11/15/20 (b)	20,000	20,099
Series 2008 B2, 5% 11/15/21	3,915	4,059
Series 2012 B, 5% 11/15/22	1,955	2,076
Series 2012 E, 5% 11/15/21	2,380	2,468
Series 2014 C, 5% 11/15/21	2,740	2,841
Series 2015 A, 5% 11/15/24	1,000	1,106
Series 2016 A:
5% 11/15/23	1,975	2,145
5% 11/15/23	1,450	1,575
Series 2016 B, 5% 11/15/21	2,150	2,229
Series 2017 B:
5% 11/15/23	4,025	4,372
5% 11/15/24	665	736
New York State Mtg. Agcy. Homeowner Mtg. Series 221, 3.5% 10/1/32 (c)	570	615
Niagara Frontier Trans. Auth. Arpt. Rev. Series 2019 A:
5% 4/1/25 (c)	625	732
5% 4/1/27 (c)	1,350	1,650
Onondaga County Ind. Dev. Agcy. Swr. Facilities Rev. (Bristol-Meyers Squibb Co. Proj.) Series 1994, 5.75% 3/1/24 (c)	5,335	6,230
Yonkers Gen. Oblig. Series 2017 C, 5% 10/1/22 (Build America Mutual Assurance Insured)	2,500	2,727

TOTAL NEW YORK		79,567

New York And New Jersey - 0.3%
Port Auth. of New York & New Jersey:
Series 178, 5% 12/1/23 (c)	1,000	1,137
Series 185, 5% 9/1/23 (c)	870	981
Series 188, 5% 5/1/25 (c)	1,180	1,396
Series 193, 5% 10/15/25 (c)	3,500	4,189

TOTAL NEW YORK AND NEW JERSEY		7,703

North Carolina - 1.3%
New Hanover County Hosp. Rev. Series 2017:
5% 10/1/25	1,115	1,320
5% 10/1/26	1,260	1,520
North Carolina Cap. Facilities Fin. Agcy. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2010 B, 0.65%, tender 9/1/20 (b)(c)	200	200
North Carolina Grant Anticipation Rev. Series 2017:
5% 3/1/22	3,580	3,853
5% 3/1/23	3,580	4,013
North Carolina Hsg. Fin. Agcy. Home Ownership Rev. Series 43, 4% 7/1/50	7,200	8,020
North Carolina Med. Care Commission Health Care Facilities Rev. Bonds:
Series 2019 B, 2.2%, tender 12/1/22 (b)	4,235	4,293
Series 2019 C, 2.55%, tender 6/1/26 (b)	7,335	7,646
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Series 2015 E:
5% 1/1/22	4,890	5,228
5% 1/1/23	1,465	1,616

TOTAL NORTH CAROLINA		37,709

Ohio - 2.3%
Akron Bath Copley Hosp. District Rev. Series 2016, 5% 11/15/24	1,955	2,266
Allen County Hosp. Facilities Rev.:
Bonds (Mercy Health) Series 2017 B, 5%, tender 5/5/22 (b)	5,280	5,663
Series 2020 A, 5% 12/1/23	1,045	1,182
American Muni. Pwr., Inc. Rev. Bonds:
(Combined Hydroelectric Proj.) Series 2018, 2.25%, tender 8/15/21 (b)	2,500	2,518
Series 2019 A, 2.3%, tender 2/15/22 (b)	5,990	6,005
Cleveland Arpt. Sys. Rev. Series 2016 A:
5% 1/1/24 (FSA Insured)	1,175	1,328
5% 1/1/25 (FSA Insured)	1,225	1,421
5% 1/1/26 (FSA Insured)	490	568
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013:
5% 6/15/22	2,100	2,245
5% 6/15/23	1,815	2,001
Franklin County Hosp. Facilities Rev. Series 2016 C, 5% 11/1/23	2,800	3,194
Hamilton County Convention Facilities Auth. Rev. Series 2014, 5% 12/1/21	2,000	2,083
Hamilton County HealthCare Facilities Rev. Series 2012:
5% 6/1/21	1,200	1,241
5.25% 6/1/26	1,000	1,073
Miami County Hosp. Facilities Rev. (Kettering Health Network Obligated Group Proj.) Series 2019:
5% 8/1/27	500	616
5% 8/1/28	1,000	1,258
Ohio Hosp. Facilities Rev. Series 2017 A:
5% 1/1/21	2,640	2,698
5% 1/1/22	1,665	1,775
5% 1/1/23	1,955	2,166
5% 1/1/24	1,690	1,941
5% 1/1/25	2,035	2,413
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. (Mtg. Backed Securities Prog.) Series 2019 B, 4.5% 3/1/50	375	422
Ohio Spl. Oblig. Series 2020 A:
5% 2/1/22	1,525	1,638
5% 2/1/23	2,510	2,804
Scioto County Hosp. Facilities Rev.:
Series 2016:
5% 2/15/21	1,295	1,329
5% 2/15/22	1,075	1,133
5% 2/15/23	2,075	2,252
5% 2/15/24	3,215	3,583
5% 2/15/25	2,065	2,355
5% 2/15/26	1,285	1,494
Series 2019, 5% 2/15/29	2,425	2,747
Univ. of Akron Gen. Receipts Series 2019 A:
5% 1/1/23	400	439
5% 1/1/24	760	861
5% 1/1/25	1,100	1,280

TOTAL OHIO		67,992

Oklahoma - 0.1%
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (OU Medicine Proj.) Series 2018 B:
5% 8/15/24	500	559
5% 8/15/25	500	570
5% 8/15/26	800	927
Oklahoma Dev. Fin. Auth. Rev. Series 2004 A, 2.375% 12/1/21 (b)	1,320	1,349
Oklahoma Hsg. Fin. Agcy. Collateralized Bonds Series 2019, 1.6%, tender 7/1/22	480	490

TOTAL OKLAHOMA		3,895

Oregon - 1.6%
Gilliam County Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.):
Series 2000 A, 2.4%, tender 5/2/22 (b)(c)	2,500	2,515
Series 2003 A, 2.4%, tender 5/2/22 (b)(c)	2,275	2,320
Oregon Bus. Dev. Commission Bonds Series 250, 5%, tender 3/1/22 (b)(c)	13,550	14,437
Oregon Bus. Dev. Commission Recovery Zone Facility Bonds (Intel Corp. Proj.) Series 232, 2.4%, tender 8/14/23 (b)	21,105	22,073
Oregon Facilities Auth. Rev. (Samaritan Health Svcs. Proj.):
Series 2020 A:
5% 10/1/24 (a)	200	229
5% 10/1/25 (a)	225	263
5% 10/1/26 (a)	150	179
Series A, 5% 10/1/27 (a)	150	182
Oregon State Hsg. & Cmnty. Svcs. Dept. (Single Family Mtg. Prog.) Series A, 3.5% 1/1/51	1,865	2,047
Port of Portland Arpt. Rev. Series 26 C, 5% 7/1/23 (c)	2,140	2,393

TOTAL OREGON		46,638

Pennsylvania - 1.9%
Berks County Muni. Auth. Rev. Bonds (Tower Health Proj.) Series 2020 B1, 5%, tender 2/1/25 (b)	665	740
Commonwealth Fing. Auth. Rev. Series 2020 A:
5% 6/1/24	1,475	1,715
5% 6/1/25	1,150	1,378
Lehigh County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(PPL Elec. Utils. Corp. Proj.) Series 2016 A, 1.8%, tender 9/1/22 (b)	2,445	2,472
Series B, 1.8%, tender 8/15/22 (b)	5,245	5,301
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2014 A:
5% 10/1/20	1,230	1,240
5% 10/1/23	190	209
Series 2019, 5% 9/1/29	1,000	1,270
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds:
(Waste Mgmt., Inc. Proj.):
Series 2009, 2.8%, tender 12/1/21 (b)	1,700	1,742
Series 2010 B, 3%, tender 7/1/20 (b)	2,300	2,300
Series 2017 A, 1.7%, tender 8/3/20 (b)(c)	3,220	3,221
Series 2011, 2.15%, tender 7/1/24 (b)(c)	1,000	1,024
Pennsylvania Gen. Oblig. Series 2017, 5% 1/1/27	3,955	4,982
Pennsylvania Higher Edl. Facilities Auth. Rev. Series 2014:
5% 12/1/21	270	288
5% 12/1/22	835	924
Pennsylvania Hsg. Fin. Agcy. Series 2020 13 2A, 3.5% 4/1/51	1,075	1,164
Pennsylvania Indl. Dev. Auth. Rev. Series 2012, 5% 7/1/21	1,140	1,192
Pennsylvania Pub. School Bldg. Auth. School Rev. (The School District of Harrisburg Proj.) Series 2016 A, 5% 12/1/21 (FSA Insured)	4,890	5,202
Philadelphia Arpt. Rev.:
Series 2017 A, 5% 7/1/24	490	564
Series 2017 B:
5% 7/1/24 (c)	4,790	5,469
5% 7/1/25 (c)	1,700	1,986
Philadelphia Auth. for Indl. Dev. Series 2020 C, 3% 11/1/20 (a)	400	401
Philadelphia Gas Works Rev. Series 15, 5% 8/1/21	1,225	1,277
Philadelphia School District:
Series 2018 A:
5% 9/1/24	1,000	1,162
5% 9/1/25	700	835
5% 9/1/26	750	916
Series 2019 A:
5% 9/1/21	985	1,032
5% 9/1/22	1,250	1,361
5% 9/1/23	315	355
5% 9/1/24	1,050	1,220
5% 9/1/25	1,200	1,432
Series 2019 B, 5% 9/1/24	1,000	1,162
Reading School District Series 2017:
5% 3/1/25 (FSA Insured)	320	380
5% 3/1/26 (FSA Insured)	260	317
5% 3/1/27 (FSA Insured)	250	312
5% 3/1/28 (FSA Insured)	245	306

TOTAL PENNSYLVANIA		56,851

Rhode Island - 1.2%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2016:
5% 5/15/21	1,475	1,522
5% 5/15/22	1,955	2,086
5% 5/15/23	1,180	1,296
5% 5/15/24	2,300	2,585
5% 5/15/25	5,385	6,166
Rhode Island Health & Edl. Bldg. Corp. Pub. Schools Rev. Series 2015, 5% 5/15/25 (FSA Insured)	5,910	7,055
Rhode Island Hsg. & Mtg. Fin. Corp. Series 2019 70, 4% 10/1/49	960	1,058
Rhode Island Hsg. & Mtg. Fin. Corp. Rev. Series 72 A, 3.5% 10/1/50	1,560	1,713
Rhode Island Student Ln. Auth. Student Ln. Rev. Series 2019 A:
5% 12/1/23 (c)	750	825
5% 12/1/24 (c)	1,000	1,126
5% 12/1/25 (c)	1,250	1,433
5% 12/1/26 (c)	1,000	1,160
5% 12/1/28 (c)	510	607
Tobacco Settlement Fing. Corp. Series 2015 A:
5% 6/1/24	1,885	2,112
5% 6/1/26	3,425	3,920
5% 6/1/27	980	1,119

TOTAL RHODE ISLAND		35,783

South Carolina - 0.8%
Lancaster County School District ( South Carolina Gen. Oblig. Proj.) Series 2017, 5% 3/1/22	2,020	2,176
Richland County School District #2 Gen. Oblig. (South Carolina Gen. Oblig. Proj.) Series 2015 A, 5% 2/1/23	2,565	2,873
Scago Edl. Facilities Corp. for Colleton School District (School District of Colleton County Proj.) Series 2015:
5% 12/1/23	4,345	4,890
5% 12/1/26	1,075	1,245
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev. Series 2019 A, 4% 1/1/50	1,395	1,558
South Carolina Pub. Svc. Auth. Rev.:
Series 2012 B, 5% 12/1/20	980	997
Series 2014 C:
5% 12/1/22	1,075	1,178
5% 12/1/23	4,890	5,512
Series A, 5% 12/1/23	2,995	3,376

TOTAL SOUTH CAROLINA		23,805

South Dakota - 0.1%
South Dakota Health & Edl. Facilities Auth. Rev. Series 2014 B:
4% 11/1/20	610	617
4% 11/1/21	490	511
5% 11/1/22	365	398

TOTAL SOUTH DAKOTA		1,526

Tennessee - 1.3%
Greeneville Health & Edl. Facilities Board Series 2018 A, 5% 7/1/21	650	671
Metropolitan Nashville Arpt. Auth. Rev. Series 2019 B:
5% 7/1/26 (c)	2,000	2,421
5% 7/1/27 (c)	2,000	2,469
5% 7/1/28 (c)	3,000	3,774
5% 7/1/29 (c)	3,800	4,855
5% 7/1/30 (c)	3,000	3,883
Tennergy Corp. Gas Rev. Bonds Series 2019 A, 5%, tender 10/1/24 (b)	11,590	13,400
Tennessee Energy Acquisition Corp. Bonds (Gas Rev. Proj.) Series A, 4%, tender 5/1/23 (b)	6,040	6,501

TOTAL TENNESSEE		37,974

Texas - 10.3%
Aledo Independent School District Series 2015, 0% 2/15/24	1,195	1,158
Austin Arpt. Sys. Rev. Series 2019 B:
5% 11/15/23 (c)	600	677
5% 11/15/24 (c)	625	726
5% 11/15/25 (c)	650	774
Central Reg'l. Mobility Auth. Series 2016:
5% 1/1/21	490	497
5% 1/1/22	1,465	1,526
5% 1/1/23	2,395	2,555
5% 1/1/24	3,295	3,588
5% 1/1/26	2,800	3,153
Collin County Series 2020:
5% 2/15/26 (a)	1,040	1,291
5% 2/15/27 (a)	1,040	1,322
Cypress-Fairbanks Independent School District Bonds:
Series 2014 B1, 1.25%, tender 8/15/22 (b)	2,420	2,445
Series 2014 B2, 1.4%, tender 8/17/20 (b)	3,220	3,223
Series 2014 B3, 1.4%, tender 8/17/20 (b)	3,485	3,489
Series 2015 B2, 2.125%, tender 8/16/21 (b)	16,000	16,285
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2013 F:
5% 11/1/21	2,935	3,095
5% 11/1/22	4,890	5,362
Series 2014 D, 5% 11/1/23 (c)	1,905	2,152
Dallas Independent School District Bonds:
Series 2016 B5, 5%, tender 2/15/21 (b)	7,825	8,041
Series 2016, 5%, tender 2/15/22 (b)	150	161
Series B6:
5%, tender 2/15/22 (b)	3,865	4,158
5%, tender 2/15/22 (b)	3,900	4,169
Denton Independent School District:
Bonds Series 2014 B, 2%, tender 8/1/24 (b)	1,970	2,066
Series 2016, 0% 8/15/25	1,610	1,556
El Paso Independent School District Series 2020:
5% 8/15/23	500	572
5% 8/15/24	650	770
Fort Bend Independent School District Bonds:
Series 2019 A, 1.95%, tender 8/1/22 (b)	9,990	10,186
Series C, 1.35%, tender 8/1/20 (b)	1,695	1,696
Series D, 1.5%, tender 8/1/21 (b)	3,060	3,092
Fort Worth Gen. Oblig.:
Series 2015 A, 5% 3/1/23	1,670	1,874
Series 2020:
5% 3/1/26 (a)	3,800	4,699
5% 3/1/27 (a)	4,050	5,121
5% 3/1/27 (a)	4,130	5,228
Fort Worth Independent School District Series 2015, 5% 2/15/22	1,580	1,701
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
Bonds Series 2019 B, 5%, tender 12/1/26 (b)	6,345	7,625
Series 2014 A, 5% 12/1/26	1,085	1,255
Houston Arpt. Sys. Rev.:
Series 2012 A, 5% 7/1/23 (c)	3,720	4,013
Series 2018 A:
5% 7/1/23 (c)	750	837
5% 7/1/25 (c)	1,550	1,827
Series 2018 C, 5% 7/1/23 (c)	1,500	1,673
Houston Independent School District Bonds:
Series 2012, 2.4%, tender 6/1/21 (b)	12,235	12,443
Series 2013 B, 2.4%, tender 6/1/21 (b)	5,880	5,980
Series 2014 A, 4%, tender 6/1/23 (b)	6,270	6,875
Leander Independent School District Series 2013 A, 0% 8/15/21	1,870	1,862
Lewisville Independent School District Series 1996, 0% 8/15/21	2,110	2,102
Love Field Arpt. Modernization Rev. Series 2015:
5% 11/1/22 (c)	1,000	1,078
5% 11/1/23 (c)	2,125	2,355
Mansfield Independent School District Series 2016, 5% 2/15/24	4,185	4,865
Midlothian Independent School District Bonds Series 2013 C, 2%, tender 8/1/24 (b)	1,645	1,725
Mission Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2020 A, 1.5%, tender 8/3/20 (b)(c)	800	800
Newark Higher Ed. Fin. Corp. (Abilene Christian Univ. Proj.) Series 2016 A, 5% 4/1/26	2,425	2,813
North East Texas Independent School District:
Bonds Series 2019, 2.2%, tender 8/1/24(b)	1,845	1,946
Series 2007, 5.25% 2/1/26	1,525	1,904
North Harris County Reg'l. Wtr. Auth. Series 2013, 4% 12/15/22	1,545	1,679
North Texas Tollway Auth. Rev. Series 2019 B, 5% 1/1/25	1,435	1,690
Northside Independent School District Bonds:
Series 2016, 2%, tender 6/1/21 (b)	11,865	12,024
Series 2019, 1.6%, tender 8/1/24 (b)	7,890	8,128
Pasadena Independent School District Bonds Series 2015 B, 1.5%, tender 8/15/24 (b)	6,615	6,811
Prosper Independent School District Bonds Series 2019 B, 2%, tender 8/15/23 (b)	10,000	10,387
Sam Rayburn Muni. Pwr. Agcy. Series 2012, 5% 10/1/20	980	991
San Antonio Arpt. Sys. Rev. Series 2019 A:
5% 7/1/22 (c)	705	756
5% 7/1/22 (c)	690	739
5% 7/1/23 (c)	555	613
5% 7/1/23 (c)	505	557
5% 7/1/24 (c)	1,750	1,984
5% 7/1/24 (c)	1,000	1,132
5% 7/1/25 (c)	1,250	1,448
5% 7/1/25 (c)	1,350	1,560
5% 7/1/26 (c)	1,500	1,768
5% 7/1/26 (c)	1,250	1,470
San Antonio Elec. & Gas Sys. Rev. Bonds:
Series 2015 B, 2%, tender 12/1/21 (b)	3,965	4,018
Series 2018, 2.75%, tender 12/1/22 (b)	10,100	10,620
San Antonio Pub. Facilities Corp. and Rfdg. Lease (Convention Ctr. Proj.) Series 2012:
5% 9/15/21	980	1,032
5% 9/15/22	3,365	3,691
San Antonio Wtr. Sys. Rev. Bonds Series 2013 F, 2%, tender 11/1/21 (b)	7,420	7,560
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Scott & White Healthcare Proj.) Series 2013 A:
5% 8/15/21	735	771
5% 8/15/23	980	1,106
Series 2013, 5% 9/1/20	895	901
Tarrant County Cultural Ed. Facilities Fin. Corp. Retirement Facility Rev. (MRC Crestview Proj.) Series 2010, 8.125% 11/15/44 (Pre-Refunded to 11/15/20 @ 100)	2,875	2,953
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
Series 2016 A, 5% 2/15/26	1,465	1,784
Series 2017 A, 5% 2/15/24	1,955	2,251
Texas Gen. Oblig.:
Bonds:
Series 2019 C2, 1.85%, tender 8/1/22 (b)	1,710	1,711
Series 2019 E2, 2.25%, tender 8/1/22 (b)	6,805	6,815
Series 2013 B, 5.25% 8/1/21 (c)	8,805	9,260
Series 2018, 4% 8/1/21 (c)	2,340	2,429
Series 2020 B:
3% 8/1/25 (c)	4,210	4,669
3% 8/1/26 (a)(c)	4,845	5,423
4% 8/1/27 (a)(c)	5,085	6,093
Tomball Independent School District Bonds Series 2014 B2, 2.125%, tender 8/15/21 (b)	4,920	5,008
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2016, 5% 8/1/23	1,550	1,768

TOTAL TEXAS		305,986

Utah - 0.3%
Salt Lake City Arpt. Rev. Series 2018 A, 5% 7/1/26 (c)	2,500	3,032
Utah County Hosp. Rev. Bonds Series 2020 B2, 5%, tender 8/1/26 (a)(b)	5,500	6,834

TOTAL UTAH		9,866

Vermont - 0.0%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (St. Michael's College Proj.) Series 2012, 5% 10/1/22	300	317
Virginia - 0.6%
Arlington County IDA Hosp. Facilities Series 2020, 5% 7/1/25	500	592
Chesapeake Trans. Sys. Toll Road Rev. Series 2012 A:
4% 7/15/20	590	591
5% 7/15/21	390	407
Fredericksburg Econ. Dev. Auth. Rev. Series 2014, 5% 6/15/24	2,290	2,625
Gloucester County Indl. Dev. Auth. Bonds Series 2003 A, 2.4%, tender 5/2/22 (b)(c)	1,500	1,530
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds Series 2008 B, 2.15%, tender 9/1/20 (b)	2,605	2,606
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev. Series 2016:
5% 6/15/24	1,185	1,358
5% 6/15/25	980	1,148
5% 6/15/26	1,680	2,011
Sussex County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds Series 2003 A, 2.4%, tender 5/2/22 (b)(c)	945	964
Wise County Indl. Dev. Auth. Waste & Sewage Rev. Bonds:
(Virginia Elec. and Pwr. Co. Proj.) Series 2010 A, 1.2%, tender 5/31/24 (b)	1,725	1,729
Series 2009 A, 2.15%, tender 9/1/20 (b)	1,175	1,175
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 1.9%, tender 6/1/23 (b)	800	825

TOTAL VIRGINIA		17,561

Washington - 2.2%
Grant County Pub. Util. District #2 Series 2012 A, 5% 1/1/21 (Escrowed to Maturity)	1,825	1,869
King County Hsg. Auth. Rev. Series 2019:
4% 11/1/24	1,075	1,228
4% 11/1/25	1,260	1,469
4% 11/1/30	1,575	1,939
King County Swr. Rev. Bonds Series 2020 B, 0.875%, tender 1/1/26 (a)(b)	18,000	18,000
Pierce County Swr. Rev. Series 2012, 5% 8/1/20	3,200	3,212
Port of Seattle Rev.:
Series 2013, 5% 7/1/24 (c)	775	857
Series 2016 B:
5% 10/1/21 (c)	2,720	2,868
5% 10/1/22 (c)	2,445	2,661
5% 10/1/23 (c)	2,965	3,326
Series 2019:
5% 4/1/22 (c)	1,785	1,908
5% 4/1/23 (c)	1,985	2,186
5% 4/1/24 (c)	2,000	2,265
5% 4/1/25 (c)	2,000	2,325
Tacoma Elec. Sys. Rev.:
Series 2013 A:
4% 1/1/21	195	199
5% 1/1/21	1,730	1,770
Series 2017:
5% 1/1/22	785	840
5% 1/1/25	660	791
5% 1/1/26	390	482
Tobacco Settlement Auth. Rev. Series 2013, 5% 6/1/22	2,170	2,329
Washington Health Care Facilities Auth. Rev.:
(Providence Health Systems Proj.) Series 2012 A, 5% 10/1/24	805	878
(Virginia Mason Med. Ctr. Proj.) Series 2017:
5% 8/15/25	1,450	1,570
5% 8/15/26	2,560	2,791
5% 8/15/27	2,125	2,333
Bonds Series 2019 B, 5%, tender 8/1/24 (b)	4,575	5,140

TOTAL WASHINGTON		65,236

West Virginia - 0.2%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds (Appalachian Pwr. Co. Amos Proj.) Series 2011 A, 1.7%, tender 9/1/20 (b)(c)	6,610	6,613
Wisconsin - 1.6%
Milwaukee County Arpt. Rev. Series 2013 A:
5% 12/1/20 (c)	1,300	1,321
5% 12/1/22 (c)	1,440	1,571
5.25% 12/1/23 (c)	1,505	1,707
Milwaukee Gen. Oblig. Series 2020 N4, 5% 4/1/23	10,000	11,187
Pub. Fin. Auth. Sr Liv Rev. (Mary's Woods At Marylhurst, Inc. Proj.) Series 2017 A, 5% 5/15/23 (d)	365	366
Wisconsin Health & Edl. Facilities:
(Hosp. Sisters Svcs., Inc.) Series 2014 A, 5% 11/15/22	3,305	3,615
Bonds:
Series 2018 B:
5%, tender 1/25/23 (b)	8,800	9,751
5%, tender 1/31/24 (b)	8,810	10,113
Series 2020 C, 5%, tender 2/15/27 (b)	5,000	5,949
Series 2014, 5% 5/1/21	625	646
Series 2019 A, 2.25% 11/1/26	1,000	934
Wisconsin Health & Edl. Facilities Auth. Rev. Series 2012, 5% 10/1/21	1,370	1,424

TOTAL WISCONSIN		48,584

TOTAL MUNICIPAL BONDS
(Cost $2,731,843)		2,798,978

Municipal Notes - 2.7%
Connecticut - 0.2%
Windsor Gen. Oblig. BAN Series 2020, 2% 6/24/21	6,630	$6,731
Florida - 0.3%
Tampa Hosp. Rev. Participating VRDN:
Series XM 08 85, 0.28% 7/7/20 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	6,975	6,975
Series XM 08 86, 0.28% 7/7/20 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	1,140	1,140

TOTAL FLORIDA		8,115

Massachusetts - 0.4%
Ashland Gen. Oblig. BAN Series 2020, 1.75% 1/22/21	11,479	11,565
New Jersey - 0.3%
Brick Township Gen. Oblig. BAN Series 2020, 2% 6/22/21	8,800	8,934
New York - 1.5%
New York Metropolitan Trans. Auth. Rev. BAN:
Series 2018 C, 5% 9/1/21	3,435	3,531
Series 2019 D1, 5% 9/1/22	38,000	39,930

TOTAL NEW YORK		43,461

TOTAL MUNICIPAL NOTES
(Cost $79,847)		78,806
	Shares	Value (000s)

Money Market Funds - 5.4%
Fidelity Municipal Cash Central Fund .18% (h)(i)
(Cost $160,526)	160,492,951	160,529
TOTAL INVESTMENT IN SECURITIES - 102.7%
(Cost $2,972,216)		3,038,313
NET OTHER ASSETS (LIABILITIES) - (2.7)%		(79,872)
NET ASSETS - 100%		$2,958,441

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $11,509,000 or 0.4% of net assets.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Provides evidence of ownership in one or more underlying municipal bonds.

 (g) Coupon rates are determined by re-marketing agents based on current market conditions.

 (h) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Municipal Cash Central Fund	$196
Total	$196

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Municipal Securities	$2,877,784	$--	$2,877,784	$--
Money Market Funds	160,529	160,529	--	--
Total Investments in Securities:	$3,038,313	$160,529	$2,877,784	$--

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

General Obligations	29.2%
Transportation	19.8%
Health Care	16.1%
Electric Utilities	7.2%
Industrial Development	5.2%
Others* (Individually Less Than 5%)	22.5%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		June 30, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $2,811,687)	$2,877,784
Fidelity Central Funds (cost $160,529)	160,529
Total Investment in Securities (cost $2,972,216)		$3,038,313
Cash		98
Receivable for investments sold		5,208
Receivable for fund shares sold		3,152
Interest receivable		29,874
Distributions receivable from Fidelity Central Funds		18
Receivable from investment adviser for expense reductions		285
Other receivables		7
Total assets		3,076,955
Liabilities
Payable for investments purchased
Regular delivery	$20,968
Delayed delivery	93,995
Payable for fund shares redeemed	1,430
Distributions payable	900
Accrued management fee	854
Distribution and service plan fees payable	54
Other affiliated payables	275
Other payables and accrued expenses	38
Total liabilities		118,514
Net Assets		$2,958,441
Net Assets consist of:
Paid in capital		$2,890,662
Total accumulated earnings (loss)		67,779
Net Assets		$2,958,441
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($180,411 ÷ 16,739 shares)(a)		$10.78
Maximum offering price per share (100/97.25 of $10.78)		$11.08
Class M:
Net Asset Value and redemption price per share ($10,758 ÷ 1,000 shares)(a)		$10.76
Maximum offering price per share (100/97.25 of $10.76)		$11.06
Class C:
Net Asset Value and offering price per share ($17,277 ÷ 1,606 shares)(a)		$10.76
Limited Term Municipal Income:
Net Asset Value, offering price and redemption price per share ($2,204,162 ÷ 204,869 shares)		$10.76
Class I:
Net Asset Value, offering price and redemption price per share ($288,017 ÷ 26,756 shares)		$10.76
Class Z:
Net Asset Value, offering price and redemption price per share ($257,816 ÷ 23,953 shares)		$10.76

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended June 30, 2020 (Unaudited)
Investment Income
Interest		$29,705
Income from Fidelity Central Funds		196
Total income		29,901
Expenses
Management fee	$5,106
Transfer agent fees	1,407
Distribution and service plan fees	327
Accounting fees and expenses	252
Custodian fees and expenses	11
Independent trustees' fees and expenses	5
Registration fees	111
Audit	33
Legal	2
Miscellaneous	10
Total expenses before reductions	7,264
Expense reductions	(1,623)
Total expenses after reductions		5,641
Net investment income (loss)		24,260
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,900
Total net realized gain (loss)		1,900
Change in net unrealized appreciation (depreciation) on investment securities		10,000
Net gain (loss)		11,900
Net increase (decrease) in net assets resulting from operations		$36,160

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2020 (Unaudited)	Year ended December 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$24,260	$49,151
Net realized gain (loss)	1,900	7,650
Change in net unrealized appreciation (depreciation)	10,000	60,006
Net increase (decrease) in net assets resulting from operations	36,160	116,807
Distributions to shareholders	(25,363)	(54,530)
Share transactions - net increase (decrease)	95	(6,552)
Total increase (decrease) in net assets	10,892	55,725
Net Assets
Beginning of period	2,947,549	2,891,824
End of period	$2,958,441	$2,947,549

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Limited Term Municipal Income Fund Class A

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$10.72	$10.49	$10.53	$10.45	$10.64	$10.71
Income from Investment Operations
Net investment income (loss)A	.075	.150	.135	.122	.118	.129
Net realized and unrealized gain (loss)	.064	.250	(.038)	.086	(.188)	(.048)
Total from investment operations	.139	.400	.097	.208	(.070)	.081
Distributions from net investment income	(.075)	(.150)	(.135)	(.121)	(.118)	(.130)
Distributions from net realized gain	(.004)	(.020)	(.002)	(.007)	(.002)	(.021)
Total distributions	(.079)	(.170)	(.137)	(.128)	(.120)	(.151)
Redemption fees added to paid in capitalA	–	–	–	–	–B	–B
Net asset value, end of period	$10.78	$10.72	$10.49	$10.53	$10.45	$10.64
Total ReturnC,D,E	1.30%	3.83%	.93%	2.00%	(.68)%	.76%
Ratios to Average Net AssetsF,G
Expenses before reductions	.81%H	.80%	.81%	.81%	.80%	.81%
Expenses net of fee waivers, if any	.66%H	.78%	.81%	.81%	.80%	.81%
Expenses net of all reductions	.66%H	.78%	.81%	.81%	.80%	.81%
Net investment income (loss)	1.41%H	1.41%	1.28%	1.15%	1.10%	1.21%
Supplemental Data
Net assets, end of period (in millions)	$180	$180	$155	$234	$317	$377
Portfolio turnover rateI	25%H	43%	27%J	33%	31%	30%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Limited Term Municipal Income Fund Class M

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$10.70	$10.47	$10.51	$10.43	$10.62	$10.69
Income from Investment Operations
Net investment income (loss)A	.075	.154	.139	.126	.121	.134
Net realized and unrealized gain (loss)	.064	.250	(.038)	.087	(.188)	(.049)
Total from investment operations	.139	.404	.101	.213	(.067)	.085
Distributions from net investment income	(.075)	(.154)	(.139)	(.126)	(.121)	(.134)
Distributions from net realized gain	(.004)	(.020)	(.002)	(.007)	(.002)	(.021)
Total distributions	(.079)	(.174)	(.141)	(.133)	(.123)	(.155)
Redemption fees added to paid in capitalA	–	–	–	–	–B	–B
Net asset value, end of period	$10.76	$10.70	$10.47	$10.51	$10.43	$10.62
Total ReturnC,D,E	1.31%	3.88%	.98%	2.04%	(.65)%	.80%
Ratios to Average Net AssetsF,G
Expenses before reductions	.76%H	.75%	.76%	.77%	.77%	.77%
Expenses net of fee waivers, if any	.65%H	.74%	.76%	.76%	.77%	.77%
Expenses net of all reductions	.65%H	.74%	.76%	.76%	.77%	.77%
Net investment income (loss)	1.42%H	1.45%	1.33%	1.19%	1.14%	1.25%
Supplemental Data
Net assets, end of period (in millions)	$11	$12	$15	$17	$20	$22
Portfolio turnover rateI	25%H	43%	27%J	33%	31%	30%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Limited Term Municipal Income Fund Class C

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$10.70	$10.47	$10.51	$10.43	$10.62	$10.69
Income from Investment Operations
Net investment income (loss)A	.037	.072	.057	.043	.038	.050
Net realized and unrealized gain (loss)	.064	.250	(.038)	.087	(.188)	(.049)
Total from investment operations	.101	.322	.019	.130	(.150)	.001
Distributions from net investment income	(.037)	(.072)	(.057)	(.043)	(.038)	(.050)
Distributions from net realized gain	(.004)	(.020)	(.002)	(.007)	(.002)	(.021)
Total distributions	(.041)	(.092)	(.059)	(.050)	(.040)	(.071)
Redemption fees added to paid in capitalA	–	–	–	–	–B	–B
Net asset value, end of period	$10.76	$10.70	$10.47	$10.51	$10.43	$10.62
Total ReturnC,D,E	.94%	3.08%	.19%	1.24%	(1.42)%	.01%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.54%H	1.54%	1.55%	1.55%	1.55%	1.55%
Expenses net of fee waivers, if any	1.38%H	1.52%	1.55%	1.55%	1.55%	1.55%
Expenses net of all reductions	1.38%H	1.52%	1.54%	1.55%	1.55%	1.55%
Net investment income (loss)	.69%H	.67%	.55%	.41%	.35%	.47%
Supplemental Data
Net assets, end of period (in millions)	$17	$20	$32	$40	$53	$63
Portfolio turnover rateI	25%H	43%	27%J	33%	31%	30%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Limited Term Municipal Income Fund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$10.70	$10.47	$10.51	$10.43	$10.63	$10.69
Income from Investment Operations
Net investment income (loss)A	.090	.185	.170	.157	.152	.164
Net realized and unrealized gain (loss)	.064	.250	(.038)	.087	(.198)	(.039)
Total from investment operations	.154	.435	.132	.244	(.046)	.125
Distributions from net investment income	(.090)	(.185)	(.170)	(.157)	(.152)	(.164)
Distributions from net realized gain	(.004)	(.020)	(.002)	(.007)	(.002)	(.021)
Total distributions	(.094)	(.205)	(.172)	(.164)	(.154)	(.185)
Redemption fees added to paid in capitalA	–	–	–	–	–B	–B
Net asset value, end of period	$10.76	$10.70	$10.47	$10.51	$10.43	$10.63
Total ReturnC,D	1.45%	4.18%	1.28%	2.35%	(.45)%	1.18%
Ratios to Average Net AssetsE,F
Expenses before reductions	.47%G	.46%	.46%	.47%	.48%	.48%
Expenses net of fee waivers, if any	.37%G	.45%	.46%	.47%	.48%	.48%
Expenses net of all reductions	.37%G	.45%	.46%	.47%	.48%	.48%
Net investment income (loss)	1.70%G	1.74%	1.63%	1.49%	1.43%	1.54%
Supplemental Data
Net assets, end of period (in millions)	$2,204	$2,245	$2,393	$2,740	$2,779	$3,058
Portfolio turnover rateH	25%G	43%	27%I	33%	31%	30%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Limited Term Municipal Income Fund Class I

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$10.71	$10.48	$10.51	$10.44	$10.63	$10.70
Income from Investment Operations
Net investment income (loss)A	.090	.178	.162	.149	.145	.156
Net realized and unrealized gain (loss)	.054	.250	(.028)	.077	(.188)	(.048)
Total from investment operations	.144	.428	.134	.226	(.043)	.108
Distributions from net investment income	(.090)	(.178)	(.162)	(.149)	(.145)	(.157)
Distributions from net realized gain	(.004)	(.020)	(.002)	(.007)	(.002)	(.021)
Total distributions	(.094)	(.198)	(.164)	(.156)	(.147)	(.178)
Redemption fees added to paid in capitalA	–	–	–	–	–B	–B
Net asset value, end of period	$10.76	$10.71	$10.48	$10.51	$10.44	$10.63
Total ReturnC,D	1.36%	4.11%	1.29%	2.17%	(.42)%	1.02%
Ratios to Average Net AssetsE,F
Expenses before reductions	.55%G	.54%	.54%	.54%	.55%	.55%
Expenses net of fee waivers, if any	.37%G	.51%	.54%	.54%	.55%	.55%
Expenses net of all reductions	.37%G	.51%	.54%	.54%	.54%	.55%
Net investment income (loss)	1.70%G	1.68%	1.55%	1.42%	1.36%	1.47%
Supplemental Data
Net assets, end of period (in millions)	$288	$276	$269	$327	$297	$276
Portfolio turnover rateH	25%G	43%	27%I	33%	31%	30%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Limited Term Municipal Income Fund Class Z

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.71	$10.48	$10.41
Income from Investment Operations
Net investment income (loss)B	.093	.189	.048
Net realized and unrealized gain (loss)	.054	.250	.067
Total from investment operations	.147	.439	.115
Distributions from net investment income	(.093)	(.189)	(.045)
Distributions from net realized gain	(.004)	(.020)	–
Total distributions	(.097)	(.209)	(.045)
Net asset value, end of period	$10.76	$10.71	$10.48
Total ReturnC,D	1.39%	4.22%	1.11%
Ratios to Average Net AssetsE,F
Expenses before reductions	.43%G	.43%	.43%G
Expenses net of fee waivers, if any	.31%G	.40%	.43%G
Expenses net of all reductions	.31%G	.40%	.43%G
Net investment income (loss)	1.76%G	1.79%	1.78%G
Supplemental Data
Net assets, end of period (in millions)	$258	$214	$28
Portfolio turnover rateH	25%G	43%	27%I

 A For the period October 2, 2018 (commencement of sale of shares) to December 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2020
(Amounts in thousands except percentages)

1. Organization.

Fidelity Limited Term Municipal Income Fund (the Fund) is a fund of Fidelity Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Limited Term Municipal Income, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

Broker-dealer Fidelity Distributors Corporation merged with and into Fidelity Investments Institutional Services Company, Inc. ("FIISC"). FIISC was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Distributors Company LLC".

Fidelity Investments Institutional Operations Company, Inc. converted from a Massachusetts corporation to a Massachusetts LLC, and changed its name to "Fidelity Investments Institutional Operations Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2020 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, short-term gain distributions from the Fidelity Central Funds, capital loss carryforwards and losses deferred due to wash sales.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$69,943
Gross unrealized depreciation	(3,813)
Net unrealized appreciation (depreciation)	$66,130
Tax cost	$2,972,183

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Limited Term Municipal Income Fund	463,416	342,906

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .35% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$220	$39
Class M	-%	.25%	15	–(a)
Class C	.75%	.25%	92	9
			$327	$48

 (a) In the amount of less than five-hundred dollars.

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% or .50% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$3
Class M	–(a)
Class C(b)	8
$11

 (a) In the amount of less than five-hundred dollars.

 (b) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$155.18
Class M	7.12
Class C	14.15
Limited Term Municipal Income	938.09
Class I	236.17
Class Z	57.05
	$1,407

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Limited Term Municipal Income Fund	.02

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Amount
Fidelity Limited Term Municipal Income Fund	$4

During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through April 30, 2021. Some expenses, for example the compensation of the independent Trustees and certain other expenses such as interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	.66%	$131
Class M	.65%	6
Class C	1.38%	15
Limited Term Municipal Income	.37%	1,071
Class I	.37%	253
Class Z	.31%	138
		$1,614

In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $6.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $3.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2020	Year ended December 31, 2019
Distributions to shareholders
Class A	$1,297	$2,547
Class M	87	221
Class C	71	205
Limited Term Municipal Income	19,356	43,617
Class I	2,482	5,131
Class Z	2,070	2,809
Total	$25,363	$54,530

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2020	Year ended December 31, 2019	Six months ended June 30, 2020	Year ended December 31, 2019
Class A
Shares sold	3,168	6,700	$33,902	$71,541
Reinvestment of distributions	116	229	1,244	2,441
Shares redeemed	(3,302)	(4,941)	(35,008)	(52,652)
Net increase (decrease)	(18)	1,988	$138	$21,330
Class M
Shares sold	216	103	$2,259	$1,100
Reinvestment of distributions	7	20	80	211
Shares redeemed	(333)	(455)	(3,569)	(4,851)
Net increase (decrease)	(110)	(332)	$(1,230)	$(3,540)
Class C
Shares sold	189	314	$2,021	$3,349
Reinvestment of distributions	6	17	62	178
Shares redeemed	(471)	(1,516)	(5,008)	(16,099)
Net increase (decrease)	(276)	(1,185)	$(2,925)	$(12,572)
Limited Term Municipal Income
Shares sold	31,771	41,077	$338,568	$437,144
Reinvestment of distributions	1,321	3,036	14,113	32,356
Shares redeemed	(38,023)	(62,869)	(401,931)	(667,600)
Net increase (decrease)	(4,931)	(18,756)	$(49,250)	$(198,100)
Class I
Shares sold	8,162	8,640	$87,090	$91,893
Reinvestment of distributions	212	424	2,267	4,522
Shares redeemed	(7,403)	(8,939)	(78,381)	(95,152)
Net increase (decrease)	971	125	$10,976	$1,263
Class Z
Shares sold	8,083	20,895	$86,341	$222,339
Reinvestment of distributions	151	208	1,611	2,225
Shares redeemed	(4,310)	(3,703)	(45,566)	(39,497)
Net increase (decrease)	3,924	17,400	$42,386	$185,067

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2020 to June 30, 2020).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period-B January 1, 2020 to June 30, 2020
Class A	.66%
Actual		$1,000.00	$1,013.00	$3.30
Hypothetical-C		$1,000.00	$1,021.58	$3.32
Class M	.65%
Actual		$1,000.00	$1,013.10	$3.25
Hypothetical-C		$1,000.00	$1,021.63	$3.27
Class C	1.38%
Actual		$1,000.00	$1,009.40	$6.89
Hypothetical-C		$1,000.00	$1,018.00	$6.92
Limited Term Municipal Income	.37%
Actual		$1,000.00	$1,014.50	$1.85
Hypothetical-C		$1,000.00	$1,023.02	$1.86
Class I	.37%
Actual		$1,000.00	$1,013.60	$1.85
Hypothetical-C		$1,000.00	$1,023.02	$1.86
Class Z	.31%
Actual		$1,000.00	$1,013.90	$1.55
Hypothetical-C		$1,000.00	$1,023.32	$1.56

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

STM-SANN-0820
1.701069.122

Fidelity® Conservative Income Municipal Bond Fund

Semi-Annual Report

June 30, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Maturity Diversification as of June 30, 2020

% of fund's investments
1 - 7	45.6
8 - 30	0.6
31 - 60	5.9
61 - 90	2.1
91 - 180	7.6
> 180	38.7

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Top Five States as of June 30, 2020

% of fund's net assets
Florida	9.8
Other	8.6
Illinois	7.9
Texas	7.4
New York	7.4

Top Five Sectors as of June 30, 2020

% of fund's net assets
Synthetics	21.7
Transportation	15.7
Industrial Development	12.5
General Obligations	12.2
Electric Utilities	11.2

Quality Diversification (% of fund's net assets)

As of June 30, 2020
AAA	2.1%
AA,A	33.8%
BBB	5.9%
Short-Term Investments and Net Other Assets	58.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Schedule of Investments June 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 45.0%
	Principal Amount	Value
Alabama - 0.4%
Alabama 21st Century Auth. Tobacco Settlement Rev. Series 2012 A, 5% 6/1/21	950,000	988,748
Black Belt Energy Gas District Bonds Series 2016 A, 4%, tender 6/1/21 (a)	8,825,000	9,056,435

TOTAL ALABAMA		10,045,183

Alaska - 0.5%
Valdez Marine Term. Rev. (BP Pipelines (Alaska), Inc. Proj.):
Series 2003 B, 5% 1/1/21	$8,720,000	$8,883,776
Series 2003 C, 5% 1/1/21	2,875,000	2,928,997

TOTAL ALASKA		11,812,773

Arizona - 0.6%
Arizona Board of Regents Ctfs. of Prtn.:
(Univ. of Arizona Proj.) Series 2018 A, 5% 6/1/22	630,000	678,523
Series 2015 A, 5% 6/1/22	100,000	107,702
Arizona Ctfs. of Prtn. Series 2019 A, 5% 10/1/21	920,000	974,740
Coconino County Poll. Cont. Corp. Rev. Bonds Series 2017 A, 1.875%, tender 3/31/23 (a)(b)	750,000	755,550
Maricopa County Rev. Bonds:
Series 2019 B, SIFMA Municipal Swap Index + 0.380% 0.51%, tender 10/18/22 (a)(c)	8,270,000	8,224,019
Series B, 5%, tender 10/18/22 (a)	2,500,000	2,720,550
Phoenix Civic Impt. Board Arpt. Rev. Series 2018, 5% 7/1/22 (b)	1,000,000	1,080,560

TOTAL ARIZONA		14,541,644

Arkansas - 0.1%
Little Rock School District Series 2017, 3% 2/1/21	3,255,000	3,303,637
California - 1.6%
California Infrastructure and Econ. Dev. Bank Rev. Bonds:
Series 2018 A, 1 month U.S. LIBOR + 0.380% 0.509%, tender 7/2/20 (a)(c)	21,270,000	21,126,853
Series 2018 C, 1 month U.S. LIBOR + 0.380% 0.509%, tender 7/2/20 (a)(c)	5,960,000	5,919,889
Los Angeles Dept. Arpt. Rev.:
Series 2017 B, 5% 5/15/23 (b)	1,700,000	1,898,611
Series 2018 C, 5% 5/15/22 (b)	6,490,000	6,980,839
Series 2019 A, 5% 5/15/23 (b)	765,000	854,375
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Series 2013 A, 5% 5/1/22 (b)	920,000	983,443

TOTAL CALIFORNIA		37,764,010

Colorado - 1.4%
Colorado Health Facilities Auth. Bonds (Valley View Hosp. Assoc. Proj.) Series 2018, 2.8%, tender 5/15/23 (a)	950,000	993,852
Colorado Univ. Co. Hosp. Auth. Rev. Bonds Series 2017C-2, 5%, tender 3/1/22 (a)	2,675,000	2,800,698
Denver City & County Arpt. Rev.:
(Sub Lien Proj.) Series 2013 A, 5% 11/15/21 (b)	1,210,000	1,277,191
Series 2011 A:
5% 11/15/20 (b)	1,000,000	1,015,188
5% 11/15/21 (b)	5,000,000	5,277,650
5.75% 11/15/20 (b)	1,830,000	1,862,843
Series 2012 A, 5% 11/15/22 (b)	1,000,000	1,094,210
Series 2013 A, 5% 11/15/22 (b)	800,000	874,376
E-470 Pub. Hwy. Auth. Rev.:
Series 2000 B, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	1,998,166
Series 2010 C:
5.25% 9/1/25	690,000	695,644
5.375% 9/1/26	11,325,000	11,420,017
Series 2015 A:
2.35% 9/1/20	300,000	300,877
5% 9/1/20	945,000	951,856
Series B, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,995,000	1,993,171
Vauxmont Metropolitan District Series 2020, 5% 12/1/23 (FSA Insured) (d)	195,000	218,006

TOTAL COLORADO		32,773,745

Connecticut - 1.7%
Connecticut Gen. Oblig.:
Series 2011 D, 5% 11/1/22	395,000	418,408
Series 2013 D, 5% 8/15/20	560,000	563,022
Series 2014 D, 5% 6/15/22	750,000	815,040
Series 2015 C, SIFMA Municipal Swap Index + 0.900% 1.03% 6/15/21 (a)(c)	4,900,000	4,909,522
Series 2015 F, 5% 11/15/20	630,000	640,518
Series 2016 B:
5% 5/15/21	5,695,000	5,917,532
5% 5/15/23	955,000	1,073,239
Series 2016 E:
5% 10/15/20	3,560,000	3,606,028
5% 10/15/21	475,000	502,303
Series 2016 G, 5% 11/1/21	2,650,000	2,807,569
Series 2018 B:
5% 4/15/21	3,285,000	3,401,074
5% 4/15/22	1,555,000	1,678,685
Series 2018 E, 5% 9/15/21	2,595,000	2,734,845
Series 2018 F:
5% 9/15/21	715,000	753,531
5% 9/15/22	2,025,000	2,223,835
Series D, SIFMA Municipal Swap Index + 1.020% 1.15% 8/15/20 (a)(c)	1,935,000	1,935,851
Connecticut Higher Ed. Supplemental Ln. Auth. Rev.:
(Chesla Ln. Prog.) Series 2017 A, 5% 11/15/21 (b)	650,000	680,667
(Chesla Loan Prog.):
Series B, 5% 11/15/22 (b)	125,000	134,755
Series C:
5% 11/15/20	75,000	76,035
5% 11/15/21	100,000	104,970
5% 11/15/22	175,000	189,509
5% 11/15/23	225,000	250,265
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2014 A, 5% 9/1/20	495,000	498,541
Series 2016 A, 5% 9/1/21	1,780,000	1,869,623
Series A:
4% 5/1/21	500,000	513,891
5% 1/1/21	1,100,000	1,123,771
New Britain Gen. Oblig. Series 2017 A, 5% 3/1/21 (FSA Insured)	255,000	262,629

TOTAL CONNECTICUT		39,685,658

District Of Columbia - 0.7%
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2011 C, 5% 10/1/22 (b)	1,695,000	1,782,648
Series 2013 A, 5% 10/1/22 (b)	1,000,000	1,092,800
Series 2014 A, 5% 10/1/21 (b)	610,000	640,860
Series 2017 A, 5% 10/1/21 (b)	1,560,000	1,638,920
Series 2019 A:
5% 10/1/21 (b)	380,000	399,224
5% 10/1/22 (b)	220,000	240,416
Series 2020 A:
5% 10/1/21 (b)(d)	2,490,000	2,614,301
5% 10/1/22 (b)(d)	3,625,000	3,958,935
5% 10/1/23 (b)(d)	1,910,000	2,159,771
Series 2020 B, 5% 10/1/21 (d)	1,260,000	1,326,100

TOTAL DISTRICT OF COLUMBIA		15,853,975

Florida - 3.2%
Broward County Arpt. Sys. Rev.:
Series 2012 P1, 5% 10/1/20 (b)	3,760,000	3,797,258
Series 2013 A, 5% 10/1/20 (b)	700,000	706,936
Series 2019 A:
5% 10/1/21 (b)	2,400,000	2,518,344
5% 10/1/22 (b)	1,585,000	1,724,654
Series 2019 B, 5% 10/1/22 (b)	865,000	941,215
Broward County Port Facilities Rev.:
Series 2011 B:
5% 9/1/21 (b)	215,000	223,467
5% 9/1/21 (Escrowed to Maturity) (b)	430,000	451,341
5% 9/1/22 (b)	330,000	342,949
5% 9/1/22 (Pre-Refunded to 9/1/21 @ 100) (b)	670,000	703,252
Citizens Property Ins. Corp.:
Series 2012 A1, 5% 6/1/21	9,425,000	9,794,377
Series 2015 A1, 5% 6/1/22	2,330,000	2,466,608
Escambia County Solid Waste Disp. Rev. Bonds (Gulf Pwr. Co. Proj.) Series 2009 1, 1.8%, tender 11/19/20 (a)	1,850,000	1,858,279
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Series 2015 A, 4% 10/1/22 (b)	1,070,000	1,144,526
Series 2016, 5% 10/1/20 (b)	150,000	151,467
Series 2019 A, 5% 10/1/22 (b)	4,430,000	4,836,940
Hillsborough County Aviation Auth. Rev. Series 2013 A, 5% 10/1/20 (b)	1,510,000	1,524,506
Jacksonville Elec. Auth. Elec. Sys. Rev.:
Series 2010 B, 5% 10/1/20	635,000	641,933
Series 2013 A, 5% 10/1/20	4,400,000	4,448,042
Series 2013 D, 5% 10/1/20	1,495,000	1,511,323
Series 2014 A, 5% 10/1/21	1,100,000	1,159,895
Miami-Dade County Aviation Rev.:
Series 2012 A, 5% 10/1/21 (b)	710,000	744,101
Series 2014:
5% 10/1/20 (b)	1,400,000	1,413,520
5% 10/1/21 (b)	820,000	859,385
Series 2015 A:
5% 10/1/20 (b)	3,800,000	3,836,696
5% 10/1/21 (b)	790,000	827,944
Series 2017 B:
2.75% 10/1/20 (b)	2,100,000	2,108,660
5% 10/1/20 (b)	1,600,000	1,615,451
Miami-Dade County Expressway Auth.:
(Waste Mgmt., Inc. of Florida Proj.) Series 2013 A, 5% 7/1/21	1,505,000	1,562,287
Series 2014 B, 5% 7/1/21	685,000	711,074
Miami-Dade County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt. of Florida Proj.) Series 2018, 2.85%, tender 8/2/21 (a)(b)	1,560,000	1,584,398
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2014 D, 5% 11/1/20	485,000	492,491
Series 2015 A, 5% 5/1/21	1,060,000	1,100,929
Orange County Health Facilities Auth. Series B:
5% 10/1/20	3,340,000	3,373,096
5% 10/1/21	2,670,000	2,801,658
5% 10/1/22	2,605,000	2,835,126
Orlando Utils. Commission Util. Sys. Rev. Bonds Series 2017 A, 5%, tender 10/1/20 (a)	640,000	647,150
Palm Beach County School Board Ctfs. of Prtn.:
(Palm Beach County School District Proj.) Series 2018 A, 5% 8/1/20	1,500,000	1,505,645
Series 2014 B, 5% 8/1/21	590,000	619,559
Tampa Solid Waste Sys. Rev. Series 2013, 5% 10/1/20 (Escrowed to Maturity) (b)	4,335,000	4,384,196
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2016 A, 5% 9/1/20	435,000	437,893

TOTAL FLORIDA		74,408,571

Georgia - 3.6%
Bartow County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Bowen Proj.) Series 2013, 1.55%, tender 8/19/22 (a)	3,530,000	3,534,518
Clarke County Hosp. Auth. Series 2016, 5% 7/1/20	560,000	560,000
Cobb County Kennestone Hosp. Auth. Rev. (Wellstar Health Sys., Inc. Proj.) Series 2017 A, 5% 4/1/21	300,000	308,815
DeKalb Private Hosp. Auth. Rev. Series 2019 B, 5% 7/1/21	1,370,000	1,431,953
Fulton County Dev. Auth. Hosp. R (Wellstar Health Sys., Inc. Proj.) Series 2017 A, 5% 4/1/21	245,000	252,199
Fulton County Dev. Auth. (Piedmont Healthcare, Inc. Proj.) Series 2016, 5% 7/1/20	370,000	370,000
Georgia Muni. Elec. Auth. Pwr. Rev.:
(Combined Cycle Proj.) Series 2012 A, 5% 11/1/20	700,000	708,570
Series 2008 A, 5.25% 1/1/21	400,000	407,725
Series 2011 A, 5% 1/1/21	9,260,000	9,427,393
Series 2011 B, 5% 1/1/21	770,000	783,919
Series 2015 A, 5% 1/1/21	745,000	758,467
Series 2016 A, 4% 1/1/21	820,000	830,773
Series 2019 A, 5% 1/1/21	600,000	610,846
Series C, 5% 1/1/22	830,000	874,629
Series GG, 5% 1/1/21	635,000	646,639
Griffin-Spalding County Hosp. (Wellstar Health Sys., Inc. Proj.) Series 2017 A, 3% 4/1/21	100,000	101,454
Lagrange-Troup County Hosp. Rev. (Wellstar Health Sys., Inc. Proj.) Series 2017 A, 5% 4/1/21	240,000	247,052
Main Street Natural Gas, Inc. Bonds:
Series 2018 A, 4%, tender 9/1/23 (a)	2,435,000	2,650,449
Series 2018 E, SIFMA Municipal Swap Index + 0.570% 0.7%, tender 12/1/23 (a)(c)	36,180,000	35,577,603
Seroes 2018 B, 1 month U.S. LIBOR + 0.750% 0.866%, tender 9/1/23 (a)(c)	23,100,000	22,902,726

TOTAL GEORGIA		82,985,730

Hawaii - 0.1%
State of Hawaii Dept. of Trans. Series 2013:
5% 8/1/21 (FSA Insured) (b)	700,000	730,009
5% 8/1/22 (b)	750,000	803,303

TOTAL HAWAII		1,533,312

Idaho - 0.0%
Idaho Hsg. & Fin. Assoc. Single Family Mtg. (Idaho St Garvee Proj.) Series 2017 A, 5% 7/15/21	660,000	689,738
Illinois - 5.3%
Champaign County Cmnty. Unit:
Series 2017, 5% 1/1/21	745,000	761,968
Series 2020 A, 0% 1/1/23	200,000	197,604
Chicago Midway Arpt. Rev. Series 2014 A, 5% 1/1/22 (b)	2,000,000	2,113,360
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2012 B, 5% 1/1/22 (b)	4,720,000	4,988,238
Series 2013 A:
5% 1/1/21 (b)	3,200,000	3,261,068
5% 1/1/22 (b)	2,100,000	2,219,343
5% 1/1/23 (b)	1,835,000	2,006,829
Series 2015 B, 5% 1/1/21	1,550,000	1,582,475
Series 2015 C, 5% 1/1/22 (b)	900,000	951,147
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017, 5% 6/1/21	975,000	1,006,932
Cook County Gen. Oblig. Series 2012 C, 5% 11/15/22	1,145,000	1,217,009
Illinois Fin. Auth. Rev.:
(Hosp. Sisters Svcs., Inc. Proj.) Series 2012 C, 5% 8/15/20	2,005,000	2,014,718
Bonds:
(Ascension Health Cr. Group Proj.) Series 2012 E2, 1.75%, tender 4/1/21 (a)	2,100,000	2,117,656
Series 2017 B, 5%, tender 12/15/22 (a)	400,000	442,772
Series 2011 A, 5% 8/15/21	775,000	809,860
Series 2012 A, 5% 10/1/20	970,000	980,959
Series 2019:
5% 9/1/20	550,000	552,326
5% 9/1/21	465,000	478,778
5% 9/1/22	225,000	238,115
Illinois Gen. Oblig.:
Series 2012:
5% 8/1/20 (FSA Insured)	3,100,000	3,106,992
5% 8/1/22 (FSA Insured)	7,845,000	8,294,832
Series 2016:
5% 11/1/20	2,955,000	2,978,128
5% 2/1/21	150,000	152,049
Series 2017 D, 5% 11/1/20	16,675,000	16,805,512
Series 2018 A, 5% 10/1/20	5,725,000	5,758,432
Series 2018 B, 5% 10/1/20	2,890,000	2,906,877
Series 2019 A, 5% 11/1/20	25,900,000	26,102,714
Illinois Muni. Elec. Agcy. Pwr. Supply:
Series 2015 A, 5% 2/1/21	1,390,000	1,426,127
Series C, 5.25% 2/1/21	1,000,000	1,027,438
Illinois Reg'l. Trans. Auth.:
Series 2000, 6.25% 7/1/21	1,000,000	1,052,170
Series 2010A, 5% 7/1/20	1,305,000	1,305,000
Series 2017 A:
5% 7/1/20	520,000	520,000
5% 7/1/21	520,000	540,694
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Series 2014 A:
5% 12/1/20	5,300,000	5,393,763
5% 12/1/22	3,230,000	3,556,941
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2011, 5.5% 2/1/23	1,470,000	1,642,225
Railsplitter Tobacco Settlement Auth. Rev.:
Series 2010, 5.25% 6/1/21	1,000,000	1,040,338
Series 2017:
5% 6/1/22	3,200,000	3,424,192
5% 6/1/23	3,520,000	3,886,890
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2014 C, 5% 3/15/23	520,000	576,623
Univ. of Illinois Rev.:
Series 2005 A, 5.5% 4/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300,000	1,345,112
Series 2018 A, 5% 4/1/21	850,000	876,338
Series 2019 A, 5% 4/1/21	610,000	628,901
Waukegan Gen. Oblig. Series 2018 B, 4% 12/30/22 (FSA Insured)	600,000	648,828

TOTAL ILLINOIS		122,938,273

Indiana - 1.4%
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2001, 2.95%, tender 10/1/21 (a)(b)	1,580,000	1,610,352
Indiana Fin. Auth. Hosp. Rev. Bonds:
Series 2011 H, 1.65%, tender 7/1/22 (a)	1,555,000	1,575,091
Series 2011 I, 1.65%, tender 7/1/22 (a)	5,000,000	5,064,600
Series 2011 L:
SIFMA Municipal Swap Index + 0.280% 0.41%, tender 7/2/20 (a)(c)	6,600,000	6,581,590
SIFMA Municipal Swap Index + 0.280% 0.41%, tender 7/2/20 (a)(c)	7,100,000	7,080,195
Series 2015 B, 1.65%, tender 7/2/22 (a)	2,360,000	2,390,491
Indiana Fin. Auth. Rev. Series 2016, 4% 9/1/20	470,000	472,791
Indianapolis Local Pub. Impt. (Indianapolis Arpt. Auth. Proj.) Series 2016 A1, 5% 1/1/21 (b)	1,600,000	1,629,567
Whiting Envir. Facilities Rev.:
(BP Products North America, Inc. Proj.) Series 2009, 5.25% 1/1/21	4,270,000	4,355,473
Bonds (BP Products North America, Inc. Proj.):
Series 2015, 5%, tender 11/1/22 (a)(b)	1,255,000	1,359,730
Series 2016 A, 5%, tender 3/1/23 (a)(b)	800,000	874,816

TOTAL INDIANA		32,994,696

Iowa - 0.0%
Iowa Fin. Auth. Rev. Series 2018 B, 5% 2/15/23	515,000	568,426
Kentucky - 2.5%
Kentucky State Property & Buildings Commission Rev.:
(Kentucky St Proj.) Series D, 5% 5/1/21	4,285,000	4,434,729
(Kentucky St Proj.):
Series 2005 5% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,360,000	5,602,862
Series 2005, 5% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,295,000	1,299,415
Series 2010, 5% 8/1/20	5,450,000	5,468,579
(Proj. No. 98) Series 2010, 5% 8/1/21	3,320,000	3,330,757
Series 2015 B, 5% 8/1/20	4,490,000	4,505,306
Series 2016:
3% 4/1/21	775,000	787,671
3% 4/1/22	895,000	928,616
Series 2017, 5% 4/1/22	1,005,000	1,078,084
Series 2018:
5% 5/1/21	2,265,000	2,344,145
5% 5/1/23	3,295,000	3,634,912
Series A:
5% 11/1/21	650,000	686,140
5% 10/1/22	1,025,000	1,113,878
5% 8/1/23	625,000	694,788
Series B:
5% 11/1/20	6,600,000	6,692,353
5% 8/1/21	1,005,000	1,050,537
5% 11/1/21	1,275,000	1,345,890
5% 11/1/22	735,000	801,003
Series C, 5% 11/1/21	1,795,000	1,894,802
Kentucky, Inc. Pub. Energy Series 2018 B, 4% 7/1/21	2,200,000	2,263,323
Louisville & Jefferson County:
Bonds Series 2020 B, 5%, tender 10/1/23 (a)	1,000,000	1,099,650
Series 2016 A, 5% 10/1/20	580,000	585,747
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas and Elec. Co. Proj.):
Series 2001 A, 2.3%, tender 9/1/21 (a)	1,150,000	1,169,263
Series 2001 B, 2.55%, tender 5/3/21 (a)	5,580,000	5,656,954

TOTAL KENTUCKY		58,469,404

Louisiana - 0.7%
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2015, 5% 6/1/21 (FSA Insured)	1,800,000	1,870,544
Louisiana Pub. Facilities Auth. Rev.:
(Ochsner Clinic Foundation Proj.) Series 2015, 5% 5/15/21	520,000	537,770
Series 2009 A, 5.25% 7/1/20 (Escrowed to Maturity)	2,530,000	2,530,000
New Orleans Aviation Board Rev.:
(North Term. Proj.) Series 2017 B, 5% 1/1/22 (b)	520,000	550,753
Series 2017 D2:
5% 1/1/21 (b)	370,000	377,341
5% 1/1/22 (b)	655,000	693,737
St. John Baptist Parish Rev. Bonds (Marathon Oil Corp.) Series 2017, 2%, tender 4/1/23 (a)	8,040,000	7,967,560
Tobacco Settlement Fing. Corp. Series 2013 A, 5% 5/15/21	1,130,000	1,159,005

TOTAL LOUISIANA		15,686,710

Maine - 0.0%
Maine Health & Higher Edl. Facilities Auth. Rev. Series 2017 B, 4% 7/1/21	250,000	255,537
Maryland - 0.1%
Maryland Gen. Oblig. Series 2 A, 5% 8/1/23	1,130,000	1,292,709
Massachusetts - 0.7%
Massachusetts Dev. Fin. Agcy. Rev.:
(Lesley Univ. Proj.) Series 2016, 5% 7/1/20	765,000	765,000
Bonds Series S3, SIFMA Municipal Swap Index + 0.500% 0.63%, tender 1/26/23 (a)(c)	7,400,000	7,373,656
Series 2016 I, 5% 7/1/21	890,000	923,425
Massachusetts Edl. Fing. Auth. Rev.:
Series 2015 A, 5% 1/1/22 (b)	1,400,000	1,467,242
Series 2016 J:
5% 7/1/21 (b)	2,840,000	2,931,422
5% 7/1/22 (b)	1,795,000	1,909,270
Series 2017 A, 4% 7/1/20 (b)	280,000	280,000
Series 2018 B, 5% 7/1/23 (b)	450,000	492,057

TOTAL MASSACHUSETTS		16,142,072

Michigan - 3.4%
Detroit Downtown Dev. Auth. Tax:
Series 1, 5% 7/1/21 (FSA Insured)	1,185,000	1,235,427
Series A, 5% 7/1/22 (FSA Insured)	650,000	705,296
Ferris State Univ. Rev. Series 2016, 5% 10/1/20	400,000	403,913
Huron Valley School District Series 2015, 5% 5/1/21	750,000	777,997
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A, 5% 11/15/20	470,000	477,404
Michigan Fin. Auth. Rev.:
(Mclaren Health Care Corp. Proj.) 5% 5/15/21	370,000	382,973
Bonds:
Series 2016 MI2, SIFMA Municipal Swap Index + 0.480% 0.61%, tender 2/1/22 (a)(c)	45,050,000	44,968,910
Series 2019 B, 3.5%, tender 11/15/22 (a)	4,325,000	4,593,453
Michigan Strategic Fund Exempt Facilities Rev. Bonds (Waste Mgmt., Inc. Proj.) 2.85%, tender 8/2/21 (a)(b)	10,500,000	10,664,220
Milan Area Schools Series 2019, 5% 5/1/22	675,000	729,891
South Lyon Cmnty. Schools Series 2016, 5% 5/1/23	625,000	698,188
Wayne County Arpt. Auth. Rev.:
Series 2011 A:
4% 12/1/20 (FSA Insured) (b)	5,225,000	5,285,819
4.125% 12/1/22 (FSA Insured) (b)	1,100,000	1,140,304
5% 12/1/20 (b)	5,000,000	5,078,774
Series 2017 A, 5% 12/1/20	445,000	452,198
Series 2017 B, 5% 12/1/20 (b)	535,000	543,429
Zeeland Pub. Schools Series 2015, 5% 5/1/21	1,285,000	1,333,517

TOTAL MICHIGAN		79,471,713

Nebraska - 0.2%
Central Plains Energy Proj. Gas Supply Series 2019:
4% 8/1/21	1,400,000	1,448,076
4% 8/1/22	1,500,000	1,596,375
4% 2/1/23	1,060,000	1,140,899
4% 8/1/23	1,170,000	1,275,440

TOTAL NEBRASKA		5,460,790

Nevada - 2.0%
Clark County Arpt. Rev.:
(Sub Lien Proj.) Series 2017 A-1, 5% 7/1/20 (b)	4,715,000	4,715,000
Series 2013 A, 5% 7/1/20 (b)	1,520,000	1,520,000
Series 2017 C, 5% 7/1/21 (b)	26,450,000	27,497,206
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev. (Clark County Arpt. Rev. Proj.) Series 2017 B, 5% 7/1/21 (b)	1,700,000	1,767,306
Clark County Poll. Cont. Rev. Bonds Series 2017, 1.65%, tender 3/31/23 (a)	1,570,000	1,581,775
Clark County School District:
Series 2016 A, 5% 6/15/21	3,075,000	3,202,137
Series 2017 C, 5% 6/15/22	600,000	650,196
Washoe County Gas Facilities Rev. Bonds:
Series 2016 F, 2.05%, tender 4/15/22 (a)(b)	3,400,000	3,448,484
Series 2016, 2.05%, tender 4/15/22 (a)(b)	2,360,000	2,393,654

TOTAL NEVADA		46,775,758

New Hampshire - 0.1%
New Hampshire Health & Ed. Facilities Auth. Rev.:
(Southern NH Med. Ctr. Proj.) Series 2016, 3% 10/1/21	570,000	583,657
Series 2016, 3% 10/1/20	820,000	823,988

TOTAL NEW HAMPSHIRE		1,407,645

New Jersey - 4.7%
Garden State Preservation Trust Open Space & Farmland Preservation:
Series 2005 C:
5.25% 11/1/20 (FSA Insured)	3,400,000	3,452,902
5.25% 11/1/21 (FSA Insured)	2,100,000	2,231,523
Series B, 0% 11/1/22 (FSA Insured)	1,385,000	1,330,306
New Jersey Econ. Dev. Auth. Series NN, 5% 3/1/21	210,000	213,792
New Jersey Econ. Dev. Auth. Rev.:
(New Jersey Transit Corp. Proj.) Series 2017 B, 5% 11/1/22	3,200,000	3,396,800
Series 2011 GG, 5% 9/1/22 (Pre-Refunded to 9/1/22 @ 100)	375,000	382,826
Series 2012 II, 5% 3/1/23	430,000	448,881
New Jersey Edl. Facility ( William Paterson College Proj.) Series 2017 B, 5% 7/1/20	357,000	357,000
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2016, 5% 7/1/21	1,000,000	1,042,145
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2011 1, 5% 12/1/20 (b)	7,995,000	8,114,918
Series 2011-1, 5.5% 12/1/21 (b)	6,345,000	6,702,731
Series 2013, 4% 12/1/20 (b)	1,905,000	1,925,742
Series 2014 1A:
5% 12/1/20 (b)	6,000,000	6,089,995
5% 12/1/21 (b)	4,500,000	4,722,345
Series 2015 A, 5% 12/1/20 (b)	3,300,000	3,349,497
Series 2016 1A, 5% 12/1/21 (b)	2,000,000	2,098,820
Series 2017 1A, 5% 12/1/22 (b)	300,000	322,647
Series 2017 1B:
5% 12/1/20 (b)	4,125,000	4,186,871
5% 12/1/21 (b)	340,000	356,799
Series 2018 B:
5% 12/1/20 (b)	2,925,000	2,968,872
5% 12/1/21 (b)	1,290,000	1,353,739
Series 2019 A, 5% 12/1/22	705,000	767,667
Series 2020:
5% 12/1/22 (b)	1,300,000	1,388,582
5% 12/1/22 (b)	435,000	465,811
New Jersey Hsg. & Mtg. Fin. Agcy. Rev. Series 2019 D:
4% 10/1/20 (b)	1,295,000	1,305,036
4% 4/1/21 (b)	1,405,000	1,436,389
New Jersey Tobacco Settlement Fing. Corp. Series 2018 A:
5% 6/1/21	5,890,000	6,111,934
5% 6/1/22	1,890,000	2,037,685
New Jersey Tpk. Auth. Tpk. Rev. Series 2017 C1, 1 month U.S. LIBOR + 0.340% 0.461% 1/1/21 (Escrowed to Maturity) (a)(c)	485,000	484,265
New Jersey Trans. Trust Fund Auth.:
Series 2006 A:
5.25% 12/15/20 (FSA Insured)	4,385,000	4,470,971
5.25% 12/15/20 (FSA Insured)	1,000,000	1,019,606
Series 2016 A:
5% 6/15/21	3,200,000	3,293,502
5% 6/15/22	5,415,000	5,732,048
Series 2018 A:
5% 6/15/21	8,430,000	8,676,320
5% 6/15/22	12,265,000	12,983,116
New Jersey Transit Corp. Ctfs. of Prtn. Series 2014 A, 5% 9/15/20	1,595,000	1,608,788
Rutgers State Univ. Rev. Series Q, 5% 5/1/22	490,000	525,643
Union County Gen. Oblig. Series 2020, 0.5% 3/1/22	3,310,000	3,285,473

TOTAL NEW JERSEY		110,641,987

New Mexico - 0.1%
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Series 2019 A:
4% 5/1/21	795,000	816,010
4% 11/1/22	675,000	723,364

TOTAL NEW MEXICO		1,539,374

New York - 0.4%
Albany County Arpt. Auth. Arpt. Rev. Series 2020 B:
5% 12/15/21 (b)	500,000	526,015
5% 12/15/22 (b)	1,000,000	1,093,820
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2000 A, 0% 6/1/21 (FSA Insured)	1,155,000	1,148,275
New York Dorm. Auth. Rev. Bonds Series 2019 B1, 5%, tender 5/1/22 (a)	2,240,000	2,354,128
New York Metropolitan Trans. Auth. Rev. Series 2012 F, 5% 11/15/21	1,500,000	1,555,185
Niagara Frontier Trans. Auth. Arpt. Rev. Series 2019 A, 5% 4/1/22 (b)	1,500,000	1,608,525

TOTAL NEW YORK		8,285,948

New York And New Jersey - 0.2%
Port Auth. of New York & New Jersey:
Series 178, 5% 12/1/21 (b)	870,000	917,589
Series 202, 5% 10/15/21 (b)	2,420,000	2,540,468

TOTAL NEW YORK AND NEW JERSEY		3,458,057

North Carolina - 0.1%
North Carolina Med. Care Commission Health Care Facilities Rev. Bonds Series 2019 B, 2.2%, tender 12/1/22 (a)	2,860,000	2,899,153
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Series 2012 B, 5% 1/1/21 (Escrowed to Maturity)	375,000	383,846

TOTAL NORTH CAROLINA		3,282,999

Ohio - 0.6%
Allen County Hosp. Facilities Rev.:
Series 2010 B, 5% 9/1/20	240,000	241,544
Series 2012 A, 5% 5/1/21	765,000	790,951
Series 2017 A:
5% 8/1/20	710,000	712,350
5% 8/1/22	700,000	757,561
Cleveland Arpt. Sys. Rev.:
Series 2018 A, 5% 1/1/22 (b)	1,000,000	1,056,070
Series 2019 B, 5% 1/1/21 (b)	800,000	815,227
Franklin County Hosp. Facilities Rev. Bonds (Ohio Health Corp.) Series 2018 B, SIFMA Municipal Swap Index + 0.430% 0.56%, tender 11/15/21 (a)(c)	7,100,000	7,086,226
Ohio Higher Edl. Facility Commission Rev.:
(Kenyon College, Oh. Proj.) Series 2017, 4% 7/1/20	150,000	150,000
(Univ. of Dayton 2018 Proj.) Series 2018 A, 5% 12/1/22	260,000	281,684
Series A, 5% 12/1/22	520,000	567,523
Ross County Hosp. Facilities Rev. (Adena Health Sys. Obligated Group Proj.) Series 2019, 5% 12/1/20	755,000	767,371
Univ. of Cincinnati Gen. Receipts Series 2012 C, 5% 6/1/23	465,000	513,839

TOTAL OHIO		13,740,346

Oklahoma - 0.0%
Oklahoma County Fin. Auth. Edl. Facilities (Midwest City- Del City School Dis Proj.) Series 2018, 5% 10/1/21	510,000	538,759
Oklahoma Hsg. Fin. Agcy. Collateralized Bonds Series 2019, 1.6%, tender 7/1/22	335,000	341,733

TOTAL OKLAHOMA		880,492

Oregon - 0.6%
Oregon Bus. Dev. Commission Bonds Series 250, 5%, tender 3/1/22 (a)(b)	11,040,000	11,762,899
Oregon Facilities Auth. Rev. Series 2011 C, 5% 10/1/20	310,000	313,346
Port of Portland Arpt. Rev. Series 24B, 5% 7/1/23 (b)	900,000	1,006,497

TOTAL OREGON		13,082,742

Pennsylvania - 2.3%
Adams County Indl. Dev. Auth. Rev. Series 2010, 5% 8/15/20	1,310,000	1,317,150
Allegheny County Arpt. Auth. Rev.:
Series 2001, 5% 1/1/21 (Escrowed to Maturity) (b)	3,200,000	3,270,610
Series 2006 B:
5% 1/1/21 (Escrowed to Maturity) (b)	800,000	817,653
5% 1/1/22 (Escrowed to Maturity) (b)	625,000	665,831
Doylestown Hosp. Auth. Hosp. Rev. Series 2016 B, 5% 7/1/20	430,000	430,000
Geisinger Auth. Health Sys. Rev. Series 2020 A, 5% 4/1/22	3,090,000	3,329,877
Lehigh County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(PPL Elec. Utils. Corp. Proj.) Series 2016 A, 1.8%, tender 9/1/22 (a)	1,925,000	1,946,002
Series B, 1.8%, tender 8/15/22 (a)	3,725,000	3,764,597
Pennsylvania Ctfs. Prtn. Series 2018 A, 5% 7/1/21	350,000	365,181
Pennsylvania Gen. Oblig.:
Series 2015 1, 5% 8/15/22	6,000,000	6,575,460
Series 2018 1, 5% 3/1/22	2,900,000	3,119,994
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2018 A1, SIFMA Municipal Swap Index + 0.430% 0.56% 12/1/21 (a)(c)	10,010,000	9,905,796
Series 2018 B, SIFMA Municipal Swap Index + 0.500% 0.63% 12/1/21 (a)(c)	6,410,000	6,349,361
Philadelphia Arpt. Rev.:
Series 2010 D, 5% 6/15/21 (b)	1,850,000	1,854,939
Series 2011 A, 5% 6/15/21 (b)	680,000	703,479
Series 2015 A, 5% 6/15/21 (b)	1,865,000	1,929,395
Philadelphia Gas Works Rev.:
Series 2015 13:
5% 8/1/20	1,935,000	1,941,197
5% 8/1/21	1,770,000	1,844,906
Series 2016 14, 5% 10/1/20	2,645,000	2,671,009
Series 2017 15, 4% 8/1/20	370,000	370,888
Reading School District Series 2017, 5% 3/1/21 (FSA Insured)	150,000	154,406

TOTAL PENNSYLVANIA		53,327,731

Rhode Island - 0.1%
Rhode Island Student Ln. Auth. Student Ln. Rev.:
Series 2017 A, 5% 12/1/21 (b)	550,000	573,936
Series A, 5% 12/1/21 (b)	500,000	521,760
Tobacco Settlement Fing. Corp. Series 2015 A, 5% 6/1/21	1,465,000	1,510,196

TOTAL RHODE ISLAND		2,605,892

South Carolina - 0.0%
South Carolina Ports Auth. Ports Rev. Series 2019 B, 5% 7/1/23 (b)	1,000,000	1,108,610
Tennessee - 0.3%
Greeneville Health & Edl. Facilities Board Series 2018 A, 5% 7/1/22	900,000	963,540
Jackson Hosp. Rev. Series 2018 A, 5% 4/1/21	700,000	721,637
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev. Bonds Series 2001 B, 1.55%, tender 11/3/20 (a)	5,810,000	5,832,015

TOTAL TENNESSEE		7,517,192

Texas - 1.8%
Austin Arpt. Sys. Rev.:
Series 2019 B, 5% 11/15/22 (b)	1,200,000	1,310,976
Series 2019, 5% 11/15/22 (b)	2,250,000	2,458,080
Austin-Bergstrom Landhost Ente Series 2017:
5% 10/1/20	675,000	682,302
5% 10/1/21	810,000	853,376
Dallas County Util. and Reclamation District Series 2016, 5% 2/15/22	1,035,000	1,109,323
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2011 C, 5% 11/1/23	1,750,000	1,775,603
Series 2012 F:
5% 11/1/20 (b)	600,000	607,749
5% 11/1/22 (Pre-Refunded to 11/1/20 @ 100) (b)	1,790,000	1,817,154
Series 2014 D, 5% 11/1/21 (b)	4,690,000	4,930,222
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
Bonds:
Series 2019 B, 5%, tender 12/1/22 (a)	1,385,000	1,507,129
Series 2019 C, SIFMA Municipal Swap Index + 0.420% 0.55%, tender 12/1/22 (a)(c)	9,535,000	9,419,054
Series 2013 A, 5% 12/1/21	800,000	846,552
Series 2013 B, SIFMA Municipal Swap Index + 0.900% 1.03% 6/1/22 (a)(c)	900,000	899,802
Series 2015, 5% 10/1/20	715,000	722,897
Houston Arpt. Sys. Rev.:
(Houston TX Arpt. Sys. Rev. Subord Proj.) Series 2011 A, 5% 7/1/21 (b)	1,325,000	1,375,570
Series 2011 A, 5% 7/1/22 (b)	1,580,000	1,640,625
Series 2018 A, 5% 7/1/21 (b)	525,000	545,037
Irving Hosp. Auth. Hosp. Rev. Series 2017 A:
5% 10/15/20	370,000	374,297
5% 10/15/21	185,000	194,528
Laredo Independent School District Series 2015, 5% 8/1/21	500,000	524,995
Lower Colorado River Auth. Rev.:
(LCRA Transmission Corp. Proj.) Series 2011 B, 5% 5/15/21	750,000	779,575
(LCRA Transmission Svcs. Corp. Proj.) Series 2020:
5% 5/15/21	695,000	722,406
5% 5/15/22	435,000	471,205
5% 5/15/23	135,000	152,044
Series 2015 A, 5% 5/15/21	925,000	961,475
San Antonio Arpt. Sys. Rev. Series 2019 A:
5% 7/1/20 (b)	555,000	555,000
5% 7/1/21 (b)	725,000	751,492
5% 7/1/21 (b)	670,000	694,143
5% 7/1/22 (b)	560,000	600,146
5% 7/1/22 (b)	545,000	583,510
5% 7/1/23 (b)	445,000	491,534
5% 7/1/23 (b)	400,000	441,208

TOTAL TEXAS		40,799,009

Virginia - 1.1%
Halifax County Indl. Dev. Auth. Bonds 2.15%, tender 9/1/20 (a)	2,940,000	2,940,941
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(Virginia Elec. and Pwr. Co. Proj.) Series 2008 C, 1.8%, tender 4/1/22 (a)	2,900,000	2,964,554
Series 2008 B, 2.15%, tender 9/1/20 (a)	4,395,000	4,396,407
Wise County Indl. Dev. Auth. Waste & Sewage Rev. Bonds:
(Virginia Elec. and Pwr. Co. Proj.) Series 2010 A, 1.2%, tender 5/31/24 (a)	1,255,000	1,258,100
Series 2009 A, 2.15%, tender 9/1/20 (a)	13,890,000	13,894,448
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 1.9%, tender 6/1/23 (a)	1,100,000	1,135,002

TOTAL VIRGINIA		26,589,452

Washington - 0.3%
King County Hsg. Auth. Rev. Series 2019, 3% 11/1/21	1,105,000	1,140,924
Port of Seattle Gen. Oblig. Series 2011, 5.25% 12/1/21 (b)	700,000	730,674
Port of Seattle Rev.:
Series 2015 C, 5% 4/1/21 (b)	1,565,000	1,612,775
Series 2016 B, 5% 10/1/22 (b)	900,000	979,506
Port of Seattle Spl. Facility Rev. Series 2013:
5% 6/1/21 (b)	1,750,000	1,820,227
5% 6/1/23 (b)	845,000	935,635
Washington Health Care Facilities Auth. Rev. Bonds Series 2012 B, 5%, tender 10/1/21 (a)	705,000	741,575

TOTAL WASHINGTON		7,961,316

West Virginia - 1.2%
Harrison County Commission Solid Waste Disp. Rev. Bonds (Monongahela Pwr. Co. Proj.) Series 2018 A, 3%, tender 10/15/21 (a)(b)	19,500,000	19,970,730
Mason Co. Poll. Cont. Rev. (Appalachian Pwr. Co. Proj.) Series 2003 L, 2.75% 10/1/22	4,455,000	4,567,266
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds (Appalachian Pwr. Co. Amos Proj.) Series 2011 A, 1.7%, tender 9/1/20 (a)(b)	2,820,000	2,821,486

TOTAL WEST VIRGINIA		27,359,482

Wisconsin - 0.9%
Milwaukee County Arpt. Rev. Series 2016 A, 5% 12/1/22 (b)	1,820,000	1,985,875
Wisconsin Health & Edl. Facilities:
(Agnesian Healthcare Proj.) Series 2017, 5% 7/1/21	300,000	312,031
Bonds:
Series 2018 B, 5%, tender 1/26/22 (a)	4,660,000	4,990,627
Series 2018 C, SIFMA Municipal Swap Index + 0.450% 0.58%, tender 7/27/22 (a)(c)	12,210,000	12,168,730
Series 2014 A, 5% 11/15/21	700,000	738,374
Wisconsin Health & Edl. Facilities Auth. Series 2014 A, 5% 12/1/20	800,000	813,445

TOTAL WISCONSIN		21,009,082

TOTAL MUNICIPAL BONDS
(Cost $1,047,215,760)		1,050,051,420

Municipal Notes - 46.9%
Alabama - 2.0%
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) 0.2% 7/1/20, VRDN (a)(b)	4,100,000	$4,100,000
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.36% 7/7/20, VRDN (a)(b)	1,760,000	1,760,000
Mobile Indl. Dev. Board Rev.:
(Alabama Pwr. Co. Proj.) Series 2001 B, 0.22% 7/1/20, VRDN (a)(b)	905,000	905,000
(Alabama Pwr. Theodore Plant Proj.) Series A, 0.22% 7/1/20, VRDN (a)(b)	1,000,000	1,000,000
Walker County Econ. & Indl. Dev. Auth. Solid Waste Disp. Rev. (Alabama Pwr. Co. Plant Gorgas Proj.) Series 2007, 0.22% 7/1/20, VRDN (a)(b)	10,800,000	10,800,000
West Jefferson Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Miller Plant Proj.) Series 2008, 0.22% 7/1/20, VRDN (a)(b)	27,640,000	27,640,000

TOTAL ALABAMA		46,205,000

Arizona - 0.1%
Salt River Pima-Maricopa Indian Cmnty. Series 2006, 0.2% 7/7/20, LOC Bank of America NA, VRDN (a)	1,275,000	1,275,000
Arkansas - 0.6%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.):
Series 1998, 0.36% 7/7/20, VRDN (a)(b)	2,600,000	2,600,000
Series 2002, 0.34% 7/7/20, VRDN (a)(b)	10,500,000	10,500,000

TOTAL ARKANSAS		13,100,000

California - 3.2%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Participating VRDN Series XF 10 44, 0.28% 7/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	4,350,000	4,350,000
Buck Institute Age Research Participating VRDN Series Floaters XF 10 35, 0.28% 7/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	3,060,000	3,060,000
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. Participating VRDN Series Floaters XF 10 82, 0.48% 7/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	19,440,000	19,440,000
Sacramento City Fing. Auth. Rev. Participating VRDN Series Floaters XG 01 00, 0.28% 7/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	24,165,000	24,165,000
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Participating VRDN Series XF 28 50, 0.68% 7/7/20 (Liquidity Facility Barclays Bank PLC) (Liquidity Facility Cr. Suisse AG) (a)(b)(e)(f)(g)	2,350,000	2,350,000
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Participating VRDN:
Series Floaters XM 06 75, 0.47% 7/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(e)(f)	5,000,000	5,000,000
Series XF 10 32, 0.28% 7/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	3,865,000	3,865,000
Series ZM 06 42, 0.38% 7/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(e)(f)	4,260,000	4,260,000
San Jose Multi-family Hsg. Rev. Participating VRDN Series XF 10 85, 0.43% 7/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)(g)	4,985,000	4,985,000
Shafter Indl. Dev. Auth. Indl. Dev. Rev. 0.52% 7/7/20, LOC Deutsche Bank AG New York Branch, VRDN (a)(b)	700,000	700,000
Transbay Jt Pwrs Auth. Tax Allo Participating VRDN Series YX 11 42, 0.23% 7/7/20 (Liquidity Facility Barclays Bank PLC) (a)(e)(f)	1,000,000	1,000,000
Univ. of California Revs. Participating VRDN Series Floaters XG 00 61, 0.28% 7/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	2,250,000	2,250,000

TOTAL CALIFORNIA		75,425,000

Colorado - 1.7%
Colorado Edl. & Cultural Facilities Auth. Rev. (Mesivta of Greater Los Angeles Proj.) Series 2005, 0.48% 7/7/20, LOC Deutsche Bank AG, VRDN (a)	2,145,000	2,145,000
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN Series Floaters 16 XF1031, 0.28% 7/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	6,515,000	6,515,000
Denver City & County Arpt. Rev. Participating VRDN:
Series Floaters XL 00 90, 0.43% 7/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(e)(f)	11,400,000	11,400,000
Series Floaters XM 07 15, 0.43% 7/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(e)(f)	20,345,000	20,345,000

TOTAL COLORADO		40,405,000

Delaware - 0.4%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1994, 0.22% 7/1/20, VRDN (a)(b)	9,900,000	9,900,000
Delaware, New Jersey - 0.3%
Delaware River & Bay Auth. Rev. Participating VRDN Series XF 08 18, 0.29% 7/7/20 (Liquidity Facility JPMorgan Chase Bank)(a)(e)(f)	6,000,000	6,000,000
District Of Columbia - 0.4%
Children's Nat'l. Med. Ctr., Participating VRDN Series 2015 XF 1047, 0.28% 7/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	8,400,000	8,400,000
Washington D.C. Metropolitan Transit Auth. Rev. Participating VRDN Series ZM 06 10, 0.38% 7/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(e)(f)	1,700,000	1,700,000

TOTAL DISTRICT OF COLUMBIA		10,100,000

Florida - 6.6%
Broward County Arpt. Sys. Rev. Participating VRDN:
Series Floaters XL 00 88, 0.2% 7/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(e)(f)	2,430,000	2,430,000
Series XL 01 36, 0.46% 7/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(e)(f)	6,330,000	6,330,000
Broward County Indl. Dev. Rev.:
(Florida Pwr. & Lt. Co. Proj.) Series 2015, 0.2% 7/1/20, VRDN (a)(b)	9,400,000	9,400,000
Series 2018, 0.2% 7/1/20, VRDN (a)(b)	5,950,000	5,950,000
Broward County Port Facilities Rev. Participating VRDN Series XM 07 80, 0.46% 7/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(e)(f)	7,500,000	7,500,000
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Participating VRDN Series Floaters XF 05 77, 0.43% 7/7/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(e)(f)	6,665,000	6,665,000
Miami-Dade County Aviation Rev. Participating VRDN:
Series XG 00 65 0.28% 7/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	7,110,000	7,110,000
Series XM 08 70, 0.46% 7/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(e)(f)	2,565,000	2,565,000
Palm Beach County Health Facilities Auth. Rev. Participating VRDN Series Floaters 017, 0.48% 8/11/20 (Liquidity Facility Barclays Bank PLC) (a)(e)(f)	93,000,000	93,000,000
Saint Lucie County Solid Waste Disp. (Florida Pwr. & Lt. Co. Proj.) Series 2003, 0.2% 7/1/20, VRDN (a)(b)	6,610,000	6,610,000
Tampa Hosp. Rev. Participating VRDN Series XM 08 86, 0.28% 7/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(e)(f)	6,300,000	6,300,000

TOTAL FLORIDA		153,860,000

Georgia - 1.5%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.) First Series 2009, 0.24% 7/1/20, VRDN (a)	2,100,000	2,100,000
Gordon County Dev. Auth. Series 2006, 0.31% 7/7/20, LOC Truist Bank, VRDN (a)(b)	460,000	460,000
Heard County Dev. Auth. Poll. Cont. Rev. Series 2007, 0.24% 7/1/20, VRDN (a)(b)	7,100,000	7,100,000
Monroe County Dev. Auth. Poll. Cont. Rev. (Gulf Pwr. Co. Plant Scherer Proj.) Series 2010, 0.18% 7/1/20, VRDN (a)	1,000,000	1,000,000
Monroe County Dev. Auth. Rev. (Gulf Pwr. Co. Proj.) Series 2019, 0.2% 7/1/20, VRDN (a)(b)	25,000,000	25,000,000

TOTAL GEORGIA		35,660,000

Idaho - 0.1%
Idaho Health Facilities Auth. Rev. Participating VRDN Series 16 XG 00 66, 0.36% 7/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	1,500,000	1,500,000
Illinois - 2.6%
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN:
Series Floaters XL 00 49, 0.33% 7/1/20 (Liquidity Facility Citibank NA) (a)(b)(e)(f)	12,665,000	12,665,000
Series XM 08 79, 0.33% 7/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(e)(f)	4,900,000	4,900,000
Series XM 08 84, 0.43% 7/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(e)(f)	4,900,000	4,900,000
Chicago Park District Gen. Oblig. Participating VRDN Series ROC II R 11935, 0.38% 7/7/20 (Liquidity Facility Citibank NA) (a)(e)(f)	6,690,000	6,690,000
Cook County Gen. Oblig. Participating VRDN Series 2015 XF0124, 0.36% 7/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(e)(f)	3,720,000	3,720,000
Illinois Gen. Oblig. Participating VRDN Series Floaters XM 01 86, 0.43% 7/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	12,810,000	12,810,000
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. Participating VRDN Series XF 10 87, 0.48% 7/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	9,350,000	9,350,000
Metropolitan Pier & Exposition Participating VRDN Series XF 09 65, 0.48% 7/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(e)(f)	5,666,000	5,666,000

TOTAL ILLINOIS		60,701,000

Indiana - 0.2%
Hamilton County HealthCare Facilities Rev. Participating VRDN Series XF 10 26, 0.28% 7/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	2,350,000	2,350,000
Indiana Fin. Auth. Econ. Dev. Rev. Series 2006, 0.29% 7/7/20, LOC PNC Bank NA, VRDN (a)(b)	605,000	605,000
Jeffersonville Ind. Econ. Dev. Rev. Series 2003, 0.29% 7/7/20, LOC PNC Bank NA, VRDN (a)(b)	760,000	760,000

TOTAL INDIANA		3,715,000

Kentucky - 0.9%
Kentucky Tpk. Auth. Econ. Dev. Road Rev. Participating VRDN Series XF 24 84, 0.38% 7/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(e)(f)	2,800,000	2,800,000
Trimble County Poll. Cont. Rev. (Louisville Gas and Elec. Co. Proj.) Series 2016 A, 0.2% 7/7/20, VRDN (a)(b)	17,800,000	17,800,000

TOTAL KENTUCKY		20,600,000

Louisiana - 3.3%
New Orleans Aviation Board Rev. Participating VRDN Series Floaters XL 00 46, 0.2% 7/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(e)(f)	2,900,000	2,900,000
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.31% 7/7/20, VRDN (a)	24,225,000	24,225,000
Series 2010 B1, 0.31% 7/7/20, VRDN (a)	49,310,000	49,310,000

TOTAL LOUISIANA		76,435,000

Maine - 0.0%
Auburn Rev. Oblig. Secs Series 2001, 0.48% 7/1/20, LOC TD Banknorth, NA, VRDN (a)(b)	170,000	170,000
Maryland - 0.2%
Maryland Health & Higher Edl. Facilities Auth. Rev. Participating VRDN Series 005, 0.48% 7/2/20 (Liquidity Facility Barclays Bank PLC) (a)(e)(f)	4,500,000	4,500,000
Massachusetts - 1.9%
Massachusetts Dev. Fin. Agcy. Rev. Series 2005, 0.33% 7/7/20, LOC Bank of America NA, VRDN (a)(b)	1,125,000	1,125,000
Massachusetts Edl. Fing. Auth. Rev. Participating VRDN Series Floaters XF 23 06, 0.43% 7/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(e)(f)	13,420,000	13,420,000
Middleborough Gen. Oblig. BAN Series 2020, 2% 10/1/21	27,000,000	27,548,370
Nahant BAN Series 2019 B, 2.5% 7/9/20	2,700,000	2,701,233

TOTAL MASSACHUSETTS		44,794,603

Michigan - 0.2%
Waterford School District RAN Series 2019, 2% 9/23/20	4,760,000	4,777,636
Minnesota - 0.2%
Minneapolis Health Care Sys. Rev. Participating VRDN Series XM 08 72, 0.38% 7/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(e)(f)	2,000,000	2,000,000
Shakopee Minn Sr Hsg. Rev. Participating VRDN Series Floaters 001, 0.48% 8/11/20 (Liquidity Facility Barclays Bank PLC) (a)(e)(f)	3,700,000	3,700,000

TOTAL MINNESOTA		5,700,000

Mississippi - 0.0%
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Gulf Pwr. Co. Proj.) Series 2012, 0.22% 7/1/20, VRDN (a)(b)	870,000	870,000
Missouri - 0.2%
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Participating VRDN Series XG 01 76, 0.38% 7/7/20 (Liquidity Facility Royal Bank of Canada) (a)(e)(f)	4,495,000	4,495,000
Montana - 0.3%
Tender Opt Bd Trust Rcpts / Ctfs. Participating VRDN Series XF 10 90, 0.53% 7/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	8,220,000	8,220,000
Nebraska - 0.2%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.36% 7/7/20, VRDN (a)(b)	5,400,000	5,400,000
New Jersey - 1.6%
Asbury Park Gen. Oblig. BAN Series 2019, 2.5% 7/9/20	5,800,000	5,802,583
Bloomingdale BAN Series 2020, 2.25% 2/26/21	6,600,000	6,681,680
Millstone Township Gen. Oblig. BAN Series 2019, 2.25% 8/28/20	5,217,079	5,231,992
New Jersey Bldg. Auth. State Bldg. Rev. Participating VRDN Series Floaters XF 05 53, 0.5% 7/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(e)(f)	3,750,000	3,750,000
New Jersey Tpk. Auth. Tpk. Rev. Participating VRDN Series Floaters ZM 05 66, 0.27% 7/7/20 (Liquidity Facility Royal Bank of Canada) (a)(e)(f)	3,565,000	3,565,000
Passaic Gen. Oblig. BAN Series 2019, 2.25% 8/27/20	2,800,000	2,807,863
South Orange Village Township Rev. BAN Series 2019, 2.25% 12/18/20	4,380,000	4,418,127
Warren Township School District BAN Series 2019, 2.5% 7/23/20	4,200,000	4,203,846

TOTAL NEW JERSEY		36,461,091

New York - 7.0%
New York Liberty Dev. Corp. Participating VRDN:
Series Floaters XF 10 27, 0.23% 7/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	1,700,000	1,700,000
Series XM 08 44, 0.53% 7/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	5,040,000	5,040,000
New York Metropolitan Trans. Auth. Rev.:
BAN:
Series 2018 B:
5% 5/15/21	13,400,000	13,680,124
5% 5/15/21	1,965,000	2,006,078
Series 2018 C, 5% 9/1/21	1,450,000	1,490,397
Series 2019 B, 5% 5/15/22	44,240,000	46,195,850
Series 2019 C, 4% 7/1/20	450,000	450,000
Series 2019 D1, 5% 9/1/22	32,115,000	33,746,442
Participating VRDN:
Series XF 05 20, 0.58% 7/7/20 (Liquidity Facility Royal Bank of Canada) (a)(e)(f)	3,175,000	3,175,000
Series XF 05 83, 0.68% 7/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(e)(f)	10,205,000	10,205,000
Series ZF 02 18, 0.68% 7/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(e)(f)	8,100,000	8,100,000
New York Thruway Auth. Gen. Rev. Participating VRDN:
Series XF 09 18, 0.43% 7/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(e)(f)	2,600,000	2,600,000
Series XM 08 80, 0.33% 7/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(e)(f)	3,000,000	3,000,000
Putnam County Indl. Dev. Agcy. Rev. Series 2006 A, 0.45% 7/7/20, LOC RBS Citizens NA, VRDN (a)	2,335,000	2,335,000
South Glens Falls Central School District BAN Series 2019 B, 2.5% 7/24/20	1,056,654	1,057,904
Tender Opt Bd Trust Rcpts / Ctfs. Participating VRDN Series XM 08 34, 0.68% 7/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(e)(f)	8,850,000	8,850,000
Town of Colonie Albany County BAN Series 2020, 1.25% 3/12/21	12,500,000	12,532,033
Triborough Bridge & Tunnel Auth. Revs. Participating VRDN:
Series RBC 16 ZM 0138, 0.33% 7/7/20 (Liquidity Facility Royal Bank of Canada) (a)(e)(f)	4,900,000	4,900,000
Series ZF 09 60, 0.33% 7/7/20 (Liquidity Facility Bank of America NA) (a)(e)(f)	2,145,000	2,145,000
Ulster County Indl. Dev. Agcy. I (Selux Corp. Proj.) Series A, 0.43% 7/7/20, LOC Manufacturers & Traders Trust Co., VRDN (a)(b)	185,000	185,000

TOTAL NEW YORK		163,393,828

North Carolina - 1.4%
Hertford County Indl. Facilities Poll. Cont. Fing. Auth.:
(Nucor Corp. Proj.) Series 2000 A, 0.34% 7/7/20, VRDN (a)(b)	9,480,000	9,480,000
Series 2000 B, 0.34% 7/7/20, VRDN (a)(b)	15,100,000	15,100,000
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Participating VRDN Series XG 01 35, 0.3% 7/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	7,725,000	7,725,000

TOTAL NORTH CAROLINA		32,305,000

Ohio - 0.0%
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series XG 00 69, 0.23% 7/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	650,000	650,000
South Carolina - 0.9%
Berkeley County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1995, 0.36% 7/7/20, VRDN (a)(b)	1,200,000	1,200,000
Greenville Hosp. Sys. Facilities Rev. Participating VRDN Series XF 01 45, 0.38% 7/7/20 (Liquidity Facility Toronto-Dominion Bank) (a)(e)(f)	3,100,000	3,100,000
South Carolina Pub. Svc. Auth. Rev. Participating VRDN:
Series Floaters XG 02 09, 0.17% 7/7/20 (Liquidity Facility Toronto-Dominion Bank) (a)(e)(f)	4,625,000	4,625,000
Series Floaters XM 02 91, 0.39% 7/7/20 (Liquidity Facility Royal Bank of Canada) (a)(e)(f)	1,505,000	1,505,000
Series Floaters XM 03 84, 0.43% 7/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(e)(f)	8,800,000	8,800,000
South Carolina St. Pub. Svc. Auth. Rev. Participating VRDN Series XG 0046, 0.18% 7/7/20 (Liquidity Facility Toronto-Dominion Bank) (a)(e)(f)	1,400,000	1,400,000

TOTAL SOUTH CAROLINA		20,630,000

Tennessee - 0.7%
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Series 2020, 0.4% 3/22/21, CP	16,400,000	16,397,622
Texas - 5.6%
Calhoun County Navigation Indl. Dev. Auth. Port Rev. (B P Chemicals, Inc. Proj.) 0.4% 7/7/20, VRDN (a)(b)	19,500,000	19,500,000
Dallas Fort Worth Int'l. Arpt. Rev. Participating VRDN Series Floaters XF 10 61, 0.38% 7/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(e)(f)	3,250,000	3,250,000
North Texas Tollway Auth. Rev. Participating VRDN Series XM0085, 0.33% 7/7/20 (Liquidity Facility Barclays Bank PLC) (a)(e)(f)	7,700,000	7,700,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2004, 2.09% 7/7/20, VRDN (a)(b)	89,185,000	89,185,000
Series 2010 C, 0.92% 7/1/20, VRDN (a)	1,000,000	1,000,000
Series 2010 D, 1.95% 7/7/20, VRDN (a)	10,870,000	10,870,000

TOTAL TEXAS		131,505,000

Utah - 1.1%
Salt Lake City Arpt. Rev. Participating VRDN:
Series 17 XM 0493, 0.43% 7/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(e)(f)	15,000,000	15,000,000
Series Floaters XM 06 99, 0.48% 7/7/20 (Liquidity Facility Cr. Suisse AG) (a)(b)(e)(f)	8,100,000	8,100,000
Series XM 08 82, 0.43% 7/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(e)(f)	2,700,000	2,700,000

TOTAL UTAH		25,800,000

Virginia - 0.2%
Suffolk Hsg. Auth. Mfam Apts Participating VRDN Series XF 10 86, 0.48% 7/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	3,700,000	3,700,000
Washington - 0.4%
Washington Econ. Dev. Fin. Auth. Rev. Participating VRDN Series Floaters 005, 0.48% 8/11/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(e)(f)	9,730,000	9,730,000
Wisconsin - 0.5%
Brodhead Indl. Dev. Series 2000, 0.21% 7/2/20, LOC JPMorgan Chase Bank, VRDN (a)(b)	6,800,000	6,800,000
Wisconsin Health & Edl. Facilities Participating VRDN Series Floaters XG 00 72, 0.28% 7/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	4,200,000	4,200,000

TOTAL WISCONSIN		11,000,000

Wyoming - 0.4%
Sweetwater County Env Imp Rev. (Pacificorp Proj.) Series 1995, 0.17% 7/1/20, VRDN (a)(b)	8,300,000	8,299,996
TOTAL MUNICIPAL NOTES
(Cost $1,095,576,810)		1,093,680,776
	Shares	Value

Money Market Funds - 8.6%
Fidelity Municipal Cash Central Fund .18% (h)(i)
(Cost $200,388,000)	200,367,963	200,388,000
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $2,343,180,570)		2,344,120,196
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(10,917,085)
NET ASSETS - 100%		$2,333,203,111

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

RAN – REVENUE ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Provides evidence of ownership in one or more underlying municipal bonds.

 (f) Coupon rates are determined by re-marketing agents based on current market conditions.

 (g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,335,000 or 0.3% of net assets.

 (h) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$497,545
Total	$497,545

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$2,143,732,196	$--	$2,143,732,196	$--
Money Market Funds	200,388,000	200,388,000	--	--
Total Investments in Securities:	$2,344,120,196	$200,388,000	$2,143,732,196	$--

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

Synthetics	21.7%
Transportation	15.7%
Industrial Development	12.5%
General Obligations	12.2%
Electric Utilities	11.2%
Other	9.3%
Health Care	7.5%
Others* (Individually Less Than 5%)	9.9%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $2,142,792,570)	$2,143,732,196
Fidelity Central Funds (cost $200,388,000)	200,388,000
Total Investment in Securities (cost $2,343,180,570)		$2,344,120,196
Cash		2,478,297
Receivable for fund shares sold		2,380,998
Interest receivable		11,964,681
Distributions receivable from Fidelity Central Funds		25,223
Receivable from investment adviser for expense reductions		180,880
Other receivables		2,662
Total assets		2,361,152,937
Liabilities
Payable for investments purchased
Regular delivery	$10,120,845
Delayed delivery	10,154,228
Payable for fund shares redeemed	6,396,560
Distributions payable	628,169
Accrued management fee	548,903
Other affiliated payables	101,121
Total liabilities		27,949,826
Net Assets		$2,333,203,111
Net Assets consist of:
Paid in capital		$2,333,682,053
Total accumulated earnings (loss)		(478,942)
Net Assets		$2,333,203,111
Net Asset Value and Maximum Offering Price
Conservative Income Municipal Bond:
Net Asset Value, offering price and redemption price per share ($235,266,332 ÷ 23,438,839 shares)		$10.04
Institutional Class:
Net Asset Value, offering price and redemption price per share ($2,097,936,779 ÷ 209,002,095 shares)		$10.04

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2020 (Unaudited)
Investment Income
Interest		$15,883,296
Income from Fidelity Central Funds		497,545
Total income		16,380,841
Expenses
Management fee	$3,314,137
Transfer agent fees	607,428
Independent trustees' fees and expenses	3,786
Commitment fees	2,840
Total expenses before reductions	3,928,191
Expense reductions	(1,067,105)
Total expenses after reductions		2,861,086
Net investment income (loss)		13,519,755
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,230,528)
Total net realized gain (loss)		(1,230,528)
Change in net unrealized appreciation (depreciation) on investment securities		(4,258,114)
Net gain (loss)		(5,488,642)
Net increase (decrease) in net assets resulting from operations		$8,031,113

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2020 (Unaudited)	Year ended December 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$13,519,755	$31,533,523
Net realized gain (loss)	(1,230,528)	687,241
Change in net unrealized appreciation (depreciation)	(4,258,114)	7,080,277
Net increase (decrease) in net assets resulting from operations	8,031,113	39,301,041
Distributions to shareholders	(13,767,093)	(31,733,848)
Share transactions - net increase (decrease)	(1,299,062)	473,170,707
Total increase (decrease) in net assets	(7,035,042)	480,737,900
Net Assets
Beginning of period	2,340,238,153	1,859,500,253
End of period	$2,333,203,111	$2,340,238,153

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Conservative Income Municipal Bond Fund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$10.05	$10.02	$10.01	$10.00	$10.04	$10.04
Income from Investment Operations
Net investment income (loss)A	.057	.147	.134	.090	.062	.032
Net realized and unrealized gain (loss)	(.009)	.032	.011	.010	(.041)	–B
Total from investment operations	.048	.179	.145	.100	.021	.032
Distributions from net investment income	(.057)	(.148)	(.134)	(.088)	(.059)	(.031)
Distributions from net realized gain	(.001)	(.001)	(.001)	(.002)	(.002)	(.001)
Total distributions	(.058)	(.149)	(.135)	(.090)	(.061)	(.032)
Net asset value, end of period	$10.04	$10.05	$10.02	$10.01	$10.00	$10.04
Total ReturnC,D	.48%	1.79%	1.45%	1.00%	.21%	.32%
Ratios to Average Net AssetsE,F
Expenses before reductions	.40%G	.40%	.40%	.40%	.40%	.40%
Expenses net of fee waivers, if any	.35%G	.35%	.35%	.35%	.35%	.39%
Expenses net of all reductions	.35%G	.35%	.35%	.35%	.35%	.39%
Net investment income (loss)	1.14%G	1.46%	1.34%	.90%	.62%	.32%
Supplemental Data
Net assets, end of period (000 omitted)	$235,266	$231,598	$251,811	$234,599	$164,586	$73,914
Portfolio turnover rateH	35%G	63%	45%I	33%	36%	32%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Conservative Income Municipal Bond Fund Institutional Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$10.06	$10.02	$10.01	$10.00	$10.04	$10.04
Income from Investment Operations
Net investment income (loss)A	.062	.157	.144	.099	.071	.042
Net realized and unrealized gain (loss)	(.019)	.042	.011	.011	(.040)	–B
Total from investment operations	.043	.199	.155	.110	.031	.042
Distributions from net investment income	(.062)	(.158)	(.144)	(.098)	(.069)	(.041)
Distributions from net realized gain	(.001)	(.001)	(.001)	(.002)	(.002)	(.001)
Total distributions	(.063)	(.159)	(.145)	(.100)	(.071)	(.042)
Net asset value, end of period	$10.04	$10.06	$10.02	$10.01	$10.00	$10.04
Total ReturnC,D	.43%	2.00%	1.56%	1.11%	.31%	.42%
Ratios to Average Net AssetsE,F
Expenses before reductions	.35%G	.35%	.35%	.35%	.35%	.35%
Expenses net of fee waivers, if any	.25%G	.25%	.25%	.25%	.25%	.29%
Expenses net of all reductions	.25%G	.25%	.25%	.25%	.25%	.29%
Net investment income (loss)	1.24%G	1.56%	1.44%	1.00%	.72%	.42%
Supplemental Data
Net assets, end of period (000 omitted)	$2,097,937	$2,108,640	$1,607,689	$1,689,234	$844,145	$290,823
Portfolio turnover rateH	35%G	63%	45%I	33%	36%	32%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2020

1. Organization.

Fidelity Conservative Income Municipal Bond Fund (the Fund) is a fund of Fidelity Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Conservative Income Municipal Bond and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

Fidelity Investments Institutional Operations Company, Inc. converted from a Massachusetts corporation to a Massachusetts LLC, and changed its name to "Fidelity Investments Institutional Operations Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2020 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, market discount, capital loss carryforwards and losses deferred due to wash sales.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$5,375,487
Gross unrealized depreciation	(4,433,212)
Net unrealized appreciation (depreciation)	$942,275
Tax cost	$2,343,177,921

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Conservative Income Municipal Bond Fund	207,781,985	273,641,694

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .30% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives asset-based fees of .10% and .05% of average net assets for Conservative Income Municipal Bond and Institutional Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

Amount
Conservative Income Municipal Bond	$110,144
Institutional Class	497,284
$607,428

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Commitment fees on the Statement of Operations, and are as follows:

Amount
Fidelity Conservative Income Municipal Bond Fund	$2,840

During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through April 30, 2021. Some expenses, for example the compensation of the independent Trustees and certain other expenses such as interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Conservative Income Municipal Bond	.35%	$57,035
Institutional Class	.25%	1,008,592
		$1,065,627

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $1,478.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2020	Year ended December 31, 2019
Distributions to shareholders
Conservative Income Municipal Bond	$1,262,743	$3,823,651
Institutional Class	12,504,350	27,910,197
Total	$13,767,093	$31,733,848

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2020	Year ended December 31, 2019	Six months ended June 30, 2020	Year ended December 31, 2019
Conservative Income Municipal Bond
Shares sold	8,928,321	13,307,090	$89,374,662	$133,601,507
Reinvestment of distributions	103,956	315,609	1,041,963	3,170,091
Shares redeemed	(8,627,208)	(15,729,497)	(86,411,101)	(157,981,936)
Net increase (decrease)	405,069	(2,106,798)	$4,005,524	$(21,210,338)
Institutional Class
Shares sold	115,816,206	149,098,255	$1,161,316,004	$1,497,784,414
Reinvestment of distributions	641,860	1,569,708	6,433,126	15,769,397
Shares redeemed	(117,162,758)	(101,464,431)	(1,173,053,716)	(1,019,172,766)
Net increase (decrease)	(704,692)	49,203,532	$(5,304,586)	$494,381,045

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2020 to June 30, 2020).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period-B January 1, 2020 to June 30, 2020
Conservative Income Municipal Bond	.35%
Actual		$1,000.00	$1,004.80	$1.74
Hypothetical-C		$1,000.00	$1,023.12	$1.76
Institutional Class	.25%
Actual		$1,000.00	$1,004.30	$1.25
Hypothetical-C		$1,000.00	$1,023.62	$1.26

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

CMB-SANN-0820
1.967795.106

Fidelity Flex® Funds

Fidelity Flex® Municipal Income Fund

Semi-Annual Report

June 30, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Five States as of June 30, 2020

% of fund's net assets
Illinois	14.8
Pennsylvania	6.8
Ohio	6.5
New Jersey	5.8
Florida	5.4

Top Five Sectors as of June 30, 2020

% of fund's net assets
Health Care	23.6
Education	17.2
General Obligations	16.5
Transportation	15.9
Electric Utilities	6.1

Quality Diversification (% of fund's net assets)

As of June 30, 2020
AAA	9.1%
AA,A	61.8%
BBB	20.5%
BB and Below	2.9%
Not Rated	1.5%
Short-Term Investments and Net Other Assets	4.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Schedule of Investments June 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 95.8%
	Principal Amount	Value
Alabama - 0.9%
Auburn Univ. Gen. Fee Rev. Series 2018 A, 5% 6/1/43	100,000	123,285
Homewood Edl. Bldg. Auth. Rev. Series 2019 A:
4% 12/1/33	$110,000	$121,700
4% 12/1/41	85,000	91,530
4% 12/1/49	190,000	201,911
Jefferson County Gen. Oblig. Series 2018 A:
5% 4/1/25	100,000	119,736
5% 4/1/26	100,000	123,055
Lower Alabama Gas District Bonds (No. 2 Proj.) Series 2020, 4%, tender 12/1/25 (a)	1,095,000	1,245,957

TOTAL ALABAMA		2,027,174

Alaska - 0.0%
Alaska Int'l. Arpts. Revs. Series 2010 A, 5% 10/1/23 (b)	30,000	30,297
Arizona - 2.1%
Arizona Board of Regents Arizona State Univ. Rev. Series 2012 A, 5% 7/1/32 (Pre-Refunded to 7/1/22 @ 100)	10,000	10,916
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2015 A, 5% 1/1/21	25,000	25,509
Arizona Indl. Dev. Auth. Rev. (Provident Group-Eastern Michigan Univ. Parking Proj.) Series 2018:
5% 5/1/26	450,000	474,417
5% 5/1/29	290,000	306,272
5% 5/1/33	565,000	580,696
Arizona State Lottery Rev. Series 2019, 5% 7/1/23	415,000	471,237
Chandler Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Intel Corp. Proj.):
Series 2005, 2.4%, tender 8/14/23 (a)	65,000	67,452
Series 2007, 2.7%, tender 8/14/23 (a)(b)	600,000	630,390
Series 2019, 5%, tender 6/3/24 (a)(b)	880,000	1,013,452
Glendale Indl. Dev. Auth. (Terraces of Phoenix Proj.) Series 2018 A:
5% 7/1/38	10,000	9,977
5% 7/1/48	10,000	9,565
Maricopa County Indl. Dev. Auth. (Creighton Univ. Proj.) Series 2020, 5% 7/1/47	100,000	116,512
Maricopa County Indl. Dev. Auth. Sr. Living Facilities Series 2016:
5.75% 1/1/36 (c)	100,000	98,390
6% 1/1/48 (c)	200,000	184,394
Phoenix Civic Impt. Board Arpt. Rev. Series 2019 B, 5% 7/1/35 (b)	300,000	369,819
Univ. of Arizona Univ. Revs. Series 2015 A, 5% 6/1/22	10,000	10,854
Western Maricopa Ed. Ctr. District Series 2019 B, 5% 7/1/24	190,000	224,149

TOTAL ARIZONA		4,604,001

California - 2.6%
Alameda Corridor Trans. Auth. Rev. Series 2016 B, 5% 10/1/37	300,000	335,712
California Edl. Facilities Auth. Rev. Series T1, 5% 3/15/39	65,000	99,815
California Muni. Fin. Auth. Rev. (LINXS APM Proj.) Series 2018 A:
5% 12/31/43 (b)	150,000	170,084
5% 12/31/47 (b)	500,000	564,595
California Statewide Cmntys. Dev. Auth. Rev. Series 2015, 5% 2/1/45	105,000	99,747
Los Angeles Dept. Arpt. Rev. Series F, 5% 5/15/44 (b)	175,000	212,557
Los Angeles Hbr. Dept. Rev. Series 2019 A:
5% 8/1/22 (b)	155,000	167,378
5% 8/1/23 (b)	545,000	608,313
5% 8/1/24 (b)	310,000	356,032
5% 8/1/25 (b)	110,000	129,628
Middle Fork Proj. Fin. Auth. Series 2020, 5% 4/1/26	1,000,000	1,145,850
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2019 A, 5% 5/1/49 (b)	1,000,000	1,198,510
Series 2019 B, 5% 5/1/49	45,000	54,810
Washington Township Health Care District Rev.:
Series 2017 A, 5% 7/1/35	190,000	220,288
Series 2017 B:
5% 7/1/29	115,000	139,654
5% 7/1/30	230,000	276,600

TOTAL CALIFORNIA		5,779,573

Colorado - 4.5%
Arkansas River Pwr. Auth. Rev. Series 2018 A:
5% 10/1/38	40,000	43,752
5% 10/1/43	50,000	53,707
Colorado Health Facilities Auth.:
(Parkview Med. Ctr., Inc. Proj.) Series 2016, 4% 9/1/35	35,000	38,103
Bonds Series 2019 B:
5%, tender 8/1/26 (a)	110,000	129,396
5%, tender 11/19/26 (a)	210,000	258,724
Series 2019 A:
5% 11/1/25	435,000	516,019
5% 11/15/39	190,000	232,285
Colorado Health Facilities Auth. Rev. Bonds Series 2016 C, 5%, tender 11/15/26 (a)	275,000	338,715
Colorado Hsg. & Fin. Auth.:
Series 2019 F, 4.25% 11/1/49	80,000	89,158
Series 2019 H, 4.25% 11/1/49	45,000	50,221
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2020, 5% 6/1/31	105,000	136,578
Colorado Univ. Co. Hosp. Auth. Rev. Series 2012 A, 5% 11/15/42	845,000	901,302
Denver City & County Arpt. Rev.:
Series 2017 A:
5% 11/15/23 (b)	25,000	28,283
5% 11/15/26 (b)	50,000	61,139
Series 2018 A, 5% 12/1/34 (b)	1,125,000	1,524,218
Denver City & County Board Wtr. Rev. Series 2020 B:
5% 9/15/27	2,000,000	2,596,540
5% 9/15/28	2,000,000	2,667,220
Vauxmont Metropolitan District:
Series 2019, 5% 12/15/25	40,000	47,336
Series 2020, 5% 12/1/30 (FSA Insured) (d)	220,000	276,338

TOTAL COLORADO		9,989,034

Connecticut - 2.2%
Connecticut Gen. Oblig.:
Series 2014 H, 5% 11/15/21	295,000	313,051
Series 2016 B:
5% 5/15/25	220,000	263,331
5% 5/15/26	125,000	152,769
Series 2016 D, 5% 8/15/25	210,000	253,115
Series 2018 F:
5% 9/15/24	100,000	117,336
5% 9/15/25	100,000	120,797
Series 2019 A, 5% 4/15/26	115,000	140,270
Series 2020 A, 4% 1/15/34	300,000	351,384
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds Series 2020 B:
5%, tender 1/1/25 (a)	200,000	236,240
5%, tender 1/1/27 (a)	330,000	409,745
Series 2019 A:
4% 7/1/20 (c)	220,000	220,000
5% 7/1/49 (c)	130,000	148,002
Series 2019 Q-1:
5% 11/1/25	90,000	106,103
5% 11/1/26	95,000	114,333
Series A:
5% 7/1/26	160,000	184,141
5% 7/1/26 (Pre-Refunded to 7/1/21 @ 100)	105,000	109,683
Series K3, 5% 7/1/43	215,000	225,561
Series R, 5% 6/1/36	900,000	1,134,855
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Series 2012 A, 5% 1/1/24	80,000	88,452
Univ. of Connecticut Gen. Oblig.:
Series 2016 A, 5% 3/15/22	85,000	91,371
Series 2019 A, 5% 11/1/25	140,000	170,174

TOTAL CONNECTICUT		4,950,713

District Of Columbia - 1.8%
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. (Dulles Metrorail and Cap. Impt. Projs.) Series 2019 A:
5% 10/1/31	185,000	225,726
5% 10/1/44	1,000,000	1,164,940
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2011 C:
5% 10/1/22 (b)	60,000	63,103
5% 10/1/23 (b)	65,000	68,327
5% 10/1/24 (b)	60,000	63,033
5% 10/1/25 (b)	80,000	83,962
Series 2019 A, 5% 10/1/25 (b)	70,000	83,903
Series 2020 A:
5% 10/1/24 (b)(d)	690,000	804,623
5% 10/1/25 (b)(d)	440,000	527,120
5% 10/1/26 (b)(d)	320,000	392,157
5% 10/1/27 (b)(d)	110,000	137,810
5% 10/1/28 (b)(d)	55,000	70,321
Washington Convention & Sports Auth. Series 2018 A:
5% 10/1/23	100,000	106,732
5% 10/1/24	100,000	108,326
5% 10/1/25	100,000	109,616

TOTAL DISTRICT OF COLUMBIA		4,009,699

Florida - 5.4%
Atlantic Beach Health Care Facilities Series A, 5% 11/15/43	255,000	259,876
Broward County Arpt. Sys. Rev.:
Series 2012 Q1, 5% 10/1/21	250,000	262,970
Series 2015 C, 5% 10/1/24 (b)	45,000	52,057
Series 2017, 5% 10/1/42 (b)	1,365,000	1,588,082
Series 2019 A, 5% 10/1/49 (b)	1,000,000	1,190,710
Broward County School Board Ctfs. of Prtn.:
Series 2015 A, 5% 7/1/23	50,000	56,027
Series 2016, 5% 7/1/26	230,000	280,147
Escambia County Health Facilities Auth. Health Facilities Rev. Series 2020 A, 4% 8/15/45	110,000	117,700
Florida Higher Edl. Facilities Fing. Auth. (St. Leo Univ. Proj.) Series 2019, 5% 3/1/24	390,000	424,784
Florida Hsg. Fin. Corp. Rev. Series 2019 1, 4% 7/1/50	180,000	199,217
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Series 2017 A, 5% 10/1/31 (b)	125,000	151,203
Series 2019 A:
5% 10/1/22 (b)	300,000	327,558
5% 10/1/23 (b)	300,000	338,916
5% 10/1/24 (b)	300,000	349,212
5% 10/1/25 (b)	300,000	358,398
5% 10/1/38 (b)	430,000	528,178
Lee County Arpt. Rev. Series 2011 A, 5.375% 10/1/32 (b)	25,000	26,014
Lee Memorial Health Sys. Hosp. Rev. Series 2019 A1, 5% 4/1/44	665,000	785,398
Miami-Dade County Aviation Rev.:
Series 2015 A, 5% 10/1/27 (b)	200,000	233,272
Series 2017 B, 5% 10/1/40 (b)	635,000	739,527
Miami-Dade County Expressway Auth. Series 2014 A, 5% 7/1/25	395,000	448,159
Miami-Dade County School Board Ctfs. of Prtn.:
Bonds Series 2014 A, 5%, tender 5/1/24 (a)	100,000	116,210
Series 2015 D, 5% 2/1/26	10,000	12,192
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr., FL. Proj.) Series 2017:
5% 8/15/26	100,000	120,267
5% 8/15/42	5,000	5,819
Tallahassee Health Facilities Rev.:
(Tallahassee Memorial Healthcare, Inc. Proj.) Series 2016 A, 5% 12/1/26	100,000	115,415
Series 2015 A, 5% 12/1/40	360,000	393,541
Tampa Hosp. Rev.:
(H Lee Moffitt Cancer Ctr. Proj.) Series 2016 B, 5% 7/1/29	25,000	29,742
(H. Lee Moffitt Cancer Ctr. Proj.) Series 2020 B, 4% 7/1/39	1,000,000	1,122,730
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2020 A:
0% 9/1/34	700,000	445,921
0% 9/1/35	750,000	456,863
0% 9/1/36	800,000	465,808
Volusia County Edl. Facilities Auth. Rev. (Embry-Riddle Aeronautical Univ., Inc. Proj.) Series 2020 A:
5% 10/15/44	30,000	35,332
5% 10/15/49	60,000	70,296

TOTAL FLORIDA		12,107,541

Georgia - 4.2%
Atlanta Arpt. Rev. Series 2019 B, 5% 7/1/25 (b)	60,000	71,017
Atlanta Wtr. & Wastewtr. Rev. Series 2018 B, 5% 11/1/47	1,000,000	1,232,260
Brookhaven Dev. Auth. Rev. Series 2019 A, 5% 7/1/36	150,000	187,463
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Vogtle Proj.):
Series 1994:
2.15%, tender 6/13/24 (a)	1,140,000	1,164,624
2.25%, tender 5/25/23 (a)	315,000	321,587
Series 2013 1st, 2.925%, tender 3/12/24 (a)	330,000	345,837
DeKalb Private Hosp. Auth. Rev. Series 2019 B, 5% 7/1/27	210,000	264,690
Fulton County Dev. Auth. Rev. Series 2019:
4% 6/15/49	40,000	44,634
5% 6/15/52	145,000	176,622
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2018 A, 5% 1/1/22	375,000	395,449
Series 2019 A:
4% 1/1/49	245,000	265,428
5% 1/1/23	450,000	491,675
5% 1/1/26	165,000	195,210
5% 1/1/30	55,000	68,741
5% 1/1/34	375,000	458,081
Series HH, 5% 1/1/22	425,000	448,175
Glynn-Brunswick Memorial Hosp. Auth. Rev. (Southeast Georgia Health Sys. Proj.) Series 2017:
4% 8/1/43	5,000	5,198
5% 8/1/39	5,000	5,547
5% 8/1/43	5,000	5,664
Hosp. Auth. of Savannah Auth. Rev. Series 2019 A:
4% 7/1/36	195,000	217,790
4% 7/1/43	205,000	220,748
Main Street Natural Gas, Inc. Bonds Series 2018 C, 4%, tender 12/1/23 (a)	500,000	547,170
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Scherer Proj.) Series 1995, 2.25% 7/1/25	200,000	204,774
Private Colleges & Univs. Auth. Rev.:
Series 2020 B:
5% 9/1/25	180,000	221,715
5% 9/1/34	1,000,000	1,337,310
Series A:
4% 6/1/21	120,000	122,667
5% 6/1/22	80,000	85,106
5% 6/1/23	80,000	88,073
5% 6/1/24	130,000	147,124

TOTAL GEORGIA		9,340,379

Hawaii - 0.7%
Hawaii Arpts. Sys. Rev. Series 2018 A, 5% 7/1/33 (b)	125,000	152,210
Honolulu City & County Gen. Oblig.:
(Honolulu Rail Transit Proj.) Series 2020 B, 5% 3/1/29	1,000,000	1,333,950
Series 2017 A, 5% 9/1/33	5,000	6,264
Honolulu City and County Wastewtr. Sys. Series 2015 A, 5% 7/1/40	115,000	134,230

TOTAL HAWAII		1,626,654

Idaho - 0.0%
Idaho Hsg. & Fin. Assoc. Single Family Mtg. Series 2019 A, 4% 1/1/50	25,000	27,637
Illinois - 14.8%
Champaign County Cmnty. Unit Series 2019, 4% 6/1/26	15,000	17,664
Chicago Board of Ed.:
Series 1998 B1, 0% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	45,000	43,504
Series 2011 A, 5% 12/1/41	50,000	50,411
Series 2012 A, 5% 12/1/42	745,000	755,274
Series 2018 A:
5% 12/1/29	350,000	383,149
5% 12/1/31	150,000	163,184
Series 2018 C, 5% 12/1/46	200,000	209,990
Series 2019 A:
5% 12/1/29	125,000	138,020
5% 12/1/30	405,000	446,460
5% 12/1/30	100,000	110,237
Chicago Gen. Oblig.:
Series 2015 C, 5% 1/1/27	215,000	231,000
Series 2020 A:
5% 1/1/27	400,000	434,600
5% 1/1/30	230,000	255,707
Chicago Midway Arpt. Rev.:
Series 2013 A, 5.5% 1/1/29 (b)	200,000	217,922
Series 2014 B, 5% 1/1/26	100,000	111,970
Series 2016 B:
4% 1/1/35	200,000	214,968
5% 1/1/46	2,000,000	2,223,220
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2012 B, 4% 1/1/29 (b)	400,000	412,964
Series 2013 A, 5% 1/1/23 (b)	70,000	76,555
Series 2017 B, 5% 1/1/37	50,000	58,465
Series 2018 A, 5% 1/1/48 (b)	90,000	105,932
Chicago O'Hare Int'l. Arpt. Spl. Facilities Rev. Series 2018:
5% 7/1/38 (b)	50,000	56,639
5% 7/1/48 (b)	400,000	445,148
Cook County Cmnty. Consolidated School District No. 59 Series 2020:
4% 3/1/21	200,000	204,782
5% 3/1/26	615,000	759,396
Cook County Gen. Oblig.:
Series 2011 A, 5.25% 11/15/23	50,000	51,993
Series 2016 A:
5% 11/15/23	10,000	10,865
5% 11/15/31	500,000	556,245
Illinois Fin. Auth. Academic Facilities:
(Provident Group UIUC Properties LLC Univ. of Illinois at Urbana-Champaign Proj.) Series 2019 A, 5% 10/1/25	100,000	116,581
(Provident Group UIUC Properties LLC Univ. of Illinois at Urbana-Champaign Proj.) Series 2019 A, 5% 10/1/26	200,000	237,662
Illinois Fin. Auth. Rev.:
(Bradley Univ. Proj.) Series 2017 C, 5% 8/1/30	615,000	721,979
(Depaul Univ., IL Proj.):
Series 2016 A, 5% 10/1/28	10,000	11,744
Series 2016, 5% 10/1/29	30,000	35,099
(OSF Healthcare Sys.) Series 2018 A:
4.125% 5/15/47	750,000	806,325
5% 5/15/43	790,000	911,510
(Presence Health Proj.) Series 2016 C, 5% 2/15/36	15,000	17,954
Series 2011 IL:
4% 12/1/20	100,000	101,420
5% 12/1/22 (Pre-Refunded to 12/1/21 @ 100)	5,000	5,323
Series 2012 A, 5% 5/15/41	695,000	727,463
Series 2013:
4% 5/15/33 (Pre-Refunded to 5/15/22 @ 100)	270,000	286,103
4.25% 5/15/43 (Pre-Refunded to 5/15/22 @ 100)	55,000	58,535
5% 11/15/24	65,000	70,811
Series 2015 A:
5% 11/15/20	760,000	769,689
5% 11/15/23	10,000	11,116
5% 11/15/25	150,000	174,959
5% 11/15/45	300,000	335,475
Series 2015 C:
4.125% 8/15/37	60,000	64,040
5% 8/15/26	35,000	41,092
Series 2016 A:
5% 8/15/24 (Escrowed to Maturity)	65,000	76,911
5% 7/1/31	30,000	35,144
5% 7/1/33	10,000	11,604
5% 7/1/36	45,000	51,800
Series 2016 B, 5% 8/15/35	250,000	294,425
Series 2016 C:
4% 2/15/41	35,000	38,730
4% 2/15/41 (Pre-Refunded to 2/15/27 @ 100)	5,000	6,051
5% 2/15/34	50,000	60,219
Series 2016:
5% 12/1/23	155,000	173,050
5% 5/15/29	10,000	11,656
5% 12/1/29	620,000	721,847
5% 12/1/33	485,000	555,223
5% 12/1/40	85,000	95,773
5% 12/1/46	95,000	106,176
Series 2017 A, 5% 7/15/42	1,000,000	1,209,480
Series 2018 A:
4.25% 1/1/44	55,000	60,334
5% 1/1/38	225,000	264,047
5% 1/1/44	340,000	393,842
Series 2019, 4% 9/1/35	60,000	61,621
Illinois Gen. Oblig.:
Serie 2014, 5% 4/1/24	100,000	106,498
Series 2012 A, 4% 1/1/23	65,000	65,865
Series 2012:
5% 8/1/22	90,000	93,768
5% 8/1/24	70,000	72,550
Series 2013, 5% 7/1/23	10,000	10,556
Series 2016:
5% 2/1/21	30,000	30,410
5% 1/1/26	5,000	5,417
5% 2/1/26	400,000	433,616
5% 2/1/27	585,000	638,457
5% 11/1/29	1,400,000	1,497,734
Series 2017 D:
5% 11/1/21	900,000	926,721
5% 11/1/24	765,000	820,264
5% 11/1/25	65,000	70,341
5% 11/1/26	1,640,000	1,786,698
5% 11/1/27	250,000	274,293
Series 2017, 4% 2/1/24	15,000	15,306
Series 2018 A, 5% 10/1/24	25,000	26,782
Series 2018 B, 5% 10/1/24	50,000	53,563
Series 2019 B:
5% 9/1/21	105,000	107,745
5% 9/1/22	100,000	104,338
5% 9/1/23	105,000	111,101
5% 9/1/24	105,000	112,379
5% 9/1/25	20,000	21,617
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Series 2014 A, 5% 12/1/22	235,000	258,787
Kane, Cook & DuPage Counties School District #46 Elgin Series 2003 B, 0% 1/1/22 (Escrowed to Maturity)	100,000	99,329
Kendall, Kane & Will Counties Cmnty. Unit School District #308:
Series 2008, 0% 2/1/25 (FSA Insured)	315,000	300,204
Series 2011, 5.5% 2/1/22	100,000	107,317
Series 2015, 4% 2/1/30	800,000	848,384
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.) Series 2010 B1:
0% 6/15/43 (FSA Insured)	610,000	258,988
0% 6/15/47 (FSA Insured)	155,000	56,053
Series 1994 A, 0% 6/15/25	25,000	21,626
Series 1994, 0% 6/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,200,000	926,028
Series 2002 A, 0% 6/15/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	30,000	19,241
Series 2002, 0% 12/15/23	10,000	9,087
Series 2012 B, 5% 6/15/23	10,000	10,352
Series 2017 A, 5% 6/15/57	875,000	918,234
Series 2020 A:
4% 6/15/50	1,170,000	1,109,347
5% 6/15/50	1,430,000	1,523,064
Northern Illinois Univ. Revs. Series 2020 B, 4% 4/1/40 (Build America Mutual Assurance Insured)	455,000	491,063
Railsplitter Tobacco Settlement Auth. Rev. Series 2010, 5.5% 6/1/23 (Pre-Refunded to 6/1/21 @ 100)	105,000	109,979
Univ. of Illinois Board of Trustees Ctfs. of Prtn. (Univ. of Illinois Rev. Proj.) Series 2014 A, 5% 10/1/26	15,000	17,320
Univ. of Illinois Rev. Series 2018 A, 5% 4/1/30	100,000	123,576

TOTAL ILLINOIS		33,073,075

Indiana - 0.8%
Indiana Fin. Auth. Rev.:
Series 2012, 5% 3/1/23 (Pre-Refunded to 3/1/22 @ 100)	35,000	37,722
Series 2016:
5% 9/1/24	20,000	23,269
5% 9/1/30	50,000	60,272
Indiana Health Facility Fing. Auth. Rev. Bonds Series 2001 A2, 2%, tender 2/1/23 (a)	65,000	67,248
Indiana Hsg. & Cmnty. Dev. Auth. Series A, 3.75% 1/1/49	430,000	474,372
Saint Joseph County Econ. Dev. Auth. Rev. (St. Mary's College Proj.):
Series 2019, 4% 4/1/46	215,000	228,154
Series 2020, 5% 4/1/30	105,000	129,039
Whiting Envir. Facilities Rev. Bonds (BP Products North America, Inc. Proj.) Series 2019 A, 5%, tender 6/5/26 (a)(b)	695,000	821,594

TOTAL INDIANA		1,841,670

Iowa - 1.2%
Iowa Fin. Auth. Rev.:
Series 2019 A2, 2.875% 5/15/49	70,000	67,890
Series A:
5% 5/15/43	35,000	35,261
5% 5/15/48	25,000	25,042
Iowa Higher Ed. Ln. Auth. Rev. (Grinnell College Proj.) Series 2017, 5% 12/1/46	2,000,000	2,427,500
Iowa Student Ln. Liquidity Corp. Student Ln. Rev. Series 2019 B, 5% 12/1/27 (b)	155,000	181,761

TOTAL IOWA		2,737,454

Kentucky - 3.6%
Ashland Med. Ctr. Rev. Series 2019:
4% 2/1/37	175,000	182,733
5% 2/1/25	280,000	316,677
Carroll County Poll. Ctlr Rev. Bonds (Kentucky Utils. Co. Proj.) Series 2016 A, 1.55%, tender 9/1/26 (a)	1,000,000	998,480
Kentucky Econ. Dev. Fin. Auth.:
Bonds Series 2009 B, 2.7%, tender 11/10/21 (a)	100,000	102,296
Series 2019 A2, 5% 8/1/30	345,000	426,630
Kentucky State Property & Buildings Commission Rev.:
(Proj. No. 118) Series 2018, 5% 4/1/25	175,000	203,231
(Proj. No. 119) Series 2018:
5% 5/1/26	80,000	93,058
5% 5/1/29	85,000	100,939
5% 5/1/32	20,000	24,170
5% 5/1/33	15,000	18,026
5% 5/1/34	20,000	23,964
5% 5/1/35	10,000	11,550
5% 5/1/36	10,000	11,530
5% 5/1/38	1,000,000	1,150,270
Series A:
4% 11/1/35	600,000	658,710
5% 11/1/29	150,000	179,279
Series C, 5% 11/1/21	140,000	147,784
Kentucky, Inc. Pub. Energy:
Bonds Series A, 4%, tender 6/1/26 (a)	1,505,000	1,699,296
Series A, 4% 6/1/21	145,000	148,893
Louisville & Jefferson County:
Bonds:
Series 2020 B, 5%, tender 10/1/23 (a)	200,000	219,930
Series 2020 C, 5%, tender 10/1/26 (a)	70,000	81,295
Series 2020 D, 5%, tender 10/1/29 (a)	85,000	102,493
Series 2016 A, 5% 10/1/32	70,000	81,936
Series 2020 A, 4% 10/1/40	195,000	213,911
Louisville Reg'l. Arpt. Auth. Sys. Rev. Series 2014 A, 5% 7/1/24 (b)	65,000	74,867
Louisville/Jefferson County Metropolitan Gov. Series 2012, 5% 12/1/35 (Pre-Refunded to 6/1/22 @ 100)	125,000	135,625
Pikeville Hosp. Rev. Series 2011:
6% 3/1/22	240,000	247,918
6% 3/1/22 (Pre-Refunded to 3/1/21 @ 100)	75,000	77,813
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas and Elec. Co. Proj.) Series 2001 B, 2.55%, tender 5/3/21 (a)	200,000	202,758

TOTAL KENTUCKY		7,936,062

Louisiana - 0.8%
Calcasieu Parish Memorial Hosp. (Lake Charles Memorial Hosp. Proj.) Series 2019:
4% 12/1/21	775,000	800,831
5% 12/1/25	155,000	179,819
5% 12/1/39	100,000	110,738
Louisiana Pub. Facilities Auth. Rev.:
(Ochsner Clinic Foundation Proj.):
Series 2015, 5% 5/15/47	195,000	214,032
Series 2017, 5% 5/15/27	115,000	139,672
(Tulane Univ. of Louisiana Proj.):
Series 2016 A, 5% 12/15/28	15,000	17,784
Series 2017 A, 5% 12/15/32	165,000	195,200
Series 2018 E, 5% 7/1/38	100,000	120,975

TOTAL LOUISIANA		1,779,051

Maine - 0.6%
Maine Health & Higher Edl. Facilities Auth. Rev.:
(Eastern Maine Healthcare Systems Proj.) Series 2013, 5% 7/1/43	65,000	67,980
(Univ. of New England) Series 2017 A, 4% 7/1/22	20,000	20,959
Series 2011, 7.5% 7/1/32	180,000	187,222
Series 2013:
5% 7/1/25	40,000	43,752
5% 7/1/33	65,000	69,264
Series 2014, 5% 7/1/30	585,000	661,126
Series 2016 A:
4% 7/1/41	25,000	25,424
4% 7/1/46	5,000	5,045
5% 7/1/46	125,000	133,238
Series 2017 B, 5% 7/1/29	10,000	11,890
Series 2018, 5% 7/1/48	135,000	165,717

TOTAL MAINE		1,391,617

Maryland - 2.0%
Maryland Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev.:
Series 2019 B, 4% 9/1/49	125,000	137,889
Series 2019 C, 5% 9/1/28	115,000	147,459
Maryland Econ. Dev. Corp. Air Cargo Series 2019:
5% 7/1/22 (b)	280,000	298,222
5% 7/1/23 (b)	325,000	355,674
5% 7/1/25 (b)	510,000	583,644
5% 7/1/26 (b)	230,000	267,416
Maryland Health & Higher Edl. Facilities Auth. Rev. (Medstar Health, Inc. Proj.) Series 2017 A, 5% 5/15/45	150,000	171,539
Maryland Trans. Auth. Trans. Facility Projs. Rev. Series 2020, 5% 7/1/40	2,000,000	2,591,320

TOTAL MARYLAND		4,553,163

Massachusetts - 3.9%
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Bonds Series 2019 A, 5%, tender 1/1/23 (a)	300,000	332,328
Massachusetts Dev. Fin. Agcy. Rev.:
(Lawrence Gen. Hosp.):
Series 2014 A, 5.25% 7/1/34	40,000	38,020
Series 2017:
5% 7/1/20	100,000	100,000
5% 7/1/21	100,000	100,249
Series 2016 A, 5% 1/1/31	40,000	45,923
Series 2016 I:
5% 7/1/30	195,000	229,178
5% 7/1/41	140,000	156,874
Series 2017 A:
5% 1/1/36	325,000	370,208
5% 1/1/37	1,050,000	1,192,286
Series 2017, 5% 7/1/36	275,000	310,060
Series 2018, 5% 1/1/43	180,000	200,115
Series 2019 K:
5% 7/1/25	125,000	147,155
5% 7/1/26	165,000	198,330
5% 7/1/27	195,000	239,158
Series 2019:
5% 7/1/27	440,000	518,245
5% 9/1/59	510,000	598,669
Series 2020 A:
4% 7/1/45	480,000	494,827
5% 10/15/28	1,000,000	1,343,970
Series M:
4% 10/1/50	490,000	498,874
5% 10/1/45	370,000	419,743
Massachusetts Edl. Fing. Auth. Rev.:
Series 2016 J, 5% 7/1/22 (b)	130,000	138,276
Series 2016, 5% 7/1/24 (b)	210,000	235,225
Massachusetts Port Auth. Rev. Series 2019 A, 5% 7/1/40 (b)	500,000	602,770
Massachusetts Port Auth. Spl. Facilities Rev. (Bosfuel Proj.) Series 2019 A, 5% 7/1/49 (b)	230,000	269,891

TOTAL MASSACHUSETTS		8,780,374

Michigan - 2.1%
Detroit Downtown Dev. Auth. Tax Series A, 5% 7/1/37 (FSA Insured)	40,000	45,101
Flint Hosp. Bldg. Auth. Rev. Series 2020:
4% 7/1/41	140,000	149,486
5% 7/1/25	60,000	69,065
5% 7/1/27	265,000	315,528
Grand Rapids Pub. Schools Series 2019, 5% 11/1/26 (FSA Insured)	180,000	226,247
Great Lakes Wtr. Auth. Sew Disp. Sys. Series 2018 A, 5% 7/1/48	200,000	240,738
Great Lakes Wtr. Auth. Wtr. Supply Sys. Rev. Series 2016 D, 5% 7/1/27	100,000	123,432
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016, 4% 5/15/36	185,000	201,304
Michigan Fin. Auth. Rev.:
(Charter County of Wayne Criminal Justice Ctr. Proj.) Series 2018, 5% 11/1/43	50,000	61,541
(Henry Ford Health Sys. Proj.) Series 2016, 5% 11/15/25	570,000	678,368
Series 2016:
5% 11/15/26	160,000	194,661
5% 11/15/41	30,000	34,863
Series 2019 A, 5% 11/15/48	55,000	66,106
Series 2020 A, 4% 5/15/22	325,000	342,514
Michigan Hosp. Fin. Auth. Rev. (Trinity Health Proj.) Series 2008 C, 5% 12/1/32	10,000	12,290
Michigan Strategic Fund Ltd. Oblig. Rev. Bonds (Consumer Energy Co. Proj.) Series 2019, 1.8%, tender 10/1/24 (a)(b)	175,000	181,255
Univ. of Michigan Rev. Series 2020 A, 5% 4/1/50	1,000,000	1,290,260
Wayne County Arpt. Auth. Rev.:
Series 2017 A, 5% 12/1/29	45,000	55,137
Series 2017 B, 5% 12/1/42 (b)	150,000	172,790
Series 2018 D, 5% 12/1/29 (b)	85,000	104,677

TOTAL MICHIGAN		4,565,363

Minnesota - 0.8%
Duluth Econ. Dev. Auth. Health Care Facilities Rev. Series 2018 A:
5% 2/15/48	220,000	251,519
5% 2/15/58	270,000	305,897
Maple Grove Health Care Sys. Rev. ( North Memorial Med. Ctr., Proj.) Series 2015, 4% 9/1/21	25,000	25,773
Minnesota Higher Ed. Facilities Auth. Rev. Series 2018 A:
5% 10/1/30	500,000	561,490
5% 10/1/45	30,000	32,084
White Bear Lake Minn Rev. (YMCA of Greater Twin Cities Proj.) Series 2018, 5% 6/1/22	490,000	526,285

TOTAL MINNESOTA		1,703,048

Mississippi - 0.1%
Mississippi Hosp. Equip. & Facilities Auth.:
Bonds Series II, 5%, tender 3/1/27 (a)	80,000	96,286
Series I, 5% 10/1/24	70,000	80,820

TOTAL MISSISSIPPI		177,106

Missouri - 1.8%
Kansas City Wtr. Rev. Series 2020 A, 4% 12/1/44	1,200,000	1,450,356
Missouri Health & Edl. Facilities Rev.:
Series 2017 A, 5% 10/1/42	475,000	568,214
Series 2018 A, 5% 11/15/43	1,000,000	1,176,630
Missouri Hsg. Dev. Commission Single Family Mtg. Rev. Series 2019, 4% 5/1/50	25,000	27,674
Saint Louis Arpt. Rev. Series A, 5.25% 7/1/26 (FSA Insured)	570,000	690,014
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. Series 2018 A, 5.125% 9/1/48	25,000	25,729

TOTAL MISSOURI		3,938,617

Montana - 0.0%
Montana Board Hsg. Single Family:
Series 2017 A, 4% 12/1/47 (b)	35,000	36,983
Series 2019 B, 4% 6/1/50	15,000	16,864
Montana Facility Fin. Auth. Rev. (Benefis Health Sys. Proj.) Series 2016, 5% 2/15/32	30,000	35,928

TOTAL MONTANA		89,775

Nebraska - 0.4%
Central Plains Energy Proj. Gas Supply Bonds Series 2019, 4%, tender 8/1/25(a)	575,000	652,671
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Series 2019 B, 4% 9/1/49 (b)	70,000	76,520
Series 2019 E, 3.75% 9/1/49 (b)	90,000	96,794

TOTAL NEBRASKA		825,985

Nevada - 0.5%
Clark County School District Series 2017 A, 5% 6/15/25	400,000	474,588
Nevada Hsg. Division Single Family Mtg. Rev.:
Series 2019 A, 4% 4/1/49	480,000	529,800
Series 2019 B, 4% 10/1/49	40,000	44,233

TOTAL NEVADA		1,048,621

New Hampshire - 0.6%
Nat'l. Finnance Auth. Series 2020 1, 4.125% 1/20/34	233,721	250,512
New Hampshire Health & Ed. Facilities Auth. (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A:
5% 8/1/23	200,000	223,556
5% 8/1/26	105,000	125,567
5% 8/1/37	100,000	117,653
New Hampshire Health & Ed. Facilities Auth. Rev.:
(Covenant Health Sys., Inc. Proj.) Series 2012, 5% 7/1/42	560,000	579,006
(Southern NH Med. Ctr. Proj.) Series 2016, 3% 10/1/21	50,000	51,198
Series 2016, 5% 10/1/22	85,000	92,351

TOTAL NEW HAMPSHIRE		1,439,843

New Jersey - 5.8%
New Jersey Econ. Dev. Auth. Series A, 5% 11/1/40	360,000	399,751
New Jersey Econ. Dev. Auth. Rev.:
(Black Horse EHT Urban Renewal LLC Proj.) Series 2019 A, 5% 10/1/39 (c)	100,000	81,847
(New Jersey Gen. Oblig. Proj.) Series 2017 B, 5% 11/1/23	25,000	27,123
(NJ Transit Corp. Projs.) Series A, 4% 11/1/27	370,000	397,162
Series 2013 NN, 5% 3/1/29	1,000,000	1,055,310
Series 2013:
5% 3/1/23	25,000	26,738
5% 3/1/24	70,000	74,675
Series 2014 PP:
4% 6/15/30	70,000	72,535
5% 6/15/26	280,000	304,648
Series 2015 XX:
4.25% 6/15/26	280,000	299,407
5% 6/15/23	200,000	215,268
Series 2017 DDD, 5% 6/15/30	1,000,000	1,128,650
Series 2018 EEE, 5% 6/15/28	410,000	474,468
Series LLL:
4% 6/15/44	315,000	320,645
5% 6/15/44	180,000	198,090
Series MMM, 4% 6/15/35	90,000	94,082
Series PP, 5% 6/15/31	260,000	278,920
New Jersey Edl. Facility:
Series 2016 B, 4% 9/1/26	500,000	534,605
Series B, 5% 7/1/30	1,790,000	2,299,971
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2016:
4% 7/1/48	100,000	103,354
5% 7/1/41	65,000	72,077
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2011-1, 5.5% 12/1/21 (b)	80,000	84,510
Series 2013, 4% 12/1/20 (b)	250,000	252,722
Series 2017 1A, 5% 12/1/26 (b)	280,000	326,060
Series 2018 B:
5% 12/1/25 (b)	500,000	574,505
5% 12/1/26 (b)	315,000	366,818
5% 12/1/27 (b)	850,000	1,003,068
Series 2020:
5% 12/1/25 (b)	235,000	266,027
5% 12/1/25 (b)	60,000	68,314
5% 12/1/27 (b)	145,000	167,693
5% 12/1/27 (b)	40,000	46,611
New Jersey Trans. Trust Fund Auth.:
(Trans. Prog.) Series 2019 AA, 5.25% 6/15/43	505,000	563,444
Series 2010 A, 0% 12/15/27	250,000	196,148
Series 2014 AA, 5% 6/15/25	100,000	109,285
Series 2016 A, 5% 6/15/27	160,000	180,798
Series 2018 A, 5% 12/15/32	100,000	113,384
Series AA, 5% 6/15/29	55,000	57,232
Rutgers State Univ. Rev. Series Q:
5% 5/1/21	55,000	56,842
5% 5/1/22	40,000	42,910
5% 5/1/23	30,000	33,630

TOTAL NEW JERSEY		12,969,327

New Mexico - 0.2%
New Mexico Mtg. Fin. Auth.:
Series 2019 C, 4% 1/1/50	215,000	237,468
Series 2019 D, 3.75% 1/1/50	60,000	65,866
Santa Fe Retirement Fac.:
Series 2019 A:
2.25% 5/15/24	5,000	4,720
5% 5/15/34	10,000	10,266
5% 5/15/39	5,000	5,071
5% 5/15/44	5,000	4,986
5% 5/15/49	15,000	14,796
Series 2019 B1, 2.625% 5/15/25	10,000	9,448

TOTAL NEW MEXICO		352,621

New York - 2.5%
Buffalo and Erie County Indl. Land Rev. (Catholic Health Sys., Inc. Proj.) Series 2015, 5% 7/1/25	400,000	461,676
Monroe County Indl. Dev. Corp. (Univ. of Rochester Proj.) Series 2015 B, 4% 7/1/35	5,000	5,490
MTA Hudson Rail Yards Trust Oblig. Series 2016 A, 5% 11/15/56	100,000	108,958
New York City Gen. Oblig.:
Series 2018 A, 5% 8/1/24	100,000	117,421
Series E, 5% 8/1/30	1,025,000	1,248,993
New York City Hsg. Dev. Corp. Multifamily Hsg. Series A 1 B, 5% 5/1/30	490,000	635,755
New York Dorm. Auth. Personal Income Tax Rev. (New York State Pit Proj.) Series 2012 D, 5% 2/15/22 (Escrowed to Maturity)	10,000	10,743
New York Dorm. Auth. Rev.:
Bonds:
Series 2019 B1, 5%, tender 5/1/22 (a)	95,000	99,840
Series 2019 B2, 5%, tender 5/1/24 (a)	100,000	112,468
Series 2020 A:
4% 9/1/37	350,000	381,042
4% 9/1/39	700,000	759,934
New York Metropolitan Trans. Auth. Rev. Series 2016 A, 5% 11/15/31	100,000	110,978
New York State Mtg. Agcy. Homeowner Mtg. Series 221, 3.5% 10/1/32 (b)	30,000	32,387
New York Thruway Auth. Gen. Rev. Series 2016 A, 5% 1/1/46	175,000	199,992
Oneida County Local Dev. Corp. Rev. (Mohawk Valley Health Sys. Proj.) Series 2019 A, 5% 12/1/29 (FSA Insured)	600,000	678,894
Onondaga Civic Dev. Corp. (Le Moyne College Proj.) Series 2015, 5% 7/1/27	295,000	332,993
Onondaga County Ind. Dev. Agcy. Swr. Facilities Rev. (Bristol-Meyers Squibb Co. Proj.) Series 1994, 5.75% 3/1/24 (b)	220,000	256,898

TOTAL NEW YORK		5,554,462

North Carolina - 0.3%
New Hanover County Hosp. Rev. Series 2017:
5% 10/1/27	10,000	12,332
5% 10/1/47	70,000	81,409
North Carolina Med. Care Commission Health Care Facilities Rev. Bonds:
Series 2019 B, 2.2%, tender 12/1/22 (a)	175,000	177,396
Series 2019 C, 2.55%, tender 6/1/26 (a)	300,000	312,729

TOTAL NORTH CAROLINA		583,866

Ohio - 6.5%
Akron Bath Copley Hosp. District Rev. Series 2016, 5.25% 11/15/46	495,000	559,266
Allen County Hosp. Facilities Rev.:
(Mercy Health) Series 2017 A:
5% 8/1/25	10,000	11,822
5% 8/1/26	290,000	350,166
5% 8/1/27	10,000	12,325
5% 8/1/28	10,000	12,545
5% 8/1/29	10,000	12,491
5% 8/1/30	10,000	12,425
Bonds (Mercy Health) Series 2017 B, 5%, tender 5/5/22 (a)	10,000	10,726
American Muni. Pwr., Inc. (Solar Electricity Prepayment Proj.) Series 2019 A, 5% 2/15/44	175,000	213,878
American Muni. Pwr., Inc. Rev.:
Bonds (Combined Hydroelectric Proj.) Series 2018, 2.25%, tender 8/15/21 (a)	500,000	503,660
Series 2017 A, 5% 2/15/21	30,000	30,859
Buckeye Tobacco Settlement Fing. Auth. Series 2020 A2, 5% 6/1/34	370,000	475,509
Cleveland Arpt. Sys. Rev. Series 2016 A, 5% 1/1/25 (FSA Insured)	145,000	168,188
Cleveland State Univ. Gen. Receipts Series 2012, 5% 6/1/37	510,000	535,347
Cleveland Wtr. Rev. Series 2020:
5% 1/1/26	1,375,000	1,691,965
5% 1/1/28	800,000	1,037,024
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 4.25% 6/15/24	110,000	117,409
Franklin County Convention Facilities Authorities (Greater Columbus Convention Ctr. Hotel Expansion Proj.) Series 2019:
5% 12/1/46	200,000	239,562
5% 12/1/51	200,000	238,260
Hamilton County HealthCare Facilities Rev. (The Christ Hosp. Proj.) Series 2012, 5.25% 6/1/24	2,900,000	3,120,371
Kent State Univ. Revs. Series 2016, 5% 5/1/30	1,495,000	1,782,279
Lancaster Port Auth. Gas Rev.:
Bonds Series 2019, 5%, tender 2/1/25 (a)	255,000	297,562
Series 2019, 5% 2/1/25	160,000	187,035
Lucas County Hosp. Rev. Series 2011, 5% 11/15/23 (Pre-Refunded to 11/15/21 @ 100)	20,000	21,266
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013:
4% 2/15/23	315,000	334,076
5% 2/15/44	100,000	102,382
Ohio Hosp. Rev. Series 2020 A:
4% 1/15/50	40,000	43,697
5% 1/15/31	300,000	379,905
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. (Mtg. Backed Securities Prog.) Series 2019 B, 4.5% 3/1/50	20,000	22,504
Ohio Spl. Oblig. Series 2020 A:
5% 2/1/23	180,000	201,103
5% 2/1/26	150,000	183,888
Scioto County Hosp. Facilities Rev. Series 2019, 5% 2/15/29	100,000	113,298
Univ. of Akron Gen. Receipts Series 2019 A, 4% 1/1/27	220,000	253,640
Univ. of Toledo Gen. Receipts Series 2018 A:
5% 6/1/21	865,000	895,261
5% 6/1/22	330,000	353,783
Wood County Hosp. Facilities Rev. (Wood County Hosp. Assoc. Proj.) Series 2012, 5% 12/1/32	15,000	15,408

TOTAL OHIO		14,540,885

Oklahoma - 0.8%
Oklahoma City Arpt. Trust Series 33, 5% 7/1/47 (b)	200,000	235,248
Oklahoma Dev. Fin. Auth. Health Sys. Rev.:
(OU Medicine Proj.) Series 2018 B:
5% 8/15/23	200,000	218,598
5% 8/15/25	700,000	798,077
Series 2015 A, 5% 8/15/24	250,000	288,188
Oklahoma Dev. Fin. Auth. Rev. (Oklahoma City Univ. Proj.) Series 2019:
3% 8/1/20	60,000	60,046
4% 8/1/21	50,000	51,036
4% 8/1/22	60,000	62,587
5% 8/1/23	45,000	48,801

TOTAL OKLAHOMA		1,762,581

Oregon - 1.1%
Oregon Bus. Dev. Commission Recovery Zone Facility Bonds (Intel Corp. Proj.) Series 232, 2.4%, tender 8/14/23 (a)	830,000	868,072
Oregon State Hsg. & Cmnty. Svcs. Dept. Series 2019 A, 4% 7/1/50	1,495,000	1,654,905

TOTAL OREGON		2,522,977

Pennsylvania - 6.8%
Allegheny County Hosp. Dev. Auth. Rev. Series 2019 A, 5% 7/15/22	185,000	200,290
Berks County Muni. Auth. Rev.:
(Tower Health Proj.) Series 2020 A:
5% 2/1/23	125,000	135,645
5% 2/1/24	50,000	55,556
5% 2/1/26	115,000	132,693
Bonds (Tower Health Proj.):
Series 2020 B1, 5%, tender 2/1/25 (a)	45,000	50,071
Series 2020 B2, 5%, tender 2/1/27 (a)	80,000	91,659
Series 2020 B3, 5%, tender 2/1/30 (a)	45,000	53,236
Centre County Pennsylvania Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.):
Series 2016 A, 5% 11/15/46	2,250,000	2,535,120
Series 2018 A:
5% 11/15/22	100,000	109,371
5% 11/15/25	100,000	119,470
Commonwealth Fing. Auth. Rev. Series 2020 A, 5% 6/1/28	305,000	393,484
Doylestown Hosp. Auth. Hosp. Rev. Series 2016 A, 5% 7/1/46	20,000	21,641
Dubois Hosp. Auth. Hosp. Rev. (Penn Highlands Healthcare Proj.) Series 2018:
4% 7/15/37	40,000	44,290
5% 7/15/36	500,000	591,375
Lehigh County Gen. Purp. Auth. Rev. (Muhlenberg College Proj.) Series 2017, 5% 2/1/39	60,000	69,550
Lehigh County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (PPL Elec. Utils. Corp. Proj.) Series 2016 A, 1.8%, tender 9/1/22 (a)	95,000	96,036
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2016 A, 5% 10/1/40	330,000	361,970
Series 2019, 4% 9/1/44	185,000	199,746
Series 2020, 5% 4/1/27	300,000	330,036
Montgomery County Indl. Dev. Auth. Series 2015 A, 5.25% 1/15/36	140,000	149,509
Northampton County Gen. Purp. Auth. Hosp. Rev.:
(St. Luke's Univ. Health Network Proj.) Series 2018 A, 4% 8/15/48	195,000	208,814
Series 2016 A, 5% 8/15/46	50,000	56,406
Pennsylvania Ctfs. Prtn. Series 2018 A:
5% 7/1/23	250,000	282,038
5% 7/1/24	300,000	350,022
5% 7/1/26	455,000	560,123
5% 7/1/27	500,000	629,065
5% 7/1/34	450,000	559,364
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Drexel Univ. Proj.):
Series 2016, 5% 5/1/35	500,000	561,855
Series 2017, 5% 5/1/35	10,000	11,525
Series 2018 A, 5% 2/15/48	100,000	121,016
Pennsylvania Tpk. Commission Tpk. Rev. Series 2015 B, 5% 12/1/45	265,000	301,157
Philadelphia Arpt. Rev. Series 2017 B, 5% 7/1/25 (b)	290,000	338,798
Philadelphia Auth. For Indl. Dev. Series 2015 1, 5% 4/1/33	70,000	80,676
Philadelphia Auth. for Indl. Dev. Series 2017 A, 5% 9/1/42	760,000	875,642
Philadelphia Gas Works Rev.:
Series 14, 5% 10/1/22	375,000	405,945
Series 2015 13, 5% 8/1/21	100,000	104,232
Philadelphia Gen. Oblig.:
Series 2014 A, 5.25% 7/15/27	275,000	317,490
Series 2019 A, 5% 8/1/26	220,000	270,103
Philadelphia School District:
Series 2018 A, 5% 9/1/25	50,000	59,668
Series 2018 B, 5% 9/1/43	50,000	59,730
Series 2019 A:
4% 9/1/35	170,000	196,921
5% 9/1/23	90,000	101,430
5% 9/1/34	80,000	102,834
Series 2019 B:
5% 9/1/25	140,000	167,069
5% 9/1/26	415,000	506,972
Series 2019 C, 5% 9/1/33	315,000	396,982
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2019 A, 5% 9/1/44 (FSA Insured)	70,000	87,380
Southcentral Pennsylvania Gen. Auth. Rev.:
(Hanover Hosp., Inc. PA Proj.) Series 2015, 5% 12/1/28	45,000	52,891
Series 2019 A:
4% 6/1/44	50,000	56,809
4% 6/1/49	115,000	129,844
5% 6/1/25	200,000	238,850
5% 6/1/44	85,000	104,157
5% 6/1/49	135,000	164,419
State Pub. School Bldg. Auth. Lease Rev. (The School District of Philadelphia Proj.) Series 2016 A, 5% 6/1/32 (FSA Insured)	315,000	374,689
Union County Hosp. Auth. Rev. Series 2018 B:
5% 8/1/43	185,000	210,471
5% 8/1/48	310,000	351,125

TOTAL PENNSYLVANIA		15,137,260

Rhode Island - 0.4%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2016:
5% 5/15/21	25,000	25,789
5% 5/15/39	50,000	54,075
Rhode Island Hsg. & Mtg. Fin. Corp. Series 2019 70, 4% 10/1/49	50,000	55,124
Rhode Island Student Ln. Auth. Student Ln. Rev. Series A, 5% 12/1/23 (b)	625,000	687,688

TOTAL RHODE ISLAND		822,676

South Carolina - 2.5%
Charleston County Arpt. District Series 2019, 5% 7/1/48	395,000	477,038
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev. Series 2019 A, 4% 1/1/50	65,000	72,618
South Carolina Jobs-Econ. Dev. Auth. Series 2019 C, 5% 7/1/33	170,000	208,871
South Carolina Ports Auth. Ports Rev.:
Series 2015, 5.25% 7/1/55 (Pre-Refunded to 7/1/25 @ 100) (b)	255,000	313,148
Series 2018, 5% 7/1/43 (b)	520,000	608,010
South Carolina Pub. Svc. Auth. Rev.:
Series 2010 B, 5% 1/1/21 (Pre-Refunded to 7/1/20 @ 100)	5,000	5,000
Series 2013 B, 5% 12/1/38	200,000	219,030
Series 2014 A:
5% 12/1/49	440,000	481,237
5.5% 12/1/54	140,000	155,585
Series 2014 C, 5% 12/1/46	20,000	22,187
Series 2015 A, 5% 12/1/50	75,000	83,852
Series 2015 E, 5.25% 12/1/55	225,000	256,363
Series 2016 A:
5% 12/1/26	140,000	167,255
5% 12/1/29	500,000	591,305
5% 12/1/33	15,000	17,442
5% 12/1/38	80,000	91,893
Series 2016 B:
5% 12/1/31	105,000	124,515
5% 12/1/35	120,000	140,262
5% 12/1/41	175,000	201,843
Series A, 5% 12/1/23	145,000	163,434
Series B, 5% 12/1/24	500,000	579,635
Spartanburg County Reg'l. Health Series 2017 A:
4% 4/15/43	30,000	32,430
4% 4/15/48	20,000	21,402
5% 4/15/48	415,000	478,964

TOTAL SOUTH CAROLINA		5,513,319

Tennessee - 1.7%
Chattanooga Health Ed. & Hsg. Facility Board Rev. Series 2019 A1, 5% 8/1/25	135,000	157,070
Greeneville Health & Edl. Facilities Board Series 2018 A:
5% 7/1/20	700,000	700,000
5% 7/1/23	15,000	16,559
5% 7/1/24	20,000	22,027
5% 7/1/25	20,000	21,968
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2018:
5% 7/1/26 (b)	450,000	530,708
5% 7/1/38 (b)	1,315,000	1,520,824
Metropolitan Nashville Arpt. Auth. Rev. Series 2015 B, 4% 7/1/25 (b)	55,000	62,182
Tennessee Energy Acquisition Corp. Bonds:
(Gas Rev. Proj.) Series A, 4%, tender 5/1/23 (a)	460,000	495,116
Series 2018, 4%, tender 11/1/25 (a)	180,000	203,805

TOTAL TENNESSEE		3,730,259

Texas - 3.7%
Arlington Spl. Tax Rev. Series 2018 C, 5% 2/15/45 (Build America Mutual Assurance Insured)	50,000	51,191
Austin Cmnty. College District Rev. (Highland Campus Parking Garage Proj.) Series 2018 C:
5% 8/1/25	200,000	243,146
5% 8/1/26	200,000	249,680
Austin-Bergstrom Landhost Ente Series 2017, 5% 10/1/22	115,000	124,090
Cypress-Fairbanks Independent School District Bonds Series 2017 A-2, 1.25%, tender 8/15/22 (a)	130,000	131,342
Dallas Fort Worth Int'l. Arpt. Rev. Series 2014 B, 5% 11/1/22 (b)	115,000	125,831
Denton Independent School District Bonds Series 2014 B, 2%, tender 8/1/24 (a)	100,000	104,869
Houston Arpt. Sys. Rev.:
Series 2012 A, 5% 7/1/23 (b)	85,000	91,701
Series 2018 A, 5% 7/1/41 (b)	1,000,000	1,186,370
Series 2018 C:
5% 7/1/26 (b)	200,000	240,782
5% 7/1/30 (b)	120,000	148,638
Series 2018 D, 5% 7/1/39	260,000	314,218
Houston Gen. Oblig. Series 2017 A, 5% 3/1/32	25,000	30,704
Houston Util. Sys. Rev.:
Series 2016 B, 5% 11/15/34	5,000	6,117
Series 2020 C, 5% 11/15/45 (d)	1,000,000	1,306,530
Love Field Arpt. Modernization Rev. Series 2017, 5% 11/1/31 (b)	25,000	28,861
Lower Colorado River Auth. Rev. (LCRA Transmission Svcs. Corp. Proj.) Series 2020, 5% 5/15/24	300,000	349,575
Midlothian Independent School District Bonds Series 2013 C, 2%, tender 8/1/24 (a)	100,000	104,869
New Hope Cultural Ed. Facilities Fin. Corp. (Childrens Med. Ctr. of Dallas) Series 2017 A:
5% 8/15/27	10,000	12,643
5% 8/15/47	10,000	11,870
North Central Texas Health Facilities Dev. Corp. (Childrens Med. Ctr. of Dallas Proj.) Series 2012, 5% 8/15/32 (Pre-Refunded to 8/15/22 @ 100)	100,000	109,810
North Texas Tollway Auth. Rev. Series 2019 B, 5% 1/1/25	85,000	100,099
San Antonio Elec. & Gas Sys. Rev. Series 2017, 5% 2/1/33	5,000	6,209
San Antonio Wtr. Sys. Rev. Series 2018 A, 5% 5/15/33	5,000	6,398
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Scott & White Healthcare Proj.) Series 2013 A, 5% 8/15/21	60,000	62,906
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
Series 2017 A, 5% 2/15/24	265,000	305,179
Series 2018 A, 5% 7/1/29	305,000	384,501
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. Series 2019, 2.95% 7/1/36	128,464	133,395
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Mtg. Rev.:
Series 2019 A, 4% 3/1/50	135,000	151,716
Series A, 3.5% 3/1/51 (d)	170,000	188,170
Texas Gen. Oblig. Bonds:
Series 2019 C2, 1.85%, tender 8/1/22 (a)	75,000	75,062
Series 2019 E2, 2.25%, tender 8/1/22 (a)	330,000	330,498
Texas Trans. Commission Series 2019 A, 0% 8/1/41	250,000	99,253
Univ. of Texas Board of Regents Sys. Rev. Series 2020 C, 5% 8/15/28	1,000,000	1,327,150

TOTAL TEXAS		8,143,373

Utah - 0.2%
Salt Lake City Arpt. Rev.:
Series 2017 A, 5% 7/1/24 (b)	10,000	11,539
Series 2018 A:
5% 7/1/33 (b)	175,000	213,526
5.25% 7/1/48 (b)	130,000	155,689

TOTAL UTAH		380,754

Vermont - 0.6%
Vermont Student Assistant Corp. Ed. Ln. Rev.:
Series 2019 A, 5% 6/15/25 (b)	635,000	718,979
Series 2020 A, 5% 6/15/26 (b)	620,000	711,004

TOTAL VERMONT		1,429,983

Virginia - 1.8%
Fairfax County Indl. Dev. Auth. Bonds (Inova Health Sys. Proj.) Series 2018 B, 5%, tender 5/15/23 (a)	2,000,000	2,253,720
Roanoke Econ. Dev. Auth. Edl. Facilities Series 2018 A:
5% 9/1/23	360,000	391,813
5% 9/1/24	315,000	349,329
Salem Econ. Dev. Auth. Series 2020:
4% 4/1/40	120,000	122,099
5% 4/1/25	165,000	185,008
5% 4/1/36	500,000	564,340
Winchester Econ. Dev. Auth. (Valley Health Proj.) Series 2015, 5% 1/1/22	50,000	52,996
Wise County Indl. Dev. Auth. Waste & Sewage Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2010 A, 1.2%, tender 5/31/24 (a)	125,000	125,309

TOTAL VIRGINIA		4,044,614

Washington - 1.0%
King County Swr. Rev. Series 2017, 5% 7/1/34	10,000	12,449
Port of Seattle Rev.:
Series 2012 B, 5% 8/1/23 (b)	155,000	166,878
Series 2013, 5% 7/1/24 (b)	55,000	60,854
Series 2015 C, 5% 4/1/24 (b)	50,000	56,633
Series 2019 A, 4% 4/1/44 (b)	100,000	107,120
Washington Gen. Oblig.:
(SR 520 Corridor Prog.) Series 2012 C, 5% 6/1/41	25,000	25,907
Series 2013 A, 5% 7/1/23	5,000	5,464
Washington Health Care Facilities Auth. Rev.:
(Overlake Hosp. Med. Ctr., WA. Proj.) Series 2017 B:
5% 7/1/25	5,000	5,886
5% 7/1/30	5,000	6,057
5% 7/1/31	10,000	12,036
5% 7/1/42	100,000	116,168
Series 2020, 5% 9/1/40 (d)	735,000	915,296
Washington Higher Ed. Facilities Auth. Rev. (Whitworth Univ. Proj.) Series 2016 A, 5% 10/1/25	550,000	617,936
Washington Hsg. Fin. Commission Nonprofit Hsg. Rev. (Judson Park Proj.) Series 2018, 5% 7/1/38 (c)	100,000	99,063

TOTAL WASHINGTON		2,207,747

West Virginia - 0.0%
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2018 A, 5% 1/1/32	50,000	61,120
Wisconsin - 1.5%
Milwaukee County Arpt. Rev. Series 2019 B, 5% 12/1/23 (b)	420,000	472,945
Pub. Fin. Auth. Edl. Facilities Series 2018 A:
5.25% 10/1/43	160,000	169,453
5.25% 10/1/48	160,000	168,608
Pub. Fin. Auth. Hosp. Rev. Series 2019 A, 5% 10/1/44	155,000	185,535
Pub. Fin. Auth. Wisconsin Retirement Facility Rev. Series 2018:
5% 10/1/43 (c)	15,000	14,958
5% 10/1/48 (c)	15,000	14,776
5% 10/1/53 (c)	30,000	29,285
Roseman Univ. of Health:
(Roseman Univ. of Health Sciences Proj.) Series 2020, 5% 4/1/40 (c)	100,000	101,535
Series 2020, 3% 4/1/25 (c)	425,000	409,806
Wisconsin Health & Edl. Facilities:
Series 2016 A, 4% 11/15/46	275,000	295,125
Series 2019 A:
2.25% 11/1/26	45,000	42,049
5% 11/1/20	200,000	200,769
5% 11/1/22	230,000	235,520
5% 12/1/28	150,000	188,987
5% 12/1/29	150,000	192,182
5% 11/1/54	190,000	178,452
Series 2019 B1, 2.825% 11/1/28	50,000	47,266
Series 2019 B2, 2.55% 11/1/27	30,000	28,189
Series 2019:
5% 10/1/24	175,000	199,479
5% 10/1/30	195,000	242,763

TOTAL WISCONSIN		3,417,682

TOTAL MUNICIPAL BONDS
(Cost $209,907,906)		213,549,032
	Shares	Value

Money Market Funds - 5.4%
Fidelity Municipal Cash Central Fund .18% (e)(f)
(Cost $12,074,995)	12,073,793	12,074,968
TOTAL INVESTMENT IN SECURITIES - 101.2%
(Cost $221,982,901)		225,624,000
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(2,618,504)
NET ASSETS - 100%		$223,005,496

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,402,056 or 0.6% of net assets.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$31,857
Total	$31,857

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$213,549,032	$--	$213,549,032	$--
Money Market Funds	12,074,968	12,074,968	--	--
Total Investments in Securities:	$225,624,000	$12,074,968	$213,549,032	$--

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

Health Care	23.6%
Education	17.2%
General Obligations	16.5%
Transportation	15.9%
Electric Utilities	6.1%
Water & Sewer	5.2%
Others* (Individually Less Than 5%)	15.5%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $209,907,906)	$213,549,032
Fidelity Central Funds (cost $12,074,995)	12,074,968
Total Investment in Securities (cost $221,982,901)		$225,624,000
Cash		100,077
Receivable for fund shares sold		460,562
Interest receivable		2,128,979
Distributions receivable from Fidelity Central Funds		2,288
Other receivables		810
Total assets		228,316,716
Liabilities
Payable for investments purchased on a delayed delivery basis	$4,538,546
Payable for fund shares redeemed	371,558
Distributions payable	401,116
Total liabilities		5,311,220
Net Assets		$223,005,496
Net Assets consist of:
Paid in capital		$219,352,991
Total accumulated earnings (loss)		3,652,505
Net Assets		$223,005,496
Net Asset Value, offering price and redemption price per share ($223,005,496 ÷ 21,886,154 shares)		$10.19

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2020 (Unaudited)
Investment Income
Interest		$2,412,010
Income from Fidelity Central Funds		31,857
Total income		2,443,867
Expenses
Independent trustees' fees and expenses	$326
Commitment fees	232
Total expenses		558
Net investment income (loss)		2,443,309
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	10,518
Total net realized gain (loss)		10,518
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(3,001,860)
Fidelity Central Funds	5
Total change in net unrealized appreciation (depreciation)		(3,001,855)
Net gain (loss)		(2,991,337)
Net increase (decrease) in net assets resulting from operations		$(548,028)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2020 (Unaudited)	Year ended December 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,443,309	$3,939,650
Net realized gain (loss)	10,518	768,551
Change in net unrealized appreciation (depreciation)	(3,001,855)	6,147,773
Net increase (decrease) in net assets resulting from operations	(548,028)	10,855,974
Distributions to shareholders	(2,443,519)	(4,418,937)
Share transactions
Proceeds from sales of shares	114,576,635	120,673,069
Reinvestment of distributions	–	131
Cost of shares redeemed	(77,493,495)	(48,876,044)
Net increase (decrease) in net assets resulting from share transactions	37,083,140	71,797,156
Total increase (decrease) in net assets	34,091,593	78,234,193
Net Assets
Beginning of period	188,913,903	110,679,710
End of period	$223,005,496	$188,913,903
Other Information
Shares
Sold	11,274,295	11,808,779
Issued in reinvestment of distributions	–	13
Redeemed	(7,646,264)	(4,784,651)
Net increase (decrease)	3,628,031	7,024,141

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Municipal Income Fund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.35	$9.85	$10.04	$10.00
Income from Investment Operations
Net investment income (loss)B	.123	.275	.261	.040
Net realized and unrealized gain (loss)	(.159)	.531	(.193)	.041
Total from investment operations	(.036)	.806	.068	.081
Distributions from net investment income	(.124)	(.278)	(.258)	(.040)
Distributions from net realized gain	–	(.028)	–	(.001)
Total distributions	(.124)	(.306)	(.258)	(.041)
Net asset value, end of period	$10.19	$10.35	$9.85	$10.04
Total ReturnC	(.34)%	8.26%	.71%	.81%
Ratios to Average Net AssetsD,E
Expenses before reductionsF	- %G	-%	-%	- %G
Expenses net of fee waivers, if anyF	- %G	-%	-%	- %G
Expenses net of all reductionsF	- %G	-%	-%	- %G
Net investment income (loss)	2.44%G	2.70%	2.69%	1.81%G
Supplemental Data
Net assets, end of period (000 omitted)	$223,005	$188,914	$110,680	$10,128
Portfolio turnover rateH	48%G	18%	73%	35%I

 A For the period October 12, 2017 (commencement of operations) to December 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Amount represents less than .005%.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2020

1. Organization.

Fidelity Flex Municipal Income Fund (the Fund) is a fund of Fidelity Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts offered by Fidelity.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds , including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2020 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, market discount and capital loss carryforwards.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$5,648,047
Gross unrealized depreciation	(2,006,337)
Net unrealized appreciation (depreciation)	$3,641,710
Tax cost	$221,982,290

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Flex Municipal Income Fund	86,506,878	46,147,130

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Commitment fees on the Statement of Operations, and are as follows:

Amount
Fidelity Flex Municipal Income Fund	$232

During the period, there were no borrowings on this line of credit.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

8. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2020 to June 30, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period-B January 1, 2020 to June 30, 2020
Actual	- %-C	$1,000.00	$996.60	$--D
Hypothetical-E		$1,000.00	$1,024.86	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

XLI-SANN-0820
1.9884857.102

Fidelity Flex® Funds

Fidelity Flex® Conservative Income Municipal Bond Fund

Semi-Annual Report

June 30, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Maturity Diversification as of June 30, 2020

% of fund's investments
1 - 7	35.1
8 - 30	0.2
31 - 60	8.6
61 - 90	2.6
91 - 180	8.5
> 180	45.0

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and permissible maturity shortening features other than interest rates.

Top Five States as of June 30, 2020

% of fund's net assets
Illinois	13.6
Florida	10.1
Texas	7.8
New York	6.8
New Jersey	6.7

Top Five Sectors as of June 30, 2020

% of fund's net assets
Synthetics	20.6
Transportation	13.8
General Obligations	13.8
Industrial Development	12.9
Electric Utilities	12.4

Quality Diversification (% of fund's net assets)

As of June 30, 2020
AAA	3.1%
AA,A	46.8%
BBB	5.2%
Not Rated	1%
Short-Term Investments and Net Other Assets	43.9%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Schedule of Investments June 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 56.1%
	Principal Amount	Value
Alabama - 0.7%
Black Belt Energy Gas District Bonds:
Series 2016 A, 4%, tender 6/1/21 (a)	$200,000	$205,245
Series 2017 A, 4%, tender 7/1/22 (a)	225,000	237,915

TOTAL ALABAMA		443,160

Alaska - 0.3%
Alaska Gen. Oblig. Series 2013 B, 5% 8/1/20	200,000	200,754
Arizona - 0.5%
Maricopa County Rev.:
Bonds Series 2019 B, SIFMA Municipal Swap Index + 0.380% 0.51%, tender 10/18/22 (a)(b)	195,000	193,916
Series 2016 A, 5% 1/1/23	100,000	109,911

TOTAL ARIZONA		303,827

California - 0.4%
California Infrastructure and Econ. Dev. Bank Rev. Bonds Series 2018 C, 1 month U.S. LIBOR + 0.380% 0.509%, tender 7/2/20 (a)(b)	245,000	243,351
Colorado - 0.2%
E-470 Pub. Hwy. Auth. Rev.:
Series 2015 A, 5% 9/1/20	50,000	50,363
Series B, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	45,000	44,959

TOTAL COLORADO		95,322

Connecticut - 3.9%
Connecticut Gen. Oblig.:
Series 2012 C, 5% 6/1/21	150,000	156,160
Series 2014 F, 5% 11/15/20	375,000	381,261
Series 2015 C, SIFMA Municipal Swap Index + 0.900% 1.03% 6/15/21 (a)(b)	100,000	100,194
Series D, 4% 11/1/21	200,000	209,242
Series E, 5% 9/15/22	200,000	219,638
Connecticut Health & Edl. Facilities Auth. Rev. Bonds:
Series 2014 A, 1.1%, tender 2/7/23 (a)	175,000	178,082
Series 2017 A2, 5%, tender 7/1/22 (a)	190,000	207,490
Series 2017 C2, 5%, tender 2/1/23 (a)	175,000	195,662
Connecticut Muni. Elec. Energy Coop. Pwr. Supply Sys. Rev. Series 2013 A, 5% 1/1/23	115,000	127,908
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2015 B, 5% 8/1/20	370,000	371,301
Series 2016 A, 5% 9/1/21	220,000	231,077

TOTAL CONNECTICUT		2,378,015

District Of Columbia - 0.9%
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2011 C:
5% 10/1/21 (c)	205,000	215,371
5% 10/1/22 (c)	20,000	21,034
Series 2017 A, 5% 10/1/22 (c)	215,000	234,952
Series 2019 A:
5% 10/1/21 (c)	10,000	10,506
5% 10/1/22 (c)	5,000	5,464
Series 2020 A, 5% 10/1/22 (c)(d)	85,000	92,830

TOTAL DISTRICT OF COLUMBIA		580,157

Florida - 4.9%
Broward County Arpt. Sys. Rev.:
Series 2012 P1, 5% 10/1/20 (c)	100,000	100,991
Series 2017, 5% 10/1/23 (c)	125,000	140,530
Series 2019 A, 5% 10/1/21 (c)	100,000	104,931
Florida Mid-Bay Bridge Auth. Rev. Series 2015 A, 5% 10/1/22	180,000	192,654
Florida Muni. Pwr. Agcy. Rev.:
Series 2011 A, 5% 10/1/20	215,000	217,320
Series 2016 A, 5% 10/1/21	150,000	158,072
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Series 2011 B, 4% 10/1/22 (c)	150,000	155,957
Series 2016 A, 5% 10/1/20 (c)	100,000	100,991
Series 2019 A, 5% 10/1/22 (c)	105,000	114,645
Jacksonville Elec. Auth. Elec. Sys. Rev.:
Series 2012 A, 5% 10/1/20	200,000	202,184
Series 2013 A, 5% 10/1/20	200,000	202,184
Series 2013 D, 5% 10/1/21	200,000	210,890
Miami-Dade County Aviation Rev. Series A1, 5% 10/1/20	170,000	171,835
Miami-Dade County Health Facilities Auth. Hosp. Rev. (Nicklaus Children Hosp.) Series 2017, 5% 8/1/23	165,000	184,434
Miami-Dade County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt. of Florida Proj.) Series 2018, 2.85%, tender 8/2/21 (a)(c)	150,000	152,346
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2014 D, 5% 11/1/21	100,000	106,153
Series 2015 A, 5% 5/1/21	100,000	103,861
Miami-Dade County Wtr. & Swr. Rev.:
Series 2008 A, 5.25% 10/1/20 (FSA Insured)	100,000	101,229
Series 2015, 5% 10/1/20	175,000	177,052
Palm Beach County School Board Ctfs. of Prtn. Series 2012 C, 5% 8/1/23	115,000	125,933

TOTAL FLORIDA		3,024,192

Georgia - 4.3%
Bartow County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Bowen Proj.) Series 2013, 1.55%, tender 8/19/22 (a)	100,000	100,128
Georgia Muni. Elec. Auth. Pwr. Rev.:
(Combined Cycle Proj.) Series 2012 A, 5% 11/1/20	75,000	75,918
(Gen. Resolution Proj.) Series 2008 A, 5.25% 1/1/21	225,000	229,345
Series 2011 A, 5% 1/1/21	220,000	223,977
Series 2019 A:
5% 1/1/21	205,000	208,706
5% 1/1/23	450,000	491,675
Main Street Natural Gas, Inc. Bonds:
Series 2018 E, SIFMA Municipal Swap Index + 0.570% 0.7%, tender 12/1/23 (a)(b)	830,000	816,181
Seroes 2018 B, 1 month U.S. LIBOR + 0.750% 0.866%, tender 9/1/23 (a)(b)	400,000	396,584
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Scherer Proj.) Series 2009, 2.35%, tender 12/11/20 (a)	100,000	100,779

TOTAL GEORGIA		2,643,293

Hawaii - 0.2%
Hawaii Gen. Oblig. Series EF, 5% 11/1/20	120,000	121,894
Illinois - 10.6%
Champaign County Cmnty. Unit Series 2020 A, 0% 1/1/24	380,000	371,142
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2012 A, 5% 1/1/21	115,000	117,409
Series 2012 B, 5% 1/1/22 (c)	120,000	126,820
Series 2013 D, 5% 1/1/22	215,000	228,281
Cook County Gen. Oblig.:
Series 2012 C, 5% 11/15/21	150,000	154,073
Series 2014 A:
5% 11/15/20	200,000	201,751
5% 11/15/21	100,000	102,715
Illinois Fin. Auth. Rev.:
Series 2009, 5% 8/15/20	200,000	200,969
Series 2011 IL, 4% 12/1/20	150,000	152,130
Series 2012 C, 5% 8/15/21	145,000	151,522
Series 2014 A, 5% 10/1/20	100,000	101,130
Series 2015 A:
5% 11/15/20	110,000	111,650
5% 11/15/22	145,000	158,660
5% 11/15/23	150,000	166,740
Series 2016 A, 5% 10/1/22	200,000	215,716
Illinois Gen. Oblig.:
Series 2010, 5% 1/1/21 (FSA Insured)	165,000	165,372
Series 2012, 5% 8/1/22 (FSA Insured)	100,000	105,734
Series 2017 D, 5% 11/1/20	750,000	755,870
Series 2018 A, 5% 10/1/20	100,000	100,584
Series 2018 B, 5% 10/1/20	240,000	241,402
Series 2019 A, 5% 11/1/20	100,000	100,783
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/21	170,000	174,418
Illinois Reg'l. Trans. Auth. Series 2016 A, 5% 6/1/21	200,000	207,314
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Series 2014 A:
5% 12/1/20	100,000	101,769
5% 12/1/22	275,000	302,836
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2008, 0% 2/1/22 (FSA Insured)	175,000	173,030
Railsplitter Tobacco Settlement Auth. Rev.:
Series 2010, 5.375% 6/1/21	515,000	536,359
Series 2017:
5% 6/1/22	235,000	251,464
5% 6/1/23	370,000	408,565
Univ. of Illinois Rev. Series 1991, 0% 4/1/21	310,000	306,808

TOTAL ILLINOIS		6,493,016

Indiana - 1.2%
Indiana Fin. Auth. Hosp. Rev. Bonds:
Series 2011 H, 1.65%, tender 7/1/22 (a)	145,000	146,873
Series 2011 L:
SIFMA Municipal Swap Index + 0.280% 0.41%, tender 7/2/20 (a)(b)	100,000	99,721
SIFMA Municipal Swap Index + 0.280% 0.41%, tender 7/2/20 (a)(b)	100,000	99,721
Series 2015 B, 1.65%, tender 7/2/22 (a)	50,000	50,646
Indiana Fin. Auth. Rev. (Butler Univ. Proj.) Series 2019, 3% 2/1/21	140,000	141,013
Indianapolis Local Pub. Impt. (Indianapolis Arpt. Auth. Proj.) Series 2015 I, 5% 1/1/23 (c)	205,000	224,143

TOTAL INDIANA		762,117

Kentucky - 3.4%
Kentucky State Property & Buildings Commission Rev.:
(Kentucky St Proj.) Series 2010, 5% 8/1/20	650,000	652,216
(Proj. No. 98) Series 2010, 5% 8/1/21	100,000	100,324
Series 2018:
5% 5/1/22	225,000	242,093
5% 5/1/23	65,000	71,705
Series B, 5% 11/1/20	200,000	202,799
Kentucky, Inc. Pub. Energy:
Series 2018 B, 4% 7/1/21	100,000	102,878
Series A, 4% 6/1/22	325,000	342,469
Louisville & Jefferson County Series 2016 A, 5% 10/1/22	140,000	152,368
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas and Elec. Co. Proj.) Series 2001 B, 2.55%, tender 5/3/21 (a)	250,000	253,448

TOTAL KENTUCKY		2,120,300

Louisiana - 0.3%
Louisiana Gen. Oblig. Series 2015 A, 5% 5/1/21	100,000	103,895
St. John Baptist Parish Rev. Bonds (Marathon Oil Corp.) Series 2017, 2%, tender 4/1/23 (a)	100,000	99,099

TOTAL LOUISIANA		202,994

Massachusetts - 0.6%
Massachusetts Dev. Fin. Agcy. Rev.:
Bonds Series S3, SIFMA Municipal Swap Index + 0.500% 0.63%, tender 1/26/23 (a)(b)	200,000	199,288
Series 2018 A, 4% 10/1/20	100,000	100,903
Massachusetts Edl. Fing. Auth. Rev. Series 2010 A, 5.5% 1/1/22	100,000	100,119

TOTAL MASSACHUSETTS		400,310

Michigan - 2.5%
Detroit/Wayne Co. Stadium Auth. Series 2012, 5% 10/1/20 (FSA Insured)	150,000	151,638
Grand Traverse County Hosp. Fin. Auth. Series 2011 A, 5% 7/1/20	115,000	115,000
Michigan Fin. Auth. Rev.:
(Henry Ford Health Sys. Proj.) Series 2016, 5% 11/15/20	295,000	299,203
Bonds:
Series 2016 MI2, SIFMA Municipal Swap Index + 0.480% 0.61%, tender 2/1/22 (a)(b)	200,000	199,640
Series 2019 B, 3.5%, tender 11/15/22 (a)	70,000	74,345
Series 2015 A, 5% 8/1/22	125,000	135,386
Series 2015 MI, 5% 12/1/21	170,000	180,515
Michigan Hosp. Fin. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series F5, 1.9%, tender 4/1/21 (a)	180,000	181,714
Milan Area Schools Series 2019, 5% 5/1/21	170,000	176,346

TOTAL MICHIGAN		1,513,787

Minnesota - 0.7%
Rochester Health Care Facilities Rev. Bonds (Mayo Foundation Proj.) Series C, 4.5%, tender 11/15/21 (a)	200,000	208,992
Saint Cloud Health Care Rev. Series 2014 B, 5% 5/1/23	205,000	227,298

TOTAL MINNESOTA		436,290

Missouri - 0.4%
Saint Louis Arpt. Rev. Series 2017 A, 5% 7/1/21 (FSA Insured)	225,000	234,184
Nebraska - 0.2%
Central Plains Energy Proj. Gas Supply Series 2019, 4% 8/1/21	100,000	103,434
Nevada - 1.5%
Clark County Arpt. Rev.:
(Sub Lien Proj.) Series 2017 A-1, 5% 7/1/20 (c)	275,000	275,000
Series 2013 A, 5% 7/1/21 (c)	125,000	129,949
Series 2017 C, 5% 7/1/21 (c)	200,000	207,918
Clark County School District Series 2016 F, 5% 6/15/21	200,000	208,269
Washoe County Gas Facilities Rev. Bonds Series 2016 F, 2.05%, tender 4/15/22 (a)(c)	100,000	101,426

TOTAL NEVADA		922,562

New Jersey - 6.1%
New Jersey Econ. Dev. Auth. Rev. Series 2015 XX, 4% 6/15/22	285,000	294,308
New Jersey Gen. Oblig.:
Series 2010 Q, 5% 8/15/20	100,000	100,492
Series 2014, 5% 6/1/21	100,000	103,741
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2011 1, 5% 12/1/20 (c)	135,000	137,025
Series 2013, 4% 12/1/20 (c)	40,000	40,436
Series 2015 1A:
5% 12/1/21 (c)	600,000	629,646
5% 12/1/22 (c)	100,000	107,549
Series 2015 A, 5% 12/1/20 (c)	100,000	101,500
Series 2018 B, 5% 12/1/20 (c)	100,000	101,500
Series 2019 A, 5% 12/1/22	15,000	16,333
New Jersey Hsg. & Mtg. Fin. Agcy. Rev. Series 2019 D, 4% 10/1/22 (c)	100,000	106,296
New Jersey Tobacco Settlement Fing. Corp. Series 2018 A:
5% 6/1/21	100,000	103,768
5% 6/1/23	250,000	279,028
New Jersey Trans. Trust Fund Auth.:
Series 2016 A:
5% 6/15/21	100,000	102,922
5% 6/15/22	100,000	105,855
Series 2018 A:
5% 6/15/21	255,000	262,451
5% 6/15/22	210,000	222,296
New Jersey Transit Corp. Ctfs. of Prtn. Series 2014 A:
5% 9/15/20	250,000	252,161
5% 9/15/21	570,000	598,945
Union County Gen. Oblig. Series 2020, 0.5% 3/1/22	100,000	99,259

TOTAL NEW JERSEY		3,765,511

New York - 0.8%
New York City Gen. Oblig.:
Series 2012 A, 5% 8/1/20	200,000	200,753
Series J, 4% 8/1/20	125,000	125,370
New York Dorm. Auth. Personal Income Tax Rev. Series 2011 C, 5% 3/15/21	160,000	165,275

TOTAL NEW YORK		491,398

New York And New Jersey - 0.3%
Port Auth. of New York & New Jersey Series 177, 5% 7/15/21 (c)	190,000	197,653
North Carolina - 0.3%
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 2010 A, 5% 1/1/21 (Escrowed to Maturity)	200,000	204,565
Ohio - 1.4%
Allen County Hosp. Facilities Rev.:
Bonds (Mercy Health) Series 2017 B, 5%, tender 5/5/22 (a)	155,000	166,255
Series 2010 B, 5% 9/1/20	100,000	100,643
Franklin County Hosp. Facilities Rev. Bonds (Ohio Health Corp.) Series 2018 B, SIFMA Municipal Swap Index + 0.430% 0.56%, tender 11/15/21 (a)(b)	100,000	99,806
Miami Univ. Series 2017:
5% 9/1/20	200,000	201,548
5% 9/1/21	300,000	316,368

TOTAL OHIO		884,620

Oregon - 0.3%
Oregon Bus. Dev. Commission Bonds Series 250, 5%, tender 3/1/22 (a)(c)	155,000	165,149
Pennsylvania - 1.7%
Allegheny County Arpt. Auth. Rev. Series 2001, 5% 1/1/21 (Escrowed to Maturity) (c)	100,000	102,207
Allegheny County Higher Ed. Bldg. Auth. Series 2013, 5% 3/1/21	160,000	165,038
Allegheny County Hosp. Dev. Auth. Rev. Series 2019 A, 5% 7/15/23	100,000	112,037
Geisinger Auth. Health Sys. Rev. Series 2020 A, 5% 4/1/22	85,000	91,599
Lehigh County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (PPL Elec. Utils. Corp. Proj.) Series 2016 A, 1.8%, tender 9/1/22 (a)	30,000	30,327
Pennsylvania Gen. Oblig. Series 2011, 5% 11/15/20	60,000	61,061
Pennsylvania Higher Edl. Facilities Auth. Rev. First Series 2012, 5% 4/1/21	125,000	128,959
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2018 A1, SIFMA Municipal Swap Index + 0.430% 0.56% 12/1/21 (a)(b)	200,000	197,918
Series 2018 B, SIFMA Municipal Swap Index + 0.500% 0.63% 12/1/21 (a)(b)	130,000	128,770

TOTAL PENNSYLVANIA		1,017,916

Rhode Island - 0.8%
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev. Series 2015:
5% 11/1/21	340,000	354,875
5% 11/1/22	110,000	118,872

TOTAL RHODE ISLAND		473,747

South Carolina - 0.6%
Patriots Energy Group Fing. Agcy. Bonds Series 2018 A, 4%, tender 2/1/24 (a)	145,000	159,269
South Carolina Pub. Svc. Auth. Rev.:
Series 2012 B, 5% 12/1/20	100,000	101,702
Series 2016 C, 5% 12/1/22	100,000	109,566

TOTAL SOUTH CAROLINA		370,537

Texas - 2.3%
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2012 E, 5% 11/1/26 (Pre-Refunded to 11/1/20 @ 100) (c)	125,000	126,896
Series 2014 D, 5% 11/1/21 (c)	100,000	105,122
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Bonds Series 2019 C, SIFMA Municipal Swap Index + 0.420% 0.55%, tender 12/1/22 (a)(b)	215,000	212,386
Harris County Metropolitan Trans. Auth. Series 2015 A, 5% 8/15/20	250,000	251,401
Lower Colorado River Auth. Rev. (LCRA Transmission Svcs. Corp. Proj.) Series 2016, 5% 5/15/22	200,000	216,646
North Texas Tollway Auth. Rev. Series 2014 A, 5% 1/1/21	465,000	475,496

TOTAL TEXAS		1,387,947

Virginia - 0.9%
Gloucester County Indl. Dev. Auth. Bonds Series 2003 A, 2.4%, tender 5/2/22 (a)(c)	120,000	122,383
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds Series 2008 B, 2.15%, tender 9/1/20 (a)	250,000	250,080
Wise County Indl. Dev. Auth. Waste & Sewage Rev. Bonds Series 2009 A, 2.15%, tender 9/1/20 (a)	50,000	50,016
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 1.9%, tender 6/1/23 (a)	100,000	103,182

TOTAL VIRGINIA		525,661

Washington - 0.8%
Port of Seattle Rev. Series C, 5% 2/1/21 (c)	105,000	107,493
Tobacco Settlement Auth. Rev.:
Series 2013, 5% 6/1/22	100,000	107,345
Series 2018, 5% 6/1/23	155,000	171,909
Washington Gen. Oblig. Series 2011 A, 5% 8/1/21 (Pre-Refunded to 8/1/20 @ 100)	100,000	100,386

TOTAL WASHINGTON		487,133

West Virginia - 0.8%
Harrison County Commission Solid Waste Disp. Rev. Bonds (Monongahela Pwr. Co. Proj.) Series 2018 A, 3%, tender 10/15/21 (a)(c)	400,000	409,656
Mason Co. Poll. Cont. Rev. (Appalachian Pwr. Co. Proj.) Series 2003 L, 2.75% 10/1/22	100,000	102,520

TOTAL WEST VIRGINIA		512,176

Wisconsin - 1.3%
Wisconsin Health & Edl. Facilities Bonds:
Series 2018 B:
5%, tender 1/26/22 (a)	100,000	107,095
5%, tender 1/25/23 (a)	110,000	121,891
Series 2018 C, SIFMA Municipal Swap Index + 0.450% 0.58%, tender 7/27/22 (a)(b)	155,000	154,476
Wisconsin Health & Edl. Facilities Auth. Rev. Series 2012 B, 5% 8/15/21	370,000	386,643

TOTAL WISCONSIN		770,105

TOTAL MUNICIPAL BONDS
(Cost $34,324,285)		34,477,077

Municipal Notes - 43.9%
Alabama - 3.1%
Mobile Indl. Dev. Board Rev. (Alabama Pwr. Co. Proj.) Series 2001 B, 0.22% 7/1/20, VRDN (a)(c)	1,380,000	$1,380,000
West Jefferson Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Miller Plant Proj.) Series 2008, 0.22% 7/1/20, VRDN (a)(c)	550,000	550,000

TOTAL ALABAMA		1,930,000

California - 0.8%
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Participating VRDN Series XF 28 50, 0.68% 7/7/20 (Liquidity Facility Barclays Bank PLC) (Liquidity Facility Cr. Suisse AG) (a)(c)(e)(f)(g)	100,000	100,000
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Participating VRDN:
Series Floaters XM 06 75, 0.47% 7/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(f)(g)	100,000	100,000
Series ZM 06 42, 0.38% 7/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(f)(g)	100,000	100,000
San Francisco City & County Multi-family Hsg. Rev. Participating VRDN Series DBE 80 49, 0.48% 7/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	100,000	100,000
San Jose Multi-family Hsg. Rev. Participating VRDN Series XF 10 85, 0.43% 7/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)(g)	100,000	100,000

TOTAL CALIFORNIA		500,000

Colorado - 2.3%
Denver City & County Arpt. Rev. Participating VRDN Series Floaters XL 00 90, 0.43% 7/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(f)(g)	1,425,000	1,425,000
Delaware - 0.5%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1994, 0.22% 7/1/20, VRDN (a)(c)	300,000	300,000
Florida - 5.2%
Broward County Indl. Dev. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2015, 0.2% 7/1/20, VRDN (a)(c)	200,000	200,000
Miami-Dade County Aviation Rev. Participating VRDN Series XM 08 70, 0.46% 7/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(f)(g)	100,000	100,000
Palm Beach County Health Facilities Auth. Rev. Participating VRDN Series Floaters 017, 0.48% 8/11/20 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)	2,480,000	2,479,995
Saint Lucie County Solid Waste Disp. (Florida Pwr. & Lt. Co. Proj.) Series 2003, 0.2% 7/1/20, VRDN (a)(c)	200,000	200,000
Tampa Hosp. Rev. Participating VRDN Series XM 08 85, 0.28% 7/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	200,000	200,000

TOTAL FLORIDA		3,179,995

Georgia - 0.8%
Monroe County Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2017, 0.2% 7/1/20, VRDN (a)(c)	500,000	500,000
Illinois - 3.0%
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN:
Series Floaters XL 00 49, 0.33% 7/1/20 (Liquidity Facility Citibank NA) (a)(c)(f)(g)	910,000	910,000
Series XM 08 79, 0.33% 7/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	100,000	100,000
Series XM 08 84, 0.43% 7/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(f)(g)	100,000	100,000
Illinois Gen. Oblig. Participating VRDN Series Floaters XM 01 86, 0.43% 7/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	520,000	520,000
Metropolitan Pier & Exposition Participating VRDN Series XF 09 65, 0.48% 7/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	200,000	200,000

TOTAL ILLINOIS		1,830,000

Kentucky - 1.0%
Hopkinsville Indl. Bldg. Rev. Series 2006, 0.36% 7/7/20, LOC Truist Bank, VRDN (a)(c)	500,000	500,000
Kentucky Tpk. Auth. Econ. Dev. Road Rev. Participating VRDN Series XF 24 84, 0.38% 7/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(f)(g)	100,000	100,000

TOTAL KENTUCKY		600,000

Louisiana - 2.6%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.31% 7/7/20, VRDN (a)	300,000	300,000
Series 2010 B1, 0.31% 7/7/20, VRDN (a)	1,290,000	1,290,000

TOTAL LOUISIANA		1,590,000

Maryland - 0.2%
Maryland Health & Higher Edl. Facilities Auth. Rev. Participating VRDN Series 005, 0.48% 7/2/20 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)	100,000	100,000
Massachusetts - 0.6%
Massachusetts Edl. Fing. Auth. Rev. Participating VRDN Series Floaters XF 23 06, 0.43% 7/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(f)(g)	280,000	280,000
Nahant BAN Series 2019 B, 2.5% 7/9/20	100,000	100,046

TOTAL MASSACHUSETTS		380,046

Michigan - 0.2%
Waterford School District RAN Series 2019, 2% 9/23/20	100,000	100,371
Minnesota - 0.6%
Minneapolis Health Care Sys. Rev. Participating VRDN Series XM 08 72, 0.38% 7/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	100,000	100,000
Shakopee Minn Sr Hsg. Rev. Participating VRDN Series Floaters 001, 0.48% 8/11/20 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)	300,000	300,000

TOTAL MINNESOTA		400,000

Missouri - 0.2%
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Participating VRDN Series XG 01 76, 0.38% 7/7/20 (Liquidity Facility Royal Bank of Canada) (a)(f)(g)	100,000	100,000
Montana - 0.2%
Tender Opt Bd Trust Rcpts / Ctfs. Participating VRDN Series XF 10 90, 0.53% 7/7/20 (Liquidity Facility Deutsche Bank AG New York Branch)(a)(f)(g)	100,000	100,000
Nebraska - 0.5%
Stanton County Indl. Dev. Rev.:
(Nucor Corp. Proj.) Series 1996, 0.36% 7/7/20, VRDN (a)(c)	200,000	200,000
Series 1998, 0.36% 7/7/20, VRDN (a)(c)	125,000	125,000

TOTAL NEBRASKA		325,000

New Jersey - 0.6%
Bloomingdale BAN Series 2020, 2.25% 2/26/21	192,300	194,680
Millstone Township Gen. Oblig. BAN Series 2019, 2.25% 8/28/20	100,000	100,286
Passaic Gen. Oblig. BAN Series 2019, 2.25% 8/27/20	100,000	100,281

TOTAL NEW JERSEY		395,247

New York - 6.0%
New York Metropolitan Trans. Auth. Rev.:
BAN:
Series 2018 B:
5% 5/15/21	200,000	204,181
5% 5/15/21	615,000	627,856
Series 2018 C, 5% 9/1/20	520,000	522,043
Series 2019 D1, 5% 9/1/22	1,100,000	1,155,880
Participating VRDN:
Series XF 05 20, 0.58% 7/7/20 (Liquidity Facility Royal Bank of Canada) (a)(f)(g)	100,000	100,000
Series XF 05 83, 0.68% 7/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	300,000	300,000
Series ZF 02 18, 0.68% 7/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	200,000	200,000
New York Thruway Auth. Gen. Rev. Participating VRDN:
Series XF 09 18, 0.43% 7/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	100,000	100,000
Series XM 08 80, 0.33% 7/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	100,000	100,000
Putnam County Indl. Dev. Agcy. Rev. Series 2006 A, 0.45% 7/7/20, LOC RBS Citizens NA, VRDN (a)	100,000	100,000
Tender Opt Bd Trust Rcpts / Ctfs. Participating VRDN Series XM 08 34, 0.68% 7/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	200,000	200,000
Triborough Bridge & Tunnel Auth. Revs. Participating VRDN Series RBC 16 ZM 0138, 0.33% 7/7/20 (Liquidity Facility Royal Bank of Canada) (a)(f)(g)	100,000	100,000

TOTAL NEW YORK		3,709,960

North Carolina - 2.0%
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. Series 2000 B, 0.34% 7/7/20, VRDN (a)(c)	1,200,000	1,200,000
Ohio - 0.4%
Lorain County Indl. Dev. Rev. Series 2000, 0.29% 7/7/20, LOC PNC Bank NA, VRDN (a)(c)	145,000	145,000
Ohio St Econ. Dev. Rev. Series 2003, 0.29% 7/1/20, LOC PNC Bank NA, VRDN (a)	100,000	100,000

TOTAL OHIO		245,000

Pennsylvania - 0.5%
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev. Series A4, 0.29% 7/7/20, LOC PNC Bank NA, VRDN (a)(c)	300,000	300,000
South Carolina - 2.8%
Greenville Hosp. Sys. Facilities Rev. Participating VRDN Series XF 01 45, 0.38% 7/7/20 (Liquidity Facility Toronto-Dominion Bank) (a)(f)(g)	100,000	100,000
South Carolina Pub. Svc. Auth. Rev. Participating VRDN:
Series Floaters XM 02 91, 0.39% 7/7/20 (Liquidity Facility Royal Bank of Canada) (a)(f)(g)	200,000	200,000
Series Floaters XM 03 84, 0.43% 7/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	1,400,000	1,400,000

TOTAL SOUTH CAROLINA		1,700,000

Tennessee - 0.6%
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Series 2020, 0.4% 3/22/21, CP	400,000	399,942
Texas - 5.5%
North Texas Tollway Auth. Rev. Participating VRDN Series XM0085, 0.33% 7/7/20 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)	200,000	200,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2004, 2.09% 7/7/20, VRDN (a)(c)	2,300,000	2,300,000
Series 2010 D:
1.95% 7/7/20, VRDN (a)	300,000	300,000
1.99% 7/7/20, VRDN (a)	575,000	575,000

TOTAL TEXAS		3,375,000

Utah - 0.5%
Salt Lake City Arpt. Rev. Participating VRDN:
Series Floaters XM 06 99, 0.48% 7/7/20 (Liquidity Facility Cr. Suisse AG) (a)(c)(f)(g)	200,000	200,000
Series XM 08 82, 0.43% 7/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(f)(g)	100,000	100,000

TOTAL UTAH		300,000

Virginia - 3.0%
Suffolk Hsg. Auth. Mfam Apts Participating VRDN Series XF 10 86, 0.48% 7/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	1,555,000	1,555,000
Virginia Small Bus. Fing. Auth. Series 2004, 0.31% 7/7/20, LOC Truist Bank, VRDN (a)(c)	320,000	320,000

TOTAL VIRGINIA		1,875,000

Washington - 0.2%
Washington Econ. Dev. Fin. Auth. Rev. Participating VRDN Series Floaters 005, 0.48% 8/11/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(f)(g)	100,000	100,000
TOTAL MUNICIPAL NOTES
(Cost $26,995,553)		26,960,561
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $61,319,838)		61,437,638
NET OTHER ASSETS (LIABILITIES) - 0.0%		14,796
NET ASSETS - 100%		$61,452,434

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

RAN – REVENUE ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $200,000 or 0.3% of net assets.

 (f) Provides evidence of ownership in one or more underlying municipal bonds.

 (g) Coupon rates are determined by re-marketing agents based on current market conditions.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$8,906
Total	$8,906

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$61,437,638	$--	$61,437,638	$--
Total Investments in Securities:	$61,437,638	$--	$61,437,638	$--

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

Synthetics	20.6%
Transportation	13.8%
General Obligations	13.8%
Industrial Development	12.9%
Electric Utilities	12.4%
Health Care	8.4%
Education	6.4%
Others* (Individually Less Than 5%)	11.7%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $61,319,838)		$61,437,638
Cash		9,413
Receivable for investments sold		200,058
Receivable for fund shares sold		167,779
Interest receivable		412,170
Distributions receivable from Fidelity Central Funds		77
Other receivables		41
Total assets		62,227,176
Liabilities
Payable for investments purchased
Regular delivery	$512,710
Delayed delivery	91,616
Payable for fund shares redeemed	120,000
Distributions payable	50,416
Total liabilities		774,742
Net Assets		$61,452,434
Net Assets consist of:
Paid in capital		$61,338,071
Total accumulated earnings (loss)		114,363
Net Assets		$61,452,434
Net Asset Value, offering price and redemption price per share ($61,452,434 ÷ 6,134,810 shares)		$10.02

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2020 (Unaudited)
Investment Income
Interest		$433,933
Income from Fidelity Central Funds		8,906
Total income		442,839
Expenses
Independent trustees' fees and expenses	$93
Commitment fees	67
Total expenses before reductions	160
Expense reductions	(47)
Total expenses after reductions		113
Net investment income (loss)		442,726
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		1,244
Total net realized gain (loss)		1,244
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(58,784)
Fidelity Central Funds	10
Total change in net unrealized appreciation (depreciation)		(58,774)
Net gain (loss)		(57,530)
Net increase (decrease) in net assets resulting from operations		$385,196

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2020 (Unaudited)	Year ended December 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$442,726	$862,586
Net realized gain (loss)	1,244	23,488
Change in net unrealized appreciation (depreciation)	(58,774)	162,200
Net increase (decrease) in net assets resulting from operations	385,196	1,048,274
Distributions to shareholders	(454,233)	(877,709)
Share transactions
Proceeds from sales of shares	36,787,864	34,739,998
Reinvestment of distributions	58,641	202,408
Cost of shares redeemed	(29,883,340)	(17,341,903)
Net increase (decrease) in net assets resulting from share transactions	6,963,165	17,600,503
Total increase (decrease) in net assets	6,894,128	17,771,068
Net Assets
Beginning of period	54,558,306	36,787,238
End of period	$61,452,434	$54,558,306
Other Information
Shares
Sold	3,678,274	3,468,554
Issued in reinvestment of distributions	5,864	20,208
Redeemed	(2,991,768)	(1,731,528)
Net increase (decrease)	692,370	1,757,234

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Conservative Income Municipal Bond Fund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.02	$9.98	$9.98	$10.00
Income from Investment Operations
Net investment income (loss)B	.078	.192	.179	.028
Net realized and unrealized gain (loss)	.002C	.044	(.004)	(.020)
Total from investment operations	.080	.236	.175	.008
Distributions from net investment income	(.078)	(.193)	(.174)	(.028)
Distributions from net realized gain	(.002)	(.003)	(.001)	–
Total distributions	(.080)	(.196)	(.175)	(.028)
Net asset value, end of period	$10.02	$10.02	$9.98	$9.98
Total ReturnD,E	.81%	2.39%	1.77%	.08%
Ratios to Average Net AssetsF,G
Expenses before reductionsH	- %I	-%	-%	- %I
Expenses net of fee waivers, if anyH	- %I	-%	-%	- %I
Expenses net of all reductionsH	- %I	-%	-%	- %I
Net investment income (loss)	1.57%I	1.92%	1.81%	1.27%I
Supplemental Data
Net assets, end of period (000 omitted)	$61,452	$54,558	$36,787	$10,021
Portfolio turnover rateJ	31%I	52%	11%	- %K

 A For the period October 12, 2017 (commencement of operations) to December 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Amount represents less than .005%.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2020

1. Organization.

Fidelity Flex Conservative Income Municipal Bond Fund (the Fund) is a fund of Fidelity Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts offered by Fidelity.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2020 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds and market discount.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$205,800
Gross unrealized depreciation	(87,845)
Net unrealized appreciation (depreciation)	$117,955
Tax cost	$61,319,683

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Flex Conservative Income Municipal Bond Fund	7,565,051	4,831,227

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Commitment fees on the Statement of Operations, and are as follows:

Amount
Fidelity Flex Conservative Income Municipal Bond Fund	$67

During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $47.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of approximately 11% of the total outstanding shares of the Fund.

9. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2020 to June 30, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period-B January 1, 2020 to June 30, 2020
Actual	- %-C	$1,00.00	$1,008.10	$--D
Hypothetical-E		$1,000.00	$1,024.86	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

XCB-SANN-0820
1.9884864.102

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Municipal Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Municipal Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Municipal Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	August 20, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	August 20, 2020

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	August 20, 2020